VANGUARD INDEX TRUST

[PHOTO]

Annual Report - December 31, 1997

[THE VANGUARD GROUP LOGO]

OUR CREW MAKES THE DIFFERENCE

Throughout our history, The Vanguard Group has received considerable attention as the low-cost provider of mutual funds. While such accolades are gratifying, we are most proud, not of our low operating expenses or the billions of dollars we manage, but of our sterling reputation created by the Vanguard crew.

         We recognize that it is our crew members--more than 6,000 highly motivated men and women--who form the cornerstone of our operations. As with any cornerstone, we could not survive long--let alone prosper--without it. That's why we chose this fiscal year's annual report to celebrate the spirit, enthusiasm, and achievements of our crew. (We call those who work at Vanguard crew members, not employees, because they operate as a team to accomplish our mission of serving you, our clients.)

         But while we prize the collective contributions of our crew, we also take time to recognize the importance of the individual. Each calendar quarter, we present our Award For Excellence to a handful of crew members who have demonstrated particular excellence in the performance of their jobs and who embody "The Vanguard Spirit." Our report cover shows only a few of the more than 300 crew members who have received this distinction since 1984.

         They, along with the rest of our valiant crew, look forward to serving you in the years ahead.


PHOTO]                         [PHOTO]

John C. Bogle                  John J. Brennan
CHAIRMAN                       PRESIDENT





CONTENTS
A MESSAGE TO OUR SHAREHOLDERS  . . . . . . . . . . . . .     1
THE MARKETS IN PERSPECTIVE   . . . . . . . . . . . . . .     6
PORTFOLIO PROFILES   . . . . . . . . . . . . . . . . . .     8
PERFORMANCE SUMMARIES  . . . . . . . . . . . . . . . . .    15
FINANCIAL STATEMENTS   . . . . . . . . . . . . . . . . .    24
REPORT OF INDEPENDENT ACCOUNTANTS    . . . . . . . . . .    43

All comparative mutual fund data are from Lipper Analytical Services, Inc., or Morningstar unless otherwise noted.

FELLOW SHAREHOLDER,


The U.S. stock market turned in another astonishing performance in 1997 and the six Portfolios of Vanguard Index Trust followed right along, producing returns that rangedfrom +36.3% to +24.6%, providing extraordinarily close matches with their targetindexes and handily outpacing comparable mutual funds. Absolutely and relatively, it really doesn't get much better than this!

         During the twelve months ended December 31, our flagship 500 Portfolio earned a total return of +33.2%, just shy of the Standard & Poor's 500 Composite Stock Price Index but ahead of 90% of all actively managed equity mutual funds. This fine performance was due to the continued dominance within the market of large-capitalization stocks, which capped a three-year run during which market averages more than doubled.

         The table at right shows the total returns (capital change plus reinvested dividends) achieved by our six Portfolios during 1997 compared with the returns of their respective unmanaged benchmarks. Per-share figures for each Portfolio, including net asset values, income dividends, and capital gains distributions, are presented in the table that follows this letter.


-------------------------------------------------------------
                                          TOTAL RETURNS
                                            YEAR ENDED
                                        DECEMBER 31, 1997
                                    -------------------------
                                     VANGUARD     COMPARATIVE
                                    PORTFOLIO        INDEX*
-------------------------------------------------------------
500 Portfolio                        +33.2%         +33.4%
Growth Portfolio                     +36.3          +36.5
Value Portfolio                      +29.8          +30.0
Extended Market Portfolio            +26.7          +25.7
SmallCap Stock Portfolio             +24.6          +22.4
Total Stock Market Portfolio         +31.0          +31.3
-------------------------------------------------------------

*The comparative indexes are: for the 500 Portfolio, the S&P 500 Index; for the Growth and Value Portfolios, the S&P/BARRA Growth and Value Indexes;for the Extended Market Portfolio, the Wilshire 4500 Equity Index; for the SmallCap Stock Portfolio, the Russell 2000 Index; for the Total Stock Market Portfolio, the Wilshire 5000 Equity Index.

         On July 7, 1997, we introduced Institutional Shares for our Extended Market, SmallCap Stock, and Total Stock Market Portfolios, which are available for minimum investments of $10 million. From their inceptions through the end of the year, the Institutional Shares of Extended Market Portfolio returned +11.8%; those of the SmallCap Stock Portfolio, +11.4%; and those of the Total Stock Market Portfolio, +8.6%. Their respective indexes returned +12.0%, +11.1%, and +8.8%.

THE FINANCIAL MARKETS IN BRIEF

The historic bull market in U.S. stocks that began in August 1982 continued in impressive fashion during 1997. The economy, corporate earnings, and employment grew solidly, and consumer confidence strengthened. Yet interest rates declined and inflation decelerated. In short, the domestic economic news could not have been better. The sole dark cloud--severe turmoil in Asian economies and currencies--only briefly darkened Wall Street's mood. After a sharp decline in October--the S&P 500 Index tumbled -7% on October 27 alone--stocks resumed their climb and the Index produced a +33.4% return for the year.

         Long-term interest rates rose through the first quarter of the year on expectations that the economy's robust growth would cause inflation to accelerate. The yield on the benchmark 30-year U.S. Treasury bond peaked at 7.17% in mid-April. Then, as the news on inflation got better rather than worse, the yield turned downward, falling to 5.92% by the end of December, 72 basis points below the 6.64% level at which it began the year.

         Short-term interest rates bottomed out in June and then began to rise, apparently because of sales of short-term Treasuries by foreign central banks and investors. At year-end 1997, the yield on three-month U.S. Treasury bills was 5.35%, up just a bit from 5.17% when the year began. The spread between yields on three-month T-bills and 30-year Treasury bonds was a slim 0.57 percentage point on December 31, 1997. Such a "flattening" of the yield curve has more often than not been a precursor of a slowing economy.

1997 PERFORMANCE OVERVIEW

The stock market's gains in 1997 were strongest for the largest companies, particularly for some of the huge blue-chip growth stocks that dominate the S&P 500 Index. Though smaller stocks made up ground versus larger stocks late in the year, bigger was clearly better during 1997--as it was in 1995 and 1996, as well. The S&P 500's return of +33.4% in 1997 was 7.7 percentage points higher than that of the rest of the U.S. stock market (as represented by the Wilshire 4500 Index) and a remarkable 11 percentage points above the +22.4% return of the Russell 2000 Index of small-cap stocks.

         Within the S&P 500, the +36.5% return of the Index's growth component easily outdistanced the +30.0% return of its value component. Financial-services stocks were the leading industry group, returning +46.9%, followed by the health-care sector with a +42.7% return, and then the utilities sector--which came on strong late in the year--with a gain of +38.1%. Laggards during the period included stocks in the producer-durables and materials & processing sectors--commonly known as cyclical industries.

         Each of our six Portfolios handily beat the average competing fund and did an excellent job of tracking its benchmark index during 1997. All four of our large-cap oriented Portfolios (500, Growth, Value, and Total Stock Market) came within 0.3 percentage point of their respective indexes, a difference that largely reflects our expense ratio (annual expenses as a percentage of average net assets). This ratio (0.19% for the 500 Portfolio and 0.20% for the Growth, Value, and Total Stock Market Portfolios) represents our cost of doing business, including statements and reports for shareholder accounts, as well as legal, accounting, and marketing services. All told, the expense ratio of our Portfolios--a cost that comes directly out of shareholders' returns--is a tiny fraction of the 1.44% in expenses charged by the average general equity mutual fund. This expense advantage--combined with our below-average turnover of securities, which keeps our transaction costs to a minimum--allows our Portfolios to closely track their indexes and gives us a significant leg up on our mutual fund competitors. Our turnover is as low as 2% annually for our Total Stock Market Portfolio versus about 80% for the average equity fund. What is more, low turnover results in extraordinary tax-efficiency relative to all actively managed funds. The adjacent table compares the 1997 return of each of our Portfolios with returns of competing funds.

---------------------------------------------------------------------------
                                                 TOTAL RETURNS
                                         YEAR ENDED DECEMBER 31, 1997
                                    ---------------------------------------
                                                    AVERAGE
                                    VANGUARD      COMPARABLE      VANGUARD
                                    PORTFOLIO        FUND*        ADVANTAGE
---------------------------------------------------------------------------
500 Portfolio                        +33.2%         +24.4%          +8.8%
Growth Portfolio                     +36.3          +25.3          +11.0
Value Portfolio                      +29.8          +27.7           +2.1
Extended Market Portfolio            +26.7          +25.3           +1.4
SmallCap Stock Portfolio             +24.6          +21.4           +3.2
Total Stock Market Portfolio         +31.0          +24.4           +6.6
---------------------------------------------------------------------------

*Figures for the average comparable funds are compiled by Lipper Analytical
 Services. The Lipper fund groups are: for the 500 Portfolio, general equity funds; for the Growth Portfolio, growth funds; for the Value Portfolio, value funds; for the Extended Market Portfolio, growth funds; for the SmallCap Stock Portfolio, small-cap funds; for the Total Stock Market Portfolio, general equity funds.

         Like the Total Stock Market Portfolio, our Extended Market and SmallCap Stock Portfolios have low expense ratios (0.23%), but the three Portfolios' returns occasionally diverge from their index standards by small random margins over short periods, primarily because they do not own all of the stocks in their target indexes. Our Total Stock Market Portfolio, for example, owns about 2,800 of the more than 7,000 stocks in the Wilshire 5000 Index. To own all the stocks in the Index would cost substantially more but would do little to enhance the Portfolio's diversification. During 1997, this difference favored our Extended Market and SmallCap Stock Portfolios, resulting in advantages over their indexes of +1.0 percentage point and +2.2 percentage points, respectively.

         The Extended Market and SmallCap Stock Portfolios levy transaction fees that are paid directly to the Portfolio to compensate existing shareholders for the costs of investing cash from new purchases. Over the past 18 months, our transaction fees more than offset the costs associated with net purchases of securities for these two Portfolios. For this reason, we lowered the transaction fee on the Extended Market Portfolio from 0.5% to 0.25% (or $2.50 per $1,000), effective November 3, 1997, and reduced the fee on the SmallCap Stock Portfolio from 1.0% to 0.5% ($5 per $1,000), effective January 2, 1997.

         The Institutional Shares now offered for three of our Portfolios (Extended Market, SmallCap Stock, and Total Stock Market) have even lower expenses, which should help them track their target indexes even more closely. The expense ratios for these share classes, which were launched in July, are 0.10% for the Extended Market and Total Stock Market Portfolios and 0.12% for the SmallCap Stock Portfolio.

LONG-TERM PERFORMANCE OVERVIEW

Over the past decade, indexed mutual funds have provided long-term performance that was superior to that of most actively managed mutual funds. The following table presents the average annual returns and the ending value of initial $10,000 investments made a decade ago in the 500 Portfolio, the average general equity mutual fund, and the S&P 500 Index.

         As shown in the table, the 500 Portfolio's return has outpaced that of its average peer by 2.3 percentage points a year, a wide margin that has amounted to a significant sum over the past ten years. An initial investment of $10,000 in the Portfolio on December 31, 1987, would (with income dividends and capital gains distributions reinvested) have grown over the decade to $51,639, a margin of $9,327 over our average competitor--extra earnings that nearly equal the entire initial investment.

-------------------------------------------------------
                                  TOTAL RETURNS
                                 10 YEARS ENDED
                                DECEMBER 31, 1997
                          -----------------------------
                           AVERAGE     FINAL VALUE OF
                           ANNUAL         A $10,000
                            RATE     INITIAL INVESTMENT
-------------------------------------------------------
500 Portfolio              +17.8%          $51,639
-------------------------------------------------------
Average General
  Equity Fund              +15.5%          $42,312
-------------------------------------------------------
S&P 500 Index              +18.1%          $52,567
-------------------------------------------------------


         Our 500 Portfolio's shortfall versus the S&P 500 Index of 0.3 percentage point over the decade is accounted for almost entirely by our expense ratio, which during the early years of the decade was higher than today's level of 0.19%. The Index, of course, is a tough competitor for all mutual funds since, as a theoretical construct, it does not incur operating or transaction costs, all of which are borne to one degree or another by actual funds. Indeed, we estimate that these two costs run close to 2% per year for the average equity fund, which, other factors held equal, would have provided us with a 1.7-percentage-point advantage in return--three-quarters of our advantage over our peers. Costs matter.

         The other Portfolios of Vanguard Index Trust, with one exception, have enjoyed similar success versus actively managed mutual funds, albeit over shorter time periods.

Our SmallCap Stock Portfolio has failed to keep pace with the average small-cap mutual fund, in large part because the Index as a whole carries lower volatility risk than most of the Portfolio's competitors, and to a lesser degree because the market capitalization of its holdings is, on average, smaller. The following table summarizes the returns of our Portfolios versus those of their average peers.

---------------------------------------------------------------------------
                                         AVERAGE ANNUAL TOTAL RETURNS
                                        PERIODS ENDED DECEMBER 31, 1997
                                   ----------------------------------------
                                                    AVERAGE
INDEX TRUST                         VANGUARD      COMPARABLE
PORTFOLIO (INCEPTION DATE)            FUND           FUND        DIFFERENCE
---------------------------------------------------------------------------
Growth (11/2/1992)*                  +19.5%         +16.6%          +2.9%
Value (11/2/1992)*                   +20.7          +17.6           +3.1
Extended Market (12/21/1987)**       +16.4          +15.4           +1.0
SmallCap Stock (9/11/1989)*          +13.7          +15.4           -1.7
Total Stock Market (4/27/1992)*      +18.5          +16.6           +1.9
---------------------------------------------------------------------------

*Annualized returns since inception; for the SmallCap Stock Portfolio, the inception date refers to the date on which the indexing strategy was adopted.

**Annualized ten-year return.


         We stress that the long-term returns shown in this table are unusually high, far above the past long-term annual equity returns of 11%. Interestingly, none of these periods includes a single serious downturn in the U.S. stock market. Although financial markets are inherently unpredictable, we believe it is safe to say that returns over the next decade are almost sure to be lower than those of the previous one.

         Although we fully expect absolute returns to be lower in the coming years both for our Portfolios and for most equity mutual funds, we believe that our Portfolios will continue to perform well relative to competing funds over the long term, although in any given year the returns of index funds may vary significantly from the returns achieved by ostensibly similar types of mutual funds. We emphasize that indexing is a long-term strategy and that the advantages of low operating and trading costs and of tax efficiency (a large portion of an index fund's capital gains may be deferred because of the fund's low turnover rate) tend to manifest themselves over long periods.

IN SUMMARY

Returns from the U.S. stock market over the past three years--indeed, over the past 15 years--have no precedent in American financial history. While as investors we have every reason to be grateful for the bounty of the financial markets, we also have reason to regard the future with some caution. Lengthy bull markets can breed complacency and cause investors to discount the risks inherent in stocks. Make no mistake, the market will demonstrate these risks from time to time.

         However, the greatest risk is failure to invest in the first place. We believe that the stock market's risks can be partially offset by holding a balanced portfolio that includes not only stock funds, but also bond funds and money market funds. Investors who maintain such portfolios allocated in accordance with their time horizon, financial situation, and tolerance for market volatility should be well prepared to "stay the course" toward their investment objectives, no matter what the future has in store.


/s/ JOHN C. BOGLE                 /s/ JOHN J. BRENNAN

John C. Bogle                     John J. Brennan
Chairman of the Board             President

January 19, 1998

PORTFOLIO STATISTICS
-----------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31, 1997
                                   NET ASSET VALUE PER SHARE                -------------------------------------------
                                        DECEMBER 31,                         DISTRIBUTIONS FROM         DIVIDENDS PER
                                 ------------------------------                 NET REALIZED            SHARE FROM NET
INDEX TRUST PORTFOLIO            1996                      1997                CAPITAL GAINS           INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------
500                              $69.17                   $90.07                    $0.59                     $1.32
Growth                            16.90                    22.53                     0.25                      0.23
Value                             17.02                    20.85                     0.75                      0.37
Extended Market                   26.20                    30.76                     1.91                      0.36
SmallCap Stock                    20.23                    23.75                     1.115                     0.274
Total Stock Market                17.77                    22.64                     0.27                      0.322
------------------------------------------------------------------------------------------------------------------------

                                   NET ASSET VALUE PER SHARE
                                ---------------------------------
                                JUL. 7,                  DEC. 31,
INSTITUTIONAL SHARES             1997*                     1997
------------------------------------------------------------------------------------------------------------------------
Extended Market                  $29.28                   $30.76                    $1.54                     $0.371
SmallCap Stock                    22.56                    23.75                     1.05                      0.288
Total Stock Market                21.27                    22.64                     0.23                      0.214
------------------------------------------------------------------------------------------------------------------------

*Inception.

THE MARKETS IN PERSPECTIVE
Year Ended December 31, 1997


U.S. EQUITY MARKETS

Despite some year-end rockiness, 1997 again provided U.S. equity investors with exceptional returns, as illustrated by the 33.4% advance of the S&P 500 Index. Investors' mettle was tested several times, however, and most severely by the upheavals that devastated a number of Asian markets in the fourth quarter. Beginning in late October, the U.S. market grew increasingly volatile, a direct result of investors' struggle to understand the nature and implications of Asia's economic turmoil. By the end of the year, it appeared that a new consensus was emerging, grounded in two basic beliefs: (1) that the collapse of currencies in the Far East would help keep inflation tame in the United States and (2) that slower growth in Asia would most likely lead to weaker corporate profits over the next several years.

         As the dust continued to settle, many investors sought havens traditional in periods of high uncertainty: large-capitalization issues and particularly the "defensive" sectors of the stock market, such as utilities, consumer staples, and health care. The closing weeks of 1997 saw a broad advance in these "safe" sectors, with utilities gaining 20.1% and consumer staples 10.4% in the last quarter. By contrast, more economically sensitive sectors were thrashed in the wake of the Asian crisis, with technology issues falling 12.3% and producer durables down 9.0% over the three months. After posting strong results in the third quarter, small-company stocks also suffered in the fourth, falling 3.3%.

------------------------------------------------------------------------------
                                                AVERAGE ANNUALIZED RETURNS
                                              PERIODS ENDED DECEMBER 31, 1997
                                              -------------------------------
                                                1 YEAR    3 YEARS   5 YEARS
------------------------------------------------------------------------------
EQUITY
  S&P 500 Index                                 33.4%     31.2%     20.3%
  Russell 2000 Index                            22.4      22.3      16.4
  MSCI EAFE Index                                2.1       6.6      11.7
------------------------------------------------------------------------------
FIXED INCOME
  Lehman Aggregate Bond Index                    9.7%     10.4%      7.5%
  Lehman 10-Year Municipal Bond Index            9.2      10.2       7.6
  Salomon Brothers Three-Month
   U.S. Treasury Bill Index                      5.3       5.4       4.7
------------------------------------------------------------------------------
OTHER
  Consumer Price Index                           1.7%      2.5%      2.6%
------------------------------------------------------------------------------


         The year-end excitement did not detract from 1997's overall record as a stellar year for U.S. stock investors. The best-performing sector was financial services, which rose 46.9%. This sector benefited from a number of factors, including the strength of the economy, the vibrant financial markets, and merger activity. By contrast, the commodity-oriented materials & processing sector posted a gain of "only" 12.3%--in itself more than a percentage point above the long-term average return from common stocks. Small-cap stocks also fared well overall, as illustrated by the 22.4% increase of the Russell 2000 Index. Small-company technology issues were the most glaring exception, mustering a gain in 1997 of just 1.1%.

U.S. FIXED-INCOME MARKETS

In a year characterized by exceptionally low inflation, interest rates fell, providing investors with very attractive total returns. The Lehman Aggregate Bond Index, for example, posted a total return of 9.7% for 1997, comprising 7.2% in income return and 2.5% in capital appreciation. The decline in rates can be attributed largely to better-than-expected reports about the inflation rate. Early in the year, economists were projecting a 2.9% increase in the Consumer Price Index (CPI) during 1997. In March, the Federal Reserve grew sufficiently concerned to boost interest rates by 0.25% in an effort to temper economic growth and thereby ward off inflation. By year-end, however, the worries seemed to have been unnecessary, as the actual CPI increase was a mere 1.7%--its smallest increase since 1986.

         The bond market gradually gathered strength during the year as investors grew more confident that four seemingly strange bedfellows--strong economic growth, reasonable inflation, low unemployment, and stable wage growth--would continue to coexist peacefully. In the fourth quarter, the market also was bolstered by the "flight to quality" among investors concerned about Asia's problems. Overall, the longest-maturity issues benefited most from the decline in interest rates. The yield on the 30-year U.S. Treasury bond closed the year at 5.92%, compared with 6.64% on December 31, 1996. Falling rates flattened the yield curve considerably: Only 0.57% separated the yield on Treasury bills from that on the 30-year issue, down from a spread of 1.47% at the end of 1996.

         The best-performing sector in 1997 was long-term Treasuries, as illustrated by the 15.1% return of the Lehman Long U.S. Treasury Index. Investors in lower-quality securities also fared well, with the Lehman High Yield Bond Index generating a 12.8% gain. The strength of the economy, together with the lack of inflationary pressure, created an ideal environment for junk bonds.

INTERNATIONAL EQUITY MARKETS

Arguably, investors' greatest disappointments were in international markets--and, of course, Asian markets in particular. During the year, the Morgan Stanley Capital International (MSCI) Pacific Index declined by 25.7% in U.S. dollar terms; the Index fell 20.7% in the fourth quarter alone. Among individual markets, the fiscal year saw sharp declines (in U.S. dollar terms) in Japan, down 23.6% (including a 19.7% drop in the fourth quarter); Thailand, down 76.8%; and Malaysia, down 68.1%. The general slump in Asian markets began in midsummer with currency devaluations by a number of countries.

         By contrast, the European markets continued to provide U.S. investors with solid returns, although they, too, stumbled in late October and subsequently recovered. The MSCI Europe Index posted a gain of 23.7% for the 12 months. The robust character of the European markets reflected strong corporate earnings and optimism that the European Monetary Union would provide a solid framework for future fiscal responsibility and economic growth.

PORTFOLIO PROFILE
500 Portfolio


This Profile provides a snapshot of the Portfolio's characteristics as of December 31, 1997, compared where appropriate to its unmanaged target index. Key elements of this Profile are defined on page 9.


PORTFOLIO CHARACTERISTICS
-------------------------------------------------------
                                     500        S&P 500
-------------------------------------------------------
Number of Stocks                     510            500
Median Market Cap                 $34.1B         $34.1B
Price/Earnings Ratio               21.9x          21.9x
Price/Book Ratio                    4.1x           4.1x
Yield                               1.5%           1.6%
Return on Equity                   20.4%          20.4%
Earnings Growth Rate               17.6%          17.6%
Foreign Holdings                    1.9%           1.9%
Turnover Rate                         5%             --
Expense Ratio                      0.19%             --
Cash Reserves                       0.1%             --


INVESTMENT FOCUS
-------------------------------------------------------
[GRAPH]


VOLATILITY MEASURES
-------------------------------------------------------
                                     500        S&P 500
-------------------------------------------------------
R-Squared                           1.00           1.00
Beta                                1.00           1.00


TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
General Electric Co.                               3.1%
The Coca-Cola Co.                                  2.2
Microsoft Corp.                                    2.0
Exxon Corp.                                        2.0
Merck & Co., Inc.                                  1.7
Royal Dutch Petroleum Co. ADR                      1.5
Intel Corp.                                        1.5
Philip Morris Cos., Inc.                           1.4
Procter & Gamble Co.                               1.4
International Business Machines Corp.              1.3
------------------------------------------------------
Top Ten                                           18.1%


SECTOR DIVERSIFICATION (% OF COMMON STOCK)
------------------------------------------------------------------------------------------
                                            DECEMBER 31, 1996          DECEMBER 31, 1997
                                            ----------------------------------------------
                                                   500               500          S&P 500
                                            ----------------------------------------------
Auto & Transportation   . . . . . . . .            4.0%              3.5%           3.5%
Consumer Discretionary  . . . . . . . .            9.5               9.8            9.8
Consumer Staples  . . . . . . . . . . .           11.7              11.5           11.5
Financial Services  . . . . . . . . . .           15.8              17.7           17.7
Health Care   . . . . . . . . . . . . .           10.3              11.4           11.4
Integrated Oils   . . . . . . . . . . .            8.0               7.2            7.2
Other Energy  . . . . . . . . . . . . .            1.3               1.4            1.4
Materials & Processing  . . . . . . . .            7.4               5.8            5.8
Producer Durables   . . . . . . . . . .            4.7               4.0            4.0
Technology  . . . . . . . . . . . . . .           11.7              11.2           11.2
Utilities   . . . . . . . . . . . . . .           10.2              10.6           10.6
Other   . . . . . . . . . . . . . . . .            5.4               5.9            5.9
------------------------------------------------------------------------------------------

BETA. A measure of the magnitude of a portfolio's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a portfolio with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.

CASH RESERVES. The percentage of a portfolio's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock investment.

EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a portfolio.

EXPENSE RATIO. The percentage of a portfolio's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

FOREIGN HOLDINGS. The percentage of a portfolio's net assets represented by stocks or American Depositary Receipts of companies based outside the United States.

INVESTMENT FOCUS. This grid indicates the focus of a portfolio in terms of two attributes: market capitalization (large, medium, or small) and relative valuation (growth, value, or a blend).

MEDIAN MARKET CAP. The midpoint of market capitalization (market price x shares outstanding) of the stocks in a portfolio. Half the stocks in the portfolio have higher market capitalizations and half lower.

NUMBER OF STOCKS. An indicator of diversification. The more stocks a portfolio holds, the more diversified it is and the more likely to perform in line with the overall stock market.

PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a portfolio, the weighted average price/book ratio of the stocks it holds.

PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a portfolio, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.

R-SQUARED. A measure of how much of a portfolio's past returns can be explained by the returns from the overall market (or its benchmark index). If a portfolio's total return were precisely synchronized with the overall market's return, its R-squared would be 1.00. If a portfolio's returns bore no relationship to the market's returns, its R-squared would be 0.

RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a portfolio, the weighted average return on equity for the companies whose stocks it holds.

SECTOR DIVERSIFICATION. The percentages of a portfolio's common stocks that come from each of the major industry groups that compose the stock market.

TEN LARGEST HOLDINGS. The percentage of net assets that a portfolio has invested in its ten largest holdings. (The average for stock mutual funds is about 30%.) As this percentage rises, a portfolio's returns are likely to be more volatile, because they are more dependent on the fortunes of a few companies.

TURNOVER RATE. An indication of trading activity during the past year. Portfolios with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).

YIELD. A snapshot of a portfolio's income from interest and dividends. The yield, expressed as a percentage of the portfolio's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

PORTFOLIO PROFILE
Growth Portfolio


This Profile provides a snapshot of the Portfolio's characteristics as of December 31, 1997, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on page 9.

PORTFOLIO CHARACTERISTICS
-------------------------------------------------------
                                 GROWTH         S&P 500
-------------------------------------------------------
Number of Stocks                    147             500
Median Market Cap                $56.3B          $34.1B
Price/Earnings Ratio              26.9x           21.9x
Price/Book Ratio                   7.5x            4.1x
Yield                              1.1%            1.6%
Return on Equity                  26.1%           20.4%
Earnings Growth Rate              19.9%           17.6%
Foreign Holdings                   2.7%            1.9%
Turnover Rate                       26%              --
Expense Ratio                     0.20%              --
Cash Reserves                      0.1%              --


INVESTMENT FOCUS
-------------------------------------------------------

[GRAPH]


VOLATILITY MEASURES
-------------------------------------------------------
                                 GROWTH         S&P 500
-------------------------------------------------------
R-Squared                          0.96            1.00
Beta                               1.08            1.00


TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
General Electric Co.                               6.2%
The Coca-Cola Co.                                  4.3
Microsoft Corp.                                    4.0
Merck & Co., Inc.                                  3.3
Intel Corp.                                        3.0
Philip Morris Cos., Inc.                           2.8
Procter & Gamble Co.                               2.8
Pfizer, Inc.                                       2.5
Bristol-Myers Squibb Co.                           2.4
Wal-Mart Stores, Inc.                              2.3
-------------------------------------------------------
Top Ten                                           33.6%


SECTOR DIVERSIFICATION (% OF COMMON STOCK)
------------------------------------------------------------------------------------------------------
                                                        DECEMBER 31, 1996         DECEMBER 31, 1997
                                                        ----------------------------------------------
                                                             GROWTH            GROWTH          S&P 500
                                                        ----------------------------------------------
Auto & Transportation   . . . . . . . . . . .                   0.1%              0.3%            3.5%
Consumer Discretionary  . . . . . . . . . . .                  12.4               7.8             9.8
Consumer Staples  . . . . . . . . . . . . . .                  21.1              21.1            11.5
Financial Services  . . . . . . . . . . . . .                   7.9              10.5            17.7
Health Care   . . . . . . . . . . . . . . . .                  16.5              20.0            11.4
Integrated Oils   . . . . . . . . . . . . . .                   0.7               0.0             7.2
Other Energy  . . . . . . . . . . . . . . . .                   1.5               1.6             1.4
Materials & Processing  . . . . . . . . . . .                   7.4               4.5             5.8
Producer Durables . . . . . . . . . . . . . .                   3.2               2.4             4.0
Technology  . . . . . . . . . . . . . . . . .                  15.8              16.8            11.2
Utilities   . . . . . . . . . . . . . . . . .                   5.3               7.2            10.6
Other   . . . . . . . . . . . . . . . . . . .                   8.1               7.8             5.9
------------------------------------------------------------------------------------------------------

PORTFOLIO PROFILE
Value Portfolio


This Profile provides a snapshot of the Portfolio's characteristics as of December 31, 1997, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on page 9.


PORTFOLIO CHARACTERISTICS
-------------------------------------------------
                              VALUE       S&P 500
-------------------------------------------------
Number of Stocks                363           500
Median Market Cap            $18.6B        $34.1B
Price/Earnings Ratio          18.2x         21.9x
Price/Book Ratio               2.8x          4.1x
Yield                          1.8%          1.6%
Return on Equity              14.9%         20.4%
Earnings Growth Rate          14.7%         17.6%
Foreign Holdings               1.0%          1.9%
Turnover Rate                   25%            --
Expense Ratio                 0.20%            --
Cash Reserves                  0.2%            --


INVESTMENT FOCUS
-------------------------------------------------

[GRAPH]


VOLATILITY MEASURES
-------------------------------------------------
                              VALUE       S&P 500
-------------------------------------------------
R-Squared                       0.94         1.00
Beta                            0.92         1.00


TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------
Exxon Corp.                                  4.0%
Royal Dutch Petroleum Co. ADR                3.1
International Business Machines Corp.        2.7
AT&T Corp.                                   2.7
The Walt Disney Co.                          1.8
Travelers Group Inc.                         1.7
Ford Motor Co.                               1.6
Citicorp                                     1.6
Mobil Corp.                                  1.5
BellSouth Corp.                              1.5
-------------------------------------------------
Top Ten                                     22.2%


SECTOR DIVERSIFICATION (% OF COMMON STOCK)
----------------------------------------------------------------------------------------------------------
                                                       DECEMBER 31, 1996            DECEMBER 31, 1997
                                                       ---------------------------------------------------
                                                              VALUE              VALUE             S&P 500
                                                       ---------------------------------------------------
Auto & Transportation   . . . . . . . . . . .                  8.2%               6.8%                3.5%
Consumer Discretionary  . . . . . . . . . . .                  6.2               12.0                 9.8
Consumer Staples  . . . . . . . . . . . . . .                  1.8                1.5                11.5
Financial Services  . . . . . . . . . . . . .                 23.9               25.3                17.7
Health Care   . . . . . . . . . . . . . . . .                  3.6                2.6                11.4
Integrated Oils   . . . . . . . . . . . . . .                 15.8               14.6                 7.2
Other Energy  . . . . . . . . . . . . . . . .                  1.0                1.1                 1.4
Materials & Processing  . . . . . . . . . . .                  7.4                7.1                 5.8
Producer Durables   . . . . . . . . . . . . .                  6.4                5.7                 4.0
Technology  . . . . . . . . . . . . . . . . .                  7.1                5.5                11.2
Utilities   . . . . . . . . . . . . . . . . .                 16.2               14.2                10.6
Other   . . . . . . . . . . . . . . . . . . .                  2.4                3.6                 5.9
----------------------------------------------------------------------------------------------------------

PORTFOLIO PROFILE
Extended Market Portfolio


This Profile provides a snapshot of the Portfolio's characteristics as of December 31, 1997, compared where appropriate to its unmanaged target index. Key elements of this Profile are defined on page 9.

PORTFOLIO CHARACTERISTICS
-----------------------------------------------------------------------
                                         EXTENDED              WILSHIRE
                                           MARKET                  4500
-----------------------------------------------------------------------
Number of Stocks                            2,173                 6,971
Median Market Cap                           $1.5B                $1.52B
Price/Earnings Ratio                        22.4x                 22.4x
Price/Book Ratio                             3.0x                  3.0x
Yield--Investor Shares                       1.2%                  1.1%
Yield--Institutional Shares                  1.3%                  1.1%
Return on Equity                            14.0%                 14.0%
Earnings Growth Rate                        16.3%                 16.3%
Foreign Holdings                             1.0%                  1.0%
Turnover Rate                                 15%                    --
Expense Ratio--
  Investor Shares                           0.23%                    --
  Institutional Shares                     0.10%*                    --
Cash Reserves                                0.2%                    --

*Annualized.


INVESTMENT FOCUS
-----------------------------------------------------------------------

[GRAPH]


VOLATILITY MEASURES
-----------------------------------------------------------------------
                                  EXTENDED MARKET
                                  INVESTOR SHARES               S&P 500
                                  -------------------------------------
R-Squared                                    0.51                  1.00
Beta                                         0.78                  1.00


TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------------------------
Berkshire Hathaway Class A                                         1.8%
Electronic Data Systems Corp.                                      0.7
Carnival Corp. Class A                                             0.5
Safeway, Inc.                                                      0.5
Coca-Cola Enterprises, Inc.                                        0.5
RJR Nabisco Holdings Corp.                                         0.4
Franklin Resources Corp.                                           0.4
Republic Industries, Inc.                                          0.3
Cox Communications Class A                                         0.3
The Equitable Cos.                                                 0.3
-----------------------------------------------------------------------
Top Ten                                                            5.7%


SECTOR DIVERSIFICATION (% OF COMMON STOCK)
-----------------------------------------------------------------------------------------------------------------
                                                         DECEMBER 31, 1996              DECEMBER 31, 1997
                                                         --------------------------------------------------------
                                                             EXTENDED              EXTENDED              WILSHIRE
                                                              MARKET                MARKET                 4500
                                                         --------------------------------------------------------
Auto & Transportation   . . . . . . . . . . . . .               3.2%                  3.1%                  3.1%
Consumer Discretionary  . . . . . . . . . . . . .              15.9                  16.8                  16.8
Consumer Staples  . . . . . . . . . . . . . . . .               4.0                   3.9                   3.9
Financial Services  . . . . . . . . . . . . . . .              22.5                  24.6                  24.6
Health Care   . . . . . . . . . . . . . . . . . .               9.7                   7.9                   7.9
Integrated Oils   . . . . . . . . . . . . . . . .               0.6                   0.5                   0.5
Other Energy  . . . . . . . . . . . . . . . . . .               4.4                   4.9                   4.9
Materials & Processing  . . . . . . . . . . . . .               8.2                   7.7                   7.7
Producer Durables   . . . . . . . . . . . . . . .               6.7                   6.3                   6.3
Technology  . . . . . . . . . . . . . . . . . . .              13.8                  12.4                  12.4
Utilities   . . . . . . . . . . . . . . . . . . .               7.7                   8.3                   8.3
Other   . . . . . . . . . . . . . . . . . . . . .               3.3                   3.6                   3.6
-----------------------------------------------------------------------------------------------------------------

PORTFOLIO PROFILE
Small Capitalization Stock Portfolio


This Profile provides a snapshot of the Portfolio's characteristics as of December 31, 1997, compared where appropriate to its unmanaged target index. Key elements of this Profile are defined on page 9.


PORTFOLIO CHARACTERISTICS
----------------------------------------------------------------
                                          SMALL          RUSSELL
                                 CAPITALIZATION             2000
----------------------------------------------------------------
Number of Stocks                          1,727            1,894
Median Market Cap                         $0.8B            $0.8B
Price/Earnings Ratio                      21.0x            21.0x
Price/Book Ratio                           2.9x             2.9x
Yield--Investor Shares                     1.3%             1.3%
Yield--Institutional Shares                1.4%             1.3%
Return on Equity                          13.2%            13.2%
Earnings Growth Rate                      14.2%            14.3%
Foreign Holdings                           0.0%             0.0%
Turnover Rate                               29%               --
Expense Ratio--
  Investor Shares                         0.23%               --
  Institutional Shares                   0.12%*               --
Cash Reserves                              0.1%               --

*Annualized.


INVESTMENT FOCUS
----------------------------------------------------------------

[GRAPH]


VOLATILITY MEASURES
----------------------------------------------------------------
                           SMALL CAPITALIZATION
                                INVESTOR SHARES          S&P 500
----------------------------------------------------------------
R-Squared                                  0.37             1.00
Beta                                       0.72             1.00


TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------
Associated Banc-Corp.                                       0.3%
U.S. Office Products Co.                                    0.3
Jacor Communications, Inc.                                  0.3
Allied Waste Industries, Inc.                               0.3
Brooks Fiber Properties, Inc.                               0.2
Keystone Financial, Inc.                                    0.2
Mack-Cali Realty Corp.                                      0.2
Arterial Vascular Engineering, Inc.                         0.2
Citrix Systems, Inc.                                        0.2
Sovereign Bancorp, Inc.                                     0.2
----------------------------------------------------------------
Top Ten                                                     2.4%





SECTOR DIVERSIFICATION (% OF COMMON STOCK)
----------------------------------------------------------------------------------------------------------
                                                        DECEMBER 31, 1996            DECEMBER 31, 1997
                                                        --------------------------------------------------
                                                              SMALL              SMALL             RUSSELL
                                                         CAPITALIZATION     CAPITALIZATION           2000
                                                        --------------------------------------------------
Auto & Transportation   . . . . . . . . . . . .                3.8%               4.2%                4.1%
Consumer Discretionary  . . . . . . . . . . . .               15.3               16.2                16.5
Consumer Staples  . . . . . . . . . . . . . . .                3.3                3.0                 2.9
Financial Services  . . . . . . . . . . . . . .               24.4               25.5                25.8
Health Care   . . . . . . . . . . . . . . . . .               10.1                9.7                 9.7
Integrated Oils   . . . . . . . . . . . . . . .                0.6                0.5                 0.5
Other Energy  . . . . . . . . . . . . . . . . .                4.0                3.5                 3.5
Materials & Processing  . . . . . . . . . . . .               10.7                9.5                 9.3
Producer Durables   . . . . . . . . . . . . . .                8.1                7.5                 7.6
Technology  . . . . . . . . . . . . . . . . . .               11.9               11.3                11.3
Utilities   . . . . . . . . . . . . . . . . . .                6.2                7.6                 7.6
Other   . . . . . . . . . . . . . . . . . . . .                1.6                1.5                 1.2
----------------------------------------------------------------------------------------------------------

PORTFOLIO PROFILE
Total Stock Market Portfolio


This Profile provides a snapshot of the Portfolio's characteristics as of December 31, 1997, compared where appropriate to its unmanaged target index. Key elements of this Profile are defined on page 9.

PORTFOLIO CHARACTERISTICS
-----------------------------------------------------------------------
                                              TOTAL STOCK      WILSHIRE
                                                   MARKET          5000
-----------------------------------------------------------------------
Number of Stocks                                    2,832         7,459
Median Market Cap                                  $15.5B        $15.5B
Price/Earnings Ratio                                22.1x         22.1x
Price/Book Ratio                                     3.8x          3.8x
Yield--Investor Shares                               1.5%          1.5%
Yield--Institutional Shares                          1.6%          1.5%
Return on Equity                                    19.1%         19.1%
Earnings Growth Rate                                17.6%         17.6%
Foreign Holdings                                     0.7%          0.7%
Turnover Rate                                          2%            --
Expense Ratio--
  Investor Shares                                   0.20%            --
  Institutional Shares                             0.10%*            --
Cash Reserves                                        0.0%            --

*Annualized.


INVESTMENT FOCUS
-----------------------------------------------------------------------

[GRAPH]


VOLATILITY MEASURES
-----------------------------------------------------------------------
                                       TOTAL STOCK MARKET
                                          INVESTOR SHARES       S&P 500
-----------------------------------------------------------------------
R-Squared                                            0.94          1.00
Beta                                                 0.94          1.00


TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------------------------
General Electric Co.                                               2.2%
The Coca-Cola Co.                                                  1.5
Microsoft Corp.                                                    1.4
Exxon Corp.                                                        1.4
Merck & Co., Inc.                                                  1.2
Intel Corp.                                                        1.1
Philip Morris Cos., Inc.                                           1.0
Procter & Gamble Co.                                               1.0
International Business Machines Corp.                              1.0
AT&T Corp.                                                         0.9
-----------------------------------------------------------------------
Top Ten                                                           12.7%


SECTOR DIVERSIFICATION (% OF COMMON STOCK)
----------------------------------------------------------------------------------------------------
                                                    DECEMBER 31, 1996        DECEMBER 31, 1997
                                                    ------------------------------------------------
                                                       TOTAL STOCK      TOTAL STOCK        WILSHIRE
                                                         MARKET           MARKET             5000
                                                    ------------------------------------------------
Auto & Transportation   . . . . . . . . . . . .            3.7%             3.5%              3.5%
Consumer Discretionary  . . . . . . . . . . . .           11.8             12.1              12.1
Consumer Staples  . . . . . . . . . . . . . . .            9.1              9.1               9.1
Financial Services  . . . . . . . . . . . . . .           18.1             20.2              20.2
Health Care   . . . . . . . . . . . . . . . . .           10.2             10.6              10.6
Integrated Oils   . . . . . . . . . . . . . . .            4.8              4.3               4.3
Other Energy  . . . . . . . . . . . . . . . . .            2.3              2.5               2.5
Materials & Processing  . . . . . . . . . . . .            7.3              6.1               6.1
Producer Durables   . . . . . . . . . . . . . .            5.2              4.5               4.5
Technology  . . . . . . . . . . . . . . . . . .           12.6             11.9              11.9
Utilities   . . . . . . . . . . . . . . . . . .            9.9             10.2              10.2
Other   . . . . . . . . . . . . . . . . . . . .            5.0              5.0               5.0
----------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY
500 Portfolio


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolio. Note, too, that both share price and return can fluctuate widely, so an investment in the Portfolio could lose money.

TOTAL INVESTMENT RETURNS: DECEMBER 31, 1977-DECEMBER 31, 1997
----------------------------------------------------------------------------------------
                                 500 PORTFOLIO                                   S&P 500
FISCAL          CAPITAL             INCOME                 TOTAL                  TOTAL
YEAR            RETURN              RETURN                RETURN                 RETURN
---------------------------------------------------------------------------------------
1978              0.8%                5.1%                  5.9%                   6.5%
1979             12.1                 5.9                  18.0                   18.4
1980             25.5                 6.4                  31.9                   32.4
1981             -9.8                 4.6                  -5.2                   -4.9
1982             14.8                 6.2                  21.0                   21.5
1983             16.2                 5.1                  21.3                   22.5
1984              1.5                 4.7                   6.2                    6.3
1985             26.1                 5.1                  31.2                   31.8
1986             14.0                 4.1                  18.1                   18.7
1987              2.3                 2.4                   4.7                    5.3
1988             11.6                 4.6                  16.2                   16.6
1989             26.7                 4.7                  31.4                   31.7
1990             -6.8                 3.5                  -3.3                   -3.1
1991             26.3                 3.9                  30.2                   30.5
1992              4.4                 3.0                   7.4                    7.6
1993              7.1                 2.8                   9.9                   10.1
1994             -1.5                 2.7                   1.2                    1.3
1995             34.4                 3.0                  37.4                   37.6
1996             20.5                 2.4                  22.9                   23.0
1997             31.1                 2.1                  33.2                   33.4
--------------------------------------------------------------------------------------


See Financial Highlights table on page 35 for dividend and capital gains information for the past five years.


CUMULATIVE PERFORMANCE: DECEMBER 31, 1987-DECEMBER 31, 1997
------------------------------------------------------------------------------------------
                                   500             AVERAGE GENERAL                 S&P 500
                                PORTFOLIO            EQUITY FUND                    INDEX
1987 12                           10000                 10000                       10000
1988 03                           10563                 10777                       10569
1988 06                           11245                 11368                       11273
1988 09                           11282                 11277                       11312
1988 12                           11616                 11444                       11661
1989 03                           12432                 12225                       12488
1989 06                           13523                 13124                       13590
1989 09                           14952                 14350                       15045
1989 12                           15252                 14189                       15356
1990 03                           14783                 13855                       14894
1990 06                           15700                 14668                       15831
1990 09                           13538                 12384                       13655
1990 12                           14738                 13300                       14879
1991 03                           16869                 15569                       17040
1991 06                           16819                 15426                       17001
1991 09                           17705                 16658                       17910
1991 12                           19184                 18036                       19412
1992 03                           18688                 17914                       18922
1992 06                           19035                 17433                       19282
1992 09                           19619                 18030                       19890
1992 12                           20598                 19639                       20891
1993 03                           21486                 20201                       21803
1993 06                           21577                 20470                       21910
1993 09                           22119                 21660                       22476
1993 12                           22625                 22096                       22997
1994 03                           21752                 21298                       22125
1994 06                           21836                 20779                       22218
1994 09                           22894                 22048                       23304
1994 12                           22880                 21725                       23300
1995 03                           25099                 23206                       25569
1995 06                           27476                 25325                       28010
1995 09                           29655                 27668                       30236
1995 12                           31434                 28477                       32056
1996 03                           33111                 29881                       33777
1996 06                           34582                 31388                       35293
1996 09                           35635                 32343                       36384
1996 12                           38612                 34024                       39416
1997 03                           39624                 33117                       40473
1997 06                           46520                 38294                       47539
1997 09                           49998                 42887                       51099
1997 12                           51440                 42312                       52567


----------------------------------------------------------------------------------------------------
                                          AVERAGE ANNUAL TOTAL RETURNS
                                        PERIODS ENDED DECEMBER 31, 1997
                                      -------------------------------------        FINAL VALUE OF A
                                      1 YEAR         5 YEARS       10 YEARS       $10,000 INVESTMENT
----------------------------------------------------------------------------------------------------
500 Portfolio*                        33.16%         20.08%         17.80%               $51,440
Average General Equity Fund           24.36          16.59          15.52                 42,312
S&P 500 Index                         33.36          20.27          18.05                 52,567
----------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the $10 annual account maintenance fee.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------
                                                                                             10 YEARS
                               INCEPTION                                  -----------------------------------------
                                 DATE           1 YEAR         5 YEARS       CAPITAL          INCOME        TOTAL
-------------------------------------------------------------------------------------------------------------------
500 Portfolio*                 8/31/1976        33.16%         20.08%         14.54%           3.26%         17.80%
-------------------------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the $10 annual account maintenance fee.

PERFORMANCE SUMMARY
Growth Portfolio


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolio. Note, too, that both share price and return can fluctuate widely, so an investment in the Portfolio could lose money.


TOTAL INVESTMENT RETURNS: NOVEMBER 2, 1992-DECEMBER 31, 1997
----------------------------------------------------------------------------------------
                                               GROWTH PORTFOLIO                     S&P*
FISCAL                                CAPITAL       INCOME           TOTAL         TOTAL
YEAR                                  RETURN        RETURN          RETURN        RETURN
----------------------------------------------------------------------------------------
1992                                   2.6%           0.6%           3.2%           3.5%
1993                                  -0.6            2.1            1.5            1.7
1994                                   0.8            2.1            2.9            3.1
1995                                  35.9            2.2           38.1           38.1
1996                                  22.0            1.7           23.7           24.0
1997                                  34.8            1.5           36.3           36.5
----------------------------------------------------------------------------------------

*S&P/BARRA Growth Index.

See Financial Highlights table on page 36 for dividend and capital gains information for the past five years.


CUMULATIVE PERFORMANCE: NOVEMBER 2, 1992-DECEMBER 31, 1997
----------------------------------------------------------------------------------------
                   GROWTH                 AVERAGE                  S&P/BARRA
                 PORTFOLIO              GROWTH FUND              GROWTH INDEX
11/2/92            10000                   10000                     10000
1992 12            10319                   10440                     10317
1993 03            10257                   10707                     10267
1993 06            10043                   10776                     10055
1993 09            10031                   11293                     10051
1993 12            10466                   11561                     10490
1994 03            10000                   11112                     10037
1994 06             9986                   10880                     10028
1994 09            10698                   11453                     10745
1994 12            10758                   11312                     10819
1995 03            11802                   12091                     11881
1995 06            13019                   13301                     13109
1995 09            14051                   14416                     14150
1995 12            14843                   14796                     14944
1996 03            15477                   15515                     15591
1996 06            16535                   16254                     16684
1996 09            17112                   16707                     17271
1996 12            18357                   17643                     18526
1997 03            19004                   17337                     19188
1997 06            22846                   20148                     23079
1997 09            24175                   22308                     24434
1997 12            25027                   22077                     25367


------------------------------------------------------------------------------------------------------
                                          AVERAGE ANNUAL TOTAL RETURNS
                                         PERIODS ENDED DECEMBER 31, 1997
                                      ----------------------------------------
                                                                     SINCE         FINAL VALUE OF A
                                      1 YEAR         5 YEARS       INCEPTION      $10,000 INVESTMENT
------------------------------------------------------------------------------------------------------
Growth Portfolio*                     36.30%         19.39%         19.45%               $25,027
Average Growth Fund                   25.30          16.16          16.58                 22,077
S&P/BARRA Growth Index                36.53          19.64          19.76                 25,367
------------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the $10 annual account maintenance fee.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------------------------
                                                                                         SINCE INCEPTION
                               INCEPTION                                  ------------------------------------------
                                 DATE           1 YEAR         5 YEARS       CAPITAL          INCOME        TOTAL
--------------------------------------------------------------------------------------------------------------------
Growth Portfolio*              11/2/1992        36.30%         19.39%         17.50%           1.95%         19.45%
--------------------------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the $10 annual account maintenance fee.

PERFORMANCE SUMMARY
Value Portfolio


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolio. Note, too, that both share price and return can fluctuate widely, so an investment in the Portfolio could lose money.


TOTAL INVESTMENT RETURNS: NOVEMBER 2, 1992-DECEMBER 31, 1997
----------------------------------------------------------------------------------------
                                                VALUE PORTFOLIO                     S&P*
FISCAL                                CAPITAL       INCOME           TOTAL         TOTAL
YEAR                                  RETURN        RETURN          RETURN        RETURN
----------------------------------------------------------------------------------------
1992                                   3.0%           0.7%           3.7%           3.8%
1993                                  14.6            3.7           18.3           18.6
1994                                  -4.0            3.3           -0.7           -0.6
1995                                  33.0            3.9           36.9           37.0
1996                                  19.1            2.8           21.9           22.0
1997                                  27.4            2.4           29.8           30.0
----------------------------------------------------------------------------------------

*S&P/BARRA Value Index.

See Financial Highlights table on page 36 for dividend and capital gains information for the past five years.


CUMULATIVE PERFORMANCE: NOVEMBER 2, 1992-DECEMBER 31, 1997
------------------------------------------------------------------------------
                VALUE       AVERAGE VALUE      S&P/BARRA
              PORTFOLIO          FUND         VALUE INDEX
11/2/92         10000           10000            10000
1992 12         10370           10339            10375
1993 03         11315           10804            11333
1993 06         11628           10889            11650
1993 09         12218           11264            12253
1993 12         12265           11511            12304
1994 03         11856           11135            11902
1994 06         11969           11098            12012
1994 09         12266           11591            12320
1994 12         12168           11422            12226
1995 03         13339           12339            13404
1995 06         14492           13351            14571
1995 09         15653           14333            15731
1995 12         16654           15000            16749
1996 03         17707           15799            17820
1996 06         18073           16342            18185
1996 09         18532           16833            18665
1996 12         20286           18136            20433
1997 03         20624           18296            20793
1997 06         23606           21022            23802
1997 09         25756           22918            25983
1997 12         26325           23129            26575

-----------------------------------------------------------------------------------------------------
                                          AVERAGE ANNUAL TOTAL RETURNS
                                         PERIODS ENDED DECEMBER 31, 1997
                                     ----------------------------------------
                                                                     SINCE         FINAL VALUE OF A
                                      1 YEAR         5 YEARS       INCEPTION      $10,000 INVESTMENT
-----------------------------------------------------------------------------------------------------
Value Portfolio*                      29.73%         20.48%         20.63%               $26,325
Average Value Fund                    27.67          17.47          17.64                 23,129
S&P/BARRA Value Index                 29.98          20.68          20.85                 26,575
-----------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the $10 annual account maintenance fee.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------------------
                                                                                         SINCE INCEPTION
                               INCEPTION                                  ----------------------------------------
                                 DATE           1 YEAR         5 YEARS       CAPITAL          INCOME        TOTAL
------------------------------------------------------------------------------------------------------------------
Value Portfolio*               11/2/1992        29.73%         20.48%         17.38%           3.25%         20.63%
------------------------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the $10 annual account maintenance fee.

PERFORMANCE SUMMARY
Extended Market Portfolio


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolio. Note, too, that both share price and return can fluctuate widely, so an investment in the Portfolio could lose money.


TOTAL INVESTMENT RETURNS: DECEMBER 21, 1987-DECEMBER 31, 1997
-----------------------------------------------------------------------------------------
                                           EXTENDED MARKET PORTFOLIO             WILSHIRE
                                                                                   4500
FISCAL                                CAPITAL       INCOME           TOTAL         TOTAL
YEAR                                  RETURN        RETURN          RETURN        RETURN
-----------------------------------------------------------------------------------------
1987                                  -0.1%           0.0%          -0.1%           0.5%
1988                                  17.7            2.0           19.7           20.5
1989                                  22.1            2.0           24.1           23.9
1990                                 -16.4            2.4          -14.0          -13.6
1991                                  39.6            2.2           41.8           43.5
1992                                  10.9            1.6           12.5           11.9
1993                                  13.2            1.3           14.5           14.6
1994                                  -3.2            1.4           -1.8           -2.7
1995                                  32.2            1.6           33.8           33.5
1996                                  16.2            1.4           17.6           17.2
1997                                  25.3            1.4           26.7           25.7
-----------------------------------------------------------------------------------------

See Financial Highlights table on page 37 for dividend and capital gains information for the past five years.


CUMULATIVE PERFORMANCE: DECEMBER 31, 1987-DECEMBER 31, 1997
-----------------------------------------------------------------------------------------
              EXTENDED MARKET         AVERAGE GROWTH            WILSHIRE 4500
                PORTFOLIO                  FUND                  EQUITY INDEX
1987 12            10000                   10000                     10000
1988 03            11250                   10750                     11347
1988 06            11937                   11363                     12013
1988 09            11855                   11247                     11941
1988 12            11935                   11396                     12053
1989 03            12931                   12207                     13047
1989 06            13963                   13175                     14054
1989 09            15213                   14502                     15307
1989 12            14801                   14295                     14939
1990 03            14118                   13979                     14245
1990 06            14565                   14980                     14713
1990 09            11814                   12567                     12031
1990 12            12713                   13512                     12914
1991 03            15335                   15879                     15589
1991 06            15233                   15738                     15514
1991 09            16515                   16929                     16918
1991 12            18022                   18388                     18525
1992 03            18291                   18168                     18764
1992 06            17648                   17630                     17999
1992 09            18160                   18191                     18536
1992 12            20257                   19821                     20724
1993 03            21071                   20325                     21559
1993 06            21349                   20463                     21891
1993 09            22841                   21458                     23489
1993 12            23180                   21920                     23743
1994 03            22450                   21095                     22883
1994 06            21847                   20662                     22181
1994 09            23286                   21762                     23705
1994 12            22761                   21448                     23111
1995 03            24442                   22954                     24861
1995 06            26639                   25259                     26983
1995 09            29709                   27392                     30030
1995 12            30442                   28054                     30850
1996 03            32315                   29452                     32672
1996 06            33619                   30867                     34162
1996 09            34487                   31745                     34891
1996 12            35802                   33452                     36150
1997 03            34554                   32913                     34620
1997 06            39986                   38262                     39967
1997 09            46014                   42386                     46093
1997 12            45391                   41915                     45435


-------------------------------------------------------------------------------------------------------
                                          AVERAGE ANNUAL TOTAL RETURNS
                                         PERIODS ENDED DECEMBER 31, 1997
                                     ----------------------------------------      FINAL VALUE OF A
                                      1 YEAR         5 YEARS       10 YEARS       $10,000 INVESTMENT
-------------------------------------------------------------------------------------------------------
Extended Market Portfolio*            26.38%         17.44%         16.33%               $45,391
Average Growth Fund                   25.30          16.16          15.41                 41,915
Wilshire 4500 Equity Index            25.68          17.00          16.34                 45,435
-------------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the 0.25% transaction fee on purchases and the $10 annual account maintenance fee.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------
                                                                                             10 YEARS
                               INCEPTION                                  -----------------------------------------
                                 DATE           1 YEAR         5 YEARS       CAPITAL          INCOME        TOTAL
-------------------------------------------------------------------------------------------------------------------
Extended Market Portfolio*    12/21/1987        26.38%         17.44%         14.60%           1.73%         16.33%
-------------------------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the 0.25% transaction fee on purchases and the $10 annual account maintenance fee.

PERFORMANCE SUMMARY
Extended Market Portfolio-Institutional Shares


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolio. Note, too, that both share price and return can fluctuate widely, so an investment in the Portfolio could lose money.


TOTAL INVESTMENT RETURNS:
JULY 7, 1997-DECEMBER 31, 1997
-------------------------------------------------------------------------------
                               EXTENDED MARKET PORTFOLIO-              WILSHIRE
                                   INSTITUTIONAL SHARES                   4500
FISCAL                    CAPITAL         INCOME          TOTAL          TOTAL
PERIOD                    RETURN          RETURN         RETURN          RETURN
-------------------------------------------------------------------------------
1997                       10.5%           1.3%           11.8%           12.0%
-------------------------------------------------------------------------------

See Financial Highlights table on page 37 for dividend and capital gains information since the Portfolio's inception.


AVERAGE ANNUAL TOTAL RETURN: PERIOD ENDED DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                                                    SINCE INCEPTION
                                                    INCEPTION          ------------------------------------------
                                                      DATE               CAPITAL        INCOME         TOTAL
-----------------------------------------------------------------------------------------------------------------
Extended Market Portfolio-Institutional Shares*     7/7/1997              10.23%         1.31%          11.54%
-----------------------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the 0.25% transaction fee on purchases.

PERFORMANCE SUMMARY
Small Capitalization Stock Portfolio


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolio. Note, too, that both share price and return can fluctuate widely, so an investment in the Portfolio could lose money.


TOTAL INVESTMENT RETURNS: DECEMBER 31, 1977-DECEMBER 31, 1997
----------------------------------------------------------------------------------------
                                     SMALL CAPITALIZATION STOCK PORTFOLIO       RUSSELL
                                                                                  2000
FISCAL                                CAPITAL       INCOME           TOTAL        TOTAL
YEAR                                  RETURN        RETURN          RETURN       RETURN
----------------------------------------------------------------------------------------
1978                                   4.4%           2.4%           6.8%          14.5%
1979                                  30.6            3.8           34.4           43.1
1980                                  42.9            1.1           44.0           38.6
1981                                  -2.9            0.0           -2.9            2.0
1982                                  43.5            2.9           46.4           24.9
1983                                  18.2            0.0           18.2           29.1
1984                                 -25.2            0.0          -25.2           -7.3
1985                                  21.5            1.5           23.0           31.1
1986                                   0.2            0.0            0.2            5.7
1987                                  -7.0            0.0           -7.0           -8.8
1988                                  24.0            0.6           24.6           24.9
1989                                   9.4            1.1           10.5           16.2
1990                                 -19.8            1.7          -18.1          -19.5
1991                                  43.0            2.3           45.3           46.1
1992                                  16.7            1.5           18.2           18.4
1993                                  17.4            1.3           18.7           18.9
1994                                  -1.9            1.4          - 0.5           -1.8
1995                                  27.2            1.5           28.7           28.4
1996                                  16.6            1.5           18.1           16.5
1997                                  23.2            1.4           24.6           22.4
----------------------------------------------------------------------------------------

See Financial Highlights table on page 38 for dividend and capital gains information for the past five years.


CUMULATIVE PERFORMANCE: DECEMBER 31, 1987-DECEMBER 31, 1997
---------------------------------------------------------------------------------
                 SMALL
              CAPITALIZATION              AVERAGE               RUSSELL 2000
             STOCK PORTFOLIO          SMALL-CAP FUND                INDEX
1987 12            10000                   10000                     10000
1988 03            11810                   11405                     11907
1988 06            12481                   12217                     12692
1988 09            12320                   11904                     12573
1988 12            12389                   11897                     12489
1989 03            13131                   12857                     13452
1989 06            13773                   13773                     14308
1989 09            14625                   15094                     15274
1989 12            13681                   14630                     14518
1990 03            13406                   14414                     14197
1990 06            13897                   15514                     14745
1990 09            10558                   11986                     11127
1990 12            11190                   13183                     11686
1991 03            14464                   16559                     15161
1991 06            14205                   16267                     14926
1991 09            15393                   17933                     16143
1991 12            16241                   19988                     17068
1992 03            17531                   20326                     18348
1992 06            16369                   18552                     17096
1992 09            16819                   19098                     17586
1992 12            19185                   22496                     20210
1993 03            20136                   22781                     21074
1993 06            20446                   23285                     21534
1993 09            22119                   25160                     23417
1993 12            22758                   26316                     24031
1994 03            22304                   25317                     23393
1994 06            21546                   23886                     22482
1994 09            23052                   25684                     24043
1994 12            22629                   26127                     23593
1995 03            23712                   27263                     24681
1995 06            25913                   29807                     26994
1995 09            28490                   33114                     29660
1995 12            29117                   34383                     30303
1996 03            30728                   35783                     31849
1996 06            32442                   38663                     33443
1996 09            32643                   39207                     33556
1996 12            34379                   41328                     35302
1997 03            32665                   37533                     33476
1997 06            38322                   43956                     38903
1997 09            44302                   51122                     44692
1997 12            42849                   50156                     43195


----------------------------------------------------------------------------------------------------------
                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                  PERIODS ENDED DECEMBER 31, 1997
                                               --------------------------------------    FINAL VALUE OF A
                                                1 YEAR         5 YEARS     10 YEARS     $10,000 INVESTMENT
----------------------------------------------------------------------------------------------------------
Small Capitalization Stock Portfolio*           23.93%         17.31%       15.66%           $42,849
Average Small-Cap Fund                          21.36          17.39        17.50             50,156
Russell 2000 Index                              22.36          16.41        15.76             43,195
----------------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the 0.5% transaction fee on purchases and the $10 annual account maintenance fee.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------
                                                                                                 10 YEARS
                                               INCEPTION                             --------------------------------
                                                 DATE          1 YEAR      5 YEARS     CAPITAL     INCOME      TOTAL
---------------------------------------------------------------------------------------------------------------------
Small Capitalization Stock Portfolio*         10/3/1960        23.93%       17.31%      14.30%      1.36%      15.66%
---------------------------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the 0.5% transaction fee on purchases and the $10 annual account maintenance fee.

PERFORMANCE SUMMARY
Small Capitalization Stock Portfolio-Institutional Shares


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolio. Note, too, that both share price and return can fluctuate widely, so an investment in the Portfolio could lose money.


TOTAL INVESTMENT RETURNS:
JULY 7, 1997-DECEMBER 31, 1997
-------------------------------------------------------------------------------
                          SMALL CAPITALIZATION STOCK PORTFOLIO-         RUSSELL
                                   INSTITUTIONAL SHARES                   2000
FISCAL                    CAPITAL         INCOME          TOTAL          TOTAL
PERIOD                    RETURN          RETURN         RETURN          RETURN
-------------------------------------------------------------------------------
1997                       10.1%           1.3%           11.4%           11.1%
-------------------------------------------------------------------------------

See Financial Highlights table on page 38 for dividend and capital gains information since the Portfolio's inception.


AVERAGE ANNUAL TOTAL RETURN: PERIOD ENDED DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------
                                                                                            SINCE INCEPTION
                                                                   INCEPTION      -------------------------------------
                                                                      DATE        CAPITAL         INCOME         TOTAL
-----------------------------------------------------------------------------------------------------------------------
Small Capitalization Stock Portfolio-Institutional Shares*          7/7/1997        9.55%         1.31%          10.86%
-----------------------------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the 0.5% transaction fee on purchases.

PERFORMANCE SUMMARY
Total Stock Market Portfolio


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolio. Note, too, that both share price and return can fluctuate widely, so an investment in the Portfolio could lose money.


TOTAL INVESTMENT RETURNS: APRIL 27, 1992-DECEMBER 31, 1997
-----------------------------------------------------------------------------------------
                                         TOTAL STOCK MARKET PORTFOLIO            WILSHIRE
                                                                                   5000
FISCAL                                CAPITAL       INCOME           TOTAL         TOTAL
YEAR                                  RETURN        RETURN          RETURN        RETURN
-----------------------------------------------------------------------------------------
1992                                   8.1%           2.3%          10.4%          10.7%
1993                                   8.1            2.5           10.6           11.2
1994                                  -2.5            2.3           -0.2           -0.1
1995                                  33.1            2.7           35.8           36.4
1996                                  18.9            2.1           21.0           21.3
1997                                  29.0            2.0           31.0           31.3
-----------------------------------------------------------------------------------------

See Financial Highlights table on page 39 for dividend and capital gains information for the past five years.


CUMULATIVE PERFORMANCE: APRIL 27, 1992-DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------
                TOTAL STOCK             AVERAGE GENERAL                   WILSHIRE 5000
              MARKET PORTFOLIO            EQUITY FUND                      EQUITY INDEX
4/27/92            10000                      10000                            10000
1992 06            10010                      9928                             10009
1992 09            10307                      10209                            10311
1992 12            11037                      11112                            11066
1993 03            11474                      11477                            11527
1993 06            11555                      11658                            11624
1993 09            11976                      12264                            12089
1993 12            12202                      12502                            12308
1994 03            11748                      12101                            11848
1994 06            11641                      11834                            11753
1994 09            12294                      12483                            12393
1994 12            12176                      12292                            12296
1995 03            13289                      13185                            13405
1995 06            14515                      14423                            14659
1995 09            15811                      15665                            15997
1995 12            16528                      16112                            16775
1996 03            17439                      16977                            17726
1996 06            18179                      17876                            18514
1996 09            18688                      18313                            19029
1996 12            19989                      19251                            20342
1997 03            20119                      18815                            20458
1997 06            23499                      21808                            23913
1997 09            25789                      24283                            26262
1997 12            26187                      23940                            26728


--------------------------------------------------------------------------------------------------------------
                                                      AVERAGE ANNUAL TOTAL RETURNS
                                                    PERIODS ENDED DECEMBER 31, 1997
                                                --------------------------------------
                                                                            SINCE        FINAL VALUE OF A
                                                1 YEAR         5 YEARS     INCEPTION     $10,000 INVESTMENT
--------------------------------------------------------------------------------------------------------------
Total Stock Market Portfolio*                   30.98%         18.87%       18.48%           $26,187
Average General Equity Fund                     24.36          16.59        16.62             23,940
Wilshire 5000 Equity Index                      31.35          19.28        18.90             26,728
--------------------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the $10 annual account maintenance fee.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------
                                                                                         SINCE INCEPTION
                                INCEPTION                                 -----------------------------------------
                                 DATE           1 YEAR         5 YEARS       CAPITAL          INCOME        TOTAL
-------------------------------------------------------------------------------------------------------------------
Total Stock Market Portfolio*  4/27/1992        30.98%         18.87%         16.03%           2.45%         18.48%
-------------------------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the $10 annual account maintenance fee.

PERFORMANCE SUMMARY
Total Stock Market Portfolio-Institutional Shares


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolio. Note, too, that both share price and return can fluctuate widely, so an investment in the Portfolio could lose money.


TOTAL INVESTMENT RETURNS:
JULY 7, 1997-DECEMBER 31, 1997
-------------------------------------------------------------------------------
                              TOTAL STOCK MARKET PORTFOLIO-            WILSHIRE
                                   INSTITUTIONAL SHARES                   5000
FISCAL                    CAPITAL         INCOME          TOTAL          TOTAL
PERIOD                    RETURN          RETURN         RETURN          RETURN
-------------------------------------------------------------------------------
1997                        7.6%           1.0%            8.6%            8.8%
-------------------------------------------------------------------------------


See Financial Highlights table on page 39 for dividend and capital gains information since the Portfolio's inception.


AVERAGE ANNUAL TOTAL RETURN: PERIOD ENDED DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------
                                                                                            SINCE INCEPTION
                                                                   INCEPTION     --------------------------------------
                                                                      DATE        CAPITAL         INCOME         TOTAL
-----------------------------------------------------------------------------------------------------------------------
Total Stock Market Portfolio-Institutional Shares                   7/7/1997        7.56%         1.04%           8.60%
-----------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS
December 31, 1997


The Statements of Net Assets--integral parts of the Financial Statements for each of the Vanguard Index Trust Portfolios--are included as an insert to this Report (except for the 500 Portfolio, whose Statement of Net Assets is provided below).

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each Portfolio's holdings, including each security's market value on the last day of the reporting period. The 500, Growth, and Value Portfolios' S&P 500 Index common stocks are listed in descending market value order; the Extended Market, Small Capitalization Stock, and Total Stock Market Portfolios' common stocks are listed alphabetically. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the Portfolio's Net Assets. Finally, Net Assets are divided by the outstanding shares of the Portfolio to arrive at its share price, or Net Asset Value (NAV) Per Share.

         At the end of the Statement of Net Assets of each Portfolio, you will find a table displaying the composition of the Portfolio's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the Portfolio had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the Portfolio's investments and their cost, and reflects the gains (losses) that would be realized if the Portfolio were to sell all of its investments at their statement-date values.


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                                                                                          MARKET
                                                                                          VALUE*
500 PORTFOLIO                                                   SHARES                     (000)
------------------------------------------------------------------------------------------------
COMMON STOCKS
------------------------------------------------------------------------------------------------
   General Electric Co.                                      21,115,600            $  1,549,357
   The Coca-Cola Co.                                         15,957,296               1,063,155
-  Microsoft Corp.                                            7,785,671               1,006,298
   Exxon Corp.                                               15,910,031                 973,495
   Merck & Co., Inc.                                          7,731,211                 821,441
   Royal Dutch Petroleum
     Co. ADR                                                 13,834,941                 749,681
   Intel Corp.                                               10,555,563                 741,528
   Philip Morris Cos., Inc.                                  15,642,159                 708,785
   Procter & Gamble Co.                                       8,671,486                 692,093
   International Business
     Machines Corp.                                           6,272,450                 655,863
   AT&T Corp.                                                10,479,760                 641,885
   Pfizer, Inc.                                               8,344,116                 622,158
   Bristol-Myers Squibb Co.                                   6,414,421                 606,964
   Wal-Mart Stores, Inc.                                     14,539,414                 573,398
   Johnson & Johnson                                          8,677,039                 571,600
   Eli Lilly & Co.                                            7,160,085                 498,521
   American International
     Group, Inc.                                              4,525,993                 492,202
   Bell Atlantic Corp.                                        5,010,834                 455,986
   E.I. du Pont de Nemours & Co.                              7,300,921                 438,511
   SBC Communications Inc.                                    5,913,892                 433,192
   The Walt Disney Co.                                        4,356,006                 431,517
   Hewlett-Packard Co.                                        6,711,352                 419,459
   Travelers Group Inc.                                       7,398,689                 398,604
   Fannie Mae                                                 6,845,643                 390,630
   Ford Motor Co.                                             7,742,432                 376,960
   Citicorp                                                   2,948,715                 372,828
   Mobil Corp.                                                5,061,046                 365,344
   Gillette Co.                                               3,613,643                 362,945
-  Cisco Systems, Inc.                                        6,491,765                 361,916
   BellSouth Corp.                                            6,397,884                 360,281
   PepsiCo, Inc.                                              9,788,226                 356,658
   Lucent Technologies, Inc.                                  4,140,243                 330,702
   BankAmerica Corp.                                          4,474,177                 326,615
   Chevron Corp.                                              4,237,348                 326,276
   Abbott Laboratories                                        4,935,009                 323,552
   GTE Corp.                                                  6,178,161                 322,809
   American Home Products Corp.                               4,191,519                 320,651
   The Boeing Co.                                             6,449,453                 315,620
   The Chase Manhattan Corp.                                  2,727,024                 298,609
   Schering-Plough Corp.                                      4,719,746                 293,214
   Ameritech Corp.                                            3,541,227                 285,069
   NationsBank Corp.                                          4,588,311                 279,027
   Home Depot, Inc.                                           4,719,897                 277,884
   General Motors Corp.                                       4,572,225                 277,191
   Compaq Computer Corp.                                      4,884,113                 275,647
   American Express Co.                                       2,998,821                 267,645
   Amoco Corp.                                                3,141,778                 267,444
   Unilever NV                                                4,126,759                 257,665

------------------------------------------------------------------------------------------------
                                                                                          MARKET
                                                                                          VALUE*
                                                                SHARES                     (000)
------------------------------------------------------------------------------------------------
   Schlumberger Ltd.                                          3,191,262              $  256,897
   Allstate Corp.                                             2,766,761                 251,429
   Morgan Stanley, Dean Witter,
     Discover and Co.                                         3,822,328                 225,995
   Time Warner, Inc.                                          3,608,880                 223,751
   Motorola, Inc.                                             3,851,492                 219,776
   Warner-Lambert Co.                                         1,756,874                 217,852
   Minnesota Mining &
     Manufacturing Co.                                        2,636,675                 216,372
   McDonald's Corp.                                           4,435,264                 211,784
   First Union Corp.                                          4,047,812                 207,450
   Banc One Corp.                                             3,786,981                 205,680
   MCI Communications Corp.                                   4,493,795                 192,391
   Texaco Inc.                                                3,535,873                 192,263
   Wells Fargo & Co.                                            559,371                 189,871
   Norwest Corp.                                              4,866,032                 187,950
   Freddie Mac                                                4,480,364                 187,895
   Computer Associates
     International, Inc.                                      3,527,168                 186,499
   U.S. Bancorp                                               1,583,810                 177,288
-  Dell Computer Corp.                                        2,106,166                 176,918
   Kimberly-Clark Corp.                                       3,580,782                 176,577
-  WorldCom, Inc.                                             5,823,561                 176,163
-  Cendant Corp.                                              5,099,681                 175,302
   Sara Lee Corp.                                             3,094,102                 174,237
   Campbell Soup Co.                                          2,961,280                 172,124
   Atlantic Richfield Co.                                     2,067,738                 165,678
   Sprint Corp.                                               2,768,713                 162,316
   Emerson Electric Co.                                       2,858,675                 161,336
   Monsanto Co.                                               3,819,470                 160,418
   Medtronic, Inc.                                            3,026,146                 158,305
   First Chicago NBD Corp.                                    1,875,766                 156,626
   Merrill Lynch & Co., Inc.                                  2,145,840                 156,512
   Xerox Corp.                                                2,102,570                 155,196
   Tyco International Ltd.                                    3,435,069                 154,793
   Northern Telecom Ltd.                                      1,690,127                 150,421
   Chrysler Corp.                                             4,268,247                 150,189
   Dow Chemical Co.                                           1,468,150                 149,017
   AlliedSignal Inc.                                          3,641,150                 141,777
   The Bank of New York Co., Inc.                             2,445,210                 141,364
-  Oracle Corp.                                               6,326,220                 141,154
   U S WEST Communications
     Group                                                    3,111,813                 140,421
   Colgate-Palmolive Co.                                      1,906,853                 140,154
   Anheuser-Busch Cos., Inc.                                  3,166,420                 139,322
-  AirTouch Communications, Inc.                              3,253,955                 135,243
   CBS Corp.                                                  4,539,633                 133,635
   Kellogg Co.                                                2,656,010                 131,805
   J.P. Morgan & Co., Inc.                                    1,153,083                 130,154
   Duke Energy Corp.                                          2,319,713                 128,454
   Eastman Kodak Co.                                          2,096,378                 127,486
   Columbia/HCA Healthcare Corp.                              4,219,139                 124,992
   Lockheed Martin Corp.                                      1,253,053                 123,426
   Fleet Financial Group, Inc.                                1,613,025                 120,876
   H.J. Heinz Co.                                             2,378,144                 120,839
   Pharmacia & Upjohn, Inc.                                   3,273,899                 119,907
------------------------------------------------------------------------------------------------
TOTAL--100 LARGEST STOCKS                                                            32,263,155
------------------------------------------------------------------------------------------------
   Caterpillar, Inc.                                          2,430,412                 118,027
   Automatic Data Processing, Inc.                            1,883,215                 115,582
   Southern Co.                                               4,442,303                 114,945
   Sears, Roebuck & Co.                                       2,527,073                 114,350
   Texas Instruments, Inc.                                    2,515,793                 113,211
   Gannett Co., Inc.                                          1,828,659                 113,034
-  U S WEST Media Group                                       3,913,299                 112,997
   PNC Bank Corp.                                             1,977,253                 112,827
   United Technologies Corp.                                  1,519,059                 110,606
   General Re Corp.                                             506,509                 107,380
   Wachovia Corp.                                             1,316,033                 106,763
   Washington Mutual, Inc.                                    1,657,507                 105,770
   CoreStates Financial Corp.                                 1,274,149                 102,012
   KeyCorp                                                    1,415,009                 100,200
   CPC International, Inc.                                      927,213                  99,907
   ConAgra, Inc.                                              3,042,063                  99,818
   Walgreen Co.                                               3,176,234                  99,654
   Union Pacific Corp.                                        1,594,960                  99,585
   Mellon Bank Corp.                                          1,639,611                  99,401
   J.C. Penney Co., Inc.                                      1,611,294                  97,181
   SunTrust Banks, Inc.                                       1,358,733                  96,980
   Illinois Tool Works, Inc.                                  1,609,490                  96,771
-  Sun Microsystems, Inc.                                     2,425,955                  96,735
   Dayton-Hudson Corp.                                        1,405,778                  94,890
   Deere & Co.                                                1,626,586                  94,850
   Burlington Northern
     Santa Fe Corp.                                           1,006,918                  93,580
-  Amgen, Inc.                                                1,708,326                  92,463
   The Gap, Inc.                                              2,594,854                  91,955
-  Viacom Inc. Class B                                        2,207,165                  91,459
-  Tele-Communications, Inc.
     Class A                                                  3,269,655                  91,346
   National City Corp.                                        1,387,333                  91,217
   Baxter International, Inc.                                 1,805,380                  91,059
   Barnett Banks, Inc.                                        1,242,298                  89,290
   MBNA Corp.                                                 3,233,634                  88,319
   BankBoston Corp.                                             937,054                  88,025
   Household International, Inc.                                689,782                  87,990
   Halliburton Co.                                            1,687,343                  87,636
-  EMC Corp.                                                  3,192,069                  87,582
   PG&E Corp.                                                 2,828,942                  86,106
   Raytheon Co. Class B                                       1,697,763                  85,737
   Enron Corp.                                                2,047,729                  85,109
   American General Corp.                                     1,568,824                  84,815
   The Chubb Corp.                                            1,113,754                  84,228
   Pitney Bowes, Inc.                                           933,649                  83,970
   International Paper Co.                                    1,944,337                  83,850
   CIGNA Corp.                                                  477,771                  82,684
   Phillips Petroleum Co.                                     1,693,466                  82,345
   Marsh & McLennan Cos., Inc.                                1,094,024                  81,573
   First Data Corp.                                           2,781,681                  81,364
   Fifth Third Bancorp                                          994,300                  81,284
   Waste Management Inc.                                      2,933,391                  80,668
   May Department Stores Co.                                  1,497,489                  78,899
   Aluminum Co. of America                                    1,121,084                  78,896
   Loews Corp.                                                  742,016                  78,746
   Archer-Daniels-Midland Co.                                 3,605,066                  78,185
-  3Com Corp.                                                 2,230,103                  77,914

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                                                                                          MARKET
                                                                                          VALUE*
500 PORTFOLIO                                                   SHARES                     (000)
------------------------------------------------------------------------------------------------
-  AMR Corp.                                                    593,214             $    76,228
   CSX Corp.                                                  1,406,546                  75,953
   Albertson's, Inc.                                          1,580,207                  74,862
   Norfolk Southern Corp.                                     2,424,632                  74,709
   The Seagram Co. Ltd.                                       2,295,987                  74,189
   General Mills, Inc.                                        1,031,439                  73,877
   NIKE, Inc. Class B                                         1,869,415                  73,375
   Bankers Trust New York Corp.                                 643,199                  72,320
   Charles Schwab Corp.                                       1,712,025                  71,798
   The Hartford Financial Services
     Group Inc.                                                 761,645                  71,261
   CVS Corp.                                                  1,111,010                  71,174
-  Applied Materials, Inc.                                    2,343,748                  70,605
-  HEALTHSOUTH Corp.                                          2,533,709                  70,310
   Rockwell International Corp.                               1,344,041                  70,226
   Mattel, Inc.                                               1,875,707                  69,870
   FPL Group, Inc.                                            1,170,975                  69,307
   Aetna Inc.                                                   965,666                  68,140
   Edison International                                       2,461,763                  66,929
   Textron, Inc.                                              1,062,450                  66,403
   PPG Industries, Inc.                                       1,155,482                  66,007
   Texas Utilities Co.                                        1,586,028                  65,919
-  Tenet Healthcare Corp.                                     1,964,650                  65,079
   HBO & Co.                                                  1,347,766                  64,693
   The Goodyear Tire & Rubber Co.                             1,008,171                  64,145
   Occidental Petroleum Corp.                                 2,181,874                  63,956
   Ralston-Ralston Purina Group                                 687,406                  63,886
   Aon Corp.                                                  1,081,085                  63,379
   Weyerhaeuser Co.                                           1,287,943                  63,190
   American Electric Power
     Co., Inc.                                                1,223,364                  63,156
   USX-Marathon Group                                         1,860,877                  62,805
-  ITT Corp.                                                    751,828                  62,308
   Consolidated Edison Co. of
     New York, Inc.                                           1,516,246                  62,166
-  Tellabs, Inc.                                              1,169,859                  61,856
   Unocal Corp.                                               1,592,582                  61,812
   Comerica, Inc.                                               678,620                  61,245
-  Costco Cos., Inc.                                          1,371,151                  61,188
   The Kroger Co.                                             1,644,483                  60,743
   State Street Corp.                                         1,037,524                  60,371
   United Healthcare Corp.                                    1,214,116                  60,326
   Service Corp. International                                1,625,141                  60,029
   AMP, Inc.                                                  1,419,586                  59,623
   Wrigley, (Wm.) Jr. Co.                                       746,317                  59,379
   Guidant Corp.                                                952,732                  59,308
   Williams Cos., Inc.                                        2,063,426                  58,550
------------------------------------------------------------------------------------------------
TOTAL--200 LARGEST STOCKS                                                            40,451,580
------------------------------------------------------------------------------------------------
-  Federated Department Stores                                1,352,001                  58,221
   Air Products & Chemicals, Inc.                               704,221                  57,922
-  Toys R Us, Inc.                                            1,833,653                  57,645
-  Boston Scientific Corp.                                    1,255,662                  57,603
   Hershey Foods Corp.                                          920,127                  56,990
   Marriott International                                       822,760                  56,976
   Delta Air Lines, Inc.                                        477,098                  56,775
   Honeywell, Inc.                                              820,117                  56,178
   Progressive Corp. of Ohio                                    465,783                  55,836
   Corning, Inc.                                              1,491,487                  55,371
   Conseco Inc.                                               1,214,567                  55,187
   Masco Corp.                                                1,060,917                  53,974
   Lowe's Cos., Inc.                                          1,125,140                  53,655
   SunAmerica Inc.                                            1,253,882                  53,603
   Cardinal Health, Inc.                                        704,878                  52,954
   The Clorox Co.                                               663,668                  52,471
   PacifiCorp                                                 1,913,358                  52,259
   Avon Products, Inc.                                          850,651                  52,209
   Dover Corp.                                                1,427,535                  51,570
   Fort James Corp.                                           1,346,084                  51,488
   Lincoln National Corp.                                       658,901                  51,477
   Sysco Corp.                                                1,127,540                  51,374
   Dominion Resources, Inc.                                   1,205,021                  51,289
   Burlington Resources, Inc.                                 1,139,008                  51,042
-  Clear Channel Communications                                 629,945                  50,041
   Northrop Grumman Corp.                                       430,907                  49,554
   ALLTEL Corp.                                               1,203,131                  49,404
   Tribune Co.                                                  793,220                  49,378
   Houston Industries, Inc.                                   1,831,192                  48,870
   UNUM Corp.                                                   897,306                  48,791
   MGIC Investment Corp.                                        732,857                  48,735
   Cincinnati Financial Corp.                                   345,086                  48,571
   Hilton Hotels Corp.                                        1,605,645                  47,768
   Dresser Industries, Inc.                                   1,131,665                  47,459
   Browning-Ferris Industries, Inc.                           1,281,876                  47,429
   The McGraw-Hill Cos., Inc.                                   638,689                  47,263
   Baker Hughes, Inc.                                         1,083,164                  47,253
   Public Service Enterprise
     Group, Inc.                                              1,490,380                  47,226
   Rite Aid Corp.                                               803,764                  47,171
   Cognizant Corp.                                            1,058,360                  47,163
   The Quaker Oats Co.                                          892,689                  47,089
   Entergy Corp.                                              1,572,390                  47,073
   Comcast Corp. Class A Special                              1,490,926                  47,057
   BB&T Corp.                                                   726,617                  46,549
   Praxair, Inc.                                              1,015,075                  45,678
-  Federal Express Corp.                                        738,462                  45,092
   Barrick Gold Corp.                                         2,393,536                  44,580
   The Limited, Inc.                                          1,744,665                  44,489
   SAFECO Corp.                                                 910,730                  44,398
   Eaton Corp.                                                  496,452                  44,308
   St. Paul Cos., Inc.                                          539,096                  44,240
   Huntington Bancshares Inc.                                 1,227,380                  44,186
   UST, Inc.                                                  1,188,987                  43,918
   Newell Co.                                                 1,021,625                  43,419
-  Thermo Electron Corp.                                        975,466                  43,408
   Transamerica Corp.                                           407,284                  43,376
   Ingersoll-Rand Co.                                         1,066,835                  43,207
   Tenneco, Inc.                                              1,092,789                  43,165
-  FirstEnergy Corp.                                          1,480,193                  42,926
   Unicom Corp.                                               1,390,242                  42,750
   H.F. Ahmanson & Co.                                          632,385                  42,330
   TRW, Inc.                                                    791,536                  42,248
   Coastal Corp.                                                680,622                  42,156
   Winn-Dixie Stores, Inc.                                      957,007                  41,809
-  Computer Sciences Corp.                                      500,520                  41,793
   Crown Cork & Seal Co., Inc.                                  825,668                  41,387
   Carolina Power & Light Co.                                   973,495                  41,313
   Omnicom Group Inc.                                           962,400                  40,782
   Fortune Brands, Inc.                                       1,099,885                  40,764

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
------------------------------------------------------------------------------------------------
                                                                                          MARKET
                                                                                          VALUE*
                                                                SHARES                     (000)
------------------------------------------------------------------------------------------------
   New York Times Co. Class A                                   615,774             $    40,718
   Interpublic Group of Cos., Inc.                              811,926                  40,444
   Alcan Aluminium Ltd.                                       1,457,720                  40,270
   Republic New York Corp.                                      352,189                  40,216
   Union Pacific Resources
     Group, Inc.                                              1,629,523                  39,516
   Genuine Parts Co.                                          1,158,946                  39,332
   Becton, Dickinson & Co.                                      784,567                  39,228
   Pioneer Hi-Bred
     International, Inc.                                        364,429                  39,085
   CINergy Corp.                                              1,012,503                  38,792
-  Parametric Technology Corp.                                  817,869                  38,747
   Cooper Industries, Inc.                                      787,614                  38,593
   W.R. Grace & Co.                                             478,241                  38,469
   MBIA, Inc.                                                   574,347                  38,374
   Rohm & Haas Co.                                              396,127                  37,929
   The Times Mirror Co. Class A                                 615,088                  37,828
   Torchmark Corp.                                              896,901                  37,726
   VF Corp.                                                     814,529                  37,417
   Consolidated Natural Gas Co.                                 612,314                  37,045
   Central & South West Corp.                                 1,362,773                  36,880
-  US Airways Group, Inc.                                       588,473                  36,780
-  Digital Equipment Corp.                                      992,962                  36,740
   Georgia-Pacific Corp.                                        596,437                  36,234
   International Flavors &
     Fragrances, Inc.                                           702,623                  36,185
-  Kmart Corp.                                                3,125,335                  36,137
   TJX Cos., Inc.                                             1,048,404                  36,039
   American Stores Co.                                        1,748,465                  35,953
   Golden West Financial Corp.                                  364,244                  35,628
   Union Electric Co.                                           821,328                  35,522
   Jefferson-Pilot Corp.                                        454,680                  35,408
-  Micron Technology, Inc.                                    1,352,842                  35,174
   General Dynamics Corp.                                       405,343                  35,037
------------------------------------------------------------------------------------------------
TOTAL--300 LARGEST STOCKS                                                            44,960,661
------------------------------------------------------------------------------------------------
   R.R. Donnelley & Sons Co.                                    939,990                  35,015
-  Bay Networks, Inc.                                         1,365,138                  34,896
   PECO Energy Corp.                                          1,430,584                  34,692
   Southwest Airlines Co.                                     1,406,343                  34,631
   Equifax, Inc.                                                970,201                  34,382
   Union Carbide Corp.                                          799,548                  34,331
-  Owens-Illinois, Inc.                                         901,057                  34,184
   The Dun & Bradstreet Corp.                                 1,094,936                  33,875
   Dow Jones & Co., Inc.                                        621,329                  33,358
   Parker Hannifin Corp.                                        717,434                  32,912
   GPU, Inc.                                                    775,393                  32,663
   DTE Energy Co.                                               932,907                  32,360
   Amerada Hess Corp.                                           589,333                  32,340
   Baltimore Gas & Electric Co.                                 948,199                  32,298
   Dana Corp.                                                   677,572                  32,185
   Hercules, Inc.                                               641,617                  32,121
   W.W. Grainger, Inc.                                          321,464                  31,242
   Sherwin-Williams Co.                                       1,111,801                  30,852
-  Seagate Technology                                         1,569,405                  30,211
   Eastman Chemical Co.                                         503,985                  30,019
   Nordstrom, Inc.                                              496,540                  29,979
   H & R Block, Inc.                                            667,642                  29,919
   Countrywide Credit
     Industries, Inc.                                           696,379                  29,857
   Avery Dennison Corp.                                         662,992                  29,669
   Knight-Ridder, Inc.                                          568,381                  29,556
   Newmont Mining Corp.                                       1,002,796                  29,457
   Morton International, Inc.                                   856,899                  29,456
   Allegheny Teledyne Inc.                                    1,135,974                  29,393
   Case Corp.                                                   482,534                  29,163
   Laidlaw, Inc.                                              2,112,594                  28,784
-  Tricon Global Restaurants, Inc.                              985,646                  28,645
   Reynolds Metals Co.                                          473,235                  28,394
   Beneficial Corp.                                             341,564                  28,393
-  AutoZone Inc.                                                970,600                  28,147
   Northern States Power Co.                                    479,980                  27,959
   Columbia Gas Systems, Inc.                                   355,572                  27,935
   Champion International Corp.                                 615,846                  27,906
   Providian Financial Corp.                                    613,319                  27,714
-  National Semiconductor Corp.                               1,052,214                  27,292
   Nucor Corp.                                                  564,707                  27,282
   The Stanley Works                                            572,117                  26,997
   Whirlpool Corp.                                              483,944                  26,617
   Tandy Corp.                                                  687,187                  26,500
   PACCAR, Inc.                                                 500,180                  26,259
-  Mirage Resorts, Inc.                                       1,147,842                  26,113
-  Western Atlas, Inc.                                          351,382                  26,002
   Ashland, Inc.                                                480,482                  25,796
   Johnson Controls, Inc.                                       539,597                  25,766
   Hasbro, Inc.                                                 817,031                  25,736
   Sigma-Aldrich Corp.                                          643,813                  25,592
   Synovus Financial Corp.                                      776,178                  25,420
   PP&L Resources Inc.                                        1,060,243                  25,380
   Dillard's Inc.                                               719,849                  25,375
   Frontier Corp.                                             1,054,041                  25,363
   Sonat, Inc.                                                  552,587                  25,281
   Harcourt General, Inc.                                       454,815                  24,901
   Brown-Forman Corp. Class B                                   443,504                  24,504
   Phelps Dodge Corp.                                           391,989                  24,401
   Raychem Corp.                                                564,379                  24,304
   Comcast Corp. Class A                                        760,722                  24,248
   Rubbermaid, Inc.                                             963,988                  24,100
   IKON Office Solutions                                        855,450                  24,060
   Raytheon Co. Class A                                         487,755                  24,052
   Union Camp Corp.                                             446,024                  23,946
   Maytag Corp.                                                 641,361                  23,931
   ITT Industries, Inc.                                         759,240                  23,821
-  Ceridian Corp.                                               516,487                  23,662
   Black & Decker Corp.                                         605,317                  23,645
   Harris Corp.                                                 510,725                  23,430
   Anadarko Petroleum Corp.                                     383,207                  23,256
   Ecolab, Inc.                                                 415,562                  23,038
   Willamette Industries, Inc.                                  713,258                  22,958
   Green Tree Financial Corp.                                   872,221                  22,841
   Circuit City Stores, Inc.                                    632,246                  22,484
-  Humana, Inc.                                               1,049,443                  21,776
-  KLA-Tencor Corp.                                             544,616                  21,036
   Westvaco Corp.                                               654,876                  20,588
   Wendy's International, Inc.                                  845,733                  20,350
   Apache Corp.                                                 579,064                  20,303
   Pennzoil Co.                                                 302,534                  20,213
   Fluor Corp.                                                  539,161                  20,151
   Pacific Enterprises                                          534,974                  20,128

------------------------------------------------------------------------------------------------
                                                                                          MARKET
                                                                                          VALUE*
500 PORTFOLIO                                                   SHARES                     (000)
------------------------------------------------------------------------------------------------
   Perkin-Elmer Corp.                                           281,782             $    20,024
   Sun Co., Inc.                                                468,258                  19,696
   Armstrong World Industries Inc.                              262,597                  19,629
   Placer Dome, Inc.                                          1,537,887                  19,512
   Kerr-McGee Corp.                                             306,172                  19,385
   Brunswick Corp.                                              637,796                  19,333
   Adobe Systems, Inc.                                          467,974                  19,304
   The BFGoodrich Co.                                           465,017                  19,269
   Temple-Inland Inc.                                           367,008                  19,199
   Liz Claiborne, Inc.                                          457,394                  19,125
   American Greetings Corp.
     Class A                                                    487,208                  19,062
   The Mead Corp.                                               671,774                  18,810
   Deluxe Corp.                                                 531,427                  18,334
   Biomet, Inc.                                                 714,385                  18,306
   Inco Ltd.                                                  1,072,234                  18,228
-  DSC Communications Corp.                                     752,554                  18,061
-  LSI Logic Corp.                                              911,964                  18,011
-  St. Jude Medical, Inc.                                       588,142                  17,938
------------------------------------------------------------------------------------------------
TOTAL--400 LARGEST STOCKS                                                            47,539,678
------------------------------------------------------------------------------------------------
   Mallinckrodt, Inc.                                           471,152                  17,904
-  Woolworth Corp.                                              867,180                  17,669
   Freeport-McMoRan Copper &
     Gold Inc. Class B                                        1,120,028                  17,640
-  ALZA Corp.                                                   545,970                  17,369
-  Oryx Energy Co.                                              676,881                  17,260
   Great Lakes Chemical Corp.                                   383,656                  17,217
   USX-U.S. Steel Group, Inc.                                   550,432                  17,201
   Snap-On Inc.                                                 393,323                  17,159
   Nalco Chemical Co.                                           429,448                  16,990
   Whitman Corp.                                                651,204                  16,972
-  Rowan Cos., Inc.                                             555,598                  16,946
-  NextLevel Systems, Inc.                                      945,906                  16,908
   Pall Corp.                                                   816,973                  16,901
-  Novell, Inc.                                               2,241,508                  16,811
   Thomas & Betts Corp.                                         352,410                  16,651
   Ryder System, Inc.                                           501,195                  16,414
   SuperValu Inc.                                               389,443                  16,308
-  Advanced Micro Devices, Inc.                                 905,032                  16,234
-  FMC Corp.                                                    241,013                  16,223
   Engelhard Corp.                                              926,644                  16,100
   USF&G Corp.                                                  726,933                  16,038
-  Unisys Corp.                                               1,122,674                  15,577
-  Cabletron Systems, Inc.                                    1,012,495                  15,187
-  Silicon Graphics, Inc.                                     1,205,914                  14,999
   Bemis Co., Inc.                                              340,316                  14,995
   Echlin, Inc.                                                 404,238                  14,628
   National Service Industries, Inc.                            293,842                  14,564
   Cummins Engine Co., Inc.                                     245,890                  14,523
   Mercantile Stores Co., Inc.                                  236,001                  14,367
   Manor Care Inc.                                              408,790                  14,308
   U.S. Surgical Corp.                                          488,032                  14,305
   Polaroid Corp.                                               293,573                  14,293
   Bausch & Lomb, Inc.                                          356,124                  14,111
   Allergan, Inc.                                               416,296                  13,972
-  Andrew Corp.                                                 577,618                  13,863
   The Timken Co.                                               403,133                  13,858
   General Signal Corp.                                         323,631                  13,653
   King World Productions, Inc.                                 235,519                  13,601
   Louisiana-Pacific Corp.                                      702,467                  13,347
   NICOR, Inc.                                                  311,642                  13,147
   McDermott International, Inc.                                355,435                  13,018
   Giant Food, Inc. Class A                                     384,268                  12,945
   Crane Co.                                                    293,878                  12,747
   Tektronix, Inc.                                              320,780                  12,731
   Cooper Tire & Rubber Co.                                     504,218                  12,290
   Meredith Corp.                                               343,222                  12,249
   Darden Restaurants Inc.                                      979,591                  12,245
-  Fruit of the Loom, Inc.                                      476,491                  12,210
-  Harrah's Entertainment, Inc.                                 646,199                  12,197
   Caliber System Inc.                                          249,635                  12,154
-  Navistar International Corp.                                 485,177                  12,038
   Centex Corp.                                                 191,227                  12,035
   Owens Corning                                                341,527                  11,655
   C.R. Bard, Inc.                                              368,739                  11,546
   Alberto-Culver Co. Class B                                   359,011                  11,511
   Autodesk, Inc.                                               306,960                  11,358
   Harnischfeger Industries Inc.                                316,822                  11,188
   Tupperware Corp.                                             393,189                  10,960
   Helmerich & Payne, Inc.                                      160,244                  10,877
   Boise Cascade Corp.                                          356,013                  10,769
-  Apple Computer, Inc.                                         815,245                  10,700
   Shared Medical Systems Corp.                                 159,949                  10,557
-  Reebok International Ltd.                                    359,926                  10,370
   Safety-Kleen Corp.                                           373,584                  10,250
   Worthington Industries, Inc.                                 619,121                  10,216
   Fleetwood Enterprises, Inc.                                  230,357                   9,776
-  Niagara Mohawk Power Corp.                                   925,832                   9,721
   Pep Boys (Manny, Moe & Jack)                                 405,153                   9,673
   Millipore Corp.                                              278,755                   9,460
   Cyprus Amax Minerals Co.                                     601,256                   9,244
   Peoples Energy Corp.                                         225,087                   8,863
   Aeroquip-Vickers Inc.                                        180,102                   8,836
   Battle Mountain Gold Co.
     Class A                                                  1,475,146                   8,666
   Moore Corp. Ltd.                                             569,498                   8,614
   Homestake Mining Co.                                         939,456                   8,338
   Scientific-Atlanta, Inc.                                     497,126                   8,327
   Longs Drug Stores, Inc.                                      252,591                   8,114
   Potlatch Corp.                                               185,328                   7,969
   Briggs & Stratton Corp.                                      163,539                   7,942
   Adolph Coors Co. Class B                                     237,522                   7,898
   ONEOK, Inc.                                                  195,195                   7,881
   Great Atlantic & Pacific Tea
     Co., Inc.                                                  244,984                   7,273
   Foster Wheeler Corp.                                         260,551                   7,051
   Ball Corp.                                                   193,744                   6,842
   Springs Industries Inc. Class A                              129,257                   6,721
-  Stone Container Corp.                                        633,682                   6,614
   Cincinnati Milacron, Inc.                                    254,840                   6,610
-  Bethlehem Steel Corp.                                        723,023                   6,236
   Russell Corp.                                                233,302                   6,197
   ASARCO, Inc.                                                 274,635                   6,162
   EG&G, Inc.                                                   294,651                   6,132
   Eastern Enterprises                                          130,124                   5,856
   Jostens Inc.                                                 251,638                   5,803
   Pulte Corp.                                                  134,739                   5,634
   NACCO Industries, Inc. Class A                                52,419                   5,619

------------------------------------------------------------------------------------------------
                                                                                          MARKET
                                                                                          VALUE*
                                                                SHARES                     (000)
------------------------------------------------------------------------------------------------
   Kaufman & Broad Home Corp.                                   249,483             $     5,598
-  Data General Corp.                                           307,846                   5,368
   Inland Steel Industries, Inc.                                311,005                   5,326
   John H. Harland Co.                                          198,898                   4,177
-  UNOVA, Inc.                                                  243,471                   4,002
-  Beverly Enterprises, Inc.                                    268,385                   3,489
-  Armco, Inc.                                                  686,225                   3,388
-  Charming Shoppes, Inc.                                       678,944                   3,183
-  Viacom Inc. Class A                                           71,693                   2,930
   Freeport-McMoRan Copper &
     Gold, Inc. Class A                                         172,483                   2,641
-  Echo Bay Mines Ltd.                                          896,813                   2,186
-  PharMerica, Inc.                                             189,887                   1,970
   CIPSCO, Inc.                                                  41,500                   1,836
   Alberto-Culver Co. Class A                                     1,000                      27
-  Fresenius National Medical
     Care Pfd.                                                  235,422                      14
------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (98.7%)(1)
   (COST $30,767,380)                                                                48,730,914
------------------------------------------------------------------------------------------------

                                                                   FACE
                                                                 AMOUNT
                                                                   (000)
------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.5%)
------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS
   (2)4.90%, 1/8/1998                                        $    9,100                   9,094
   (2)5.02%, 1/22/1998                                           27,100                  27,024
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account
   6.54%, 1/2/1998                                              671,758                 671,758
   6.55%, 1/2/1998--Note F                                       48,183                  48,183
------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
   (COST $756,052)                                                                      756,059
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.2%)
   (COST $31,523,432)                                                                49,486,973
------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.2%)
------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                    389,797
Liabilities--Note F                                                                    (519,147)
                                                                                    ------------
                                                                                       (129,350)
------------------------------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------------------------------
Applicable to 547,989,547 outstanding
    shares of beneficial interest
    (unlimited authorization)                                                       $49,357,623
================================================================================================

NET ASSET VALUE PER SHARE                                                                $90.07
================================================================================================

*See Note A in Notes to Financial Statements.
-Non-Income-Producing Security.
(1)The combined market value of common stocks and S&P 500 Index futures represents 99.9% of net assets.
(2)Securities with an aggregate value of $36,118,000 have been segregated as initial margin for open futures contracts.
ADR--American Depositary Receipt.


------------------------------------------------------------------------------------------------
                                                                 AMOUNT                     PER
                                                                   (000)                  SHARE
------------------------------------------------------------------------------------------------
AT DECEMBER 31, 1997, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------------------------
Paid in Capital--Notes A and D                              $31,354,591                  $57.22
Overdistributed Net Investment
     Income--Notes A and D                                       (5,129)                   (.01)
Accumulated Net Realized
     Gains--Note D                                               44,740                     .08
Unrealized Appreciation
   (Depreciation)--Note E
     Investment Securities                                   17,963,541                   32.78
     Futures Contracts                                             (120)                     --
------------------------------------------------------------------------------------------------
NET ASSETS                                                  $49,357,623                  $90.07
================================================================================================

STATEMENT OF OPERATIONS

This Statement shows dividend and interest income earned by each Portfolio during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period. If a Portfolio invested in futures contracts during the period, the results of these investments are shown separately.


-----------------------------------------------------------------------------------------------------
                                                                    500        GROWTH           VALUE
                                                              PORTFOLIO    PORTFOLIO*      PORTFOLIO*
                                                            -----------------------------------------
                                                                     YEAR ENDED DECEMBER 31, 1997
                                                            -----------------------------------------
                                                                  (000)         (000)           (000)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
   Dividends                                               $    713,189     $  21,992       $  31,413
   Interest                                                      39,381           783             398
                                                            -----------------------------------------
     Total Income                                               752,570        22,775          31,811
                                                            -----------------------------------------
EXPENSES
   The Vanguard Group--Note B
     Investment Advisory Services                                    67            22              22
     Management and Administrative                               65,356         2,722           2,360
     Marketing and Distribution                                  10,495           425             363
   Custodian Fees                                                   227            50              28
   Auditing Fees                                                     55             8               9
   Shareholders' Reports                                          1,276            43              44
   Annual Meeting and Proxy Costs                                   315            21              14
   Trustees' Fees and Expenses                                       87             4               3
                                                            -----------------------------------------
     Total Expenses                                              77,878         3,295           2,843
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                           674,692        19,480          28,968
-----------------------------------------------------------------------------------------------------
REALIZED NET GAIN
   Investment Securities Sold                                   852,889        18,081          69,353
   Futures Contracts                                            188,714           712           1,154
-----------------------------------------------------------------------------------------------------
REALIZED NET GAIN                                             1,041,603        18,793          70,507
-----------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   Investment Securities                                      9,507,664       403,420         258,867
   Futures Contracts                                                321           (39)            (26)
-----------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)              9,507,985       403,381         258,841
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $11,224,280      $441,654        $358,316
=====================================================================================================

*The Statements of Net Assets for the Growth and Value Portfolios, an integral part of the Financial Statements for each Portfolio, and the Report of Independent Accountants are included as an insert to this report.

----------------------------------------------------------------------------------------------------------------
                                                                                     SMALL
                                                               EXTENDED     CAPITALIZATION          TOTAL STOCK
                                                                 MARKET              STOCK               MARKET
                                                             PORTFOLIO*         PORTFOLIO*           PORTFOLIO*
                                                           -----------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31, 1997
                                                           -----------------------------------------------------
                                                                 (000)               (000)                (000)
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
   Dividends                                                  $  31,436          $  29,590         $     75,622
   Interest                                                       8,215              6,250               16,359
                                                           -----------------------------------------------------
     Total Income                                                39,651             35,840               91,981
                                                           -----------------------------------------------------
EXPENSES
   The Vanguard Group--Note B
     Investment Advisory Services                                    53                 67                   56
     Management and Administrative                                2,516              2,347                4,738
     Shareholder Account Maintenance--Investor Shares             2,426              1,947                3,202
     Shareholder Account Maintenance--Institutional Shares            1                 --                    1
     Marketing and Distribution--Investor Shares                    565                519                1,144
     Marketing and Distribution--Institutional Shares                10                  4                   28
   Custodian Fees                                                   149                 73                  213
   Auditing Fees                                                     10                  9                   11
   Shareholders' Reports--Investor Shares                            77                 71                   69
   Shareholders' Reports--Institutional Shares                       --                 --                   --
   Annual Meeting and Proxy Costs--Investor Shares                   20                 22                   33
   Annual Meeting and Proxy Costs--Institutional Shares              --                 --                   --
   Trustees' Fees and Expenses                                        6                  5                   10
                                                           -----------------------------------------------------
     Total Expenses                                               5,833              5,064                9,505
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                            33,818             30,776               82,476
----------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN
   Investment Securities Sold                                   175,322            124,717               26,749
   Futures Contracts                                             19,002             11,047               50,766
----------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN                                               194,324            135,764               77,515
----------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   Investment Securities                                        379,546            300,107            1,114,860
   Futures Contracts                                                399                681                  780
----------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                379,945            300,788            1,115,640
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $608,087           $467,328           $1,275,631
================================================================================================================

*The Statements of Net Assets for the Extended Market, Small Capitalization
 Stock, and Total Stock Market Portfolios, an integral part of the Financial Statements for each Portfolio, and the Report of Independent Accountants are included as an insert to this report.

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each Portfolio's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the Portfolio's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the Portfolio, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement. Distributions, Capital Share Transactions, and Shares Issued and Redeemed are shown separately for each class of shares.


----------------------------------------------------------------------------------------------------------------------
                                                                        500                             GROWTH
                                                                     PORTFOLIO                         PORTFOLIO
                                                            -----------------------------       ----------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                            ----------------------------------------------------------
                                                                   1997             1996            1997          1996
                                                                  (000)            (000)           (000)         (000)
----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net Investment Income                                    $   674,692      $   482,116      $   19,480     $   8,117
   Realized Net Gain                                          1,041,603          540,258          18,793         6,444
   Change in Unrealized Appreciation (Depreciation)           9,507,985        3,961,266         403,381        97,843
                                                            ----------------------------------------------------------
     Net Increase in Net Assets Resulting
          from Operations                                    11,224,280        4,983,640         441,654       112,404
                                                            ----------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                       (679,820)        (510,308)        (20,049)       (8,068)
   Realized Capital Gain                                       (315,842)        (103,232)        (25,678)       (5,200)
                                                            ----------------------------------------------------------
     Total Distributions                                       (995,662)        (613,540)        (45,727)      (13,268)
                                                            ----------------------------------------------------------
NET EQUALIZATION CREDITS--Note A                                     --           36,930              --            --
                                                            ----------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
   Issued                                                    15,607,963       12,313,689       1,584,042       534,984
   Issued in Lieu of Cash Distributions                         918,542          561,779          42,674        12,443
   Redeemed                                                  (7,729,352)      (4,322,481)       (444,214)     (130,661)
                                                            ----------------------------------------------------------
     Net Increase from Capital Share Transactions             8,797,153        8,552,987       1,182,502       416,766
----------------------------------------------------------------------------------------------------------------------
   Total Increase                                            19,025,771       12,960,017       1,578,429       515,902
----------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Year                                         30,331,852       17,371,835         786,904       271,002
                                                            ----------------------------------------------------------
   End of Year                                              $49,357,623      $30,331,852      $2,365,333     $ 786,904
======================================================================================================================

(1)Shares Issued (Redeemed)
   Issued                                                       193,975          197,182          77,631        34,801
   Issued in Lieu of Cash Distributions                          10,883            8,437           1,992           772
   Redeemed                                                     (95,387)         (68,675)        (21,190)       (8,427)
                                                            ----------------------------------------------------------
     Net Increase in Shares Outstanding                         109,471          136,944          58,433        27,146
======================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         VALUE                               EXTENDED MARKET
                                                                       PORTFOLIO                                PORTFOLIO
                                                         ----------------------------------        --------------------------------
                                                                                       YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------------------
                                                                   1997               1996                 1997                1996
                                                                  (000)              (000)                (000)               (000)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net Investment Income                                     $   28,968         $   19,198           $   33,818          $   25,868
   Realized Net Gain                                             70,507             46,863              194,324             135,342
   Change in Unrealized Appreciation (Depreciation)             258,841             88,860              379,945             133,530
                                                         --------------------------------------------------------------------------
     Net Increase in Net Assets Resulting
          from Operations                                       358,316            154,921              608,087             294,740
                                                         --------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income
     Investor Shares                                            (28,623)           (19,729)             (30,699)            (25,620)
     Institutional Shares                                            --                 --               (3,960)                 --
   Realized Capital Gain
     Investor Shares                                            (57,217)           (28,488)            (162,387)           (127,262)
     Institutional Shares                                            --                 --              (16,436)                 --
                                                         --------------------------------------------------------------------------
          Total Distributions                                   (85,840)           (48,217)            (213,482)           (152,882)
                                                         --------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES(1)
   Issued                                                       699,054            537,032              760,022             690,749
   Issued in Lieu of Cash Distributions                          79,396             44,164              178,435             139,754
   Redeemed                                                    (271,112)          (168,500)            (709,687)           (396,736)
                                                         --------------------------------------------------------------------------
     Net Increase--Investor Shares                              507,338            412,696              228,770             433,767
                                                         --------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES(2)
   Issued                                                            --                 --              414,169                  --
   Issued in Lieu of Cash Distributions                              --                 --               16,714                  --
   Redeemed                                                          --                 --              (15,617)                 --
                                                         --------------------------------------------------------------------------
     Net Increase--Institutional Shares                              --                 --              415,266                  --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Increase                                               779,814            519,400            1,038,641             575,625
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Year                                          1,015,727            496,327            2,098,838           1,523,213
                                                         --------------------------------------------------------------------------
   End of Year                                               $1,795,541         $1,015,727           $3,137,479          $2,098,838
===================================================================================================================================

(1)Shares Issued (Redeemed)--Investor Shares
   Issued                                                        36,479             34,020               26,118              26,677
   Issued in Lieu of Cash Distributions                           4,104              2,679                6,168               5,423
   Redeemed                                                     (14,119)           (10,585)             (23,876)            (15,254)
                                                         --------------------------------------------------------------------------
     Net Increase in Shares Outstanding                          26,464             26,114                8,410              16,846
===================================================================================================================================

(2)Shares Issued (Redeemed)--Institutional Shares
   Issued                                                            --                 --               13,413                  --
   Issued in Lieu of Cash Distributions                              --                 --                  563                  --
   Redeemed                                                          --                 --                 (494)                 --
                                                         --------------------------------------------------------------------------
     Net Increase in Shares Outstanding                              --                 --               13,482                  --
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
                                                                  SMALL CAPITALIZATION                        TOTAL STOCK
                                                                    STOCK PORTFOLIO                         MARKET PORTFOLIO
                                                         -----------------------------------        -------------------------------
                                                                                       YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------------------
                                                                   1997               1996                 1997                1996
                                                                  (000)              (000)                (000)               (000)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net Investment Income                                     $   30,776         $   20,555          $    82,476          $   47,501
   Realized Net Gain                                            135,764            108,296               77,515              27,380
   Change in Unrealized Appreciation (Depreciation)             300,788             83,327            1,115,640             412,119
                                                         --------------------------------------------------------------------------
     Net Increase in Net Assets Resulting
          from Operations                                       467,328            212,178            1,275,631             487,000
                                                         --------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income
     Investor Shares                                            (29,087)           (21,098)             (69,922)            (47,409)
     Institutional Shares                                        (1,576)                --              (13,602)                 --
   Realized Capital Gain
     Investor Shares                                           (117,255)          (109,741)             (58,866)            (19,087)
     Institutional Shares                                        (5,745)                --              (15,029)                 --
                                                         --------------------------------------------------------------------------
          Total Distributions                                  (153,663)          (130,839)            (157,419)            (66,496)
                                                         --------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES(1)
   Issued                                                     1,116,438            751,887            2,180,759           1,778,726
   Issued in Lieu of Cash Distributions                         134,803            121,326              119,225              61,058
   Redeemed                                                    (624,747)          (212,431)          (1,825,752)           (300,321)
                                                         --------------------------------------------------------------------------
     Net Increase--Investor Shares                              626,494            660,782              474,232           1,539,463
                                                         --------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES(2)
   Issued                                                       153,934                 --            1,491,188                  --
   Issued in Lieu of Cash Distributions                           6,664                 --               27,855                  --
   Redeemed                                                     (24,817)                --              (45,886)                 --
                                                         --------------------------------------------------------------------------
     Net Increase--Institutional Shares                         135,781                 --            1,473,157                  --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Increase                                             1,075,940            742,121            3,065,601           1,959,967
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Year                                          1,713,354            971,233            3,530,856           1,570,889
                                                         --------------------------------------------------------------------------
   End of Year                                               $2,789,294         $1,713,354          $ 6,596,457          $3,530,856
===================================================================================================================================

(1)Shares Issued (Redeemed)--Investor Shares
   Issued                                                        48,530             37,170              104,873             109,053
   Issued in Lieu of Cash Distributions                           5,919              6,100                5,629               3,572
   Redeemed                                                     (27,476)           (10,771)             (84,266)            (18,391)
                                                         --------------------------------------------------------------------------
     Net Increase in Shares Outstanding                          26,973             32,499               26,236              94,234
===================================================================================================================================

(2)Shares Issued (Redeemed)--Institutional Shares
   Issued                                                         6,462                 --               67,190                  --
   Issued in Lieu of Cash Distributions                             291                 --                1,268                  --
   Redeemed                                                        (991)                --               (2,045)                 --
                                                         --------------------------------------------------------------------------
     Net Increase in Shares Outstanding                           5,762                 --               66,413                  --
===================================================================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each Portfolio's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the Portfolio's net income and total returns from year to year; the relative contributions of net income and capital gains to the Portfolio's total return; how much it costs to operate the Portfolio; and the extent to which the Portfolio tends to distribute capital gains.

         The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the Portfolio for one year. Finally, the table lists the Portfolio's Average Commission Rate Paid, a disclosure required by the Securities and Exchange Commission beginning in 1996. This rate is calculated by dividing total commissions paid on portfolio securities by the total number of shares purchased and sold on which commissions were charged.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            500 PORTFOLIO
                                                                                       YEAR ENDED DECEMBER 31,
                                                                -------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR                       1997          1996            1995          1994            1993
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                               $69.17        $57.60          $42.97        $43.83          $40.97
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
     Net Investment Income                                          1.31         1.28           1.22            1.18           1.13
     Net Realized and Unrealized Gain (Loss) on Investments        21.50        11.82          14.76            (.67)          2.89
                                                                -------------------------------------------------------------------
          Total from Investment Operations                         22.81        13.10          15.98             .51           4.02
                                                                -------------------------------------------------------------------
DISTRIBUTIONS
     Dividends from Net Investment Income                          (1.32)       (1.28)         (1.22)          (1.17)         (1.13)
     Distributions from Realized Capital Gains                      (.59)        (.25)          (.13)           (.20)          (.03)
                                                                -------------------------------------------------------------------
          Total Distributions                                      (1.91)       (1.53)         (1.35)          (1.37)         (1.16)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                      $90.07       $69.17         $57.60          $42.97         $43.83
===================================================================================================================================

TOTAL RETURN*                                                     33.19%       22.88%         37.45%           1.18%          9.89%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
     Net Assets, End of Year (Millions)                          $49,358      $30,332        $17,372          $9,356         $8,273
     Ratio of Total Expenses to Average Net Assets                 0.19%        0.20%          0.20%           0.19%          0.19%
     Ratio of Net Investment Income to Average Net Assets          1.66%        2.04%          2.38%           2.72%          2.65%
     Portfolio Turnover Rate**                                        5%           5%             4%              6%             6%
     Average Commission Rate Paid                                 $.0181       $.0166            N/A             N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------

* Total return figures do not reflect the annual account maintenance fee of $10. **Portfolio turnover rates excluding in-kind redemptions were 3%, 2%, 2%, 4%, and 2%, respectively.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           GROWTH PORTFOLIO
                                                                                       YEAR ENDED DECEMBER 31,
                                                                -------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR                       1997          1996            1995          1994            1993
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                $16.90       $13.97         $10.28          $10.20         $10.26
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
     Net Investment Income                                           .23          .22            .21             .21            .21
     Net Realized and Unrealized Gain (Loss) on Investments         5.88         3.07           3.68             .08           (.06)
                                                                -------------------------------------------------------------------
          Total from Investment Operations                          6.11         3.29           3.89             .29            .15
                                                                -------------------------------------------------------------------
DISTRIBUTIONS
     Dividends from Net Investment Income                           (.23)        (.22)          (.20)           (.21)          (.21)
     Distributions from Realized Capital Gains                      (.25)        (.14)            --              --             --
                                                                -------------------------------------------------------------------
          Total Distributions                                       (.48)        (.36)          (.20)           (.21)          (.21)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                      $22.53       $16.90         $13.97          $10.28         $10.20
===================================================================================================================================

TOTAL RETURN*                                                     36.34%       23.74%         38.06%           2.89%          1.53%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
     Net Assets, End of Year (Millions)                           $2,365         $787           $271             $86            $51
     Ratio of Total Expenses to Average Net Assets                 0.20%        0.20%          0.20%           0.20%          0.20%
     Ratio of Net Investment Income to Average Net Assets          1.19%        1.57%          1.71%           2.08%          2.10%
     Portfolio Turnover Rate                                         26%          29%            24%             28%            36%
     Average Commission Rate Paid                                 $.0134       $.0183            N/A             N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------

*Total return figures do not reflect the annual account maintenance fee of $10.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           VALUE PORTFOLIO
                                                                                       YEAR ENDED DECEMBER 31,
                                                                -------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR                       1997          1996            1995          1994            1993
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                $17.02       $14.79         $11.12          $11.74         $10.30
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
     Net Investment Income                                           .38          .37            .41             .38            .38
     Net Realized and Unrealized Gain (Loss) on Investments         4.57         2.81           3.66            (.46)          1.50
                                                                -------------------------------------------------------------------
          Total from Investment Operations                          4.95         3.18           4.07            (.08)          1.88
                                                                -------------------------------------------------------------------
DISTRIBUTIONS
     Dividends from Net Investment Income                           (.37)        (.38)          (.40)           (.38)          (.38)
     Distributions from Realized Capital Gains                      (.75)        (.57)            --            (.16)          (.06)
                                                                -------------------------------------------------------------------
          Total Distributions                                      (1.12)        (.95)          (.40)           (.54)          (.44)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                      $20.85       $17.02         $14.79          $11.12         $11.74
===================================================================================================================================

TOTAL RETURN*                                                     29.77%       21.86%         36.94%          -0.73%         18.35%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
     Net Assets, End of Year (Millions)                           $1,796       $1,016           $496            $297           $190
     Ratio of Total Expenses to Average Net Assets                 0.20%        0.20%          0.20%           0.20%          0.20%
     Ratio of Net Investment Income to Average Net Assets          2.05%        2.54%          3.06%           3.37%          3.26%
     Portfolio Turnover Rate                                         25%          29%            27%             32%            30%
     Average Commission Rate Paid                                 $.0149       $.0188            N/A             N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------

*Total return figures do not reflect the annual account maintenance fee of $10.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              EXTENDED MARKET PORTFOLIO-INVESTOR SHARES
                                                                                       YEAR ENDED DECEMBER 31,
                                                                -------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR                        1997         1996           1995            199            1993
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                $26.20       $24.07         $18.52          $19.43         $17.35
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
     Net Investment Income                                          .351          .34            .30             .28            .23
     Net Realized and Unrealized Gain (Loss) on Investments        6.479         3.85           5.95            (.62)          2.28
                                                                -------------------------------------------------------------------
          Total from Investment Operations                         6.830         4.19           6.25            (.34)          2.51
                                                                -------------------------------------------------------------------
DISTRIBUTIONS
     Dividends from Net Investment Income                          (.360)        (.34)          (.30)           (.28)          (.23)
     Distributions from Realized Capital Gains                    (1.910)       (1.72)          (.40)           (.29)          (.20)
                                                                -------------------------------------------------------------------
          Total Distributions                                     (2.270)       (2.06)          (.70)           (.57)          (.43)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                      $30.76       $26.20         $24.07          $18.52         $19.43
===================================================================================================================================

TOTAL RETURN*                                                     26.73%       17.65%         33.80%          -1.76%         14.49%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
     Net Assets, End of Year (Millions)                           $2,723       $2,099         $1,523            $967           $928
     Ratio of Total Expenses to Average Net Assets                 0.23%        0.25%          0.25%           0.20%          0.20%
     Ratio of Net Investment Income to Average Net Assets          1.30%        1.42%          1.51%           1.51%          1.48%
     Portfolio Turnover Rate                                       15%**          22%            15%             19%            13%
     Average Commission Rate Paid                                 $.0228       $.0235            N/A             N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------

* Total return figures do not reflect transaction fees on purchases (0.25% from November 3, 1997, through December 31, 1997; 0.5% in 1995 through October 31, 1997; 1.0% in 1993 through 1994) or the annual account maintenance fee of $10.

**Portfolio turnover rate excluding in-kind redemptions was 14%.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     EXTENDED MARKET PORTFOLIO-INSTITUTIONAL SHARES
                                                                                                                         JUL. 7* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                                                         DEC. 31, 1997
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                         $29.28
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
     Net Investment Income                                                                                                     .200
     Net Realized and Unrealized Gain (Loss) on Investments                                                                   3.191
                                                                                                                        -----------
          Total from Investment Operations                                                                                    3.391
                                                                                                                        -----------
DISTRIBUTIONS
     Dividends from Net Investment Income                                                                                     (.371)
     Distributions from Realized Capital Gains                                                                               (1.540)
                                                                                                                        -----------
          Total Distributions                                                                                                (1.911)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                               $30.76
===================================================================================================================================

TOTAL RETURN**                                                                                                               11.82%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
     Net Assets, End of Period (Millions)                                                                                      $415
     Ratio of Total Expenses to Average Net Assets                                                                           0.10%+
     Ratio of Net Investment Income to Average Net Assets                                                                    1.43%+
     Portfolio Turnover Rate                                                                                                  15%++
     Average Commission Rate Paid                                                                                            $.0228
-----------------------------------------------------------------------------------------------------------------------------------

* Inception.

**Total return does not reflect transaction fees on purchases (0.25% from November 3, 1997, through December 31, 1997; 0.5% from inception through October 31, 1997).

+ Annualized.

++Portfolio turnover rate excluding in-kind redemptions was 14%.

------------------------------------------------------------------------------------------------------------------------------
                                                                  SMALL CAPITALIZATION STOCK PORTFOLIO-INVESTOR SHARES
                                                    YEAR ENDED DECEMBER 31,
                                                 ------------------------------   FEB. 1* TO   OCT. 1, 1993 TO      YEAR ENDED
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      1997       1996      1995  DEC. 31, 1994     JAN. 31, 1994   SEP. 30, 1993
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $20.23     $18.61    $14.99         $16.24            $16.23          $12.63
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
     Net Investment Income                          .277        .26       .24            .20               .05             .20
     Net Realized and Unrealized Gain (Loss)
          on Investments                           4.632       3.07      4.06           (.86)              .96            3.73
                                                 ------------------------------------------------------------------------------
          Total from Investment Operations         4.909       3.33      4.30           (.66)             1.01            3.93
                                                 ------------------------------------------------------------------------------
DISTRIBUTIONS
     Dividends from Net Investment Income          (.274)      (.27)     (.23)          (.22)             (.18)           (.18)
     Distributions from Realized Capital Gains    (1.115)     (1.44)     (.45)          (.37)             (.82)           (.15)
                                                 ------------------------------------------------------------------------------
          Total Distributions                     (1.389)     (1.71)     (.68)          (.59)            (1.00)           (.33)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $23.75     $20.23    $18.61         $14.99            $16.24          $16.23
==============================================================================================================================

TOTAL RETURN**                                    24.59%     18.12%    28.74%         -4.00%             6.65%          31.60%
==============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
     Net Assets, End of Period (Millions)         $2,652     $1,713      $971           $605              $533            $432
     Ratio of Total Expenses to
          Average Net Assets                       0.23%      0.25%     0.25%         0.17%+            0.18%+           0.18%
     Ratio of Net Investment Income to
          Average Net Assets                       1.38%      1.51%     1.58%         1.50%+            1.16%+           1.47%
     Portfolio Turnover Rate                         29%        28%       28%            25%                5%             26%
     Average Commission Rate Paid                 $.0226     $.0245       N/A            N/A               N/A             N/A
------------------------------------------------------------------------------------------------------------------------------

* Date of reorganization of Vanguard Small Capitalization Stock Fund into Vanguard Index Trust-Small Capitalization Stock Portfolio.

**Total return figures do not reflect transaction fees on purchases (0.5% in 1997, 1.0% in 1993 through 1996) or the annual account maintenance fee of $10.

+ Annualized.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                          SMALL CAPITALIZATION STOCK PORTFOLIO-INSTITUTIONAL SHARES
                                                                                                                         JUL. 7* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                                                         DEC. 31, 1997
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                         $22.56
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
     Net Investment Income                                                                                                     .158
     Net Realized and Unrealized Gain (Loss) on Investments                                                                   2.370
                                                                                                                        -----------
          Total from Investment Operations                                                                                    2.528
                                                                                                                        -----------
DISTRIBUTIONS
     Dividends from Net Investment Income                                                                                     (.288)
     Distributions from Realized Capital Gains                                                                               (1.050)
                                                                                                                        -----------
          Total Distributions                                                                                                (1.338)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                               $23.75
===================================================================================================================================

TOTAL RETURN**                                                                                                               11.42%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
     Net Assets, End of Period (Millions)                                                                                      $137
     Ratio of Total Expenses to Average Net Assets                                                                           0.12%+
     Ratio of Net Investment Income to Average Net Assets                                                                    1.52%+
     Portfolio Turnover Rate                                                                                                    29%
     Average Commission Rate Paid                                                                                            $.0226
-----------------------------------------------------------------------------------------------------------------------------------

*Inception.

**Total return does not reflect the 0.5% transaction fee on purchases.

+Annualized.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             TOTAL STOCK MARKET PORTFOLIO-INVESTOR SHARES
                                                                                       YEAR ENDED DECEMBER 31,
                                                                -------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR                        1997         1996           1995            1994           1993
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                $17.77       $15.04         $11.37          $11.69         $10.84
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
     Net Investment Income                                          .319          .29            .29             .27            .26
     Net Realized and Unrealized Gain (Loss) on Investments        5.143         2.84           3.75            (.29)           .88
                                                                -------------------------------------------------------------------
          Total from Investment Operations                         5.462         3.13           4.04            (.02)          1.14
                                                                -------------------------------------------------------------------
DISTRIBUTIONS
     Dividends from Net Investment Income                          (.322)        (.29)          (.28)           (.27)          (.26)
     Distributions from Realized Capital Gains                     (.270)        (.11)          (.09)           (.03)          (.03)
                                                                -------------------------------------------------------------------
          Total Distributions                                      (.592)        (.40)          (.37)           (.30)          (.29)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                      $22.64       $17.77         $15.04          $11.37         $11.69
===================================================================================================================================

TOTAL RETURN*                                                     30.99%       20.96%         35.79%          -0.17%         10.62%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
     Net Assets, End of Year (Millions)                           $5,092       $3,531         $1,571            $786           $512
     Ratio of Total Expenses to Average Net Assets                 0.20%        0.22%          0.25%           0.20%          0.20%
     Ratio of Net Investment Income to Average Net Assets          1.65%        1.86%          2.14%           2.35%          2.31%
     Portfolio Turnover Rate                                          2%           3%             3%              2%             1%
     Average Commission Rate Paid                                 $.0177       $.0216            N/A             N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------

*Total return figures do not reflect the 0.25% transaction fee on purchases through 1995 or the annual account maintenance fee of $10.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL STOCK MARKET PORTFOLIO-INSTITUTIONAL SHARES
                                                                                                                         JUL. 7* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                                                         DEC. 31, 1997
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                         $21.27
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
     Net Investment Income                                                                                                     .172
     Net Realized and Unrealized Gain (Loss) on Investments                                                                   1.642
                                                                                                                        -----------
          Total from Investment Operations                                                                                    1.814
                                                                                                                        -----------
DISTRIBUTIONS
     Dividends from Net Investment Income                                                                                     (.214)
     Distributions from Realized Capital Gains                                                                                (.230)
                                                                                                                        -----------
          Total Distributions                                                                                                 (.444)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                               $22.64
===================================================================================================================================

TOTAL RETURN                                                                                                                  8.60%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
     Net Assets, End of Period (Millions)                                                                                    $1,504
     Ratio of Total Expenses to Average Net Assets                                                                          0.10%**
     Ratio of Net Investment Income to Average Net Assets                                                                   1.70%**
     Portfolio Turnover Rate                                                                                                     2%
     Average Commission Rate Paid                                                                                            $.0177
-----------------------------------------------------------------------------------------------------------------------------------

* Inception.

**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Index Trust is registered under the Investment Company Act of 1940 as a diversified open-end investment company, or mutual fund, and comprises the 500, Growth, Value, Extended Market, Small Capitalization Stock, and Total Stock Market Portfolios.

A. The following significant accounting policies conform to generally accepted accounting principles for mutual funds. The Trust consistently follows such policies in preparing its financial statements.

         1. SECURITY VALUATION: Securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

         2. FEDERAL INCOME TAXES: Each Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

         3. EQUALIZATION: Prior to January 1997, the 500 Portfolio followed the accounting practice known as "equalization," under which a portion of the price of capital shares issued and redeemed, equivalent to undistributed net investment income per share on the date of the transaction, was credited or charged to undistributed net investment income. As a result, undistributed income per share was unaffected by capital share transactions. As of January 1, 1997, the Portfolio has discontinued equalization accounting and has reclassified accumulated net equalization credits of $100,559,000 from undistributed net investment income to paid in capital. This reclassification has no effect on the Portfolio's net assets, results of operations, or net asset value per share.

         4. REPURCHASE AGREEMENTS: The Trust, along with other members of The Vanguard Group, transfers uninvested cash balances to a Pooled Cash Account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

         5. FUTURES CONTRACTS: The Trust uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. A Portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A Portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

         Futures contracts based upon the following indexes are used: S&P 500 Index (500 and Total Stock Market Portfolios), New York Stock Exchange Composite Index (Extended Market Portfolio), S&P Midcap 400 Index (Extended Market, Small Capitalization Stock, and Total Stock Market Portfolios), S&P/BARRA Growth Index (Growth Portfolio), S&P/BARRA Value Index (Value Portfolio), and Russell 2000 Index (Extended Market, Small Capitalization Stock, and Total Stock Market Portfolios).

         Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

         6. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

         7. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Transaction fees assessed on purchases of capital shares are credited to paid in capital.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the Trust under methods approved by the Board of Trustees. At December 31, 1997, the Trust had contributed capital aggregating $4,283,000 to Vanguard (included in Other Assets), representing 21.4% of Vanguard's capitalization. The Trust's Trustees and officers are also Directors and officers of Vanguard.

C. Effective July 7, 1997, the Extended Market, Small Capitalization Stock, and Total Stock Market Portfolios each offer two classes of shares, Investor Shares and Institutional Shares. Institutional Shares are designed primarily for institutional investors that meet certain administrative and servicing criteria and have a minimum investment of $10 million. Investor Shares are offered to all other investors. Both classes of shares have equal rights to assets and earnings, except that each class bears certain class-specific expenses related to its shareholder activity. Class-specific expenses for the period ended December 31, 1997, represented the following percentages of average net assets:

         ----------------------------------------------------------------------------------------
         PORTFOLIO                                 INVESTOR SHARES           INSTITUTIONAL SHARES
         ----------------------------------------------------------------------------------------
         Extended Market                                    0.14%                    0.01%*
         Small Capitalization Stock                         0.12%                    0.01%*
         Total Stock Market                                 0.11%                    0.01%*
         ----------------------------------------------------------------------------------------

         *Annualized.

         Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

D. During the year ended December 31, 1997, purchases and sales of investment securities other than temporary cash investments were:

         ----------------------------------------------------------------------------------------
                                                                   (000)
                                                -------------------------------------------------
         PORTFOLIO                                 PURCHASES                        SALES
         ----------------------------------------------------------------------------------------
         500                                     $10,104,118                     $2,056,103
         Growth                                    1,560,322                        416,533
         Value                                       808,605                        357,063
         Extended Market                             810,340                        361,471
         Small Capitalization Stock                1,220,966                        613,397
         Total Stock Market                        1,825,432                         93,544
         ----------------------------------------------------------------------------------------

         During the year ended December 31, 1997, the 500 and Extended Market Portfolios realized $648,286,000 and $10,773,000, respectively, of net capital gains resulting from in-kind redemptions--in which shareholders exchanged Portfolio shares for securities held by the Portfolios rather than for cash. Because such gains are not taxable to the Portfolios, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid in capital.

         The 500 Portfolio realized gains of $76,693,000 on securities held for less than one year, which are treated as ordinary income for tax purposes and have been included in income dividends to shareholders; accordingly, such gains have been reclassified from accumulated net realized gains to undistributed net investment income.

         For federal tax purposes, capital gains required to be distributed in December 1997 included net gains realized through October 31, 1997. Subsequently, the Growth Portfolio realized capital losses of $8,511,000, which are available to offset future net capital gains.

E. At December 31, 1997, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was:

         ----------------------------------------------------------------------------------------------
                                                                          (000)
                                               --------------------------------------------------------
                                                 APPRECIATED          DEPRECIATED       NET UNREALIZED
         PORTFOLIO                               SECURITIES            SECURITIES        APPRECIATION
         ----------------------------------------------------------------------------------------------
         500                                     $18,420,084            $(456,543)        $17,963,541
         Growth                                      560,482              (13,123)            547,359
         Value                                       459,554              (24,690)            434,864
         Extended Market                           1,108,553             (193,778)            914,775
         Small Capitalization Stock                  717,787             (150,592)            567,195
         Total Stock Market                        2,015,549             (155,800)          1,859,749
         ----------------------------------------------------------------------------------------------

         At December 31, 1997, the aggregate settlement value of open futures contracts expiring in March 1998 and the related unrealized appreciation (depreciation) were:

         ----------------------------------------------------------------------------------------------
                                                                                   (000)
                                                                    -----------------------------------
                                                                       AGGREGATE            UNREALIZED
                                                      NUMBER OF        SETTLEMENT          APPRECIATION
         PORTFOLIO/FUTURES CONTRACTS               LONG CONTRACTS        VALUE            (DEPRECIATION)
         ----------------------------------------------------------------------------------------------
         500/
          S&P 500                                      2,412             $590,397               $(120)
         Growth/
          S&P/BARRA Growth Index                         104               13,039                 (39)
         Value/
          S&P/BARRA Value Index                           52                6,435                 (14)
         Extended Market/
          New York Stock Exchange
            Composite Index                              224               57,719                 500
          S&P Midcap 400 Index                            68               11,395                 281
          Russell 2000 Index                             107               23,612                (202)
         Small Capitalization Stock/
          S&P Midcap 400 Index                            60               10,055                 248
          Russell 2000 Index                             325               71,719                 393
         Total Stock Market/
          S&P 500 Index                                1,006              246,244                (413)
          S&P Midcap 400 Index                           400               67,030                 827
          Russell 2000 Index                             106               23,392                 586
         ----------------------------------------------------------------------------------------------

F. The market value of securities on loan to brokers/dealers at December 31, 1997, and collateral received with respect to such loans were:

         ----------------------------------------------------------------------------------------------
                                                                                     (000)
                                                                     ----------------------------------
                                                                       MARKET VALUE           CASH
                                                                        OF LOANED          COLLATERAL
         PORTFOLIO                                                      SECURITIES          RECEIVED
         ----------------------------------------------------------------------------------------------
         500                                                            $  46,415           $  48,183
         Extended Market                                                  118,785             131,836
         Small Capitalization Stock                                       134,381             140,228
         Total Stock Market                                                60,656              69,205
         ----------------------------------------------------------------------------------------------

         Cash collateral received is invested in repurchase agreements.

REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and
Board of Trustees of
Vanguard Index Trust

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of 500 Portfolio (a separate portfolio of Vanguard Index Trust, hereafter referred to as the "Trust") at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been settled, provide a reasonable basis for the opinion expressed above.

         We have also audited the financial statements of the other portfolios included in the Trust at December 31, 1997, and we have issued our report thereon. An insert to this Annual Report containing our report on the financial statements of the other portfolios is available from the Trust.

PRICE WATERHOUSE LLP

Thirty South Seventeenth Street
Philadelphia, Pennsylvania 19103

February 6, 1998

SPECIAL 1997 TAX INFORMATION (UNAUDITED) FOR VANGUARD INDEX TRUST

This information for the fiscal year ended December 31, 1997, is included pursuant to provisions of the Internal Revenue Code.

         The table below shows the amounts designated as capital gain dividends (from net long-term capital gains) and, of the total capital gain dividends, the portion designated as a 20% rate gain distribution:


         ------------------------------------------------------------------------------------------------------------------
                                                                             CAPITAL GAIN DIVIDENDS
                                                                                     (000)
                                                 --------------------------------------------------------------------------
                                                   DISTRIBUTED       TO BE DISTRIBUTED                       20% RATE GAIN
         PORTFOLIO                                DECEMBER 1997         MARCH 1998            TOTAL           DISTRIBUTION
         ------------------------------------------------------------------------------------------------------------------
         500                                        $218,577              $37,041            $255,618            $191,127
         Growth                                       16,358                   --              16,358              14,505
         Value                                        21,927               18,875              40,802              36,652
         Extended Market                             126,109               31,326             157,435             123,367
         Small Capitalization Stock                  109,398               12,947             122,345             114,571
         Total Stock Market                           42,692                8,870              51,562              40,974
         ------------------------------------------------------------------------------------------------------------------

         For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

         ------------------------------------------------------------------------
         500 Portfolio                                                       84.0%
         Growth Portfolio                                                    74.8
         Value Portfolio                                                     50.8
         Extended Market Portfolio                                           50.3
         Small Capitalization Stock Portfolio                                62.9
         Total Stock Market Portfolio                                        68.3
         ------------------------------------------------------------------------

[PHOTO]

TRUSTEES AND OFFICERS

JOHN C. BOGLE
Chairman of the Board and Director of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

JOHN J. BRENNAN
President, Chief Executive Officer, and Director of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

ROBERT E. CAWTHORN
Chairman Emeritus and Director of Rhone-Poulenc Rorer, Inc.; Managing Director of Global Health Care Partners/DLJ Merchant Banking Partners; Director of Sun Company, Inc., and Westinghouse Electric Corp.

BARBARA BARNES HAUPTFUHRER
Director of The Great Atlantic and Pacific Tea Co., IKON Office Solutions, Inc., Raytheon Co., Knight-Ridder, Inc., Massachusetts Mutual Life Insurance Co., and Ladies Professional Golf Association; Trustee Emerita of Wellesley College.

BRUCE K. MACLAURY
President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Amdahl Corp., Baker Fentress & Co., The Jeffrey Co., and Southern New England Telecommunications Co.

ALFRED M. RANKIN, JR.
Chairman, President, and Chief Executive Officer of NACCO Industries, Inc.; Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL
President and Chief Executive Officer of The Nature Conservancy; formerly, Director and Senior Partner of McKinsey & Co. and President of New York University; Director of Pacific Gas and Electric Co., Procter & Gamble Co., and NACCO Industries.

JAMES O. WELCH, JR.
Retired Chairman of Nabisco Brands, Inc.; retired Vice Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON
Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of Cummins Engine Co. and The Mead Corp.; Trustee of Vanderbilt University.


OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY
Secretary; Managing Director and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

RICHARD F. HYLAND
Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

KAREN E. WEST
Controller; Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.


OTHER VANGUARD OFFICERS

R. GREGORY BARTON
Managing Director, Legal Department.

ROBERT A. DISTEFANO
Managing Director, Information Technology.

JAMES H. GATELY
Managing Director, Individual Investor Group.

KATHLEEN C. GUBANICH
Managing Director, Human Resources.

IAN A. MACKINNON
Managing Director, Fixed Income Group.

F. WILLIAM MCNABB, III
Managing Director, Institutional Investor Group.

MICHAEL S. MILLER
Managing Director, Planning and Development.

RALPH K. PACKARD
Managing Director and Chief Financial Officer.

GEORGE U. SAUTER
Managing Director, Core Management Group.


 "Standard & Poor's 500," "S&P 500(R)," "Standard & Poor's(R)," "S&P(R)," and
    "500" are trademarks of The McGraw-Hill Companies, Inc. Frank Russell
          Company is the owner of trademarks and copyrights relating to the Russell Indexes. "Wilshire 4500" and "Wilshire 5000"
                    are trademarks of Wilshire Associates.

VANGUARD FAMILY OF FUNDS

STOCK FUNDS
Convertible Securities Fund
Equity Income Fund
Explorer Fund
Growth and Income Portfolio
Horizon Fund
         Aggressive Growth Portfolio
         Capital Opportunity Portfolio
         Global Equity Portfolio
Index Trust
         500 Portfolio
         Extended Market Portfolio
         Growth Portfolio
         Small Capitalization Stock Portfolio
         Total Stock Market Portfolio
         Value Portfolio
Institutional Index Fund
International Equity Index Fund
         Emerging Markets Portfolio
         European Portfolio
         Pacific Portfolio
International Growth Portfolio
International Value Portfolio
Morgan Growth Fund
PRIMECAP Fund
Selected Value Portfolio
Specialized Portfolios
         Energy Portfolio
         Gold & Precious Metals Portfolio
         Health Care Portfolio
         REIT Index Portfolio
         Utilities Income Portfolio
Tax-Managed Fund
         Capital Appreciation Portfolio
         Growth and Income Portfolio
Total International Portfolio
Trustees' Equity Fund
         U.S. Portfolio
U.S. Growth Portfolio
Windsor Fund
Windsor II

BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
Horizon Fund
         Global Asset Allocation Portfolio
LifeStrategy Portfolios
         Conservative Growth Portfolio
         Growth Portfolio
         Income Portfolio
         Moderate Growth Portfolio
STAR Portfolio
Tax-Managed Fund
         Balanced Portfolio
Wellesley Income Fund
Wellington Fund

BOND FUNDS
Admiral Funds
         Intermediate-Term U.S. Treasury Portfolio
         Long-Term U.S. Treasury Portfolio
         Short-Term U.S. Treasury Portfolio
Bond Index Fund
         Intermediate-Term Bond Portfolio
         Long-Term Bond Portfolio
         Short-Term Bond Portfolio
         Total Bond Market Portfolio
Fixed Income Securities Fund
         GNMA Portfolio
         High Yield Corporate Portfolio
         Intermediate-Term Corporate Portfolio
         Intermediate-Term U.S. Treasury Portfolio
         Long-Term Corporate Portfolio
         Long-Term U.S. Treasury Portfolio
         Short-Term Corporate Portfolio
         Short-Term Federal Portfolio
         Short-Term U.S. Treasury Portfolio
Municipal Bond Fund
         High-Yield Portfolio
         Insured Long-Term Portfolio
         Intermediate-Term Portfolio
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         Long-Term Portfolio
         Short-Term Portfolio
Preferred Stock Fund
State Tax-Free Funds
         (CA, FL, NJ, NY, OH, PA)

MONEY MARKET FUNDS
Admiral Funds
         U.S. Treasury Money Market Portfolio
Money Market Reserves
         Federal Portfolio
         Prime Portfolio
Municipal Bond Fund
         Money Market Portfolio
Treasury Money Market Portfolio
State Tax-Free Funds
         (CA, NJ, NY, OH, PA)


Q400-12/1997
(C) 1998 Vanguard Marketing
     Corporation, Distributor


[THE VANGUARD GROUP LOGO]

Post Office Box 2600
Valley Forge, Pennsylvania 19482


FUND INFORMATION
1-800-662-7447

INDIVIDUAL ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

www.vanguard.com
online@vanguard.com

All Vanguard funds are offered by prospectus only. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before you invest or send money. Prospectuses can be obtained directly from The Vanguard Group.

VANGUARD INDEX TRUST
FINANCIAL STATEMENTS
December 31, 1997

The Statement of Net Assets should be read in conjunction with the accompanying Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements. The Statement of Net Assets for the 500 Portfolio begins on page 24 of the accompanying Report.


STATEMENT OF NET ASSETS

This Statement provides a detailed list of each Portfolio's holdings, including each security's market value on the last day of the reporting period. The 500, Growth, and Value Portfolios' S&P 500 Index common stocks are listed in descending market value order; the Extended Market, Small Capitalization Stock, and Total Stock Market Portfolios' common stocks are listed alphabetically. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the Portfolio's Net Assets. Finally, Net Assets are divided by the outstanding shares of the Portfolio to arrive at its share price, or Net Asset Value (NAV) Per Share.

    At the end of the Statement of Net Assets of each Portfolio, you will find a table displaying the composition of the Portfolio's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the Portfolio had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the Portfolio's investments and their cost, and reflects the gains (losses) that would be realized if the Portfolio were to sell all of its investments at their statement-date values.

CONTENTS
Growth Portfolio  . . . . . . . . . . .    1
Value Portfolio   . . . . . . . . . . .    4
Extended Market Portfolio   . . . . . .    8
Small Capitalization Stock Portfolio  .   28
Total Stock Market Portfolio  . . . . .   44

-----------------------------------------------------------------------
                                                                MARKET
                                                                VALUE*
GROWTH PORTFOLIO                                 SHARES          (000)
-----------------------------------------------------------------------
COMMON STOCKS
-----------------------------------------------------------------------
    General Electric Co.                      2,003,108    $   146,978
    The Coca-Cola Co.                         1,513,751        100,854
-   Microsoft Corp.                             738,562         95,459
    Merck & Co., Inc.                           733,369         77,921
    Intel Corp.                               1,001,328         70,343
    Philip Morris Cos., Inc.                  1,483,821         67,236
    Procter & Gamble Co.                        822,614         65,655
    Pfizer, Inc.                                791,558         59,021
    Bristol-Myers Squibb Co.                    608,546         57,584
    Wal-Mart Stores, Inc.                     1,379,267         54,395
    Johnson & Johnson                           823,150         54,225
    Eli Lilly & Co.                             678,974         47,274
    American International
       Group, Inc.                              428,739         46,625
    Bell Atlantic Corp.                         474,600         43,189
    E.I. du Pont de Nemours & Co.               692,620         41,601
    SBC Communications Inc.                     560,173         41,033
    Hewlett-Packard Co.                         635,700         39,731
    Fannie Mae                                  648,400         36,999
    Gillette Co.                                342,828         34,433
-   Cisco Systems, Inc.                         616,293         34,358
    PepsiCo, Inc.                               928,515         33,833
    Lucent Technologies, Inc.                   392,725         31,369
    Abbott Laboratories                         468,185         30,695
    GTE Corp.                                   586,054         30,621
    American Home Products Corp.                397,637         30,419
    The Chase Manhattan Corp.                   258,000         28,251
    Schering-Plough Corp.                       447,380         27,793
    Ameritech Corp.                             334,900         26,959
    Home Depot, Inc.                            447,700         26,358
    Compaq Computer Corp.                       463,354         26,151

-----------------------------------------------------------------------
                                                                MARKET
                                                                VALUE*
GROWTH PORTFOLIO                                 SHARES          (000)
-----------------------------------------------------------------------
    American Express Co.                        284,422    $    25,385
    Unilever NV                                 391,768         24,461
    Schlumberger Ltd.                           303,006         24,392
    Morgan Stanley, Dean Witter,
       Discover and Co.                         362,000         21,403
    Warner-Lambert Co.                          166,376         20,631
    Minnesota Mining &
       Manufacturing Co.                        250,147         20,528
    Computer Associates
       International, Inc.                      334,566         17,690
    U.S. Bancorp                                150,046         16,796
-   Dell Computer Corp.                         199,756         16,780
    Kimberly-Clark Corp.                        339,646         16,749
-   Cendant Corp.                               483,416         16,617
    Sara Lee Corp.                              293,321         16,518
    Campbell Soup Co.                           279,600         16,252
    Monsanto Co.                                362,373         15,220
    Medtronic, Inc.                             286,672         14,997
    Xerox Corp.                                 199,500         14,726
    Tyco International Ltd.                     325,644         14,674
    Northern Telecom Ltd.                       160,207         14,258
-   Oracle Corp.                                600,158         13,391
    Colgate-Palmolive Co.                       181,086         13,310
    Anheuser-Busch Cos., Inc.                   299,337         13,171
-   AirTouch Communications, Inc.               308,500         12,822
    Kellogg Co.                                 251,222         12,467
    H.J. Heinz Co.                              224,990         11,432
    Automatic Data Processing, Inc.             178,402         10,949
    Texas Instruments, Inc.                     238,900         10,751
    Gannett Co., Inc.                           173,356         10,716
    Washington Mutual, Inc.                     159,646         10,187
    CPC International, Inc.                      87,890          9,470
    ConAgra, Inc.                               288,122          9,454
    Walgreen Co.                                301,266          9,452
-   Sun Microsystems, Inc.                      229,326          9,144
    Illinois Tool Works, Inc.                   151,990          9,138
    Dayton-Hudson Corp.                         133,252          8,995
-   Amgen, Inc.                                 161,481          8,740
    The Gap, Inc.                               246,171          8,724
-   Tele-Communications, Inc.
       Class A                                  310,423          8,672
    Baxter International, Inc.                  171,142          8,632
    MBNA Corp.                                  305,386          8,341
    Halliburton Co.                             159,936          8,307
-   EMC Corp.                                   302,598          8,303
    Pitney Bowes, Inc.                           88,500          7,959
    Marsh & McLennan Cos., Inc.                 103,978          7,753
    Fifth Third Bancorp                          93,913          7,677
-   3Com Corp.                                  211,749          7,398
    General Mills, Inc.                          96,858          6,937
    Charles Schwab Corp.                        162,300          6,806
    CVS Corp.                                   105,445          6,755
-   Applied Materials, Inc.                     222,176          6,693
-   HEALTHSOUTH Corp.                           239,683          6,651
    Mattel, Inc.                                177,965          6,629
    HBO & Co.                                   128,600          6,173
    Ralston-Ralston Purina Group                 64,881          6,030
-   Tellabs, Inc.                               111,084          5,874
    Comcast Corp. Class A Special               184,749          5,831
-   Costco Cos., Inc.                           129,450          5,777
-   The Kroger Co.                              155,972          5,761
    State Street Corp.                           97,900          5,697
    Wrigley, (Wm.) Jr. Co.                       70,709          5,626
    Guidant Corp.                                90,300          5,621
-   Boston Scientific Corp.                     118,287          5,426
    Marriott International                       78,166          5,413
    Hershey Foods Corp.                          87,068          5,393
    Corning, Inc.                               140,604          5,220
    Cardinal Health, Inc.                        66,800          5,018
    The Clorox Co.                               62,870          4,971
    Avon Products, Inc.                          80,674          4,951
    Dover Corp.                                 135,476          4,894
    Sysco Corp.                                 103,965          4,737
    Tribune Co.                                  75,000          4,669
    MGIC Investment Corp.                        69,500          4,622
    Hilton Hotels Corp.                         152,148          4,526
    Cognizant Corp.                             100,077          4,460
    The Quaker Oats Co.                          84,456          4,455
    UST, Inc.                                   112,176          4,144
    Newell Co.                                   96,875          4,117
    Omnicom Group Inc.                           91,000          3,856
    Interpublic Group of Cos., Inc.              76,797          3,825
-   Parametric Technology Corp.                  77,600          3,676
    W.R. Grace & Co.                             45,200          3,636
-   US Airways Group, Inc.                       55,379          3,461
    International Flavors &
       Fragrances, Inc.                          66,724          3,436
    TJX Cos., Inc.                               99,496          3,420
    Southwest Airlines Co.                      133,200          3,280
    Equifax, Inc.                                92,100          3,264
-   Owens-Illinois, Inc.                         85,700          3,251
    The Dun & Bradstreet Corp.                  104,000          3,218
    Avery Dennison Corp.                         62,938          2,816
    Pioneer Hi-Bred International, Inc.          26,103          2,800
    The Stanley Works                            54,000          2,548
    Raychem Corp.                                53,192          2,291
    Anadarko Petroleum Corp.                     36,100          2,191
    Ecolab, Inc.                                 39,314          2,179
    Synovus Financial Corp.                      65,800          2,155
-   Ceridian Corp.                               46,463          2,129
    Perkin-Elmer Corp.                           26,425          1,878
    Freeport-McMoRan Copper &
       Gold Inc. Class B                        117,424          1,849
    Biomet, Inc.                                 67,960          1,741
-   Oryx Energy Co.                              64,238          1,638
-   NextLevel Systems, Inc.                      89,926          1,607
-   Rowan Cos., Inc.                             52,700          1,607
-   Andrew Corp.                                 55,105          1,323
    Tektronix, Inc.                              30,369          1,205
    Owens Corning                                32,559          1,111
    Autodesk, Inc.                               29,200          1,080
    Tupperware Corp.                             37,000          1,031
    Shared Medical Systems Corp.                 15,019            991
-   Reebok International Ltd.                    34,300            988
    Millipore Corp.                              26,550            901
    Comcast Corp. Class A                        27,755            885
    Aeroquip-Vickers Inc.                        16,802            824
    Jostens Inc.                                 23,800            549
    Adobe Systems, Inc.                           9,300            384
-   Armco, Inc.                                  62,531            309

-----------------------------------------------------------------------
                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
    Freeport-McMoRan Copper &                              $
      Gold, Inc. Class A                          4,000             61
-   Fresenius National Medical
       Care Pfd.                                 21,100              1
-----------------------------------------------------------------------
TOTAL COMMON STOCKS (99.3%)(1)
    (COST $1,802,708)                                        2,350,067
-----------------------------------------------------------------------

                                                   FACE
                                                 AMOUNT
                                                  (000)
-----------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.0%)
-----------------------------------------------------------------------
U.S. TREASURY BILLS
(2)4.90%, 1/8/1998                            $     500            500
(2)5.02%, 1/22/1998                                 300            299
REPURCHASE AGREEMENT
Collateralized by U.S. Government
    Obligations in a Pooled
    Cash Account
    6.54%, 1/2/1998                              21,979         21,979
-----------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
    (COST $22,778)                                              22,778
-----------------------------------------------------------------------
TOTAL INVESTMENTS (100.3%)
    (COST $1,825,486)                                        2,372,845
-----------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--NET (-0.3%)                       (7,512)
-----------------------------------------------------------------------
NET ASSETS (100%)
-----------------------------------------------------------------------
 Applicable to 104,984,485 outstanding
    shares of beneficial interest
    (unlimited authorization)                               $2,365,333
=======================================================================

NET ASSET VALUE PER SHARE                                       $22.53
=======================================================================

  *See Note A in Notes to Financial Statements.

  -Non-Income-Producing Security.

(1)The combined market value of common stocks and S&P/BARRA Growth Index futures contracts represents 99.9% of net assets.

(2)Securities with an aggregate value of $799,000 have been segregated as initial margin for open futures contracts.

-----------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------
ASSETS
 Investments in Securities, at Value                        $2,372,845
 Receivables for Investment
    Securities Sold                                            157,581
 Other Assets--Note B                                           13,169
                                                            -----------
    Total Assets                                             2,543,595
                                                            -----------
LIABILITIES
 Payables for Investment Securities
    Purchased                                                  173,998
 Other Liabilities                                               4,264
                                                            -----------
    Total Liabilities                                          178,262
-----------------------------------------------------------------------
NET ASSETS                                                  $2,365,333
=======================================================================

-----------------------------------------------------------------------

                                                 AMOUNT            PER
                                                  (000)          SHARE
-----------------------------------------------------------------------
AT DECEMBER 31, 1997, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------
Paid in Capital                              $1,827,471         $17.41
Overdistributed Net
    Investment Income                              (521)            --
Overdistributed Net
    Realized Gains--Note D                       (8,937)          (.09)
Unrealized Appreciation
    (Depreciation)--Note E
       Investment Securities                    547,359           5.21
       Futures Contracts                            (39)            --
-----------------------------------------------------------------------
NET ASSETS                                   $2,365,333         $22.53
=======================================================================

-----------------------------------------------------------------------
                                                                MARKET
                                                                VALUE*
VALUE PORTFOLIO                                  SHARES          (000)
-----------------------------------------------------------------------
COMMON STOCKS
-----------------------------------------------------------------------
    Exxon Corp.                               1,188,412   $     72,716
    Royal Dutch Petroleum
      Co. ADR                                 1,033,432         55,999
    International Business
      Machines Corp.                            468,500         48,987
    AT&T Corp.                                  782,800         47,946
    The Walt Disney Co.                         325,343         32,229
    Travelers Group Inc.                        552,709         29,777
    Ford Motor Co.                              577,239         28,104
    Citicorp                                    220,171         27,838
    Mobil Corp.                                 378,732         27,340
    BellSouth Corp.                             477,782         26,905
    Chevron Corp.                               316,480         24,369
    BankAmerica Corp.                           333,568         24,350
    The Boeing Co.                              482,555         23,615
    NationsBank Corp.                           343,130         20,866
    General Motors Corp.                        340,167         20,623
    Amoco Corp.                                 234,718         19,980
    Allstate Corp.                              206,232         18,741
    Time Warner, Inc.                           269,821         16,729
    Motorola, Inc.                              286,912         16,372
    McDonald's Corp.                            331,500         15,829
    First Union Corp.                           302,602         15,508
    Banc One Corp.                              282,309         15,333
    MCI Communications Corp.                    335,637         14,369
    Texaco Inc.                                 263,486         14,327
    Wells Fargo & Co.                            41,877         14,215
    Freddie Mac                                 334,924         14,046
    Norwest Corp.                               363,362         14,035
-   WorldCom, Inc.                              434,752         13,151
    Atlantic Richfield Co.                      154,612         12,388
    Sprint Corp.                                207,400         12,159
    Emerson Electric Co.                        213,698         12,060
    Merrill Lynch & Co., Inc.                   160,570         11,711
    First Chicago NBD Corp.                     139,808         11,674
    Chrysler Corp.                              318,700         11,214
    Dow Chemical Co.                            109,476         11,112
    AlliedSignal Inc.                           271,800         10,583
    The Bank of New York Co., Inc.              182,176         10,532
    U S WEST Communications
      Group                                     232,369         10,486
    CBS Corp.                                   338,841          9,975
    J.P. Morgan & Co., Inc.                      85,939          9,700
    Duke Energy Corp.                           173,417          9,603
    Eastman Kodak Co.                           156,500          9,517
    Columbia/HCA Healthcare Corp.               315,174          9,337
    Lockheed Martin Corp.                        93,661          9,226
    Fleet Financial Group, Inc.                 120,574          9,035
    Pharmacia & Upjohn, Inc.                    243,723          8,926
    Caterpillar, Inc.                           180,676          8,774
    Southern Co.                                331,999          8,590
    Sears, Roebuck & Co.                        188,900          8,548
-   U S WEST Media Group                        292,571          8,448
    PNC Bank Corp.                              147,366          8,409
    United Technologies Corp.                   112,300          8,177
    General Re Corp.                             38,071          8,071
    Wachovia Corp.                               97,954          7,947
    CoreStates Financial Corp.                   95,077          7,612
    KeyCorp                                     105,649          7,481
    Mellon Bank Corp.                           122,484          7,426
    Union Pacific Corp.                         118,600          7,405
    SunTrust Banks, Inc.                        102,676          7,329
    J.C. Penney Co., Inc.                       120,469          7,266
    Deere & Co.                                 121,078          7,060
-   Viacom Inc. Class B                         168,783          6,994
    Burlington Northern
       Santa Fe Corp.                            75,235          6,992
    National City Corp.                         103,410          6,799
    Barnett Banks, Inc.                          92,696          6,663
    Raytheon Co. Class B                        131,177          6,624
    BankBoston Corp.                             70,034          6,579
    Household International, Inc.                51,531          6,573
    American General Corp.                      119,237          6,446
    PG&E Corp.                                  210,583          6,410
    Enron Corp.                                 152,900          6,355
    The Chubb Corp.                              82,899          6,269
    International Paper Co.                     145,294          6,266
    CIGNA Corp.                                  35,638          6,168
    Phillips Petroleum Co.                      126,528          6,152
    First Data Corp.                            206,200          6,031
    Waste Management Inc.                       219,288          6,030
    May Department Stores Co.                   111,618          5,881
    Aluminum Co. of America                      83,551          5,880
    Loews Corp.                                  55,275          5,866
    Archer-Daniels-Midland Co.                  269,031          5,835
-   AMR Corp.                                    44,334          5,697
    CSX Corp.                                   104,619          5,649
    Albertson's, Inc.                           118,053          5,593
    Norfolk Southern Corp.                      181,125          5,581
    The Seagram Co. Ltd.                        171,231          5,533
    NIKE, Inc. Class B                          139,900          5,491
    Bankers Trust New York Corp.                 47,777          5,372
    The Hartford Financial Services
       Group Inc.                                56,885          5,322
    Rockwell International Corp.                100,668          5,260
    FPL Group, Inc.                              87,792          5,196
    Aetna Inc.                                   72,015          5,082
    Edison International                        183,297          4,983
    Textron, Inc.                                79,030          4,939
    Texas Utilities Co.                         118,767          4,936
    PPG Industries, Inc.                         86,130          4,920
-   Tenet Healthcare Corp.                      147,123          4,873
    The Goodyear Tire & Rubber Co.               75,417          4,798
    Occidental Petroleum Corp.                  162,930          4,776
    Aon Corp.                                    80,553          4,722
    American Electric Power
       Co., Inc.                                 91,144          4,705
    USX-Marathon Group                          138,860          4,687
    Weyerhaeuser Co.                             95,510          4,686
    Consolidated Edison Co. of
      New York, Inc.                            113,309          4,646
-   ITT Corp.                                    55,786          4,623
    Unocal Corp.                                118,800          4,611
    Comerica, Inc.                               50,875          4,591
    United Healthcare Corp.                      90,721          4,508
    Service Corp. International                 121,230          4,478
    AMP, Inc.                                   105,889          4,447
    Williams Cos., Inc.                         154,074          4,372
    Air Products & Chemicals, Inc.               52,800          4,343
-   Federated Department Stores                 100,433          4,325
-   Toys R Us, Inc.                             137,490          4,322

-----------------------------------------------------------------------
                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
    Delta Air Lines, Inc.                        35,382    $     4,210
    Honeywell, Inc.                              61,300          4,199
    Progressive Corp. of Ohio                    34,700          4,160
    Conseco Inc.                                 90,800          4,126
    Masco Corp.                                  79,507          4,045
    SunAmerica Inc.                              94,000          4,019
    Lowe's Cos., Inc.                            83,820          3,997
    PacifiCorp                                  141,826          3,874
    Fort James Corp.                            100,600          3,848
    Lincoln National Corp.                       49,115          3,837
    Dominion Resources, Inc.                     89,548          3,811
    Burlington Resources, Inc.                   84,939          3,806
-   Clear Channel Communications                 47,300          3,757
    ALLTEL Corp.                                 90,100          3,700
    Northrop Grumman Corp.                       32,102          3,692
    UNUM Corp.                                   67,258          3,657
    Houston Industries, Inc.                    136,913          3,654
    Browning-Ferris Industries, Inc.             97,015          3,590
    Baker Hughes, Inc.                           81,328          3,548
    Public Service Enterprise
       Group, Inc.                              111,816          3,543
    Dresser Industries, Inc.                     84,339          3,537
    Cincinnati Financial Corp.                   25,100          3,533
    Rite Aid Corp.                               60,100          3,527
    Entergy Corp.                               117,545          3,519
    The McGraw-Hill Cos., Inc.                   47,527          3,517
    Praxair, Inc.                                76,000          3,420
-   Federal Express Corp.                        55,199          3,371
    The Limited, Inc.                           130,900          3,338
    Barrick Gold Corp.                          178,900          3,332
    Eaton Corp.                                  37,213          3,321
    SAFECO Corp.                                 68,055          3,318
    Huntington Bancshares Inc.                   92,099          3,316
    St. Paul Cos., Inc.                          40,374          3,313
    Tenneco, Inc.                                82,069          3,242
    Ingersoll-Rand Co.                           79,689          3,227
    Transamerica Corp.                           30,285          3,225
-   Thermo Electron Corp.                        72,420          3,223
-   FirstEnergy Corp.                           110,531          3,205
    Unicom Corp.                                103,508          3,183
    TRW, Inc.                                    59,364          3,169
    Coastal Corp.                                50,764          3,144
    H.F. Ahmanson & Co.                          46,907          3,140
    Winn-Dixie Stores, Inc.                      71,700          3,132
    BB&T Corp.                                   48,800          3,126
-   Computer Sciences Corp.                      37,400          3,123
    Crown Cork & Seal Co., Inc.                  61,831          3,099
    Carolina Power & Light Co.                   72,901          3,094
    Fortune Brands, Inc.                         82,544          3,059
    New York Times Co. Class A                   46,208          3,056
    Alcan Aluminium Ltd.                        109,398          3,022
    Republic New York Corp.                      26,196          2,991
    Union Pacific Resources
       Group, Inc.                              122,300          2,966
    Genuine Parts Co.                            86,828          2,947
    Becton, Dickinson & Co.                      58,900          2,945
    CINergy Corp.                                75,981          2,911
    Cooper Industries, Inc.                      58,916          2,887
    MBIA, Inc.                                   43,000          2,873
    The Times Mirror Co. Class A                 46,150          2,838
    Union Electric Co.                           65,429          2,830
    Rohm & Haas Co.                              29,460          2,821
    Torchmark Corp.                              66,664          2,804
    VF Corp.                                     60,316          2,771
    Central & South West Corp.                  102,286          2,768
    Consolidated Natural Gas Co.                 45,533          2,755
-   Digital Equipment Corp.                      73,645          2,725
    Georgia-Pacific Corp.                        44,663          2,713
-   Kmart Corp.                                 234,593          2,712
    American Stores Co.                         131,198          2,698
    Jefferson-Pilot Corp.                        34,135          2,658
    Golden West Financial Corp.                  27,145          2,655
-   Micron Technology, Inc.                     100,930          2,624
    R.R. Donnelley & Sons Co.                    70,002          2,608
-   Bay Networks, Inc.                          101,900          2,605
    General Dynamics Corp.                       29,961          2,590
    PECO Energy Corp.                           106,158          2,574
    Union Carbide Corp.                          59,828          2,569
    Dow Jones & Co., Inc.                        46,382          2,490
    Parker Hannifin Corp.                        53,857          2,471
    GPU, Inc.                                    57,855          2,437
    Amerada Hess Corp.                           43,934          2,411
    DTE Energy Co.                               69,460          2,409
    Baltimore Gas & Electric Co.                 70,672          2,407
    Dana Corp.                                   50,602          2,404
    Hercules, Inc.                               46,500          2,328
    W.W. Grainger, Inc.                          23,712          2,305
    Sherwin-Williams Co.                         82,660          2,294
    Morton International, Inc.                   65,974          2,268
    H & R Block, Inc.                            50,200          2,250
-   Seagate Technology                          116,700          2,246
    Nordstrom, Inc.                              37,200          2,246
    Countrywide Credit
       Industries, Inc.                          52,000          2,230
    Eastman Chemical Co.                         37,411          2,228
    Newmont Mining Corp.                         75,400          2,215
    Case Corp.                                   36,232          2,190
    Knight-Ridder, Inc.                          42,094          2,189
    Allegheny Teledyne Inc.                      84,000          2,174
    Laidlaw, Inc.                               157,345          2,144
    Reynolds Metals Co.                          35,568          2,134
-   Tricon Global Restaurants, Inc.              73,100          2,124
    Beneficial Corp.                             25,370          2,109
-   AutoZone Inc.                                72,250          2,095
    Northern States Power Co.                    35,882          2,090
    Columbia Gas Systems, Inc.                   26,542          2,085
    Providian Financial Corp.                    45,867          2,073
    Champion International Corp.                 45,716          2,072
-   National Semiconductor Corp.                 78,660          2,040
    Nucor Corp.                                  41,876          2,023
    Whirlpool Corp.                              35,778          1,968
    PACCAR, Inc.                                 37,400          1,964
    Tandy Corp.                                  50,684          1,955
-   Mirage Resorts, Inc.                         85,600          1,947
-   Western Atlas, Inc.                          26,241          1,942
    Ashland, Inc.                                35,968          1,931
    Hasbro, Inc.                                 61,191          1,928
    Johnson Controls, Inc.                       40,328          1,926
    Sigma-Aldrich Corp.                          48,090          1,912
    Dillard's Inc.                               53,649          1,891
    PP&L Resources Inc.                          78,804          1,886
    Frontier Corp.                               78,260          1,883

-----------------------------------------------------------------------
                                                                MARKET
                                                                VALUE*
VALUE PORTFOLIO                                  SHARES          (000)
-----------------------------------------------------------------------
    Sonat, Inc.                                  40,956    $     1,874
    Harcourt General, Inc.                       33,723          1,846
    Brown-Forman Corp. Class B                   32,962          1,821
    Rubbermaid, Inc.                             72,200          1,805
    IKON Office Solutions                        64,035          1,801
    Phelps Dodge Corp.                           28,916          1,800
    ITT Industries, Inc.                         56,483          1,772
    Union Camp Corp.                             33,003          1,772
    Maytag Corp.                                 47,330          1,766
    Black & Decker Corp.                         45,200          1,766
    Harris Corp.                                 37,988          1,743
    Green Tree Financial Corp.                   65,463          1,714
    Willamette Industries, Inc.                  52,992          1,706
    Circuit City Stores, Inc.                    46,839          1,666
-   Humana, Inc.                                 77,800          1,614
    Raytheon Co. Class A                         32,092          1,583
-   KLA-Tencor Corp.                             40,800          1,576
    Westvaco Corp.                               48,441          1,523
    Wendy's International, Inc.                  62,870          1,513
    Apache Corp.                                 42,900          1,504
    Fluor Corp.                                  40,195          1,502
    Pennzoil Co.                                 22,446          1,500
    Pacific Enterprises                          39,686          1,493
    Sun Co., Inc.                                34,880          1,467
    Armstrong World Industries Inc.              19,465          1,455
    Adobe Systems, Inc.                          35,200          1,452
    Placer Dome, Inc.                           114,235          1,449
    Brunswick Corp.                              47,537          1,441
    Kerr-McGee Corp.                             22,662          1,435
    The BFGoodrich Co.                           34,598          1,434
    Temple-Inland Inc.                           27,289          1,428
    American Greetings Corp. Class A             36,010          1,409
    The Mead Corp.                               49,940          1,398
    Liz Claiborne, Inc.                          33,407          1,397
    Deluxe Corp.                                 39,700          1,370
    Inco Ltd.                                    79,659          1,354
-   LSI Logic Corp.                              68,200          1,347
-   DSC Communications Corp.                     56,022          1,345
    Mallinckrodt, Inc.                           35,326          1,342
-   St. Jude Medical, Inc.                       43,800          1,336
-   Woolworth Corp.                              64,320          1,311
-   ALZA Corp.                                   41,100          1,307
    USX-U.S. Steel Group, Inc.                   41,280          1,290
    Snap-On Inc.                                 29,529          1,288
    Great Lakes Chemical Corp.                   28,565          1,282
    Whitman Corp.                                48,900          1,274
    Pall Corp.                                   61,400          1,270
    Nalco Chemical Co.                           31,920          1,263
    Thomas & Betts Corp.                         26,451          1,250
-   Novell, Inc.                                165,707          1,243
_   Advanced Micro Devices, Inc.                 67,890          1,218
    Ryder System, Inc.                           37,050          1,213
    SuperValu Inc.                               28,824          1,207
    Engelhard Corp.                              68,800          1,195
-   FMC Corp.                                    17,663          1,189
    USF&G Corp.                                  53,500          1,180
-   Unisys Corp.                                 84,260          1,169
-   Cabletron Systems, Inc.                      76,100          1,142
    Bemis Co., Inc.                              25,506          1,124
-   Silicon Graphics, Inc.                       90,064          1,120
    Cummins Engine Co., Inc.                     18,253          1,078
    Echlin, Inc.                                 29,773          1,077
    Manor Care Inc.                              30,668          1,073
    U.S. Surgical Corp.                          36,468          1,069
    National Service Industries, Inc.            21,539          1,068
    Mercantile Stores Co., Inc.                  17,357          1,057
    Polaroid Corp.                               21,584          1,051
    Bausch & Lomb, Inc.                          26,487          1,050
    The Timken Co.                               30,344          1,043
    Allergan, Inc.                               30,700          1,030
    General Signal Corp.                         23,916          1,009
    King World Productions, Inc.                 17,461          1,008
    Louisiana-Pacific Corp.                      52,099            990
    NICOR, Inc.                                  23,437            989
    McDermott International, Inc.                26,232            961
    Giant Food, Inc. Class A                     28,347            955
    Crane Co.                                    21,683            941
    Cooper Tire & Rubber Co.                     37,691            919
    Darden Restaurants Inc.                      73,218            915
-   Harrah's Entertainment, Inc.                 48,200            910
-   Fruit of the Loom, Inc.                      35,319            905
    Meredith Corp.                               25,321            904
    Caliber System Inc.                          18,455            899
    Centex Corp.                                 13,799            868
-   Navistar International Corp.                 34,922            867
    C.R. Bard, Inc.                              27,490            861
    Alberto-Culver Co. Class B                   26,694            856
    Harnischfeger Industries Inc.                23,620            834
-   Apple Computer, Inc.                         60,716            797
    Boise Cascade Corp.                          26,282            795
    Helmerich & Payne, Inc.                      11,708            795
    Safety-Kleen Corp.                           27,890            765
    Worthington Industries, Inc.                 45,656            753
    Fleetwood Enterprises, Inc.                  17,122            727
-   Niagara Mohawk Power Corp.                   69,096            726
    Pep Boys (Manny, Moe & Jack)                 29,800            711
    Cyprus Amax Minerals Co.                     44,188            679
    Peoples Energy Corp.                         16,769            660
    Battle Mountain Gold Co. Class A            109,580            644
    ONEOK, Inc.                                  15,600            630
    Moore Corp. Ltd.                             41,459            627
    Homestake Mining Co.                         69,800            619
    Scientific-Atlanta, Inc.                     36,617            613
    Longs Drug Stores, Inc.                      18,552            596
    Potlatch Corp.                               13,758            592
    Briggs & Stratton Corp.                      12,050            585
    Adolph Coors Co. Class B                     17,516            582
    Great Atlantic & Pacific Tea
       Co., Inc.                                 18,077            537
    Foster Wheeler Corp.                         19,600            530
    Springs Industries Inc. Class A               9,626            501
    Ball Corp.                                   13,981            494
-   Stone Container Corp.                        47,234            493
    Cincinnati Milacron, Inc.                    18,453            479
-   Bethlehem Steel Corp.                        52,590            454
    Russell Corp.                                16,990            451
    ASARCO, Inc.                                 19,665            441
    EG&G, Inc.                                   21,125            440
    Eastern Enterprises                           9,625            433
    NACCO Industries, Inc. Class A                3,930            421
    Pulte Corp.                                   9,991            418
-   UNOVA, Inc.                                  25,041            412

-----------------------------------------------------------------------
                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
    Kaufman & Broad Home Corp.                   17,957    $       403
    Inland Steel Industries, Inc.                23,072            395
-   Data General Corp.                           22,555            393
-   Beverly Enterprises, Inc.                    28,701            373
    John H. Harland Co.                          14,575            306
-   Charming Shoppes, Inc.                       49,921            234
-   PharMerica, Inc.                             18,341            190
-   Echo Bay Mines Ltd.                          64,485            157
-   Viacom Inc. Class A                             766             31
-----------------------------------------------------------------------
TOTAL COMMON STOCKS (99.5%)(1)
    (COST $1,351,275)                                        1,786,139
-----------------------------------------------------------------------

                                                   FACE
                                                 AMOUNT
                                                  (000)
-----------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.5%)
-----------------------------------------------------------------------
U.S. TREASURY BILL
(2)5.02%, 1/22/1998                             $   400            399
REPURCHASE AGREEMENT
 Collateralized by U.S. Government
    Obligations in a Pooled
    Cash Account
    6.54%, 1/2/1998                               8,672          8,672
-----------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
    (COST $9,071)                                                9,071
-----------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
    (COST $1,360,346)                                        1,795,210
-----------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--NET                                  331
-----------------------------------------------------------------------
NET ASSETS (100%)
-----------------------------------------------------------------------
 Applicable to 86,130,117 outstanding
    shares of beneficial interest
    (unlimited authorization)                               $1,795,541
=======================================================================

NET ASSET VALUE PER SHARE                                       $20.85
=======================================================================

  *See Note A in Notes to Financial Statements.

  -Non-Income-Producing Security.

(1)The combined market value of common stocks and S&P/BARRA Value Index futures contracts represents 99.8% of net assets.

(2)Security segregated as initial margin for open futures contracts.

ADR--American Depositary Receipt.

-----------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------
ASSETS
Investments in Securities, at Value                         $1,795,210
Receivables for Investment
   Securities Sold                                             128,666
Other Assets--Note B                                             5,491
                                                            -----------
   Total Assets                                              1,929,367
                                                            -----------
LIABILITIES
Payables for Investment Securities
   Purchased                                                   128,779
Other Liabilities                                                5,047
                                                            -----------
   Total Liabilities                                           133,826
-----------------------------------------------------------------------
NET ASSETS                                                  $1,795,541
=======================================================================

                                                 AMOUNT            PER
                                                  (000)          SHARE
-----------------------------------------------------------------------
AT DECEMBER 31, 1997, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------
Paid in Capital                              $1,326,090         $15.40
Overdistributed Net
    Investment Income                              (186)            --
Accumulated Net
    Realized Gains                               34,787            .40
Unrealized Appreciation
    (Depreciation)--Note E
       Investment Securities                    434,864           5.05
       Futures Contracts                            (14)            --
-----------------------------------------------------------------------
NET ASSETS                                   $1,795,541         $20.85
=======================================================================





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                                                                MARKET
                                                                VALUE*
EXTENDED MARKET PORTFOLIO                        SHARES          (000)
-----------------------------------------------------------------------
COMMON STOCKS
-----------------------------------------------------------------------
    AAR Corp.                                    29,600  $       1,147
-   ABR Information Services, Inc.               48,200          1,151
-   ABT Building Products Corp.                  43,000            774
-   ADC Telecommunications, Inc.                134,500          5,615
-   ADE Corp.                                    38,400            672
    AFLAC, Inc.                                 141,515          7,235
    AGCO Corp.                                   60,700          1,775
    AGL Resources Inc.                           54,100          1,106
-   AES Corp.                                   182,232          8,496
-   AES Corp.
       Warrants Exp. 7/31/2000                      146              9
    AK Steel Corp.                               50,100            886
    AMB Property Corp.                           46,200          1,161
-   AML Communications, Inc.                     38,600            164
-   APAC Teleservices, Inc.                      92,089          1,243
-   APS Holding Corp.                            88,900            222
    ARCO Chemical Co.                            98,908          4,618
-   ATL Ultrasound, Inc.                         28,137          1,294
    AVX Corp.                                    87,600          1,615
-   Aavid Thermal Technologies                   26,400            634
    Aames Financial Corp.                        72,700            940
    Abington Bancorp Inc.                         5,800            122
-   Able Telcom Holding Corp.                    70,200            483
-   Acceptance Insurance Cos. Inc.               40,200            972
-   AccelGraphics, Inc.                          43,100            202
-   Access Health Marketing, Inc.                42,083          1,236
-   Acclaim Entertainment Inc.                  148,800            539
-   AccuStaff, Inc.                             101,300          2,330
-   Ace Cash Express, Inc.                       49,150            559
    Aceto Corp.                                  36,908            757
-   Acme Electric Corp.                          40,700            198
-   Acme Metals, Inc.                            26,900            266
-   ACNielson Corp.                              54,100          1,319
-   Action Performance Cos., Inc.                38,500          1,458
-   Acuson Corp.                                 60,738          1,006
-   ACX Technologies Inc.                        47,400          1,158
-   Acxiom Corp.                                 46,822            901
-   Adaptec, Inc.                               116,700          4,332
-   Adtran, Inc.                                 37,600          1,034
-   Advanced Digital
       Information Corp.                         43,200            713
-   Advanced Fibre Communications                71,800          2,091
-   Advanced Magnetics, Inc.                     54,700            479
-   Advanced Marketing Services                  24,300            314
-   Advanced Polymer Systems                     83,100            550
-   Advanced Tissue Sciences Inc.                81,842          1,013
    Advanta Corp. Class A                        43,300          1,137
-   ADVO, Inc.                                   64,175          1,251
-   Aerial Communications Inc.                  147,400          1,050
-   Affiliated Computer Services, Inc.           74,525          1,961
-   Affymetrix, Inc.                             23,200            722
-   Aftermarket Technology Corp.                 47,700            864
-   Agouron Pharmaceuticals, Inc.                30,400            893
-   Agri-Nutrition Group Ltd.                    27,100             34
-   Air and Water Technologies
       Corp. Class A                            122,998            138
    Air Express International Corp.              33,550          1,023
    Airborne Freight Corp.                       28,810          1,790
-   Airgas, Inc.                                 63,400            888
-   AirTran Holdings, Inc.                      140,600            562
-   Alaska Air Group, Inc.                       21,600            837
    Albank Financial Corp.                       26,780          1,378
    Albany International Corp.                   56,000          1,288
    Albemarle Corp.                              55,302          1,320
    Alexander & Baldwin, Inc.                    43,500          1,188
-   Alexander's, Inc.                            13,000          1,180
    Alexandria Real Estate
    Equities, Inc.                               30,700            969
    Alfa Corp.                                   77,900          1,344
    Aliant Communications, Inc.                  58,500          1,835
-   Alleghany Corp.                               7,058          2,010
    Allegheny Energy, Inc.                      123,400          4,010
    Allegiance Corp.                             55,400          1,963
-   Allen Telecom Inc.                           58,540          1,079
    Alliance Bancorp Inc.                        45,042          1,194
-   Alliance Gaming Corp.                       154,300            752
-   Alliance Pharmaceutical Corp.                89,900            652
-   Alliance Semiconductor Corp.                133,150            608
-   Alliant Techsystems, Inc.                    22,600          1,260
    Allied Capital Corp.                         61,120          1,360
-   Allied Devices Corp.                         11,200             22
    Allied Group, Inc.                           46,500          1,331
    Allied Products Corp.                        35,601            854
-   Allied Waste Industries, Inc.                94,600          2,205
    Allmerica Financial Corp.                    72,510          3,621
-   Allou Health & Beauty, Inc.                  51,400            379
-   Aloette Cosmetics, Inc.                      47,700            131
    Alpharma, Inc. Class A                       59,734          1,299
-   Altera Corp.                                 90,680          3,004
-   Alumax, Inc.                                 53,700          1,826
-   Amax Gold, Inc.                             101,487            235
-   Amazon.com, Inc.                             23,000          1,386
    AMBAC Financial Group Inc.                   69,756          3,209
    Amcast Industrial Corp.                      23,600            541
-   Amerco, Inc.                                 42,100          1,079
-   America Online, Inc.                        102,500          9,142
-   America West Holdings Corp.
       Class B                                   34,600            644
    American Annuity Group Inc.                  65,278          1,436
    American Bankers Insurance
    Group                                        42,600          1,957
-   American Banknote Corp.                     130,100            650
    American General Hospitality
    Corp. REIT                                   41,300          1,105
    American Financial Group, Inc.               61,100          2,463
-   American Freightways                         71,800            709
    American Insured Mortgage
    Investors-Series 86                          64,500            613
-   American Management
       Systems, Inc.                             37,225            726
-   American Mobile Satellite
       Corp., Inc.                               99,600            697
    American National Insurance Co.              26,550          2,469
-   American Oncology
       Resources, Inc.                           73,700          1,179
-   American Power
       Conversion Corp.                          98,400          2,325
-   American Radio Systems Corp.
       Class A                                   25,200          1,343
-   American Safety Razor Co.                    45,900            918





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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
-   American Science &                                     $
       Engineering, Inc.                         37,100            517
-   American Software, Inc. Class A              94,050            864
-   American Standard Cos., Inc.                 73,300          2,808
    American Water Works Co., Inc.               81,974          2,239
-   AmeriCredit Corp.                            51,200          1,418
    Ameron International Corp.                   12,800            810
    AmeriGas Partners, LP                         4,700            119
-   AmeriSource Health Corp.                     23,704          1,393
-   AmeriTrade Holding Corp.                     44,700          1,307
    Ametek Aerospace Products Inc.               58,500          1,579
-   AMF Bowling, Inc.                             3,500             87
-   Amresco, Inc.                                35,100          1,062
    Ampco-Pittsburgh Corp.                       32,965            645
-   Amphenol Corp.                               13,500            752
-   AMREP Corp.                                  64,600            379
    AmSouth Bancorp                              84,568          4,593
-   Amtech Corp.                                138,350            553
-   Amylin Pharmaceuticals, Inc.                107,700            586
-   Analog Devices, Inc.                        167,058          4,625
    Anchor Bancorp Wisconsin Inc.                29,600          1,077
-   Anchor Gaming                                22,001          1,226
    Andover Bancorp, Inc.                        20,820            838
-   Andrx Corp.                                  30,400          1,041
    Angelica Corp.                               39,800            900
-   Anixter International Inc.                   69,300          1,143
-   AnnTaylor Stores Corp.                       65,800            880
-   Antec Corp.                                  86,600          1,353
    Apartment Investment &
       Management Co. Class A REIT               40,000          1,470
-   Apertus Technologies, Inc.                   90,500            107
    Apogee Enterprises, Inc.                     53,300            633
-   Aphton Corp.                                 57,561            583
-   Apollo Group, Inc. Class A                   50,875          2,404
    Apple South, Inc.                            34,476            453
    Applebee's International, Inc.               27,818            502
-   Apria Healthcare                             97,480          1,310
-   Applied Analytical Industries, Inc.          51,200            845
-   Applied Graphics
       Technologies, Inc.                        22,600          1,203
    Applied Industrial
       Technology, Inc.                          42,750          1,143
-   Applied Magnetics Corp.                      59,100            657
-   Applied Microsystems Corp.                   59,600            334
-   Applix, Inc.                                 63,279            332
    Aptargroup Inc.                              28,100          1,559
    Aquarion Co.                                 28,249            976
-   Aquila Biopharmaceuticals, Inc.                 920              4
    Arbor Drugs, Inc.                            80,738          1,494
-   Arbor Software Corp.                         31,000          1,255
-   Arcadia Financial Ltd.                      107,300            798
    Arch Coal, Inc.                              36,300            994
    Arden Realty Group, Inc. REIT                35,200          1,082
    AREA Bancshares Corp.                        44,525          1,069
    Argonaut Group, Inc.                         41,619          1,410
-   Argosy Gaming Co.                           114,400            393
-   Arkansas Best Corp.                          72,500            707
    Arnold Industries, Inc.                      53,000            914
-   Arrow Electronics, Inc.                      97,900          3,176
    Arrow International, Inc.                    39,800          1,473
-   Arterial Vascular Engineering, Inc.          42,800          2,782
-   Artisoft, Inc.                               99,500            196
    Arvin Industries, Inc.                       38,500          1,282
    ASA Holdings Inc.                            25,300            719
-   Ascend Communications, Inc.                 193,434          4,739
-   Ascent Entertainment Group, Inc.             83,064            862
-   Aspect Telecommunications Corp.              47,600            994
-   Aspen Technologies, Inc.                      6,400            219
    Associated Banc-Corp.                        57,664          3,179
    Associated Estates Realty
       Corp. REIT                                43,400          1,028
-   Associated Group, Inc.                       42,856          1,270
-   Associated Group, Inc. Class B               11,550            336
-   At Home Corp. Series A                       85,100          2,138
    @Entertainment, Inc.                         39,900            444
    Associates First Capital Corp.               92,800          6,600
    Astoria Financial Corp.                      45,978          2,563
    Astro-Med, Inc.                              38,150            305
-   Guy F. Atkinson Co. of California            61,900             85
    Atlantic Energy, Inc.                        51,600          1,093
-   Atlas Air, Inc.                              19,700            473
-   Atmel Corp.                                  99,200          1,841
-   Atrix Laboratories, Inc.                     53,134            784
-   Atwood Oceanics, Inc.                        31,900          1,511
-   Autotote Corp.                              121,167            295
    Avalon Properties, Inc. REIT                 43,500          1,346
-   Avant! Corp.                                 43,890            735
-   Avatar Holding, Inc.                         30,600            870
-   Avatex Corp.                                 58,402            109
-   Avecor Cardiovascular, Inc.                  66,900            426
-   Aviall Inc.                                  60,800            908
-   Avid Technology, Inc.                        46,200          1,236
-   Avis Rent A Car, Inc.                        42,500          1,357
    Avnet, Inc.                                  42,642          2,814
-   Avondale Industries, Inc.                    37,300          1,107
-   AXENT Technologies, Inc.                     44,300            764
-   Aydin Corp.                                  47,700            563
-   Aztar Corp.                                 125,900            787
-   BEC Group Inc.                              130,770            776
    BHA Group Holdings Inc.                      36,270            707
    BHC Communications, Inc.
       Class A                                   23,615          3,076
-   BISYS Group, Inc.                            22,200            738
-   BJ Services Co.                              38,300          2,755
-   BJ's Wholesale Club, Inc.                    37,100          1,164
    BMC Industries, Inc.                         42,204            680
-   BMC Software, Inc.                          105,300          6,910
    BRE Properties Inc. Class A REIT             46,900          1,319
    BSB Bancorp, Inc.                            30,544          1,092
-   BT Office Products
       International, Inc.                       98,500            763
-   BTG Inc.                                     62,200            614
    Badger Meter, Inc.                           26,000          1,059
    Bairnco Corp.                                70,200            698
    J. Baker, Inc.                               83,209            468
    Baldor Electric Co.                          62,307          1,351
    Baldwin & Lyons, Inc. Class B                40,900            987
    Ballard Medical Products                     55,866          1,355
-   Bally Total Fitness Holding Corp.            74,789          1,636
    BancFirst Corp.                              23,850            802





                                       9
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                                                                MARKET
                                                                VALUE*
EXTENDED MARKET PORTFOLIO                        SHARES          (000)
-----------------------------------------------------------------------
    Bandag, Inc.                                 22,162    $     1,184
    Bandag, Inc. Class A                            600             29
    Bank North Group                             18,700          1,201
    Bank United Corp. Class A                    27,000          1,321
    Banta Corp.                                  27,125            732
-   Barnes & Noble, Inc.                         68,200          2,276
-   Barnwell Industries, Inc.                    13,400            234
-   Barr Labs Inc.                               36,800          1,256
-   Barrett Business Services, Inc.              53,800            632
-   Barrett Resources Corp.                      51,950          1,571
-   Basin Exploration Inc.                       54,298            964
    Bassett Furniture Industries, Inc.           33,900          1,017
    Bay Apartment Communities,
       Inc. REIT                                 26,200          1,022
-   BEA Systems, Inc.                            55,700            964
    Bear Stearns Co., Inc.                      123,037          5,844
    BeautiControl Cosmetics                      49,950            368
    Beckman Instruments, Inc.                    28,900          1,156
-   Bed Bath & Beyond, Inc.                      69,800          2,687
    Bedford Property Investors,
       Inc. REIT                                 39,000            853
-   Bel Fuse, Inc.                               41,600            796
-   Belco Oil & Gas Corp.                        59,200          1,114
    Belden, Inc.                                 25,800            909
    A. H. Belo Corp. Class A                     64,103          3,598
-   Ben & Jerry's Homemade, Inc.
       Class A                                   46,300            718
-   Berg Electronics Corp.                       38,400            874
    Bergen Brunswig Corp. Class A                50,266          2,117
-   Beringer Wine Estates
       Holdings, Inc.                             1,000             38
    W.R. Berkley Corp.                           27,850          1,222
-   Berkshire Hathaway Class A                    1,261         58,006
    Berkshire Realty Co., Inc. REIT              87,600          1,051
-   Berlitz International, Inc.                  32,726            871
    Berry Petroleum Class A                      51,900            905
-   Bertucci's Holding Corp.                     65,400            417
-   Best Buy Co., Inc.                           49,200          1,814
-   BET Holdings Inc. Class A                    23,700          1,295
    BetzDearborn Inc.                            28,900          1,765
-   Beverly Enterprises, Inc.                   113,000          1,469
-   Billing Information Concepts                 21,636          1,038
    Bindly Western Industries, Inc.              40,200          1,241
    Binks Sames Corp.                            18,950            801
-   Bio-Rad Laboratories, Inc. Class A           32,847            858
-   Biotechnology General                        96,000          1,032
-   BioCryst Pharmaceuticals, Inc.               91,600            641
-   Biocircuits Corp.                             7,200              6
-   Biogen, Inc.                                 74,738          2,719
-   Biomatrix, Inc.                              39,867          1,196
-   BioSpecifics Technology                      40,800            184
    Birmingham Steel Corp.                       42,150            664
    Blair Corp.                                  38,900            671
    E.W. Blanch Holdings, Inc.                   37,000          1,274
-   Blessings Corp.                              53,400            788
    Block Drug Co. Class A                       19,992            865
    Blount International, Inc.                   53,000          1,414
-   Bluegreen Corp.                             150,040            656
-   Blyth Industries, Inc.                       47,050          1,408
    Bob Evans Farms, Inc.                        68,016          1,505
-   Boise Cascade Office
       Products Corp.                            61,276            915
-   Bombay Co.                                  148,862            688
-   Borders Group, Inc.                          77,900          2,439
    Borg-Warner Automotive, Inc.                 24,200          1,258
-   Boston Chicken, Inc.                         66,900            431
-   Boston Communications
       Group, Inc.                               76,400            831
    Boston Edison Co.                            50,600          1,916
    Boston Properties, Inc.                      53,000          1,752
-   Boston Technology, Inc.                      54,800          1,377
    BostonFed Bancorp, Inc.                      34,500            755
    Bowater Inc.                                 39,249          1,744
-   Boyd Gaming Corp.                           158,000          1,047
    Boykin Lodging Co. REIT                      32,200            851
    Bradley Real Estate Inc. REIT                51,137          1,074
    W.H. Brady Class A                           35,000          1,085
    Breed Technological Inc.                     59,000          1,077
    Brenton Banks, Inc.                          27,966          1,119
-   Bright Horizons, Inc.                         2,500             47
-   Brightpoint, Inc.                            92,200          1,279
-   Brinker International, Inc.                  72,763          1,164
-   Bristol Hotel Co.                            40,650          1,181
-   BroadVision, Inc.                           107,800            701
-   Broadway & Seymour, Inc.                     69,500            669
-   Broderbund Software, Inc.                    43,300          1,109
    Brooke Group Ltd.                           107,100            924
-   Brooks Fiber Properties, Inc.                46,100          2,535
-   Brothers Gourmet Coffees, Inc.               87,200             98
    Brown Group, Inc.                            54,906            731
    Brush Wellman, Inc.                          37,200            911
-   Buffets Inc.                                 98,493            923
-   Builders Transport, Inc.                     38,700             56
    Burlington Coat Factory
       Warehouse Corp.                           76,500          1,257
-   Burlington Industries, Inc.                  50,600            699
    Burlington Resources Coal Seam
       Gas Royalty Trust                         28,700            176
-   Burr-Brown Corp.                             45,000          1,446
-   Bush Boake Allen, Inc.                       32,200            843
    Bush Industries, Inc.                        33,010            858
-   CAI Wireless Systems, Inc.                  123,530            139
    CCB Financial Corp.                          29,172          3,136
-   C-COR Electronics, Inc.                      55,500            853
-   C-Cube Microsystems, Inc.                    55,500            905
-   CDI Corp.                                    16,800            769
-   CDW Computer Centers, Inc.                   25,000          1,303
    CFX Corp.                                    52,623          1,605
    C.H. Robinson Worldwide, Inc.                29,400            658
-   CHS Electronics, Inc.                        44,700            765
-   The CIT Group, Inc.                         164,000          5,289
    CKE Restaurants Inc.                         49,400          2,081
    CMAC Investment Corp.                        29,500          1,781
-   CMG Information Services, Inc.               44,576          1,348
-   CML Group, Inc.                             114,050            378
-   CMP Media, Inc.                              36,800            635
    CMS Energy Corp.                            100,639          4,434
    CPI Corp.                                    45,200          1,023
-   CNET, Inc.                                   41,800          1,233
-   CNA Financial Corp.                          64,605          8,253





                                       10
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
    CNB Bancshares, Inc.                         17,955    $       865
    CNF Transportation, Inc.                     47,700          1,830
-   CRW Financial, Inc.                          42,900            135
-   CSG Systems International, Inc.               8,100            324
-   CTC Communications Corp.                     76,900          1,014
-   CUNO Inc.                                    49,800            759
-   Cable Michigan, Inc.                          8,400            192
-   Cablevision Systems Corp.
       Class B                                   22,400          2,145
-   Cable Design Technologies                    34,648          1,347
    Cabot Corp.                                  72,132          1,993
    Cabot Oil & Gas Corp. Class A                52,364          1,018
-   Cadence Design Systems, Inc.                207,932          5,094
-   Cadiz Land Co., Inc.                        120,900          1,035
-   CalEnergy Co.                                80,792          2,323
    Calgon Carbon Corp.                          88,400            950
    Callaway Golf Co.                            75,400          2,154
-   Callon Petroleum Co.                         38,400            625
    CalMat Co.                                   47,400          1,321
-   Calpine Corp.                                57,400            854
-   Calumet Bancorp, Inc.                        21,600            722
    CAM Designs, Inc.                            29,800            100
-   Cambridge Technology Partners                50,700          2,110
    Camco International, Inc.                    45,580          2,903
    Camden Property Trust REIT                   40,668          1,261
-   Cameron Ashley Building
       Products                                  45,300            759
-   Canandaigua Brands, Inc. Class A             17,900            991
-   Canandaigua Brands, Inc. Class B              6,375            363
-   Canmax, Inc.                                  2,000              2
    Capital One Financial Corp.                  67,076          3,635
    Capital Re Corp.                             21,400          1,328
-   Caprius, Inc.                                53,380             43
    Capstead Mortgage Corp.                      58,500          1,166
-   CapStar Hotel Co.                            25,600            878
    Caraustar Industries, Inc.                   42,700          1,462
-   Caribiner International, Inc.                23,400          1,041
    Carlisle Co., Inc.                           29,346          1,254
-   Carmike Cinemas, Inc. Class A                31,900            915
    Carnival Corp. Class A                      310,453         17,191
    Carpenter Technology Corp.                   20,700            995
    CarrAmerica Realty Corp. REIT                58,900          1,866
-   Carrington Labs Inc.                         64,872            280
-   Carson Inc.                                  37,300            249
    Carter-Wallace, Inc.                         83,700          1,412
    Cascade Bancorp                              29,630            830
    Casey's General Stores                       40,000          1,015
    Cash America International Inc.              80,310          1,039
-   Casino Magic Corp.                          133,800            155
    A.M. Castle & Co.                            37,225            851
-   Castle & Cooke Inc.                          56,333            951
-   Catalina Lighting, Inc.                      59,400            212
-   Catalina Marketing Corp.                     16,900            782
-   Catellus Development Corp.                  104,501          2,090
    Cato Corp. Class A                           90,500            803
-   Cayenne Software Inc.                       111,600            230
-   Cellstar Corp.                               52,200          1,037
-   Cellegy Pharmaceuticals, Inc.                48,600            407
-   Cellular Technical Services Co.             135,650            432
-   Cellularvision USA, Inc.                     94,100            565
-   Celtrix Pharmaceuticals                      75,300            136
    CenterPoint Properties Corp. REIT            36,600          1,286
-   Centocor, Inc.                               70,000          2,328
    Central Cooperative Bank                     27,100            772
    Central Hudson Gas &
       Electric Corp.                            23,800          1,044
    Central Louisiana Electric Co.               45,792          1,483
    Central Maine Power Co.                      77,467          1,181
    Central Newspapers Inc.                      22,550          1,667
    Central Parking Corp.                        27,300          1,237
-   Central Sprinkler Corp.                      35,107            647
    Central Vermont Public
       Service Corp.                             31,500            480
    Centura Banks, Inc.                          26,400          1,822
-   Century Communications Corp.
       Class A                                  162,181          1,581
    Century Telephone
       Enterprises, Inc.                         63,077          3,142
-   Cephalon, Inc.                               77,800            885
-   Cerner Corp.                                 57,230          1,209
-   Chalone Wine Group Ltd.                      58,300            685
-   Champion Enterprises, Inc.                   46,514            956
-   Chancellor Media Corp.                       66,535          4,965
    Chaparral Steel Co.                          55,400            855
    Charter One Financial                        74,007          4,672
-   Chartwell Leisure Corp                       48,753            814
    Chartwell Re Corp.                           31,210          1,053
    Chateau Communities, Inc. REIT               46,212          1,456
-   Checkers Drive-In Restaurant                104,400             91
-   Checkfree Holdings Corp.                     57,500          1,553
    Checkpoint Systems, Inc.                     75,326          1,318
    Chelsea GCA Realty, Inc. REIT                31,300          1,195
    Chemed Corp.                                 21,000            870
    ChemFirst Inc.                               39,200          1,107
-   Chemical Fabrics Corp.                       33,414            685
    Chesapeake Corp. of Virginia                 42,383          1,457
    Chesapeake Energy Corp.                     134,300          1,016
-   Chic By H.I.S., Inc.                         68,100            498
-   Chico's Fas, Inc.                            37,686            254
-   Choice Hotel International, Inc.             59,000            944
    Chiquita Brands
       International, Inc.                       78,065          1,273
-   Chiron Corp.                                174,740          2,971
-   Chock Full O'Nuts Corp.                      92,660            649
-   ChoicePoint Inc.                             30,500          1,456
-   Cholestech Corp.                             86,500          1,081
-   Chris-Craft Industries, Inc.                 31,002          1,622
-   Christiana Cos., Inc.                        20,800            824
    Church & Dwight, Inc.                        34,500            968
-   Ciber, Inc.                                  21,700          1,259
-   CIENA Corp.                                 101,500          6,204
    Cilcorp, Inc.                                17,700            865
    Cincinnati Bell, Inc.                       141,500          4,387
    Circle International Group, Inc.             38,700            888
-   Circon Corp.                                 49,473            754
-   Circuit City Stores, Inc.-
       CarMax Group                               7,000             63
-   Cirrus Logic                                 62,500            664
    Cintas Corp.                                 98,800          3,853
-   Circus Circus Enterprises Inc.               96,059          1,969
    Citifed Bancorp                              31,275          1,220
    Citizens Bancshares, Inc.                    17,200          1,260





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                                                                MARKET
                                                                VALUE*
EXTENDED MARKET PORTFOLIO                        SHARES          (000)
-----------------------------------------------------------------------
    Citizens Banking Corp.                       33,000    $     1,139
    Citizens Corp.                               34,500            992
-   Citizens, Inc.                              103,300            671
-   Citizens Utilities Co. Class B              253,718          2,442
-   Citrix Systems, Inc.                         33,600          2,554
    City Holding Co.                             14,650            615
    City National Corp.                          46,688          1,725
-   Cityscape Financial Corp.                    90,900             45
-   Civic Bancorp                                24,201            472
    Claire's Stores, Inc.                        47,000            914
    Clarcor Inc.                                 37,800          1,120
-   Claremont Technology Group, Inc.             44,200            818
-   Clarify, Inc.                                76,100            885
    Clayton Homes Inc.                          119,797          2,156
-   Clean Harbors Inc.                           43,500             68
    Cleveland-Cliffs Iron Co.                    16,400            751
-   Cliffs Drilling Co.                          15,400            768
    Coachmen Industries, Inc.                    49,500          1,067
-   Coast Savings Financial, Inc.                29,800          2,043
-   Coastal Physician Group, Inc.               124,200            101
    Coca-Cola Enterprises, Inc.                 400,551         14,245
-   Coda Music Technology, Inc.                  51,100             51
-   Code Alarm, Inc.                             27,600             33
-   Coeur D'Alene Mines Corp.                    58,100            523
-   Cognex Corp.                                 51,550          1,405
-   Coherent Communications
        Systems Corp.                            37,700          1,051
-   Coherent, Inc.                               26,823            942
-   Coleman Inc.                                 46,900            753
    Collagen Corp.                               41,203            860
-   Collins & Aikman Corp.                      110,100            950
    Colonial BancGroup, Inc.                     39,800          1,371
    Colonial Gas Co.                             21,676            625
-   Coltec Inc.                                  63,700          1,477
    ComAir Holdings, Inc.                        65,124          1,571
-   Comfort Systems USA, Inc.                    56,100          1,108
    Comdisco, Inc.                               73,138          2,446
    Commerce Bancorp, Inc.                       31,065          1,584
    Commerce Bancshares, Inc.                    38,970          2,640
    Commerce Group, Inc.                         35,900          1,171
    Commercial Assets                            90,000            602
    Commercial Federal Corp.                     50,175          1,784
    Commercial Metals Co.                        27,166            857
    Commonwealth Energy Systems                  36,800          1,224
-   Commonwealth Telephone
        Enterprises, Inc.                        28,300            732
-   Commonwealth Telephone
        Enterprises Class B                       7,400            194
-   CommScope, Inc.                             104,500          1,404
    Communications Systems, Inc.                 41,400            735
    Community First Bankshares                   27,158          1,446
    Community Trust Bancorp Inc.                 30,860            961
    Compass Bancshares Inc.                      65,598          2,870
-   Competitive Technologies, Inc.               43,600            354
-   CompuServe Corp.                             89,200          1,082
-   CompUSA, Inc.                                92,200          2,858
-   Computer Outsourcing
        Services, Inc.                           57,600            576
    Computer Task Group, Inc.                    40,708          1,448
-   Computervision Corp.                        153,300            584
-   Computron Software, Inc.                     76,500            182
-   Compuware Corp.                             179,600          5,747
    COMSAT Corp.                                 45,400          1,101
-   Comverse Technology, Inc.                    25,800          1,006
-   Concentra Managed Care                       40,100          1,353
-   Computer Horizons Corp.                      45,338          2,040
-   Concord EFS, Inc.                            60,575          1,507
-   Conmed Corp.                                 44,300          1,163
-   Consilium, Inc.                              49,200            123
-   Consolidated Cigar Holdings Inc.             52,300          1,442
-   Consolidated Freightways Corp.               62,950            858
    Consolidated Papers                          44,500          2,375
-   Consolidated Products Inc.                   57,496            942
-   Consolidated Stores, Inc.                    87,551          3,847
-   Consolidated Technology Group                24,500              4
-   Consumer Portfolio Services, Inc.            69,500            669
-   ContiFinancial Corp.                         44,800          1,128
-   Continental Airlines, Inc. Class B           55,700          2,681
-   Continental Materials Corp.                  35,600            957
-   Converse Inc.                                79,833            479
-   Cooper Cameron Corp.                         53,500          3,264
-   Copley Pharmaceutical, Inc.                 101,417            570
-   Coram Healthcare Corp.                      175,429            592
-   COREStaff, Inc.                              37,050            982
    Cornerstone Properties, Inc. REIT            86,600          1,662
-   Corporate Express, Inc.                     128,100          1,649
    -   CorporateFamily Solutions, Inc.          37,800            813
-   Corrections Corp. of America                 76,928          2,851
-   Cosmetic Center, Inc. Class C                 8,019             17
    Cousins Properties, Inc. REIT                50,100          1,469
-   Covance, Inc.                                55,360          1,100
-   Coventry Corp.                               80,100          1,222
-   Cox Communications Class A                  265,154         10,623
    Cracker Barrel Old Country
        Stores, Inc.                             59,733          1,994
-   Craig Corp.                                  32,823            667
-   Jenny Craig Inc.                             88,200            667
    Crawford & Co. Class B                       76,800          1,570
-   Credence Systems Corp.                       41,200          1,221
-   Credit Acceptance Corp.                     148,300          1,149
-   Cree Research, Inc.                          62,100          1,164
-   Crescent Operating, Inc. REIT                23,980            588
    Crescent Real Estate, Inc. REIT             117,100          4,611
    Crestar Financial Corp.                     113,318          6,459
    Crompton & Knowles Corp.                     74,000          1,961
    A.T. Cross Co. Class A                       71,600            725
-   Crown Central Petroleum Corp.
        Class B                                  46,100            936
    Crown Crafts, Inc.                           56,740            887
    Cullen/Frost Bankers, Inc.                   27,860          1,691
-   Culligan Water Technologies                  26,486          1,331
    Curtiss-Wright Corp.                         25,800            937
-   Cygnus Inc.                                  49,200            978
-   Cymer, Inc.                                  58,120            872
-   Cypress Semiconductor Corp.                  84,500            718
-   Cypros Pharmaceuticals Corp.                107,100            455
-   Cytec Industries, Inc.                       45,300          2,126
-   Cytogen Corp.                               178,469            290
-   DBT Online Inc.                              41,554          1,036
    DPL, Inc.                                   108,475          3,119
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
    DQE Inc.                                     78,343    $     2,752
    D. R. Horton, Inc.                           78,000          1,355
-   DST Systems, Inc.                            51,200          2,186
-   DSP Communications, Inc.                     87,900          1,055
-   DVI, Inc.                                    48,900            905
-   Dal-Tile International Inc.                  91,800          1,125
    Dallas Semiconductor Corp.                   27,900          1,137
    Dames & Moore Group                          66,100            876
    Danaher Corp.                                58,566          3,697
-   Danielson Holdings Corp.                     89,700            650
-   Darling International, Inc.                  68,100            579
    Dart Group Corp. Class A                      6,670            774
-   Data Broadcasting Corp.                     134,756            758
-   Data Systems & Software, Inc.                50,600            215
-   Dataware Technologies, Inc.                  46,600            122
-   DataWorks Corp.                              43,878            872
-   Datascope Corp.                              42,600          1,102
-   Datastream Systems, Inc.                     33,100          1,026
-   Davel Communications
        Group, Inc.                              31,900            813
-   Dave & Busters                               38,260            861
    Dean Foods Corp.                             41,933          2,495
    Deb Shops, Inc.                              95,500            531
-   DecisionOne Holdings Corp.                   24,729            618
    DEKALB Genetics Corp. Class B                32,400          1,272
    Delmarva Power & Light Co.                   57,900          1,335
    Delta & Pine Land Co.                        51,700          1,577
    Deltic Timber Corp.                          10,451            286
    Delta Woodside                              111,900            546
-   Delta Financial Corp.                        50,500            675
    DENTSPLY International Inc.                  52,600          1,604
-   Department 56 Inc.                           18,800            541
    Deposit Guaranty Corp.                       42,300          2,406
    DePuy, Inc.                                 100,900          2,901
-   Detroit Diesel Corp.                         52,322          1,243
    Developers Diversified Realty
        Corp. REIT                               30,000          1,148
    Devon Energy Corp.                           31,600          1,217
-   Devry, Inc.                                  33,400          1,065
    Dexter Corp.                                 35,900          1,550
    Diagnostic Products Corp.                    34,377            954
    Dial Corp.                                  105,800          2,202
-   Dialogic Corp.                               31,700          1,387
-   Diamond Multimedia
        Systems, Inc.                            98,000            870
    Diamond Offshore Drilling, Inc.             143,900          6,925
-   Diamond Technology
        Partners Inc.                            48,390            750
    Diebold, Inc.                                69,726          3,530
-   Digi International, Inc.                     58,050            987
-   Digital Generation Systems                   93,495            234
-   Digital Lightwave, Inc.                      57,050            749
-   Digital Microwave Corp.                      85,746          1,243
    Dime Bancorp, Inc.                          151,746          4,590
    Dimon Inc.                                   55,350          1,453
-   Dionex Corp.                                 23,700          1,191
    Dole Food Co.                                62,300          2,850
    Dollar General Corp.                        118,207          4,285
-   Dollar Thrifty Automotive Group              22,000            451
-   Dollar Tree Stores, Inc.                     38,375          1,588
    Donaldson Co., Inc.                          29,100          1,311
    Donaldson, Lufkin & Jenrette, Inc.           57,000          4,532
    Donnelly Corp.                               41,512            698
-   Donnkenny, Inc.                              34,600             93
-   Dove Audio, Inc.                             24,500             31
    Downey Financial Corp.                       52,305          1,487
-   Dravo Corp.                                  73,061            804
-   The Dress Barn, Inc.                         50,200          1,424
-   Drexler Technology Corp.                     59,411            609
    Dreyer's Grand Ice Cream, Inc.               52,200          1,259
-   Drug Emporium, Inc.                         106,330            419
-   Drypers Corp.                               117,100            688
    Duke Realty Investments,
        Inc. REIT                                73,200          1,775
-   DuPont Photomasks, Inc.                      31,100          1,085
-   Dura Pharmaceuticals, Inc.                   45,414          2,083
-   Dynatech Corp.                               34,000          1,594
-   EA Engineering Sciences and
        Technology Inc.                          41,700             83
-   EEX Corp.                                   137,000          1,242
    ENSCO International, Inc.                   147,400          4,938
-   ERD Waste Corp.                              15,100              1
-   ESS Technology, Inc.                         99,400            755
-   ETEC Systems, Inc.                           21,000            977
-   EVI Inc.                                     50,900          2,634
-   E*TRADE Group, Inc.                          36,100            830
-   Eagle Food                                   86,200            345
-   Eagle Finance Corp.                          44,100             39
-   Eagle Hardware & Garden, Inc.                48,800            946
    Earthgrains Co.                              20,000            940
    East Texas Financial Services, Inc.          16,000            380
    Eastern Utilities Associates                 50,881          1,336
    EastGroup Properties, Inc. REIT              45,200            977
-   Echelon International Corp., Inc.            34,100            765
-   Ecogen, Inc.                                 32,940             64
    Ecology and Environment, Inc.                 6,925             81
-   Educational Alternatives Inc.                78,000            346
-   Education Management Corp.                   38,200          1,184
-   J.D. Edwards & Co.                           87,450          2,580
    A.G. Edwards & Sons, Inc.                    99,122          3,940
-   Egghead, Inc.                               102,169            664
-   800-JR CIGAR, Inc.                           25,700            643
-   Einstein/Noah Bagel Corp.                   110,400            614
-   El Paso Electric Co.                        159,866          1,169
    El Paso Natural Gas                          61,432          4,085
    Elcor Corp.                                  39,300            943
-   Electromagnetic Sciences, Inc.               39,214            794
-   Electronic Arts Inc.                         57,000          2,155
    Electronic Data Systems Corp.               510,345         22,423
-   Electronics for Imaging, Inc.                53,000            881
    Empire District Electric Co.                 34,755            682
-   Energy Biosystems Corp.                      86,900            282
-   Energy Conversion Devices, Inc.              54,225            657
    Engineered Support Systems, Inc.             61,800          1,136
    Energy North, Inc.                           28,911            833
    Enhance Financial Services
    Group, Inc.                                  18,700          1,113
        Enova Corp.                             115,000          3,112
    Enron Oil & Gas Co.                         159,176          3,373
-   Ensec International Inc.                     25,000              8
-   Enstar Inc.                                  21,266            165





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                                                                MARKET
                                                                VALUE*
EXTENDED MARKET PORTFOLIO                        SHARES          (000)
-----------------------------------------------------------------------
    Enterprise Federal Bancorp, Inc.              3,000    $        95
-   EntreMed, Inc.                               70,500            798
-   Epitope Inc.                                 96,100            481
    The Equitable Cos.                          213,109         10,602
    Equitable Resources, Inc.                    34,750          1,229
    Equity Office Properties
        Trust REIT                              244,200          7,708
    Equity Residential Properties
        Trust REIT                               80,800          4,085
-   Equivest Finance, Inc.                       51,675            278
-   ErgoBilt, Inc.                               55,600            521
    Erie Indemnity Co. Class A                   67,417          1,989
    Essex County Gas Co.                          6,800            311
-   Essex International, Inc.                    28,000            833
-   Esterline Technologies Corp.                 26,155            942
    Ethan Allen Interiors, Inc.                  28,500          1,099
    Ethyl Corp.                                 119,704            920
-   Europa Cruises Corp.                         48,700             33
    Everest Reinsurance
        Holdings, Inc.                           49,300          2,034
    Evergreen Bancorp, Inc.                      37,900            943
-   Exabyte Corp.                                81,300            523
-   EXCEL Communications, Inc.                  138,801          2,013
-   Excel Switching Corp.                        50,500            903
    Exide Corp.                                  48,100          1,245
    Expeditors International of
        Washington, Inc.                         43,100          1,659
-   Expert Software Inc.                         31,800            113
-   Express Scripts                              27,400          1,644
-   Extended Stay America, Inc.                  88,900          1,106
    F & M Bancorp                                16,485            626
-   FAC Realty Inc. REIT                         91,200            707
    FFY Financial Corp.                          23,100            765
-   FPA Medical Management, Inc.                 33,400            622
-   FSI International, Inc.                      60,500            711
-   FTP Software, Inc.                          116,900            263
-   Fairchild Corp.                              47,700          1,187
-   Falcon Drilling Co., Inc.                    82,400          2,889
    Family Dollar Stores, Inc.                  112,100          3,286
-   Fastcomm Communications Corp.                25,100             60
    Fastenal Co.                                 37,700          1,442
    Federal-Mogul Corp.                          37,100          1,503
    Federal Realty Investment
        Trust REIT                               36,300            935
    Federal Signal Corp.                         42,737            924
    Felcor Suite Hotels, Inc. REIT               36,200          1,285
-   Female Health Co.                            37,600            132
    Ferro Corp.                                  34,463            838
-   Figgie International Inc. Class A            61,300            805
-   Filene's Basement Corp.                     113,450            454
-   FileNet Corp.                                50,600          1,524
    FINA Inc.                                    29,900          1,914
    Financial Security Assurance
        Holdings Ltd.                            31,100          1,501
-   Fine Host Corp.                              28,500            143
    Fingerhut Co.                                41,746            892
    FINOVA Group, Inc.                           56,396          2,802
    First American Corp. (Tenn.)                 60,400          3,005
    First American Bank Corp.                    90,538          6,983
    First Bancorp North Carolina                  3,500            123
    First Bell Bancorp, Inc.                     40,200            764
    First Brands Corp.                           41,800          1,126
    First Citizens BancShares Class A            11,300          1,176
    First Commerce Corp.                         40,615          2,731
    First Commercial Corp.                       36,577          2,144
    First Federal Capital Corp.                  28,050            950
    First Empire State Corp.                      6,700          3,116
    First Hawaiian, Inc.                         30,800          1,224
    First Home Bancorp Inc.                       4,266            129
    First Industrial Realty Trust REIT           29,500          1,066
    First Midwest Financial, Inc.                 1,050             24
    First Mutual Savings Bank                     4,422             82
-   First Pacific Networks, Inc.                 73,000              2
    First Palm Beach Bancorp                     22,100            953
-   First Republic Bank                          33,600          1,073
    First Security Corp.                        117,168          4,906
    First Southern Bancshares                     1,600             24
    First Tennessee National Corp.               65,300          4,359
    First United Bancorporation                  14,876            311
    First Virginia Banks, Inc.                   54,263          2,805
    Firstar Corp.                               150,622          6,392
-   FIRSTPLUS Financial Group, Inc.              44,200          1,696
-   FIserv, Inc.                                 53,250          2,616
-   First Federal Financial Corp.                29,275          1,134
    First Bancorp of Ohio                        61,000          1,731
    Fisher Scientific
        International Inc.                       26,000          1,242
-   Flagstar Cos.                               109,500              2
    Fleming Cos., Inc.                           40,000            538
    Flexsteel Industry                           37,800            534
    Florida East Coast Railway Co.                8,900            856
-   Florida Panthers Holdings, Inc.              62,800          1,083
    Florida Progress Corp.                      100,800          3,956
    Florida Rock Industries, Inc.                43,200            983
-   Florsheim Group Inc.                         66,615            421
    Flowers Industries, Inc.                     88,000          1,810
    Flowserve Corp.                              62,094          1,735
    Fluke Corp.                                  43,690          1,139
    Flushing Financial Corp.                     34,100            814
    Food Lion Inc. Class A                      430,150          3,629
    Food Lion Inc. Class B                       50,005            413
-   Foodarama Supermarkets, Inc.                 22,400            510
-   Footstar Inc.                                27,400            736
-   Forcenergy Inc.                              50,726          1,328
-   FORE Systems, Inc.                           95,800          1,461
    Foremost Corp. of America                    19,500          1,360
    Forest City Enterprise Class A               25,950          1,508
-   Forest Laboratories, Inc.                    39,608          1,953
-   Forte Software, Inc.                         75,100            573
-   Foundation Health Systems
        Class A                                 124,632          2,789
    Franchise Finance Corp. of
    America REIT                                 38,900          1,050
-   Franklin Bancorporation, Inc.                39,075            830
-   Franklin Covey Co.                           44,400            977
-   Franklin Electronic
        Publishers, Inc.                         58,900            736
    Franklin Resources Corp.                    131,020         11,391
-   Freeport-McMoRan
        Sulphur Inc.                              9,098            107
    Fremont General Corp.                        37,027          2,027
-   Friede Goldman International, Inc.           44,500          1,329





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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
    Frisch's Restaurants, Inc.                   46,234    $       618
-   Fritz Cos., Inc.                             78,100          1,089
    Frontier Insurance Group, Inc.               58,600          1,340
    H.B. Fuller Co.                              22,150          1,096
    Fulton Financial Corp.                       38,751          1,259
    Fund American Enterprise
        Holding Co.                              12,185          1,474
-   Furniture Brands International Inc.          68,200          1,398
    G & K Services, Inc.                         34,725          1,458
    G & L Realty Corp.                           36,200            767
    GATX Corp.                                   25,000          1,814
-   GST Telecommunications Inc.                  80,500            956
-   GT Interactive Software Corp.               119,700            763
    Gainsco, Inc.                                89,261            759
    Galileo International, Inc.                 108,900          3,008
    Arthur J. Gallagher & Co.                    32,900          1,133
-   Garden Fresh Restaurant Corp.                40,500            582
-   Gartner Group, Inc. Class A                  97,500          3,632
-   GateField Corp.                              97,488            134
-   Gateway 2000, Inc.                          157,700          5,145
-   Gaylord Container Corp.                     144,900            833
    Gaylord Entertainment Co.
        Class A                                  32,157          1,027
    GenCorp, Inc.                                50,000          1,250
-   Genentech, Inc. Special
        Common Stock                            128,573          7,795
    General Binding Corp.                        32,800            984
-   General DataComm
        Industries, Inc.                        126,600            593
    General Growth Properties
        Inc. REIT                                36,500          1,319
    General Motors Corp. Class H                105,452          3,895
-   General Nutrition Cos., Inc.                 82,000          2,788
-   General Scanning, Inc.                       34,500            595
-   General Semiconductor, Inc.                  92,250          1,067
-   Gentex Corp.                                 57,700          1,551
-   Genesis Health Ventures Inc.                 55,850          1,473
-   Geneva Steel Class A                         70,900            146
-   Genlyte Group, Inc.                          49,400            877
-   Genome Therapeutics Corp.                    88,530            559
    Genovese Drug Stores, Inc.
        Class A                                  49,889            854
-   Genrad, Inc.                                 50,112          1,513
-   Gensia Sicor Inc.                           182,207          1,059
    Geon Co.                                     50,100          1,171
-   Genzyme Corp.                                75,576          2,097
    Georgia Gulf Corp.                           32,782          1,004
-   Georgia Pacific (Timber Group)              100,000          2,269
    Gerber Scientific, Inc.                      59,600          1,185
-   Getchell Gold Corp.                          35,919            862
    Getty Realty Corp.                           46,632          1,032
-   Getty Petroleum Marketing Inc.              121,032            654
-   Gibson Greetings, Inc.                       40,100            877
-   Gilead Sciences, Inc.                        37,500          1,434
    P.H. Glatfelter Co.                          70,400          1,311
-   Glenayre Technologies, Inc.                 116,912          1,155
    Glenborough Realty Trust,
    Inc. REIT                                    53,800          1,594
-   Global Motorsport Group Inc.                 45,000            523
-   Global DirectMail Corp.                      32,846            569
-   Global Industrial
        Technologies, Inc.                       57,700            977
-   Global Industries Ltd.                       88,100          1,498
-   Global Marine, Inc.                         175,000          4,288
-   Globalink, Inc.                              62,700            157
-   Globe Business Resources, Inc.               27,100            572
-   Gold Reserve Corp.                           63,400            230
-   Golden Books Family
        Entertainment, Inc.                      90,500            933
    Golden Enterprises Inc.                      73,300            495
-   Golden State Bancorp Inc.                    49,105          1,835
-   E. Gottschalk & Co., Inc.                    72,800            610
    Graco, Inc.                                  33,577          1,253
-   Graham-Field Health
        Products Inc.                            63,516          1,060
-   Grand Casinos, Inc.                          79,600          1,085
    Granite State Bankshares, Inc.               24,650            659
-   Great Bay Casino Corp.                       17,221             22
    Green Mountain Power Corp.                   16,907            310
    Green Point Financial Corp.                  45,300          3,287
    Grief Brothers Corp. Class A                 41,200          1,396
-   Grey Wolf, Inc.                             164,400            884
-   Grist Mill Co.                               45,950            460
-   GTech Holdings Corp.                         42,000          1,341
-   Guess ?, Inc.                               109,300            751
    Guilford Mills, Inc.                         39,425          1,079
-   Gulfstream Aerospace Corp.                   74,200          2,170
-   Gundle/SLT Environmental, Inc.              131,300            689
-   Gymboree Corp.                               27,060            741
    HCC Insurance Holdings, Inc.                 43,600            927
    HFNC Financial Corp.                         56,300            816
-   HMN Financial, Inc.                          30,400            988
-   HMT Technology Corp.                         84,800          1,102
    HSB Group Inc.                               19,143          1,056
-   HSN, Inc.                                    47,291          2,435
    HUBCO, Inc.                                  42,954          1,681
-   Hadco Corp.                                  23,051          1,043
-   Haemonetics Corp.                            64,900            909
-   Halter Marine Group, Inc.                    50,593          1,461
-   Hambrecht & Quist Group                      23,400            854
    Hancock Fabrics, Inc.                        63,900            927
    Hancock Holding Co.                          20,085          1,215
-   Handleman Co.                               128,100            889
    Handy & Harman                               40,300          1,390
    M.A. Hanna Co.                               50,975          1,287
    Hannaford Brothers Co.                       42,800          1,859
-   Hanover Compressor Co.                       56,400          1,153
-   Hanover Direct, Inc.                         96,876            285
-   Harbinger Corp.                              34,088            959
    Harley-Davidson, Inc.                       157,108          4,301
    Harman International
        Industries, Inc.                         17,114            726
    Harrodsburg First Financial
        Bancorp                                   9,800            164
    Harsco Corp.                                 48,632          2,097
    Harte-Hanks Communications Co.               35,091          1,303
    Hartford Life, Inc.                          37,800          1,713
-   Hauser, Inc.                                 85,200            511
    Haven Bancorp, Inc.                          38,000            855
    Hawaiian Electric Industries Inc.            29,335          1,199





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                                                                MARKET
                                                                VALUE*
EXTENDED MARKET PORTFOLIO                        SHARES          (000)
-----------------------------------------------------------------------
-   Healthcare Services Group, Inc.              53,476    $       675
    Health Care Properties Investors             30,100          1,138
-   Health Management Associates
        Class A                                 170,332          4,301
-   Healthcare & Retirement Corp.                45,050          1,813
-   HealthCare COMPARE Corp.                     32,165          1,644
-   Healthcare Financial
        Partners, Inc.                           27,100            962
    Healthcare Realty Trust Inc.                 41,000          1,186
    HealthPlan Services Corp.                    45,300            951
-   Heartport Inc.                               54,200          1,104
-   Heartland Technology, Inc                     2,300             38
    Health and Retirement
        Properties Trust                         97,600          1,952
    Health Care REIT, Inc.                       48,400          1,361
-   Hecla Mining Co.                            153,200            756
-   Hector Communications Corp.                  35,350            327
-   Heftel Broadcasting Corp.                    27,800          1,300
    HEICO Corp.                                  42,729          1,207
    Heilig-Meyers Co.                            50,618            607
-   Hein-Werner Corp.                            11,658             85
-   Hemasure, Inc.                               55,200             52
    Herbalife International Class A              18,200            382
-   Herbalife International Class B              36,400            783
    Hertz Corp. Class A                          40,700          1,638
-   Hexcel Corp.                                 36,800            918
    Hibernia Corp. Class A                      129,328          2,433
-   High Plains Corp.                           107,997            310
-   Highlands Insurance Group                    38,000          1,078
    Highwood Properties, Inc. REIT               34,900          1,298
    Hillenbrand Industries, Inc.                 71,850          3,678
-   Hitox Corp. of America                       40,700             74
    Hollinger International, Inc.                82,600          1,156
    Holly Corp.                                  31,600            873
-   Hollywood Casino Corp.                      102,600            189
-   Hollywood Entertainment Corp.               106,171          1,128
-   Home Products International Inc.             41,020            482
-   Homebase Inc.                                94,300            743
-   Homeside, Inc.                               41,600          1,147
-   Homestead Village, Inc.                      66,470          1,001
    HON Industries, Inc.                         29,000          1,711
    Horace Mann Educators Corp.                  53,600          1,524
    Hormel Foods Corp.                           75,700          2,479
-   Host Marriott Services Corp.                 89,990          1,339
    Hospitality Properties Trust REIT            41,700          1,371
-   Hospitality Worldwide Services               56,500            742
-   Host Marriott Corp.                         207,150          4,065
    Houghton Mifflin Co.                         40,400          1,550
-   House of Fabrics, Inc.                        1,299              3
-   Houston Exploration Co.                      53,100            976
-   Howmet International Inc.                    39,600            594
    Hubbell Inc. Class A                            500             24
    Hubbell Inc. Class B                         68,906          3,398
-   Hudson Technology, Inc.                       5,600             20
    Hughes Supply, Inc.                          38,261          1,337
-   Human Genome Sciences, Inc.                  26,000          1,034
    J.B. Hunt Transport Services, Inc.           34,903            654
-   Hyperion Software Corp.                      42,300          1,512
-   Hyseq, Inc.                                  58,300            561
    IBP, Inc.                                    90,500          1,895
    IBS Financial Corp.                          47,625            842
    ICN Pharmaceuticals, Inc.                    46,485          2,269
-   ICOS Corp.                                   96,200          1,762
-   IDX Systems Corp.                            57,582          2,131
    IES Industries, Inc.                         29,840          1,098
-   IGI, Inc.                                    68,500            257
-   IHOP Corp.                                   26,700            868
    IMC Global Inc.                             133,044          4,357
-   IMC Global Inc.
        Warrants Exp. 12/22/2000                 14,352             56
    IMCO Recycling, Inc.                         38,200            614
    INMC Mortgage Holdings Inc.                  55,700          1,305
-   I-Link, Inc.                                 80,800            495
    IRT Property Co. REIT                        80,000            945
-   ITI Technologies, Inc.                       36,300            790
-   ITT Educational Services, Inc.               55,400          1,236
-   IXC Communications, Inc.                     31,600            991
    Idaho Power Co.                              37,600          1,415
    IDEX Corp.                                   38,000          1,325
-   IDEXX Laboratories Corp.                     74,300          1,184
    Illinois Central Corp.                       60,500          2,061
-   Identix, Inc.                                82,700            796
    Illinova Corp.                               74,376          2,004
-   Image Entertainment, Inc.                    74,500            256
-   Imagyn Medical
        Technologies, Inc.                      144,884            358
-   Imation Corp.                                38,280            612
-   Immunex Corp.                                49,700          2,684
-   ImmuLogic
        Pharmaceutical Corp.                    121,000            227
-   Immune Response                              81,083            902
-   Imo Industries, Inc.                         15,100             68
-   Imperial Bancorp                             39,850          1,965
-   Imperial Credit                              51,074          1,047
    Imperial Holly Corp.                         21,923            239
-   Immunomedics Inc.                           160,900            583
-   Inacom Corp.                                 35,196            988
-   INCYTE Pharmaceuticals, Inc.                 40,800          1,836
    Independent Bank Corp.                       56,200          1,033
    Indiana Energy, Inc.                         29,700            978
-   Inference Corp. Class A                      27,600            109
-   Information Storage
        Devices, Inc.                            83,400            503
-   Informix Corp.                              146,600            696
-   Infinity Financial Technology, Inc.          65,200          1,365
    Information Management
        Associates, Inc.                         63,400            594
-   Information Resources, Inc.                  67,734            906
-   Ingram Micro, Inc.                           30,800            897
-   Input/Output, Inc.                           42,100          1,250
-   Innova Corp.                                 45,600            695
-   INSO Corp.                                   67,800            784
    Innkeepers USA Trust REIT                    70,000          1,085
-   Insurance Auto Auctions, Inc.                68,700            790
-   Integrated Device Technology Inc.            78,200            738
    Integrated Health Services, Inc.             63,313          1,975
-   Integrated Silicon Solution, Inc.            77,200            589
-   Integrated Systems, Inc.                     60,400            831
-   Integrated Systems Consulting
        Group Inc.                               53,217            592
-   Intelligent Electronics Inc.                146,802            817
-   Intelligent Medical Imaging, Inc.            86,700            314
    Interface, Inc.                              39,700          1,151
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
-   Interface Systems Inc.                       30,300    $        80
-   Intergraph Corp.                            103,400          1,034
-   Interim Services, Inc.                       40,200          1,040
-   Interlink Electronics Inc.                   36,800            163
    Intermet Corp.                               45,900            803
-   International Dairy Queen, Inc.
        Class A                                  36,212            970
-   International Home Foods, Inc.                6,600            185
    International Game Technology               120,298          3,038
-   International Lottery & Totalizator
        Systems Inc.                             51,600             42
    International Multifoods Corp.               39,869          1,129
-   International Network Services               59,400          1,374
-   International Rectifier Corp.                69,800            825
-   International Specialty
        Products, Inc.                           93,500          1,397
-   Interneuron Pharmaceutical, Inc.             90,500            860
-   Interpore International                      64,800            389
-   Intersolv                                    71,200          1,442
    Interstate Bakeries Corp.                    75,000          2,803
-   Interstate Hotels Co.                        34,700          1,217
-   InterVoice, Inc.                             75,587            567
    Intimate Brands, Inc.                       263,000          6,328
-   Intuit, Inc.                                 47,800          1,972
    Invacare Corp.                               55,243          1,202
-   Investment Technology
        Group, Inc.                              44,700          1,252
-   Invision Technologies, Inc.                  78,100            596
-   Iomega Corp.                                268,000          3,333
    IPALCO Enterprises, Inc.                     45,500          1,908
    Irvine Apartment Communities,
        Inc. REIT                                39,600          1,260
-   ISIS Pharmaceuticals, Inc.                   64,974            800
-   i2 Technologies, Inc                         28,600          1,509
-   IVAX Corp.                                  122,800            829
    JDN Realty Corp. REIT                        37,900          1,227
-   JTS Corp.                                   119,356             30
-   J & J Snack Foods Corp.                      43,400            711
    J & L Specialty Steel Inc.                   35,700            359
    JLG Industries, Inc.                         89,000          1,257
-   JLM Industries, Inc.                         41,300            423
-   JP Foodservice, Inc.                         38,697          1,429
    JSB Financial                                22,799          1,141
-   Jabil Circuit, Inc.                          36,700          1,459
-   Jackpot Enterprises, Inc.                    59,327            671
-   Jacobs Engineering Group Inc.                39,300            997
-   Jacor Communications, Inc.                   42,700          2,268
-   Jan Bell Marketing Inc.                     127,700            319
    Jefferson Savings Bancorp, Inc.              41,800            857
-   Jefferson Smurfit Corp.                     108,900          1,538
    John Alden Financial Corp.                   48,600          1,166
    John Nuveen Co. Class A                      30,543          1,069
    Johns Manville Corp.                        163,700          1,647
-   Jones Apparel Group, Inc.                    52,600          2,262
-   Jones Intercable Inc.                        76,600          1,345
    Jones Medical Industries, Inc.               40,650          1,555
-   Journal Register Co.                         49,200          1,033
-   Just for Feet, Inc.                          39,924            524
    Justin Industries, Inc.                      71,000            967
-   KFX, Inc.                                   128,850            419
    KN Energy, Inc.                              31,750          1,715
    K2 Inc.                                      39,045            888
    K U Energy Corp.                             36,700          1,440
-   K-V Pharmaceutical Co. Class A               45,500            944
-   Kaiser Aluminum &
        Chemical Corp.                           65,100            574
    Kaman Corp. Class A                          44,100            722
    Kansas City Power & Light Co.                61,800          1,827
    Kansas City Southern
        Industries, Inc.                        109,408          3,474
    Kaydon Corp.                                 50,600          1,651
-   Keane, Inc.                                  69,000          2,803
-   Kelly Oil Corp.                             148,000            324
    Kellwood Co.                                 38,100          1,143
    Kelly Services, Inc. Class A                 36,337          1,090
-   KEMET Corp.                                  36,700            711
    Kennametal, Inc.                             25,055          1,298
-   Kensey Nash Corp.                            50,200            835
-   Kent Electronics Corp.                       36,000            905
    Kentucky First Bancorp, Inc.                 11,600            173
-   Key Tronic Corp.                             66,100            289
    KeySpan Energy Corp.                         52,850          1,946
-   Keystone Consolidated
        Industries, Inc.                         41,919            503
    Keystone Financial, Inc.                     54,800          2,206
    Kimball International, Inc. Class B          55,400          1,021
    Kimco Realty Corp. REIT                      42,150          1,486
-   Kirby Corp.                                  56,700          1,095
    Klamath First Bancorp                        38,200            821
    Knape & Vogt Manufacturing Co.               38,062            828
-   Knoll, Inc.                                  41,800          1,343
    Koger Equity, Inc. REIT                      51,200          1,123
-   Kohls Corp.                                  79,800          5,436
-   Komag, Inc.                                  79,200          1,178
-   Koo Koo Roo, Inc.                            87,300            188
-   Kronos, Inc.                                 28,050            864
-   Kulicke & Soffa Industries, Inc.             45,900            855
-   L.A. Gear, Inc.                             136,216              8
-   LCA-Vision, Inc.                             32,933             37
-   LCI International, Inc.                     119,741          3,682
    LG&E Energy Corp.                            66,100          1,636
-   LHS Group, Inc.                              23,700          1,416
    LNR Property Corp.                           63,150          1,492
    LTV Corp.                                   102,723          1,002
-   LTX Corp.                                   139,412            619
    La Quinta Inns Inc.                          74,449          1,438
    La-Z-Boy Inc.                                24,600          1,061
    Lab Holdings, Inc.                           29,400            684
    LabOne Inc.                                  48,400            850
-   Laboratory Corp. of America                 186,044            314
    Lafarge Corp.                                64,300          1,901
-   Laidlaw Environmental
        Services, Inc.                          163,100            795
-   LAM Research Corp.                           54,535          1,595
    Lancaster Colony Corp.                       28,210          1,590
    Lance, Inc.                                  52,841          1,390
    Landmark Bancshare, Inc.                     17,000            423
-   Lands' End, Inc.                             36,300          1,273
-   Landry's Seafood Restaurants, Inc.           32,600            782
-   LaSalle Partners Inc.                        34,400          1,226
-   Laser Mortgage Management, Inc.              22,000            319
-   Lattice Semiconductor Corp.                  23,100          1,094





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                                                                MARKET
                                                                VALUE*
EXTENDED MARKET PORTFOLIO                        SHARES          (000)
-----------------------------------------------------------------------
    Estee Lauder Cos. Class A                    64,229    $     3,304
    Lawson Products, Inc.                        30,850            918
    Lawter International Inc.                    87,254            949
    Lawyers Title Insurance Corp.                34,350          1,080
-   Lear Corp.                                   73,300          3,482
-   Learning Co., Inc.                           99,563          1,599
-   Learning Tree International, Inc.            25,700            742
    LeaRonal Inc.                                48,050          1,129
-   The Leather Factory, Inc.                    16,000              8
-   Lechters Corp.                              107,200            543
    Lee Enterprises, Inc.                        44,000          1,301
-   Legato Systems, Inc.                         38,500          1,694
    Leggett & Platt, Inc.                        97,100          4,066
    Legg Mason Inc.                              32,133          1,797
    Lehman Brothers Holdings, Inc.              122,015          6,223
    Lennar Corp.                                 94,311          2,034
    Leucadia National Corp.                      63,276          2,183
-   Lexington Global Asset
        Managers, Inc.                           27,600            252
-   Lexmark International Group, Inc.
        Class A                                  72,500          2,755
    Liberty Corp.                                31,300          1,463
    Liberty Financial Cos., Inc.                 42,000          1,586
    Liberty Property Trust REIT                  46,000          1,314
    Life Bancorp Inc.                            36,000          1,319
    Life Re Corp.                                25,100          1,636
    Lilly Industries Inc. Class A                54,388          1,122
-   Lin Television                               35,234          1,920
-   Lincare Holdings, Inc.                       27,900          1,590
    Lincoln Electric Co. Class A                 25,176            906
    Linear Technology Corp.                      77,504          4,466
-   Liposome Co., Inc.                          143,939            666
-   Littelfuse, Inc.                             42,000          1,045
-   Little Switzerland, Inc.                     67,000            473
-   Litton Industries, Inc.                      47,600          2,737
-   Lo-Jack Corp.                                60,400            891
-   Lone Star Steakhouse &
        Saloon, Inc.                             36,763            643
-   Lone Star Technologies, Inc.                 46,400          1,317
-   Long Beach Financial Corp.                   79,100            920
    Long Island Bancorp, Inc.                    23,100          1,146
    Long Island Lighting Co.                    123,365          3,716
    Longview Fibre Co.                           73,370          1,114
-   Loral Space & Communications                206,300          4,423
    Lubrizol Corp.                               58,933          2,173
    Luby's Cafeterias, Inc.                      51,200            899
    Lukens, Inc.                                 21,600            617
-   Lycos, Inc.                                  39,786          1,646
-   Lynx Therapeutics Inc.                        1,425             23
    Lyondell Petrochemical Co.                   83,654          2,217
-   M&F Worldwide Corp.                          82,200            807
    MAF Bancorp, Inc.                            41,314          1,461
-   MAI Systems Corp.                            60,275            151
    MCN Corp.                                    79,500          3,210
    MDU Resources Group, Inc.                    35,950          1,137
-   MEMC Electronic Materials, Inc.              54,700            834
    MFB Corp.                                    10,000            304
-   MGI Pharma, Inc.                            112,400            429
-   MGM Grand, Inc.                              57,539          2,075
    ML Bancorp Inc.                              43,900          1,317
-   MLC Holdings, Inc.                           50,100            607
-   MRV Communications Inc.                      46,514          1,111
-   M.S. Carriers Inc.                           35,900            893
-   MVSI, INC.                                   69,400            425
-   MacFrugal's Bargains Close
        Outs, Inc.                               38,900          1,600
    The Macerich Co. REIT                        49,000          1,397
    Mack-Cali Realty Corp.                       51,700          2,120
-   The MacNeal-Schwendler Corp.                 68,700            661
-   Macromedia                                   97,677            812
-   Mafco Consolidated Group Inc.
        Rights Exp. 1/1/1999                     78,000             27
-   Magellan Health Services, Inc.               50,000          1,075
    Magna Group                                  40,400          1,848
-   Magnatek                                     60,600          1,182
    Maine Public Service Co.                     15,000            182
    Manpower Inc.                                85,800          3,024
-   Mansur Industries, Inc.                      40,500            643
-   Manugistics Group, Inc.                      38,600          1,723
    Mapco Inc.                                   55,300          2,558
-   Marine Drilling Co., Inc.                    61,700          1,280
    Marion Capital Holdings                      12,500            339
    Mark IV Industries, Inc.                     65,632          1,436
-   Mark VII, Inc.                               46,600            775
-   Marquette Medical Systems Inc.               40,400          1,076
    Marshall & Ilsley Corp.                     112,110          6,965
-   Marshall Industries                          33,472          1,004
    Martin Marietta Materials, Inc.              46,600          1,704
-   Marvel Entertainment Group                   87,034             44
    Maryland Federal Bancorp                     38,378          1,343
    MascoTech Inc.                               82,585          1,518
-   Mastec Inc.                                  49,583          1,134
-   Mastech Corp.                                47,100          1,495
-   Matria Healthcare, Inc.                     149,878            843
-   Maxim Integrated Products, Inc.             132,360          4,566
    May Department Stores Co.                     4,513            238
-   Maxxam Inc.                                  20,600            899
-   MAXIMUS, Inc.                                39,400            953
    McClatchy Newspapers, Inc.                   37,850          1,029
    McCormick & Co., Inc.                        74,283          2,080
-   J. Ray McDermott SA                          40,800          1,754
    McKesson Corp.                               47,106          5,096
-   McLeod, Inc.                                 53,100          1,699
-   McMoRan Oil and Gas                         303,629            977
-   McWorter Technologies Inc.                   33,800            870
-   Mechanics Savings Bank                       31,000            808
-   Medaphis Corp.                              148,300            964
    Medford Bancorp, Inc.                        21,001            824
    Media General, Inc. Class A                  25,000          1,045
-   Medicis Pharmaceutical Corp.                 27,725          1,417
-   MedImmune Inc.                               39,700          1,702
-   Medical Dynamics, Inc.                       63,700            147
-   MEDIQ, Inc.                                  87,700            976
-   Medtox Scientific Inc.                        8,400              3
-   Mednet MPC Corp.                            120,500              2
    Meditrust Corp.                              74,759          2,738
-   MedPartners, Inc.                           189,417          4,238
-   Men's Wearhouse, Inc.                        32,950          1,145
    Mentor Corp.                                 39,115          1,428
-   Mentor Graphics Corp.                       111,400          1,079





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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
    Mercantile Bancorp, Inc.                    139,260    $     8,564
    Mercantile Bankshares Corp.                  72,025          2,818
    Merchants Bancshares, Inc.                   25,500            829
    Merchants New York
        Bancorporation                           26,500          1,113
-   Mercury Finance Co.                         156,335             98
    Mercury General Corp.                        57,200          3,160
    Meridian Industrial Trust,
        Inc. REIT                                38,900            992
-   Merisel, Inc.                               153,310            671
-   Meridian Gold Co.                           119,000            350
    Meritor Automotive, Inc.                     75,000          1,580
-   Merix Corp.                                  45,100            682
    Merrill Corp.                                49,000          1,139
    Merry Land & Investment Co.,
        Inc. REIT                                66,100          1,512
-   Mesa Air Group Inc.                          59,700            295
-   Mesaba Holdings, Inc.                        48,000          1,248
    Met-Pro Corp.                                41,579            686
-   MetaCreations Corp.                          72,162            803
-   Metal Management, Inc.                       44,100            733
-   Metro-Goldwyn-Mayer Inc.                     75,000          1,500
-   Metrocall, Inc.                             197,000            973
-   Metromedia International
        Group, Inc.                             130,900          1,244
    Metrowest Bank                               97,638            879
-   Metzler Group, Inc.                          28,400          1,140
-   Fred Meyer Inc.                              87,322          3,176
    Michael Foods Group, Inc.                    62,555          1,525
-   Michaels Stores, Inc.                        40,600          1,188
    Michigan Financial Corp.                      9,755            310
-   Microchip Technology, Inc.                   53,175          1,595
-   Micro Warehouse Inc.                         68,800            959
-   Microdyne Corp.                             107,500            645
-   Micron Electronics, Inc.                     93,800            856
-   Micronics Computers, Inc.                    85,600            158
-   Microtouch Systems, Inc.                     35,501            559
    Mid-America Apartment
        Communities, Inc. REIT                   39,100          1,117
-   Mid-American Waste
        Systems, Inc.                           148,500              4
-   Mid Atlantic Medical
        Services, Inc.                           95,100          1,213
    Mid Continent Bancshares, Inc.               13,700            654
    Mid-Iowa Financial Corp.                     10,560            121
    Mid-America Bancorp                          34,160          1,149
    MidAmerican Energy Co.                       98,994          2,178
-   Midisoft Corp.                               39,202             25
-   Midway Games Inc.                            60,200          1,095
-   Midwest Grain Products                       36,950            462
    Millenium Chemicals, Inc.                    77,100          1,817
-   Millenia, Inc.                                  625              2
    Herman Miller, Inc.                          45,742          2,496
    Minerals Technologies, Inc.                  22,900          1,041
    Minnesota Power & Light Co.                  33,900          1,477
-   Miravant Medical Technology                  27,600          1,104
    Mississippi Chemical Corp.                   54,755            999
-   Mitcham Industries, Inc.                     43,000            785
    Mitchell Energy & Development
        Corp. Class A                            49,100          1,442
-   Mobile Telecommunications
        Technologies Corp.                       96,300          2,119
    Modern Controls, Inc.                        58,162            640
    Modine Manufacturing Co.                     32,100          1,095
-   Mohawk Industries, Inc.                      72,150          1,583
-   Molecular Biosystems, Inc.                   81,234            690
    Molex, Inc.                                 159,691          5,130
    Molex, Inc. Class A                           3,241             93
-   Molten Metal Technology                     132,100             12
-   MoneyGram Payment
        Systems, Inc.                            61,200            658
    The Money Store                              57,265          1,203
    Montana Power Co.                            57,300          1,823
    Morrison Health Care Inc.                    43,141            863
    Morrison Restaurants Inc.                    66,831            171
-   Mosaix Inc.                                  76,468            674
-   Mueller Industries Inc.                      21,616          1,275
    Murphy Oil Corp.                             46,630          2,527
-   Mycogen Corp.                                31,000            581
    Myers Industries, Inc.                       55,971            955
    Mylan Laboratories, Inc.                    124,300          2,603
-   Myriad Genetics, Inc.                        31,800            771
-   Mysoftware Co.                                3,000              6
    NAC Re Corp.                                 32,025          1,563
    NBT Bancorp, Inc.                            29,833            805
    NCH Corp.                                    14,700            963
-   NCO Group, Inc.                              36,900            950
-   NCR Corp.                                   104,500          2,906
    NGC Corp.                                   152,400          2,667
    NIPSCO Industries, Inc.                      63,070          3,118
-   N L Industries, Inc.                         90,900          1,239
-   NPC International Class A                    71,500            867
    NSS Bancorp, Inc.                            19,300            729
-   NTL Inc.                                     54,700          1,525
    NYMAGIC, Inc.                                35,600            981
    Nabisco Holdings Corp. Class A               51,700          2,504
-   Nabors Industries, Inc.                     101,600          3,194
-   Nashua Corp.                                 55,400            651
-   Nastech Pharmaceutical Co., Inc.             48,600            632
    National Bankcorp of Alaska Inc.              1,300            164
-   National Auto Credit Inc.                    93,703            498
-   National Beverage Corp.                      71,840            714
-   National City Bancorporation                 28,060            828
    National Community Bancorp                   48,496          1,709
    National Computer Systems, Inc.              34,000          1,199
    National Data Corp.                          25,339            915
    National Fuel Gas Co.                        39,900          1,943
    National Health Investors REIT               29,300          1,227
-   National Instruments Corp.                   31,050            900
-   National Medical Financial
        Services Corp.                           34,400              6
-   National-Oilwell, Inc.                       49,500          1,692
    National Presto Industries, Inc.             22,763            901
-   National Processing, Inc.                   104,500          1,032
-   National R. V. Holdings, Inc.                37,082          1,219
-   National Record Mart, Inc.                   49,100            178
-   National Steel Corp. Class B                 57,100            660
-   National Techteam, Inc.                      69,800            628
    Nationwide Financial
        Services, Inc.                           42,900          1,550





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                                                                MARKET
                                                                VALUE*
EXTENDED MARKET PORTFOLIO                        SHARES          (000)
-----------------------------------------------------------------------
    Nationwide Health
        Properties, Inc.                         40,400    $     1,030
-   Nautica Enterprises Inc.                     40,737            947
-   Neiman Marcus Group Inc.                     48,455          1,466
-   Network Associates, Inc.                     77,905          4,119
-   NetManage, Inc.                             124,200            349
-   Netscape Communications Corp.                73,585          1,794
-   Netsmart Technologies, Inc.                  11,200             10
-   Network Equipment
        Technologies, Inc.                       61,547            900
-   Network Appliance, Inc.                      55,600          1,974
-   Network Peripherals, Inc.                   121,500            881
    Nevada Power Co.                             47,152          1,252
    New Century Energies, Inc.                  107,115          5,135
    New England Business
        Service, Inc.                            33,900          1,144
    New England Electric System                  66,200          2,830
    New Jersey Resources Corp.                   25,300          1,014
-   New Mexico & Arizona Land Co.                42,725            625
    New Plan Realty Trust REIT                   60,355          1,539
    New York Bancorp Inc.                        41,600          1,651
    New York State Electric &
        Gas Corp.                                66,700          2,368
    Newcor, Inc.                                 41,580            390
-   Newfield Exploration Co.                     55,400          1,292
    Newhall Land & Farming Co.                   60,700          1,821
    Newmil Bancorp, Inc.                         23,900            311
    Newmont Gold Co.                            169,768          5,061
-   Newpark Resources, Inc.                      65,000          1,138
    Newport News Shipbuilding Inc.               62,300          1,585
-   NEXTEL Communications, Inc.                 293,838          7,640
-   NeXstar Pharmaceuticals Inc.                 68,291            777
-   NEXTLINK Communications, Inc.                31,400            669
-   Nine West Group, Inc.                        35,900            931
-   Nitches Inc.                                 30,128            189
    Noble Affiliates, Inc.                       56,336          1,986
-   Noble Drilling Corp.                        133,900          4,101
    Nordson Corp.                                23,440          1,075
    Norrell Corp.                                36,600            727
-   Nortek, Inc.                                 34,852            926
-   North American Vaccine, Inc.                 58,500          1,459
    North Fork Bancorp, Inc.                     76,664          2,573
    Northeast Utilities                         125,900          1,487
    Northern Trust Corp.                        115,400          8,049
-   Northwest Airlines Corp. Class A            109,100          5,223
    Northwest Natural Gas Co.                    31,900            989
    Northwest Savings Bank                      106,800          1,509
    Northwestern Public Service Co.              49,600          1,141
-   Nova Corp. (Georgia)                         48,900          1,223
-   NovaCare, Inc.                              105,700          1,381
-   Novavax, Inc.                                52,900            265
-   Novellus Systems, Inc.                       32,000          1,034
-   Nuevo Energy Co.                             33,900          1,381
    Nutrition for Life International, Inc.       43,900            241
-   nVIEW Corp.                                  25,049             20
-   OAO Technology                               10,440             97
    OEA, Inc.                                    27,700            802
    OGE Energy Corp.                             39,800          2,177
-   OHM Corp.                                    96,600            737
-   Oak Technology, Inc.                        115,200            749
-   Oakley, Inc.                                133,500          1,210
    Oakwood Homes Corp.                          45,500          1,510
    Oasis Residential, Inc. REIT                 42,700            953
-   Object Design, Inc.                          88,400            740
-   Objective Systems
        Integrators, Inc.                        93,200            781
-   Ocean Energy, Inc.                           24,800          1,223
-   Oceaneering International, Inc.              51,100          1,009
-   Ocwen Financial Corp.                        67,800          1,725
-   Office Depot, Inc.                          160,925          3,852
-   OfficeMax, Inc.                             122,700          1,748
-   Offshore Logistics, Inc.                     46,300            990
    Ogden Corp.                                  52,351          1,476
    Ohio Art Co.                                 14,800            220
    Ohio Casualty Corp.                          33,256          1,484
-   Old America Stores, Inc.                     41,200             28
    Old Kent Financial Corp.                     95,926          3,801
    Old National Bancorp                         25,404          1,229
    Old Republic International Corp.             87,461          3,252
    Olin Corp.                                   49,800          2,334
    Olsten Corp.                                 79,430          1,191
    Omnicare, Inc.                               80,400          2,492
    Omega Healthcare Investors,
        Inc. REIT                                36,241          1,400
    OmniQuip International, Inc.                 47,600            949
    Omega Financial Corp.                        16,400            549
-   Omnipoint Corp.                              74,600          1,734
-   On Assignment, Inc.                          38,600          1,023
    Onbancorp Inc.                               21,100          1,488
    One Valley Bancorp of
        West Virginia Inc.                       37,968          1,471
    Oneida Ltd.                                  50,834          1,357
-   Oneita Industries                            47,933             12
-   OneLink Communications, Inc.                 53,600             67
-   ONSALE, Inc.                                 52,700            949
-   Onyx Acceptance Corp.                        36,700            284
-   Ophthalmic Imaging System                     1,000              2
-   Optical Cable Corp.                         102,400            838
    Optical Coating Laboratory, Inc.             52,585            723
    Orange & Rockland Utilities, Inc.            19,900            927
-   Orbital Sciences Corp.                       58,200          1,731
-   Oregon Metallurgical Corp.                   33,175          1,107
    Oregon Steel Mills, Inc.                     37,500            799
-   O'Reilly Automotive, Inc.                    46,900          1,231
    Oriental Financial Group                     32,525            962
-   Oriole Homes Corp. Class B                   19,300             84
    Orion Capital Corp.                          33,600          1,560
-   Orthologic Corp.                            130,900            728
-   Orthodontic Centers of
        America, Inc.                            78,300          1,302
    Oshkosh B Gosh, Inc. Class A                 24,100            795
    O'Sullivan Corp.                             67,175            714
-   Outback Steakhouse                           46,554          1,338
-   Outdoor Systems, Inc.                        81,275          3,119
-   Outlook Group Corp.                           8,000             58
    Overseas Shipholding Group Inc.              61,500          1,341
-   Oxford Health Plan                           79,400          1,236
-   Oxigene, Inc.                                39,361            689
    PCA International, Inc.                      31,898            670
-   PCD, Inc.                                    42,000            987
-   P-Com, Inc.                                  75,800          1,308
-   PDG Environment Industries                    7,140             12





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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
-   PICO Holdings Inc.                          135,729    $       874
    PIMCO Commercial Mortgage
        Securities, Inc.                         54,300            743
    PMC Capital, Inc.                            50,200            731
-   PMC Sierra Inc.                              52,688          1,633
    The PMI Group Inc.                           34,600          2,502
-   PMR Corp.                                    30,800            616
-   PMT Services Inc                             66,765            926
    PS Group Holdings Inc.                       37,200            465
-   PVF Capital Corp.                            13,860            280
    Pacific Century Financial Corp.              80,002          1,980
-   Pacific Crest Capital Inc.                   43,645            797
    Pacific Gulf Properties, Inc. REIT           45,500          1,081
    Pacific Scientific Co.                       47,600          1,142
-   PacificAmerica Money
        Center, Inc.                             33,500            611
-   Pacificare Health Systems Inc.
        Class A                                  16,295            819
-   Pacificare Health Systems Inc.
        Class B                                  23,057          1,208
    Pacificare Health Systems Inc.
    $1.00 Cvt. Pfd.                               6,320            144
-   PageMart Wireless, Inc.                     101,300            798
-   Paging Network, Inc.                        100,000          1,075
    PaineWebber Group, Inc.                     143,412          4,957
-   Pairgain Technologies, Inc.                  68,000          1,318
-   Papa John's International, Inc.              26,550            926
-   Paragon Health Network, Inc.                 20,387            399
-   Park-Ohio Industries, Inc.                   49,309            900
-   Parker Drilling Co.                         120,900          1,473
    Patina Oil & Gas Corp.                       89,668            689
-   Patina Oil & Gas Corp.
        Warrants Exp. 5/1/2001                   19,484             28
    Patriot American Hospitality,
        Inc. REIT                                65,381          1,884
-   Patterson Dental Co.                         36,400          1,647
-   Paul-Son Gaming Corp.                        28,100            407
-   Paxar Corp.                                  49,500            733
    Paychex, Inc.                               110,748          5,607
-   Payless ShoeSource, Inc.                     40,400          2,712
-   Paymentech, Inc.                             74,967          1,106
-   Peapod, Inc.                                 91,800            597
-   PEC Israel Economic Corp.                    49,300          1,066
-   Pegasus Gold Inc.                            99,900             62
-   Pegasystems Inc.                             30,500            616
    Penford Corp.                                30,309          1,061
    Penn Engineering &
        Manufacturing Corp.                      31,100            746
    Penn Engineering &
        Manufacturing Corp. Class A               8,300            207
    Penncorp Financial Group Inc.                26,700            953
    Pennfed Financial Services, Inc.             27,600            945
    Pennsylvania Enterprises Inc.                31,800            803
    Pentair, Inc.                                39,608          1,423
    Peoples Bancorp Inc.                          5,400            244
    Peoples Bank of Bridgeport                   61,750          2,347
    Peoples Bank                                  1,007             34
-   People's Choice TV Corp.                     40,500             72
    Peoples Heritage Financial
        Group Inc.                               32,959          1,516
-   PeopleSoft, Inc.                            226,200          8,822
-   Perini Corp.                                 38,400            346
    Perpetual Midwest Financial, Inc.             2,300             67
-   Perrigo Co.                                  98,600          1,319
-   Personnel Group of America, Inc.             32,598          1,076
-   Petco Animal Supplies, Inc.                   9,630            231
    Petroleum Heat & Power Co.                   96,500            223
-   PETsMART, Inc.                              106,500            772
-   Pharmaceutical Product
        Development, Inc.                        58,983            907
-   Pharmaceutical Resources, Inc.              113,688            171
-   PharMerica, Inc.                             51,426            534
-   Philip Services Corp.                        79,213          1,139
    Phillips-Van Heusen Corp.                    69,193            986
-   Phoenix International Ltd., Inc.             35,600            525
-   Phonetel Technologies, Inc.                   4,000             12
-   Photronics Labs Inc.                         49,996          1,212
-   PhyCor, Inc.                                 63,025          1,702
-   Physician Reliance Network, Inc.            121,500          1,268
-   Physician Sales & Service, Inc.              70,100          1,507
-   PictureTel Corp.                            104,400            679
    Piedmont Natural Gas, Inc.                   31,214          1,122
    Pier 1 Imports Inc.                          85,252          1,929
-   Piercing Pagoda, Inc.                        25,300            727
    Pilgrim's Pride Corp.                        73,500          1,144
    Pillowtex Designs                             9,012            314
    Pinnacle Financial Services, Inc.            28,400          1,402
-   Pinnacle Systems, Inc.                       43,100          1,051
    Pinnacle West Capital Corp.                  88,200          3,737
    Pioneer Group, Inc.                          45,200          1,271
    Pioneer Natural Resources Co.                74,456          2,155
    Pioneer Standard Electronics Inc.            61,825            943
    Pittston Brink's Group                       42,900          1,727
    Pittston Burlington Group                    42,800          1,124
    Pittway Corp. Class A                        21,316          1,484
-   Pixar, Inc.                                  71,000          1,535
-   PJ America Inc.                              47,300            710
-   Planet Hollywood International,
        Inc. Class A                             95,400          1,264
-   PLATINUM technology, Inc.                    65,800          1,859
-   Plasma-Therm, Inc.                           77,400            527
-   Players International, Inc.                 146,000            465
-   Playboy Enterprises Inc. Class A             22,850            317
-   Playboy Enterprises Inc. Class B             40,750            639
    Plenum Publishing Corp.                      16,000            740
-   Plexus Corp.                                 45,100            671
    Pogo Producing Co.                           32,800            968
    Polaris Industries, Inc.                     46,950          1,435
-   Policy Management
        Systems Corp.                            24,264          1,688
-   Polo Ralph Lauren Corp.                      33,000            802
-   Polymer Group, Inc.                          52,900            503
-   Pool Energy Service Co.                      44,667            994
    Pope & Talbot, Inc.                          50,300            758
    Popular, Inc.                                69,044          3,418
    Post Properties, Inc. REIT                   57,531          2,337
    Potomac Electric Power Co.                  121,400          3,134
    Precision Castparts Corp.                    24,400          1,472
-   Precision Response Corp.                     93,400            952
-   Precision Systems, Inc.                     109,300            222
    Premark International, Inc.                  60,023          1,741
    Premier Farnell PLC ADR                      14,200            191





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                                                                MARKET
                                                                VALUE*
EXTENDED MARKET PORTFOLIO                        SHARES          (000)
-----------------------------------------------------------------------
    Premier Farnell PLC
    $1.35 Cvt. Pfd. ADR                          23,203    $       447
-   Premisys Communications, Inc.                61,900          1,617
-   Premiere Technologies, Inc.                  46,900          1,296
-   President Casinos                            26,213             93
    Presidential Life Corp.                      66,800          1,353
-   Presstek, Inc                                29,800            767
    Price Enterprises, Inc.                      56,300          1,027
    T. Rowe Price                                59,900          3,766
-   PriceSmart, Inc.                             39,800            694
-   Primadonna Resorts, Inc.                     57,938            967
    Prime Retail, Inc. REIT                      68,300            969
-   PRIMEDIA Inc.                               130,700          1,650
    Primex Technologies, Inc.                    26,010            878
-   Primark Corp.                                18,631            758
    Prime Bancorp Inc.                           23,082            860
-   Prime Hospitality Corp.                      63,000          1,284
-   Pride International Inc.                     47,100          1,189
-   Procom Technology, Inc.                      58,100            919
-   Proffitt's, Inc.                             59,600          1,695
    Progressive Bank, Inc.                       20,500            784
-   Promus Hotel Corp.                           89,189          3,746
    Protective Life Corp.                        30,800          1,840
-   Protein Design Labs                          35,900          1,436
    Provident Bankshares Corp.                   27,168          1,735
    Provident Cos., Inc.                        137,586          5,314
    Provident Financial Group, Inc.              40,725          1,975
    Psychemedics, Inc.                          115,956            696
-   PSINet, Inc.                                126,300            647
    Public Service Co. of
        New Mexico                               33,220            787
    Public Storage, Inc. REIT                   110,600          3,249
    Puerto Rican Cement Co., Inc.                20,400          1,024
    Puget Sound Energy Inc.                      92,141          2,782
    Pulitzer Publishing Co.                      21,533          1,353
-   Purus, Inc.                                   5,100             12
-   QMS, Inc.                                    82,100            210
-   QLogic Corp.                                 36,400          1,074
-   QAD Inc.                                     66,100            835
    Quaker State Corp.                           73,800          1,052
-   QUALCOMM, Inc.                               70,100          3,540
-   Quality Food Centers Inc.                    27,854          1,866
    Quanex Corp.                                 35,500            998
-   Quarterdeck Corp.                           123,000            200
-   Quantum Corp.                               133,500          2,678
    Queens County Bancorp, Inc.                  37,798          1,531
    Questar Corp.                                42,715          1,906
    Quick & Reilly Group, Inc.                   46,975          2,020
-   QuickResponse Services, Inc.                 25,000            925
-   Quintiles Transnational Corp.                76,600          2,930
-   Quorum Health Group, Inc.                    72,600          1,897
-   Qwest Communications
        International Inc.                      106,400          6,331
-   RCN Corp.                                    33,600          1,151
    RFS Hotel Investors, Inc. REIT               56,500          1,126
    R.L.I. Corp.                                 23,800          1,186
    RJR Nabisco Holdings Corp.                  336,042         12,602
    RPC Inc.                                     87,600          1,035
    RPM Inc. (Ohio)                              96,580          1,473
-   Rainbow Technologies, Inc.                   34,000            986
-   Rambus Inc.                                  22,100          1,011
-   Ralcorp Holdings, Inc.                       67,700          1,147
    Raritan Bancorp, Inc.                         1,950             55
-   Rational Software Corp.                     107,093          1,218
    Raymond James Financial, Inc.                38,075          1,511
    Rayonier Inc.                                28,200          1,200
    Raytheon Co. Class A                         57,956          2,858
-   Read Rite Corp.                              43,869            691
    Reader's Digest Assn., Inc.
        Class A                                 107,000          2,528
    Reader's Digest Assn., Inc.
        Class B                                     400             10
-   Reading & Bates Corp.                        72,125          3,020
    Reckson Associates Realty
    Corp. REIT                                   56,500          1,434
    Regal-Beloit Corp.                           42,400          1,253
-   Regal Cinemas, Inc.                          34,100            951
    Regis Corp.                                  22,540            566
    Regions Financial Corp.                     140,154          5,913
-   The Registry, Inc.                           21,100            968
    Reinsurance Group of
        America, Inc.                            31,200          1,328
    Reliance Bancorp, Inc.                       27,200            996
    Reliance Group Holdings                     109,514          1,547
    Reliastar Financial Corp.                    93,424          3,848
-   Remedy Corp.                                 33,000            693
-   Renal Treatment Centers, Inc.                42,800          1,546
-   Republic Bank/Clearwater Fla.                32,800            869
-   Rentrak Corp.                                66,500            299
    Republic Bancorp, Inc.                       55,708          1,191
-   Republic Industries, Inc.                   461,258         10,753
-   Research Frontiers, Inc.                     83,600            637
-   Response Oncology, Inc.                      96,603            809
-   Retix                                       142,391            667
-   Revlon, Inc. Class A                         18,400            650
-   Rexall Sundown, Inc.                         74,194          2,240
    Reynolds & Reynolds Class A                  76,300          1,407
    Richfood Holdings, Inc.                      46,300          1,308
    Riggs National Corp.                         56,300          1,513
-   Right Management Consultants                 57,900            738
    Roadway Express Inc.                         10,000            221
-   Robert Half International, Inc.              92,900          3,716
-   Roberts Pharmaceuticals                      84,600            809
    Rochester Gas and Electric Corp.             37,748          1,283
    Rock-Tenn Co.                                51,950          1,065
-   Rogers Corp.                                 24,500          1,001
    Rollins, Inc.                                57,300          1,164
    Rollins Truck Leasing                        66,375          1,186
    Roper Industries Inc.                        52,900          1,494
    Roslyn Bancorp, Inc.                         41,300            960
    Ross Stores, Inc.                            50,188          1,826
-   The Rottlund Co.                             50,300            163
    Rouse Co.                                    67,500          2,211
-   Royal Appliance
        Manufacturing Co.                        91,600            607
    Royal Caribbean Cruises, Ltd.                66,700          3,556





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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
-   Ruby Tuesday, Inc.                           41,062    $     1,057
    Ruddick Corp.                                63,000          1,099
-   Rush Enterprises, Inc.                       36,400            291
    Russ Berrie, Inc.                            39,100          1,026
-   Ryan's Family Steak Houses, Inc.            110,800            949
    Ryland Group, Inc.                           47,100          1,113
-   SCI Systems, Inc.                            62,184          2,709
-   SLH Corp.                                    12,300            689
    SJW Corp.                                    10,100            611
    SLM Holding Corp.                            59,703          8,306
-   SOS Staffing Services, Inc.                  45,800            864
-   SPS Transaction Services                     54,400          1,227
-   SPSS, Inc.                                   31,400            604
    SPX Corp.                                    21,691          1,497
-   S3, Inc.                                    119,700            599
-   Sabratek Corp.                               30,000            863
-   Safeguard Health Enterprises, Inc.           33,565            453
-   Safeguard Scientifics, Inc.                  52,200          1,638
-   Safeskin Corp.                               26,500          1,504
-   Safety First Inc.                            26,900            155
-   Safeway, Inc.                               245,313         15,516
    St. Francis Capital Corp.                    20,800          1,050
    St. Joe Corp.                                31,199          2,824
    St. John Knits, Inc.                         15,800            632
    St. Paul Bancorp, Inc.                       60,655          1,592
-   Saks Holdings, Inc.                          61,600          1,274
-   Salant Corp.                                 99,500            174
-   Samsonite Corp.                              19,100            604
-   Sanchez Computer
        Associates, Inc.                         65,950          1,921
    Sanderson Farms, Inc.                        46,150            669
-   Sanmina Corp.                                21,400          1,450
-   Santa Fe Energy Resources, Inc.             102,268          1,151
    Santa Fe International Corp.                 20,600            838
    Santa Monica Bank                            28,800            801
    Saul Centers, Inc. REIT                      46,300            842
    Sbarro, Inc.                                 29,991            789
    SCANA Corp.                                 110,700          3,314
-   Henry Schein, Inc.                           25,900            907
-   R. P. Scherer Corp.                          24,426          1,490
-   Scholastic Corp.                             31,900          1,196
    A. Schulman Inc.                             32,562            818
    Schult Home Corp.                            38,140            791
    Schweitzer-Mauduit
        International, Inc.                      28,200          1,050
-   Scios, Inc.                                 111,868          1,119
    Scope Industries                              8,400            512
    E.W. Scripps Co. Class A                     83,769          4,058
-   SEACOR SMIT Inc.                             11,400            687
-   Seagull Energy Corp.                         60,800          1,254
-   Sealed Air Corp.                             43,800          2,705
-   SeaMED Corp.                                 40,000            740
-   Secure Computing Corp.                      102,000          1,205
    Security Capital Atlantic,
        Inc. REIT                                47,525          1,004
    Security Capital Industrial
        Trust REIT                              116,237          2,891
-   Security Capital Group Inc.
        Warrants Exp. 9/18/1998                  11,873             62
-   Security Capital Group Inc.
        Class B                                  26,500            861
    Security Capital Pacific, Inc. REIT          93,596          2,270
-   Security Dynamics
        Technologies, Inc.                       37,300          1,333
-   Security First Network Bank                  70,088            508
    Selective Insurance Group                    53,000          1,431
    Sensormatic Electronics Corp.                70,861          1,165
-   Sepracor Inc.                                28,400          1,138
-   Sequa Corp. Class A                          19,100          1,243
-   Sequent Computer Systems, Inc.               64,400          1,288
-   Serologicals Corp.                           40,800          1,061
-   Service Merchandise Co., Inc.               241,487            513
    Shaw Industries, Inc.                       133,100          1,547
    Shelby Williams Industries, Inc.             38,700            639
-   Shiva Corp.                                  94,900            813
-   Shopko Stores, Inc.                          52,455          1,141
-   ShoLodge, Inc.                               39,333            619
-   Shoney's Inc.                               186,300            594
-   Shorewood Packaging Corp.                    43,000          1,150
-   ShowBiz Pizza Time, Inc.                     44,175          1,016
    Showboat, Inc.                               49,516          1,455
    Shurgard Storage Centers, Inc.
        Class A REIT                             21,400            621
-   Siebel Systems, Inc.                         33,000          1,380
-   Sierra Health Services                       34,069          1,146
    Sierra Pacific Resources                     29,200          1,095
-   Signature Resorts, Inc.                      34,450            754
    SIG Corp.                                    31,281            919
-   Silicon Valley Group, Inc.                   48,500          1,097
    Simmons First National                       11,800            509
    Simon DeBartolo Group,
        Inc. REIT                               101,712          3,325
-   Simula, Inc.                                 26,400            404
-   SITEL Corp.                                  58,700            536
-   Sizzler International                       130,650            351
    Skyline Corp.                                32,000            880
-   SMART Modular
        Technologies, Inc.                       40,000            920
    A.O. Smith Corp.                             32,600          1,377
-   Smith International, Inc.                    41,100          2,523
    Charles E. Smith Residential
        Realty, Inc. REIT                        32,000          1,136
-   Smithfield Foods, Inc.                       43,200          1,426
    J.M. Smucker Co. Class A                     49,100          1,160
    J.M. Smucker Co. Class B                      1,200             28
-   Snyder Communications, Inc.                  46,600          1,701
-   Software Spectrum, Inc.                      38,000            451
-   Software Publishing Corp.
        Holdings, Inc.                           23,977             17
-   Sofamor Danek Group, Inc.                    29,600          1,926
-   Sola International, Inc.                     42,500          1,381
-   Solectron Corp.                             118,800          4,938
    Solutia, Inc.                               125,000          3,336
-   Solv-Ex Corp.                                94,134             71
    Sonoco Products                              98,085          3,402
    Sotheby's Holdings Class A                   51,500            953
    South Jersey Industries, Inc.                31,684            960
    Southdown, Inc.                              26,500          1,564
    Southern New England
        Telecommunications Corp.                 68,600          3,451





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                                                                MARKET
                                                                VALUE*
EXTENDED MARKET PORTFOLIO                        SHARES          (000)
-----------------------------------------------------------------------
-   Southern Pacific Funding Corp.               67,600    $       887
-   Southern Union Co.                           42,903          1,024
-   Southland Corp.                             371,100            789
    SouthTrust Corp.                            101,650          6,448
    Southwest Gas Corp.                          38,200            714
    Southwestern Energy Co.                      75,100            967
    Sovereign Bancorp, Inc.                     122,819          2,548
    Sovran Self Storage, Inc. REIT               31,800          1,032
-   Spacetec IMC Corp.                           57,600            173
-   Spaghetti Warehouse, Inc.                    26,300            151
    Spartan Motors, Inc.                         96,200            595
-   Specialty Teleconstructors, Inc.             39,400            502
-   Spec's Music Inc.                            43,366             27
-   Spectrian Corp.                              38,500            741
-   Speedway Motorsports, Inc.                   42,200          1,047
-   Spelling Entertainment                      164,900          1,154
-   Spiegel, Inc. Class A                        87,200            431
    Spieker Properties, Inc. REIT                57,500          2,465
-   The Sports Authority, Inc.                   60,700            895
-   Spyglass, Inc.                               87,800            434
-   Stac, Inc.                                  124,000            574
-   Stage Stores, Inc.                           40,400          1,510
    Standard Products Co.                        40,050          1,026
    The Standard Register Co.                    37,487          1,303
    Standex International Corp.                  32,500          1,146
    Stanhome, Inc.                               26,800            688
-   Staples, Inc.                               166,361          4,617
    Star Banc Corp.                              89,012          5,107
-   Starbucks Corp.                              80,500          3,089
    L. S. Starrett Co. Class A                   22,000            804
    L. S. Starrett Co. Class B                      400             15
-   Starter Corp.                                89,300            273
    Starwood Lodging Trust REIT                  53,650          3,105
-   Station Casinos, Inc.                       110,000          1,121
-   Steel Dynamics, Inc.                         46,400            742
-   STERIS Corp.                                 35,808          1,728
-   Sterling Commerce, Inc.                      91,562          3,519
-   Sterling Software, Inc.                      38,237          1,568
    Stewart & Stevenson
        Services, Inc.                           60,482          1,542
    Stewart Enterprises, Inc. Class A            46,700          2,177
    Stewart Information
        Services Corp.                           30,700            890
    Stone & Webster, Inc.                        24,400          1,144
    Storage USA, Inc. REIT                       26,800          1,070
-   Storage Technology Corp.                     63,491          3,932
-   Strategic Distribution, Inc.                146,700            660
-   Stratus Computer, Inc.                       30,100          1,138
    Stride Rite Corp.                            50,000            600
-   Strouds, Inc.                                69,100            121
-   Structural Dynamics
        Research Corp.                           45,555          1,025
    Stryker Corp.                                98,300          3,662
    Student Loan Corp.                           30,900          1,526
-   Submicron Systems Corp.                     110,140            248
    Suffolk Bancorp                              24,900            741
-   Suiza Foods Corp.                            30,100          1,793
    Summit Bancorp.                             192,881         10,271
    Summit Properties, Inc. REIT                 51,500          1,088
-   Summit Technology, Inc.                     114,550            519
    Sun Communities, Inc. REIT                   33,500          1,204
-   Sun Healthcare Group, Inc.                   64,900          1,257
-   Sunburst Hospitality Corp                    19,666            194
    Sunbeam Corp.                                87,000          3,665
    Sundstrand Corp.                             61,400          3,093
-   SunGard Data Systems, Inc.                   85,000          2,635
-   Sunglass Hut International, Inc.            124,874            788
-   Sunrise Medical, Inc.                        56,200            868
-   Superior Consultant
        Holdings Corp.                           29,900            897
    Superior Industries
        International, Inc.                      50,019          1,341
-   Swift Energy Co.                             43,779            922
-   Swift Transportation Co., Inc.               35,700          1,156
-   Sybase, Inc.                                 77,740          1,035
-   Sybron International Corp.                   48,700          2,286
-   Sykes Enterprises, Inc.                      33,450            652
-   Sylvan Learning Systems, Inc.                37,200          1,451
-   Symantec Corp.                               67,912          1,490
    Symbol Technologies, Inc.                    40,850          1,542
-   Synopsys, Inc.                               81,908          2,928
-   Synetic, Inc.                                15,000            548
-   Syntel, Inc.                                 76,770          1,094
-   System Software
        Associates, Inc.                        104,250            912
-   TBC Corp.                                    86,375            826
    TCA Cable Television, Inc.                   29,500          1,357
    TCBY Enterprises, Inc.                      112,300            849
    TCF Financial Corp.                         110,042          3,735
-   TCI Satellite Entertainment, Inc.
        Class A                                 146,277          1,006
-   TCSI Corp.                                  110,229            882
    TECO Energy, Inc.                           133,600          3,758
    TF Financial Corp.                            5,012            150
    TIG Holdings, Inc.                           51,000          1,693
    TJ International, Inc.                       43,000          1,064
    TNP Enterprises, Inc.                        37,100          1,234
    TR Financial Corp.                           42,800          1,423
    Talbots Inc.                                 28,900            524
-   Tanknology Environmental, Inc.                1,900              3
    Taubman Co. REIT                             98,100          1,275
-   Tech Data Corp.                              48,778          1,896
-   Technical Communications Corp.               14,000             74
-   Technology Solutions Co.                     49,531          1,306
    Tecumseh Products Co. Class A                10,900            531
    Tecumseh Products Co. Class B                11,900            582
-   Tejas Gas Corp.                              31,862          1,952
    Tejon Ranch Co.                              38,500            936
-   Tekelec                                      51,200          1,562
-   Tel-Save Holdings, Inc.                      62,600          1,244
-   Telcom Semiconductor, Inc.                  101,600            800
-   Tele-Communications
        International, Inc. Series A            113,300          2,039
-   Tele-Communications TCI
        Ventures Group Series A                 209,100          5,920
    Teleflex Inc.                                38,500          1,453
-   Telegroup, Inc.                              70,600            891
    Telephone & Data Systems, Inc.               59,828          2,786
-   Teleport Communications
        Group Inc.                               57,100          3,133
-   Telescan, Inc.                               92,400            658
    Telxon Corp.                                 44,500          1,062





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
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
-   Telular Corp.                               121,300    $       296
-   Teletech Holdings Inc.                       52,900            602
-   Teradyne, Inc.                               85,289          2,729
    Terra Industries, Inc.                       70,242            918
-   Tesoro Petroleum Corp.                       63,600            986
    Texas Industries, Inc.                       36,714          1,652
-   Thermo Instrument Systems, Inc.             122,858          4,231
-   Thermedics Detection Inc.                    69,110            708
-   Thermo Cardiosystems Inc.                    37,550          1,004
-   Thermo Fibertek, Inc.                       115,500          1,408
-   Thermo VolTek                                78,900            414
-   ThermoLase Corp.                             51,800            544
-   ThermoQuest Corp.                             8,000            145
-   Thermotrex Corp.                             44,100            976
-   Thermedics, Inc.                             71,500          1,171
    Thiokol Corp.                                21,300          1,731
-   360 Communications Co.                      123,045          2,484
    Tidewater, Inc.                              63,100          3,478
    Tiffany & Co.                                36,532          1,317
    The Times Mirror Co.                         20,815            528
-   Titanium Metals Corp.                        29,300            846
-   Todd Shipyards Corp.                         73,100            306
-   Toll Brothers, Inc.                          56,200          1,503
    Tootsie Roll Industries, Inc.                22,073          1,380
-   The Topps Co., Inc.                         125,040            277
    The Toro Co.                                 27,100          1,155
    Tosco Corp.                                 162,174          6,132
-   Total Renal Care Holdings, Inc.              42,166          1,160
-   Tower Automotive, Inc.                       21,300            896
    Total System Services, Inc.                 129,276          3,200
    Town & Country Trust REIT                    48,200            853
-   Trans World Airlines                         32,303            327
-   Transaction Systems
        Architects, Inc.                         31,300          1,189
    Transatlantic Holdings, Inc.                 35,800          2,560
    Transocean Offshore, Inc.                   104,800          5,050
    TransPro Inc.                                52,510            473
    TransTechnology Corp.                        28,800            815
-   TransTexas Gas Corp.                         84,800          1,256
-   TransMontaigne Oil Co.                       63,000            945
    Travelers Property Casualty Corp.            83,300          3,665
-   Transworld Healthcare Inc.                   80,745            565
-   Tremont Corp.                                23,309          1,218
-   Triarc Cos., Inc. Class A                    52,400          1,428
-   Trico Marine Services, Inc.                  41,000          1,204
-   Trigon Healthcare, Inc.                      43,400          1,134
    TriMas Corp.                                 40,200          1,382
-   Trimble Navigation Ltd.                      37,900            827
-   Trimedyne, Inc.                              60,000            111
    Trinity Industries, Inc.                     45,100          2,013
    True North Communications                    44,600          1,104
-   Truevision Inc.                              77,400            194
    The Trust Co. of New Jersey                  50,700          1,268
    Trustco Bank                                 47,784          1,302
    Trustmark Corp.                              35,600          1,647
-   Tuboscope Inc.                               44,100          1,061
-   Tultex Corp.                                144,400            587
    Tucson Electric Power Co.                    63,700          1,155
    20th Century Industries of CA                50,200          1,305
-   Tyler Corp.                                 138,000            759
    Tyson Foods, Inc.                           220,710          4,525
-   UAL Corp.                                    61,700          5,707
-   UCAR International, Inc.                     45,800          1,829
    UGI Corp. Holding Co.                        34,346          1,007
-   UICI                                         44,200          1,541
    UMB Financial Corp.                          19,863          1,083
-   URS Corp.                                    67,558          1,051
-   USA Waste Service                           225,551          8,853
    UST Corp.                                    41,700          1,157
-   U.S. Rentals, Inc.                           39,500            928
-   USG Corp.                                    46,800          2,293
-   US Physical Therapy, Inc.                    27,400            329
-   Ultrafem, Inc.                               73,533             69
-   Ultralife Batteries, Inc.                    53,100            903
    Ultramar Diamond
        Shamrock Corp.                          102,626          3,271
-   Ultratech Stepper, Inc.                      44,600            886
    Unifi, Inc.                                  64,225          2,613
-   Unify Corp.                                  34,200             94
-   Union Corp.                                  31,000            975
    Union Planters Corp.                         80,254          5,452
    Union Texas Petroleum
        Holdings, Inc.                           83,600          1,740
    UnionBanCal Corp.                            56,694          6,095
-   Uniphase Corp.                               43,600          1,804
-   Unique Mobility, Inc.                        93,300            717
    Unisource Worldwide, Inc.                    65,900            939
    United Asset Management Corp.                71,200          1,740
    United Cos. Finance Corp.                    56,209            871
    United Dominion Industries Ltd.              43,385          1,098
    United Dominion Realty Trust REIT            84,800          1,182
    United Guardian, Inc.                        31,800            135
    United Illuminating Co.                      24,000          1,103
-   United International Holdings, Inc.
        Class A                                  81,939            942
-   United Meridian Corp.                        35,700          1,004
    United National Bancorp                      32,423            875
-   U.S. Bioscience                              85,355            774
-   U.S. Cellular Corp.                          87,150          2,702
-   U.S. Energy Corp.                            56,870            505
-   U.S. Filter Corp.                            83,483          2,499
    U.S. Industries, Inc.                        73,350          2,210
-   U.S. Office Products Co.                    150,718          2,958
-   U.S. Satellite Broadcasting Co.,
        Inc. Class A                             80,700            641
    U.S. Trust Corp.                             26,300          1,647
-   United Stationers, Inc.                      28,044          1,350
    United Television, Inc.                      12,900          1,340
    United Water Resources, Inc.                 50,044            979
    UNITILI Corp.                                30,500            742
    Unitrin, Inc.                                38,670          2,499
-   Unitrode Corp.                               54,500          1,172
    Universal Corp.                              34,600          1,423
    Universal Foods Corp.                        24,262          1,025
    Universal Health Realty Income               36,900            807
-   Universal Outdoor Holdings, Inc.             25,600          1,331
-   Universal Stainless & Alloy
        Products, Inc.                           28,500            413
-   Universal Health Services Class B            36,700          1,849





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                                                                MARKET
                                                                VALUE*
EXTENDED MARKET PORTFOLIO                        SHARES          (000)
-----------------------------------------------------------------------
-   Univision Communications Inc.                26,000    $     1,815
-   UNOVA, Inc.                                  70,000          1,151
-   Uranium Resources, Inc.                      85,568            332
    USFreightways Corp.                          32,800          1,066
    US Bancorp, Inc.                             15,600          1,139
-   USDATA Corp., Inc.                           72,250            334
    UtiliCorp United, Inc.                       55,786          2,165
-   VLSI Technology, Inc.                        55,600          1,314
-   Vaalco Energy, Inc.                           2,400              5
-   Vail Resorts Inc.                            52,000          1,349
-   Valassis Communications, Inc.                51,500          1,906
    Valhi, Inc.                                 104,500            986
    Valero Energy Corp.                          51,800          1,628
    Valley National Bancorp                      41,774          1,642
    Valspar Corp.                                44,700          1,425
-   Value City Department
        Stores, Inc.                            107,300            952
-   Vanguard Cellular Systems, Inc.
        Class A                                  82,437          1,051
-   Vanstar Corp.                                89,400          1,011
-   Vantive Corp.                                39,100            987
-   Varco International, Inc.                    83,456          1,789
    Varian Associates, Inc.                      30,500          1,542
    Vastar Resources, Inc.                       99,600          3,561
-   Vectra Tech Inc.                             25,800              1
-   Vencor, Inc.                                 68,065          1,663
-   Veritas Software Corp.                       36,975          1,886
-   Versant Object Technology Corp.              47,200            652
-   Vertex Communications Corp.                  28,500            688
-   Vertex Pharmaceuticals, Inc.                 45,000          1,485
    Vesta Insurance Group, Inc.                  28,800          1,710
    Viad Corp.                                   99,245          1,917
-   VIASOFT, Inc.                                24,452          1,033
-   Vicor Corp.                                  57,181          1,551
-   Vicorp Restaurants, Inc.                     47,439            830
-   Viisage Technology, Inc.                     50,000            291
-   Viking Office Products                       84,000          1,832
-   Vincam Group, Inc.                           38,700          1,030
    Vintage Petroleum, Inc.                      47,400            901
    Virco Manufacturing Corp.                    48,200          1,350
    Virginia Beach Federal
        Financial Corp.                          44,050            809
-   Visio Corp.                                  25,900            994
-   VitalCom Inc.                                42,200            200
-   Vishay Intertechnology, Inc.                 62,256          1,471
-   Vistana, Inc.                                50,125          1,153
    Vital Signs, Inc.                            45,264            883
-   Vitesse Semiconductor Corp.                  35,250          1,331
-   Vivus, Inc.                                  33,100            352
-   VMARK Software, Inc.                         72,000            576
-   Volt Information Sciences Inc.               15,500            835
    Vornado Realty Trust REIT                    53,796          2,525
    Vulcan International Corp.                    5,900            232
    Vulcan Materials Co.                         34,710          3,545
-   WFS Financial, Inc.                          74,760            841
-   WHX Corp.                                    45,264            538
-   WHG Resorts & Casino Inc.                    10,050            224
-   WMS Industries, Inc.                         52,000          1,099
    WPL Holdings, Inc.                           29,100            964
    WPS Resources Corp.                          19,100            646
-   WSFS Financial Corp.                         52,900          1,058
    Wabash National Corp.                        28,400            808
    Wackenhut Corp.                              25,600            594
    Wackenhut Corp. Class B                      15,862            335
-   Wainoco Oil Corp.                           141,300          1,122
    Walden Residential Properties,
        Inc. REIT                                41,300          1,053
-   Wall Data Inc.                               45,600            621
    Wallace Computer Services, Inc.              42,200          1,641
-   Walter Industries, Inc.                      33,800            697
-   Wang Laboratories, Inc.                      45,200          1,000
    The Warnaco Group, Inc. Class A              76,037          2,386
    Warren Bancorp, Inc.                         22,900            527
    Washington Federal Inc.                      45,398          1,427
    Washington Gas Light Corp.                   42,802          1,324
    Washington Post Co. Class B                  11,100          5,400
    Washington REIT                              72,300          1,211
    Washington Water Power Co.                   53,600          1,303
-   Waters Corp.                                 28,000          1,054
-   Watson Pharmaceuticals, Inc.                 88,604          2,874
    Watts Industries Class A                     51,700          1,464
    Wausau-Mosinee Paper Corp.                  115,428          2,323
-   Wave Technologies International              40,800            301
-   WavePhore, Inc.                              92,800            870
-   Weatherford Enterra, Inc.                    54,160          2,370
    Del Webb Corp.                               49,400          1,284
    Webster Financial Corp.                      27,681          1,841
    Weingarten Realty Investors REIT             24,600          1,102
    Weis Markets, Inc.                           41,500          1,453
    Wellman, Inc.                                43,555            849
-   Wellpoint Health Networks Inc.
        Class A                                  70,401          2,974
    Werner Enterprises, Inc.                     53,100          1,089
    Wesco Financial Corp.                         7,208          2,162
    West Co., Inc.                               34,600          1,029
-   West TeleServices Corp.                      54,100            649
    WestAmerica Bancorporation                   13,732          1,404
    WesterFed Financial Corp.                    29,653            756
    Western Bancorp                              24,261            801
-   Western Beef                                 37,160            279
-   Western Digital Corp.                        89,300          1,434
    Western Gas Resources, Inc.                  59,900          1,325
    Western National Corp.                       68,200          2,020
    Western Resources, Inc.                      67,986          2,923
-   Western Wireless Corp.                       51,300            891
    Westfield America, Inc. REIT                 74,700          1,270
-   Westmark Group Holdings, Inc.                   800              2
-   Roy F. Weston, Inc.                          64,600            262
-   Westpoint Stevens, Inc.                      28,757          1,359
-   Westwood One, Inc.                           44,300          1,645
-   WetSeal, Inc. Class A                        39,700          1,171
    Wheelabrator Technologies, Inc.             157,806          2,535
-   White River                                  13,842          1,100
    Whitney Holdings                             19,300          1,100
-   Whittaker Corp.                              70,600            777
-   Whole Foods Market, Inc.                     25,300          1,293
    John Wiley & Sons Class A                    31,400          1,703
-   Clayton Williams Energy, Inc.                50,700            761
-   Williams Sonoma, Inc.                        30,900          1,294
    Wilmington Trust Corp.                       33,600          2,096





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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
-   Wind River Systems                           30,461    $     1,209
    Windmere-Durable Holdings Inc.               45,798          1,033
-   Wisconsin Central
        Transportation Corp.                     51,000          1,192
    Wisconsin Energy Corp.                      113,661          3,268
    Wiser Oil Co.                                46,100            651
    Witco Chemical Corp.                         57,000          2,326
    Wolverine World Wide, Inc.                   51,904          1,174
-   Wonderware Corp.                             58,400            825
-   World Acceptance Corp.                      129,200            694
-   World Color Press, Inc.                      48,200          1,280
    World Fuel Services Corp.                    48,313          1,015
-   World Corp.                                  49,900             56
-   Worldtex Inc.                                94,744            752
-   Wyman-Gordon Corp.                           64,400          1,264
-   Wyndham Hotel Corp.                          20,000            808
-   Xoma Corp.                                  140,844            783
-   Xilinx, Inc.                                 73,500          2,577
-   XLConnect Solutions Inc.                     55,200            938
    XTRA Corp.                                   14,900            874
-   Xylan Corp.                                  65,800            995
-   Yahoo!, Inc.                                 50,550          3,501
    Yankee Energy Systems                        30,277            808
    Yardville National Bancorp                   14,400            508
-   Yellow Corp.                                 35,800            899
    York International Corp.                     44,600          1,764
-   Zebra Technologies Class A                   39,200          1,166
-   Zenith Electronics Corp.                    146,173            795
    Zenith National Insurance Corp.              38,660            996
-   Zilog Inc.                                   50,400            961
    Zions Bancorp                                62,112          2,818
-   Zoran Corp.                                  43,300            522
-   Zoltek Cos., Inc.                            15,400            429
    Zurn Industries, Inc.                        31,100            978
-   Zygo Corp.                                   27,200            510
-----------------------------------------------------------------------
TOTAL COMMON STOCKS (96.8%)(1)
    (COST $2,123,647)                                        3,038,421
-----------------------------------------------------------------------

                                                   FACE
                                                 AMOUNT
                                                  (000)
-----------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (7.5%)
-----------------------------------------------------------------------
U.S. TREASURY BILLS
 (2)4.90%, 1/8/1998                         $       800            800
 (2) 5.02%, 1/22/1998                             3,500          3,490
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
    Obligations in a Pooled
    Cash Account
    6.54%, 1/2/1998                              99,521         99,521
    6.50%, 1/2/1998--Note F                     131,836        131,836
-----------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
    (COST $235,646)                                            235,647
-----------------------------------------------------------------------
TOTAL INVESTMENTS (104.3%)
    (COST $2,359,293)                                        3,274,068
-----------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-4.3%)
-----------------------------------------------------------------------
 Other Assets--Note B                                           90,872
 Security Lending Collateral Payable
    to Brokers--Note F                                        (131,836)
 Other Liabilities                                             (95,625)
                                                            -----------
                                                              (136,589)
-----------------------------------------------------------------------
NET ASSETS (100%)                                           $3,137,479
=======================================================================

  *See Note A in Notes to Financial Statements.

  -Non-Income-Producing Security.

(1)The combined market value of common stocks, New York Stock Exchange Composite Index futures contracts, S&P Midcap 400 Index futures contracts, and Russell 2000 Index futures contracts represents 99.8% of net assets.

(2)Securities with an aggregate value of $4,290,000 have been segregated as initial margin for open futures contracts.

ADR--American Depositary Receipt.
REIT--Real Estate Investment Trust.

-----------------------------------------------------------------------
AT DECEMBER 31, 1997, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------
                                                                AMOUNT
                                                                 (000)
-----------------------------------------------------------------------
Paid in Capital--Note D                                     $2,187,730
Overdistributed Net Investment Income                             (578)
Accumulated Net Realized Gains--Note D                          34,973
Unrealized Appreciation--Note E
    Investment Securities                                      914,775
    Futures Contracts                                              579
-----------------------------------------------------------------------
NET ASSETS                                                  $3,137,479
=======================================================================

Investor Shares--Net Assets
    Applicable to 88,528,831
    outstanding shares of
    beneficial interest
    (unlimited authorization)                               $2,722,844
-----------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
    INVESTOR SHARES                                             $30.76
=======================================================================

Institutional Shares--Net Assets
    Applicable to 13,481,593
    outstanding shares of
    beneficial interest
    (unlimited authorization)                                 $414,635
-----------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
    INSTITUTIONAL SHARES                                        $30.76
=======================================================================





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                                                                MARKET
SMALL CAPITALIZATION                                            VALUE*
STOCK PORTFOLIO                                  SHARES          (000)
-----------------------------------------------------------------------
COMMON STOCKS
-----------------------------------------------------------------------
    AAR Corp.                                    51,300  $       1,988
-   ABR Information Services, Inc.               70,350          1,680
-   ABT Building Products Corp.                  58,600          1,055
-   ACC Corp.                                    53,400          2,697
-   ADE Corp.                                    24,400            427
-   AFC Cable Systems, Inc.                       7,700            229
    ABM Industries                               52,000          1,589
-   AEP Industries, Inc.                         10,000            309
    AGL Resources Inc.                          175,800          3,593
    AK Steel Corp.                              140,000          2,476
    AMLI Residential Properties
        Trust REIT                               69,100          1,537
-   APAC Teleservices, Inc.                       6,100             82
-   ATL Ultrasound, Inc.                         45,400          2,088
-   ATMI, Inc.                                   27,300            662
    Aames Financial Corp.                        73,450            950
-   Abacus Direct Corp.                          27,000          1,107
-   Abercrombie & Fitch Co.                      49,900          1,559
-   Access Health Marketing, Inc.                56,849          1,670
-   Acclaim Entertainment Inc.                   78,400            284
    The Ackerley Group, Inc.                     55,400            938
-   ACNielson Corp.                             181,700          4,429
-   Activision, Inc.                             15,500            277
-   Action Performance Cos., Inc.                50,600          1,916
-   Actel Corp.                                  63,600            803
-   Acuson Corp.                                 65,050          1,077
-   ACX Technologies Inc.                        51,500          1,259
-   Acxiom Corp.                                123,150          2,371
-   ADAC Laboratories                            49,633            980
-   Administaff, Inc.                            22,300            577
-   Adtran, Inc.                                 59,400          1,633
-   Advanced Lighting
        Technologies, Inc.                       35,300            671
-   Advanced Tissue Sciences Inc.               109,800          1,359
-   ADVO, Inc.                                   84,150          1,641
-   Advanced Energy Industries, Inc.             14,900            223
-   Advent Software, Inc.                        26,300            753
-   Affiliated Computer Services, Inc.          115,200          3,031
-   Affymetrix, Inc.                             70,400          2,191
-   Aftermarket Technology Corp.                 34,300            622
-   Ag-Chem Equipment Co., Inc,                   9,890            137
-   Agouron Pharmaceuticals, Inc.                94,606          2,779
    Air Express International Corp.              94,900          2,894
    Airborne Freight Corp.                       73,200          4,548
-   AirNet Systems, Inc.                         44,300            952
-   AirTran Holdings, Inc.                      146,000            584
-   Alaska Air Group, Inc.                       50,100          1,941
    Albank Financial Corp.                       35,640          1,833
    Albany International Corp.                   62,900          1,447
    Albemarle Corp.                              70,500          1,683
    Alberto-Culver Co. Class B                   48,500          1,555
-   Alexander's, Inc.                            13,500          1,226
    Alfa Corp.                                   60,200          1,038
-   Algos Pharmaceutical Corp.                   37,000          1,110
    Aliant Communications, Inc.                 112,300          3,523
-   Alkermes, Inc.                               67,900          1,350
-   Allen Telecom Inc.                           73,260          1,351
-   Alliance Pharmaceutical Corp.               117,900            855
-   Alliance Semiconductor Corp.                 99,300            453
-   Alliant Techsystems, Inc.                    30,200          1,684
    Allied Group, Inc.                           72,225          2,067
    Allied Products Corp.                        52,950          1,271
-   Allied Waste Industries, Inc.               308,400          7,190
-   Alltrista Corp.                              35,593          1,010
    Alpharma, Inc. Class A                       76,434          1,662
-   Alpine Group, Inc.                           45,000            844
-   Alternate Living Services, Inc.              20,300            600
-   Alternative Resources Corp.                  42,300            976
-   Altron, Inc.                                 63,000            835
-   Amax Gold, Inc.                             125,031            289
-   Amazon.com, Inc.                             28,200          1,699
    Ambassador Apartments
        Inc. REIT                                36,400            748
    Amcast Industrial Corp.                      43,300            993
    AMCOL International Corp.                    95,550          1,517
    Amcore Financial                             73,820          1,855
-   Amerco, Inc.                                 48,420          1,241
-   America West Holdings Corp.
        Class B                                 127,200          2,369
    American Annuity Group Inc.                  42,800            942
    American Business Products, Inc.             35,800            774
-   American Freightways                         70,600            697
    American General Hospitality
        Corp. REIT                               14,900            399
    American Health Properties, Inc.             65,900          1,816
    American Heritage Life
        Investment Corp.                         37,832          1,362
-   American Homestar Corp.                      61,500          1,015
-   American Management
        Systems, Inc.                           129,900          2,533
-   American Media Class A                      170,400          1,321
-   American Mobile Satellite
        Corp., Inc.                              33,300            233
-   American Oncology
        Resources, Inc.                         123,800          1,981
-   American Pad & Paper Co.                     95,100            915
-   American Radio Systems Corp.
        Class A                                  66,560          3,548
-   American Residential
        Services, Inc.                           44,000            687
-   AmeriCredit Corp.                            92,400          2,558
-   Amerin Corp.                                 72,700          2,036
    Ameron International Corp.                   19,200          1,214
-   AmeriSource Health Corp.                     67,700          3,977
-   AmeriTrade Holding Corp.                     34,800          1,018
    AmerUs Life Holdings, Inc.                   45,992          1,696
    Ametek Aerospace Products Inc.              103,700          2,800
-   Amresco, Inc.                               111,200          3,364
-   Ampex Corp. Class A                         217,400            543
-   Amphenol Corp.                               55,400          3,085
-   Amylin Pharmaceuticals, Inc.                 72,400            394
-   ANADIGICS, Inc.                              46,470          1,400
    Analogic Corp.                               31,700          1,205
    Analysts International Corp.                 69,000          2,380
    Anchor Bancorp Wisconsin Inc.                48,350          1,759
-   Anchor Gaming                                21,400          1,193
-   Andrx Corp.                                  32,600          1,117
-   Anixter International Inc.                  111,000          1,831
-   AnnTaylor Stores Corp.                       71,900            962
-   Antec Corp.                                  82,400          1,287





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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
    Apartment Investment &
     Management Co. Class A REIT                111,800    $     4,109
    Apogee Enterprises, Inc.                     86,700          1,030
    Apple South, Inc.                            91,550          1,202
    Applebee's International, Inc.               96,500          1,743
-   Apria Healthcare                            160,600          2,158
-   Applied Graphics
        Technologies, Inc.                       28,100          1,496
    Applied Industrial Technology, Inc.          57,400          1,535
-   Applied Magnetics Corp.                      78,500            873
    Applied Power, Inc.                          38,800          2,677
    Aptargroup Inc.                              57,100          3,169
    Aquarion Co.                                 29,306          1,013
    Arbor Drugs, Inc.                           129,978          2,405
-   Arbor Software Corp.                         41,534          1,682
-   Arcadia Financial Ltd.                      167,700          1,247
    Arch Coal, Inc.                              74,400          2,037
    Arctic Cat, Inc.                             80,800            783
    Arden Realty Group, Inc. REIT               107,000          3,290
    Argonaut Group, Inc.                         60,700          2,056
-   Armco, Inc.                                 291,600          1,440
    Arnold Industries, Inc.                      69,700          1,202
-   ArQule, Inc.                                 48,400          1,110
    Arrow International, Inc.                    31,900          1,180
-   Arterial Vascular Engineering, Inc.          97,900          6,363
    Arvin Industries, Inc.                       67,600          2,252
    ASA Holdings Inc.                            67,900          1,931
-   Ascent Entertainment Group, Inc.             86,529            898
-   Aspect Development, Inc.                     27,800          1,446
-   Aspect Telecommunications
        Corp.                                   155,100          3,238
-   Aspen Technologies, Inc.                     65,300          2,237
    Associated Banc-Corp.                       157,815          8,700
    Associated Estates Realty
        Corp. REIT                               49,800          1,180
-   Associated Group, Inc.                       53,848          1,595
-   Associated Group, Inc. Class B                  750             22
    Astoria Financial Corp.                      75,121          4,188
    Atlantic Energy, Inc.                       165,700          3,511
    Atmos Energy Corp.                           92,441          2,796
-   Atria Communities, Inc.                      39,600            678
-   Atwood Oceanics, Inc.                        32,000          1,516
-   Auspex Systems, Inc.                         78,300            783
    Authentic Fitness Corp.                      79,000          1,457
    Avalon Properties, Inc. REIT                113,400          3,508
-   Avant! Corp.                                 69,538          1,165
-   Avatar Holding, Inc.                         31,300            890
-   Aviall Inc.                                  74,275          1,109
-   Aviation Sales Co.                           14,300            538
-   Avid Technology, Inc.                        75,800          2,028
-   Aware, Inc.                                  47,900            491
-   Aztar Corp.                                 161,600          1,010
-   BA Merchant Services, Inc.
        Class A                                  42,800            760
    BGS Systems, Inc.                             5,000            175
-   BISYS Group, Inc.                            77,600          2,580
-   BJ's Wholesale Club, Inc.                   118,500          3,718
    BMC Industries, Inc.                         86,900          1,401
-   BRC Holdings Inc.                            20,200            773
    BRE Properties Inc. Class A REIT            107,648          3,028
    BSB Bancorp, Inc.                            28,950          1,035
    BT Financial Corp.                            1,430             73
-   BT Office Products
        International, Inc.                      86,500            670
-   Bacou USA Inc.                                5,100             89
    Baldor Electric Co.                          81,427          1,766
    Baldwin & Lyons, Inc. Class B                 2,800             68
    Ball Corp.                                   94,200          3,326
    Ballard Medical Products                     90,366          2,191
-   Bally's Grand, Inc.                           6,700            343
    BancFirst Corp.                              17,800            599
    BancorpSouth, Inc.                           62,500          2,953
-   Banctec, Inc.                                66,128          1,773
    Bank of Granite Corp.                        35,675          1,097
-   Bank Plus Corp.                              99,200          1,252
    Bank United Corp. Class A                    89,600          4,385
    BankAtlantic Bancorp, Inc.
        Class B                                  73,500          1,231
    Bank North Group                             27,800          1,786
    Banta Corp.                                  95,100          2,568
    Barnes Group, Inc.                           46,500          1,058
-   Barnett, Inc.                                56,800          1,250
-   Barr Labs Inc.                               41,100          1,403
-   Barra, Inc.                                  24,700            596
-   Barrett Resources Corp.                      98,800          2,989
    Bassett Furniture Industries, Inc.           45,025          1,351
    Bay Apartment Communities,
        Inc. REIT                                78,200          3,050
    Bay State Gas Co.                            58,076          2,156
    Bay View Capital Corp.                       54,106          1,961
-   BE Avionics Inc.                             68,600          1,835
-   Belco Oil & Gas Corp.                        29,800            561
    Belden, Inc.                                 76,200          2,686
-   Bell & Howell Co.                            51,500          1,246
-   Benchmark Electronics, Inc.                  22,800            509
-   Benton Oil & Gas Co.                         96,400          1,247
-   Berg Electronics Corp.                       56,200          1,279
    W.R. Berkley Corp.                           72,175          3,167
    Berkshire Realty Co., Inc. REIT             100,600          1,207
    Berry Petroleum Class A                      79,300          1,383
-   Best Buy Co., Inc.                          107,000          3,946
-   BET Holdings Inc. Class A                    29,900          1,633
    Big Flower Holdings, Inc.                    51,800          1,250
-   Billing Information Concepts                 50,700          2,434
    Bindly Western Industries, Inc.              43,500          1,343
-   Bio-Rad Laboratories, Inc.
        Class A                                  32,200            841
-   Biotechnology General                       140,200          1,507
-   Biomatrix, Inc.                              49,900          1,497
    Birmingham Steel Corp.                       90,400          1,424
-   Black Box Corp.                              52,500          1,857
    Black Hills Corp.                            44,900          1,583
    E.W. Blanch Holdings, Inc.                   37,200          1,281
    Block Drug Co. Class A                       33,518          1,450
    Blount International, Inc.                   63,200          1,687
    Bob Evans Farms, Inc.                       128,500          2,843
-   Boole & Babbage Inc.                         59,962          1,791
-   Borg-Warner Security Corp.                   67,900          1,197
-   Borland International, Inc.                 169,100          1,237
-   Boston Beer Co., Inc. Class A                51,200            400





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                                                                MARKET
SMALL CAPITALIZATION                                            VALUE*
STOCK PORTFOLIO                                  SHARES          (000)
-----------------------------------------------------------------------
-   Boston Technology, Inc.                      81,200    $     2,040
    Bowne & Co., Inc.                            57,200          2,281
-   Boyd Gaming Corp.                           168,200          1,114
    Boykin Lodging Co. REIT                      45,700          1,208
    Bradley Real Estate Inc. REIT                56,900          1,195
    W.H. Brady Class A                           61,100          1,894
    Breed Technological Inc.                     47,100            860
    Brenton Banks, Inc.                          33,698          1,348
-   Brightpoint, Inc.                           155,025          2,151
-   Brinker International, Inc.                 214,500          3,432
-   Bristol Hotel Co.                            82,850          2,408
-   Broderbund Software, Inc.                    70,200          1,799
-   Brooks Fiber Properties, Inc.               120,800          6,644
    Brown Group, Inc.                            74,900            997
-   Tom Brown, Inc.                              83,200          1,602
    Brush Wellman, Inc.                          59,000          1,445
-   Brylane, Inc.                                33,900          1,670
-   Buckeye Technology, Inc.                     44,700          2,067
-   The Buckle, Inc.                             18,200            623
-   Budget Group, Inc.                           57,000          1,970
-   Buffets Inc.                                137,849          1,292
    Burlington Coat Factory
        Warehouse Corp.                          42,240            694
-   Burlington Industries, Inc.                 185,100          2,557
    Burnham Pacific Properties,
        Inc. REIT                                 8,000            122
-   Burr-Brown Corp.                             72,900          2,342
    Bush Industries, Inc.                        34,800            905
    C & D Technology Inc.                        26,900          1,298
-   CB Commerical Real Estate
        Services, Inc.                           15,629            503
    CBL & Associates Properties,
        Inc. REIT                                68,200          1,684
-   CCC Information Services Group               47,100            930
    CFW Communications Co.                        9,800            219
-   C-Cube Microsystems, Inc.                   105,500          1,721
-   CDI Corp.                                    34,800          1,592
-   CDW Computer Centers, Inc.                   29,700          1,548
-   CFM Technologies, Inc.                       23,200            357
    CFX Corp.                                    59,500          1,815
-   CHS Electronics, Inc.                        97,100          1,663
    CKE Restaurants Inc.                        132,400          5,577
-   CKS Group, Inc.                              23,200            328
    CMAC Investment Corp.                        70,200          4,238
    CPI Corp.                                    55,000          1,244
-   CSS Industries, Inc.                         19,700            628
-   CNET, Inc.                                   13,800            407
    CNB Bancshares, Inc.                         57,799          2,785
-   CNA Surety Corp.                             97,200          1,501
-   CNS, Inc.                                   102,800            687
-   CSF Holdings Inc. Contingent
        Litigation Rights                        29,125             15
-   CSG Systems International, Inc.              79,400          3,176
    CTG Resources Inc.                           46,743          1,218
    CTS Corp.                                    50,300          1,606
-   CUNO Inc.                                    55,950            853
    CVB Financial Corp.                          26,600            988
-   Cablevision Systems Corp.
        Class B                                  49,300          4,720
-   Cable Design Technologies                    51,900          2,018
    Cabot Oil & Gas Corp. Class A                70,626          1,373
-   CACI International, Inc.                     58,000          1,149
    Calgon Carbon Corp.                         132,900          1,429
-   California Microwave, Inc.                   65,700          1,273
    California Water Service Co.                 25,813          1,525
    CalMat Co.                                   62,400          1,739
    Cambrex Corp.                                34,900          1,605
    Camden Property Trust REIT                   98,568          3,056
-   Canandaigua Brands, Inc. Class A             25,600          1,418
-   Canandaigua Brands, Inc. Class B             22,100          1,260
-   Capital Factors Holdings, Inc.               35,700            678
    Capital Re Corp.                             33,500          2,079
    Capital Transamerica Corp.                   32,050            683
    CapMAC Holdings Inc.                         47,500          1,651
    Capstone Capital Corp.                       56,500          1,448
    Capstead Mortgage Corp.                     165,200          3,294
-   The Carbide/Graphite Group, Inc.             39,700          1,340
    Caraustar Industries, Inc.                   77,800          2,665
-   CapStar Hotel Co.                            75,800          2,601
-   CareMatrix Corp.                              8,900            256
-   Caribiner International, Inc.                42,400          1,887
    Carlisle Co., Inc.                           83,300          3,561
-   Carmike Cinemas, Inc. Class A                38,500          1,104
    Carpenter Technology Corp.                   60,800          2,922
-   Carson Pirie Scott & Co.                     49,100          2,461
    Carter-Wallace, Inc.                         61,200          1,033
    Casey's General Stores                       83,500          2,119
    Cash America International Inc.             108,812          1,408
    A.M. Castle & Co.                            49,825          1,140
-   Castle & Cooke Inc.                          47,600            803
-   Catalina Marketing Corp.                     57,000          2,636
-   Cellular Communications
        International Inc.                       27,600          1,290
-   Cellstar Corp.                               47,900            952
-   Cellnet Data Systems                        130,000          1,007
-   Cellular Technical Services Co.              98,822            315
-   Centennial Cellular Corp.                    57,100          1,171
    CenterPoint Properties Corp. REIT            52,700          1,851
    Centex Construction Products                 47,000          1,416
-   Central Garden and Pet Co.                   56,700          1,488
    Central Hudson Gas &
        Electric Corp.                           53,400          2,343
    Central Louisiana Electric Co.               69,100          2,237
    Central Maine Power Co.                      87,514          1,335
    Central Parking Corp.                        34,400          1,559
    Century Aluminum Co.                         18,100            244
-   Century Business Services, Inc.              58,200          1,004
-   Century Communications Corp.
        Class A                                 131,116          1,278
-   Cephalon, Inc.                               61,800            703
-   Cerner Corp.                                 80,100          1,692
-   Champion Enterprises, Inc.                  153,448          3,155
    Chaparral Steel Co.                          35,100            542
-   Charming Shoppes, Inc.                      318,600          1,493
    Chart Industries, Inc.                       17,800            406
    Chartwell Re Corp.                           36,600          1,235
-   Chase Industries, Inc.                       44,200          1,127
    Chateau Communities, Inc. REIT               78,500          2,473
-   Checkfree Holdings Corp.                    133,700          3,610
    Checkpoint Systems, Inc.                    106,900          1,871





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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
    Chelsea GCA Realty, Inc. REIT                45,200    $     1,726
    Chemed Corp.                                 37,800          1,566
    ChemFirst Inc.                               64,300          1,816
    Chemical Finance                             29,150          1,304
    Chesapeake Corp. of Virginia                 65,000          2,234
    Chesapeake Energy Corp.                     140,900          1,066
-   Chicago Miniature Lamp, Inc.                 24,850            839
-   Choice Hotel International, Inc.            153,900          2,462
-   Chips & Technologies, Inc.                   63,600            918
    Chittenden Corp.                             51,419          1,800
-   Christiana Cos., Inc.                        16,900            670
    Church & Dwight, Inc.                        54,300          1,524
-   Cidco, Inc.                                  48,000            936
    Cilcorp, Inc.                                42,400          2,072
    Cincinnati Milacron, Inc.                   114,277          2,964
    Circle International Group, Inc.             45,700          1,048
-   Circuit City Stores, Inc.-
        CarMax Group                             64,000            576
-   Cirrus Logic                                187,400          1,991
    Citifed Bancorp                              47,700          1,860
    Citizens Banking Corp.                       48,600          1,677
    Citizens Corp.                               35,000          1,006
-   Citrix Systems, Inc.                         81,300          6,179
    Claire's Stores, Inc.                       143,150          2,782
    Clarcor Inc.                                 56,750          1,681
-   Clarify, Inc.                                56,500            657
    Cleveland-Cliffs Iron Co.                    32,800          1,503
-   Cliffs Drilling Co.                          48,414          2,415
-   Clintrials Research, Inc.                    70,000            551
-   Closure Medical Corp.                        26,000            673
-   Coach USA, Inc.                              46,800          1,568
    Coachmen Industries, Inc.                    56,400          1,216
-   Coast Savings Financial, Inc.                58,200          3,990
    Coca-Cola Bottling Co.                       21,122          1,457
-   Coeur D'Alene Mines Corp.                    98,143            883
-   Cognex Corp.                                105,700          2,880
-   Coherent Communications
        Systems Corp.                            40,200          1,121
-   Coherent, Inc.                               34,000          1,194
-   Coho Energy, Inc.                           112,700          1,028
    Cohu, Inc.                                   30,800            943
-   Coinmach Laundry Corp.                       20,200            495
-   Cole National Corp. Class A                  44,900          1,344
-   Kenneth Cole Productions, Inc.               44,500            715
-   Coleman Inc.                                 17,000            273
-   Collins & Aikman Corp.                      188,200          1,623
    Colonial BancGroup, Inc.                     94,100          3,241
    Colonial Properties Trust REIT               66,700          2,009
-   Columbia Laboratories Inc.                   87,500          1,389
    Columbus McKinnon Corp.                       8,000            194
    Commerce Bancorp, Inc.                       51,755          2,640
    Commerce Group, Inc.                         61,200          1,997
    Commercial Federal Corp.                    101,475          3,609
    Commercial Intertech Corp.                   67,650          1,404
    Commercial Metals Co.                        43,266          1,366
-   CommNet Cellular Inc.                        41,500          1,476
    Commonwealth Bancorp                         34,100            678
    Commonwealth Energy Systems                  56,100          1,865
-   Commonwealth Telephone
        Enterprises, Inc.                        32,000            828
    Community First Bankshares                   58,900          3,136
    Community Trust Bancorp Inc.                 39,860          1,241
-   Compdent Corp.                               37,100            752
-   Complete Business Solutions, Inc.            18,000            783
-   CompuCom Systems, Inc.                       16,600            137
-   CompuServe Corp.                            125,700          1,524
-   Computer Horizons Corp.                      85,600          3,852
-   Computer Management
        Sciences, Inc.                           26,225            502
-   Computer Products, Inc.                     102,056          2,309
    Computer Task Group, Inc.                    45,200          1,607
-   Computervision Corp.                        207,300            790
    COMSAT Corp.                                157,800          3,827
-   Comstock Resources, Inc.                     96,000          1,146
-   Comverse Technology, Inc.                    78,900          3,077
-   Concentra Managed Care                      105,750          3,569
-   Cone Mills Corp.                            106,700            827
-   Conmed Corp.                                 56,950          1,495
-   Consolidated Cigar Holdings Inc.             28,600            788
-   Consolidated Freightways Corp.               81,400          1,109
-   Consolidated Graphics, Inc.                  31,600          1,473
-   Consolidated Products Inc.                   91,613          1,500
-   Converse Inc.                                56,100            337
-   Cooper Cos., Inc.                            23,000            940
    Adolph Coors Co. Class B                    118,200          3,930
-   CopyTele, Inc.                              237,400            831
-   Cor Therapeutics, Inc.                       76,600          1,723
-   Coram Healthcare Corp.                       11,488             39
-   CoreComm Inc.                                56,300            570
-   COREStaff, Inc.                              88,000          2,332
    Cornerstone Properties, Inc. REIT           154,500          2,964
-   Cort Business Services Corp.                 55,100          2,194
    Corus Bankshares Inc.                        30,500          1,207
-   Cost Plus, Inc.                              25,500            739
    Cousins Properties, Inc. REIT                71,000          2,081
-   Covance, Inc.                               182,300          3,623
-   Covenant Transport, Inc.                     33,000            503
-   Coventry Corp.                              105,300          1,606
-   Cox Radio, Inc.                               5,900            237
    Crawford & Co. Class B                      113,150          2,313
-   Creative Biomolecules, Inc.                  93,100            687
-   Credence Systems Corp.                       69,400          2,056
-   Credit Acceptance Corp.                      53,200            412
    CRIIMI MAE, Inc. REIT                       122,200          1,833
    A.T. Cross Co. Class A                       49,900            505
-   Cross-Continent Auto
        Retailers, Inc.                          69,400            581
    Cross Timbers Oil Co.                        71,150          1,774
    Crown American Realty
     Trust REIT                                 106,900            996
    Cubic Corp.                                  33,500          1,097
    Cullen/Frost Bankers, Inc.                   71,280          4,326
-   Culligan Water Technologies                  79,576          3,999
-   Curative Health Services Inc.                14,400            437
    Curtiss-Wright Corp.                         27,200            988
-   CyberMedia, Inc.                             37,800            569
-   Cygnus Inc.                                  79,700          1,584
-   Cylink Corp.                                 27,700            270
-   Cymer, Inc.                                  87,000          1,305
-   Cytogen Corp.                               139,320            226
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                                                                MARKET
SMALL CAPITALIZATION                                            VALUE*
STOCK PORTFOLIO                                  SHARES          (000)
-----------------------------------------------------------------------
-   Cytyc Corp.                                  42,300    $     1,052
-   DBT Online Inc.                              27,200            678
-   DII Group, Inc.                              86,446          2,356
-   DLB Oil & Gas, Inc.                          14,500            152
    D. R. Horton, Inc.                           70,044          1,217
-   DSP Communications, Inc.                    132,900          1,595
-   Daisytek International Corp.                 17,100            594
-   Dal-Tile International Inc.                 113,000          1,384
    Dames & Moore Group                          52,800            700
    Daniel Industries, Inc.                      71,800          1,382
    Dart Group Corp. Class A                      7,567            878
-   Data Dimensions, Inc.                        24,900            430
-   Data General Corp.                          120,300          2,098
-   Data Processing Resources Corp.              26,800            683
-   Data Transmission Network Corp.              14,000            392
-   Datascope Corp.                              51,400          1,330
-   Davox Corp.                                   3,100            101
    DEKALB Genetics Corp. Class B                93,700          3,678
-   dELiA*s Inc.                                 17,100            380
    Delmarva Power & Light Co.                  194,100          4,476
-   Delphi Financial Group, Inc.                 45,500          2,048
    Delta & Pine Land Co.                       118,476          3,614
    Deltic Timber Corp.                          11,100            304
-   Deltek Systems, Inc.                         35,100            555
-   Delta Financial Corp.                        22,700            304
-   Department 56 Inc.                           61,100          1,757
    Developers Diversified Realty
        Corp. REIT                               64,100          2,452
    Devon Energy Corp.                           70,800          2,726
-   Devry, Inc.                                  86,800          2,767
    Dexter Corp.                                 72,500          3,131
    Diagnostic Products Corp.                    38,600          1,071
-   Dialogic Corp.                               25,400          1,111
-   Diamond Multimedia
        Systems, Inc.                           139,963          1,242
-   Digital Link Corp.                           18,600            179
-   Digital Microwave Corp.                     114,800          1,665
    Dimon Inc.                                  122,200          3,208
-   Dionex Corp.                                 36,600          1,839
-   Discount Auto Parts Inc.                     26,900            514
-   Documentum, Inc.                             39,300          1,656
-   Dominick's Supermarkets, Inc.                44,900          1,639
    Donaldson Co., Inc.                          60,800          2,740
-   Donna Karan International Inc.               18,900            243
    Doral Financial Corp.                        26,800            680
    Downey Financial Corp.                       62,235          1,770
-   The Dress Barn, Inc.                         71,800          2,037
    Dreyer's Grand Ice Cream, Inc.               70,000          1,689
-   Ducommun, Inc.                               26,100            912
-   DuPont Photomasks, Inc.                      25,900            903
-   Dynatech Corp.                               49,000          2,297
    Dynex Capital, Inc.                         136,000          1,810
    EG&G, Inc.                                  144,900          3,016
-   ESS Technology, Inc.                         50,800            386
-   ETEC Systems, Inc.                           66,600          3,097
    Elizabethtown Corp.                          34,800          1,399
-   E*TRADE Group, Inc.                         104,400          2,401
-   Eagle Hardware & Garden, Inc.                70,300          1,362
-   Eagle USA Airfreight, Inc.                   12,100            345
    Earthgrains Co.                              63,572          2,988
    Eastern Enterprises                          59,300          2,668
    Eastern Utilities Associates                 70,889          1,861
    EastGroup Properties, Inc. REIT              37,800            817
    Eaton Vance Corp.                            51,800          1,955
-   EchoStar Communications Corp.                14,100            236
-   Einstein/Noah Bagel Corp.                    57,800            322
-   El Paso Electric Co.                        156,000          1,141
    Elcor Corp.                                  64,650          1,552
-   Electro Rent Corp.                           38,779          1,386
-   Electro Scientific Industries, Inc.          30,600          1,163
-   Electroglas, Inc.                            60,900            940
-   Eltron International Inc.                    24,900            753
-   Emisphere Technologies, Inc.                 33,300            620
-   Emmis Broadcasting Corp.
        Class A                                  30,500          1,392
    Empire District Electric Co.                 72,070          1,414
-   Employee Solutions, Inc.                    107,300            463
-   ENCAD, Inc.                                  45,900          1,262
    Energen Corp.                                40,200          1,598
    Enhance Financial Services
        Group, Inc.                              40,900          2,434
-   Envoy Corp.                                  50,200          1,462
-   Enzo Biochem, Inc.                           90,670          1,326
    Equitable Resources, Inc.                   114,700          4,058
-   Equity Corp. International                   43,700          1,011
    Equity Inns, Inc. REIT                      108,800          1,605
    Equity Residential Properties
        Trust REIT                               30,800          1,557
-   Essex International, Inc.                     7,000            208
    Essex Property Trust, Inc. REIT              25,000            875
-   Esterline Technologies Corp.                 28,100          1,012
    Ethan Allen Interiors, Inc.                  85,900          3,313
-   Evans & Sutherland
        Computer Corp.                           33,300            966
    EVEREN Capital Corp.                         26,200          1,244
-   Exabyte Corp.                                87,400            563
-   Exar Corp.                                   26,900            444
    Excel Industries, Inc.                       37,700            681
    Excel Realty Trust, Inc. REIT                63,900          2,013
    Executive Risk, Inc.                         33,500          2,339
    Exide Corp.                                  61,100          1,581
    Expeditors International of
        Washington, Inc.                         76,500          2,945
-   Express Scripts                              32,200          1,932
    F & M Bancorporation, Inc.                   37,140          1,495
    F & M National Corp.                         60,741          2,084
    FBL Financial Group, Inc. Class A            50,500          2,026
-   FEI Co.                                      35,800            445
    F.N.B. Corp.                                 38,870          1,462
-   FPA Medical Management, Inc.                 67,900          1,265
-   FSI International, Inc.                      66,100            777
-   FTP Software, Inc.                          145,800            328
-   Fabri-Centers of America, Inc.               28,900            645
-   Fabri-Centers of America, Inc.
        Class B                                  33,900            701
-   FactSet Research Systems Inc.                18,300            563
    Fair Issac & Co.                             25,900            863
-   Fairchild Corp.                              64,200          1,597
-   Fairfield Communities, Inc.                  57,050          2,517
-   Family Golf Centers, Inc.                    25,800            809
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
    Farmer Brothers, Inc.                         5,450    $     1,019
    Fedders Corp.                               105,400            659
    Fedders Corp. Class A                        67,612            414
    Federal-Mogul Corp.                         127,600          5,168
    Federal Realty Investment
        Trust REIT                              123,700          3,185
    Felcor Suite Hotels, Inc. REIT               98,700          3,504
    Ferro Corp.                                 119,700          2,910
    Fidelity National Financial, Inc.            64,940          2,021
-   Figgie International Inc. Class A            67,500            886
-   FileNet Corp.                                42,300          1,274
-   Financial Federal Corp.                      56,250          1,329
    Financial Security Assurance
        Holdings Ltd.                            98,000          4,728
    Fingerhut Co.                               143,900          3,076
-   Finish Line, Inc.                            32,500            427
    First American Financial Corp.               31,800          2,349
    First Brands Corp.                          127,000          3,421
    First Citizens BancShares Class A            29,600          3,079
    First Federal Savings Bank
        of Colorado                              66,200          1,572
    First Commerce Bancshares Inc.
        Class A                                   8,900            258
    First Commerce Bancshares Inc.
        Class B                                  14,272            464
    First Commonwealth
        Financial Corp.                          66,000          2,314
    First Federal Capital Corp.                   9,200            312
    First Financial Bancorp                      45,904          2,215
    First Financial Bankshares, Inc.             24,500          1,050
    First Financial Corp.-Indiana                 4,000            242
    First Financial Holdings, Inc.               21,700          1,153
    First Industrial Realty Trust REIT          114,600          4,140
    First Indiana Corp.                          11,600            351
    First Midwest Bancorp                        47,000          2,056
-   First Republic Bank                          48,700          1,555
    First Savings Bank, SLA                       5,300            289
    First Source Corp.                           46,145          1,471
    First Union Real Estate                      97,500          1,584
    First United Bancshares, Inc.                 3,100            130
    First Western Bancorp                        20,200            576
    Firstbank of Illinois Co.                    47,190          1,737
    FirstBank Puerto Rico                        51,600          1,758
-   FIRSTPLUS Financial Group, Inc.              72,800          2,794
-   First Federal Financial Corp.                44,375          1,720
    FirstFederal Financial
        Services Corp.                            3,100            136
    Flagstar Bancorp, Inc.                       29,000            574
    Fisher Scientific International Inc.         63,700          3,042
    Fleetwood Enterprises, Inc.                  90,200          3,828
    Fleming Cos., Inc.                          117,100          1,574
    Florida East Coast Railway Co.               15,500          1,490
-   Florida Panthers Holdings, Inc.             107,500          1,854
    Florida Rock Industries, Inc.                58,900          1,340
    Flowserve Corp.                             129,606          3,621
    Fluke Corp.                                  48,400          1,261
-   Foamex International, Inc.                   67,400            733
-   Foodmaker, Inc.                             129,800          1,955
-   Footstar Inc.                                94,800          2,548
-   Forcenergy Inc.                              38,400          1,006
    Foremost Corp. of America                    28,600          1,995
-   Forest Oil Corp.                            106,700          1,761
-   Forrester Research, Inc.                     15,500            353
    Fort Wayne National Corp.                    55,550          2,555
-   Forte Software, Inc.                         52,200            398
    Franchise Finance Corp. of
        America REIT                            128,500          3,469
-   Franklin Covey Co.                           77,700          1,709
-   Freeport-McMoRan Sulphur Inc.                16,122            190
    Fremont General Corp.                        74,310          4,068
-   Friedman's, Inc. Class A                     41,500            565
-   Fritz Cos., Inc.                             57,800            806
    Frontier Insurance Group, Inc.               92,120          2,107
-   Fuisz Technologies Ltd.                      49,200            418
    H.B. Fuller Co.                              44,550          2,205
    Fulton Financial Corp.                      125,743          4,087
    Fund American Enterprise
        Holding Co.                              19,553          2,366
-   Furniture Brands
        International Inc.                      163,300          3,348
    Furon Co.                                    81,600          1,703
    G & K Services, Inc.                         58,050          2,438
    GBC Bancorp                                  24,200          1,543
-   GC Cos.                                      23,650          1,120
    Gables Residential Trust REIT                59,400          1,641
-   Gadzooks, Inc.                               26,900            565
    Gainsco, Inc.                                82,859            704
    Arthur J. Gallagher & Co.                    55,500          1,911
-   Galoob Toys, Inc.                            66,400            676
-   Garden Ridge Corp.                           76,100          1,084
-   Gaylord Container Corp.                     164,900            948
    GenCorp, Inc.                               101,400          2,535
-   General Cable Corp.                          53,100          1,922
    General Chemical Group, Inc.                 51,200          1,370
-   General Cigar Holdings, Inc.                 52,800          1,125
-   General Communication, Inc.                  87,600            580
-   General DataComm
        Industries, Inc.                        114,000            534
    General Growth Properties
        Inc. REIT                               110,700          3,999
-   Genesco, Inc.                               118,100          1,506
-   Gentex Corp.                                108,700          2,921
    Genovese Drug Stores, Inc.
        Class A                                  10,670            183
-   Genrad, Inc.                                 84,300          2,545
-   Gensia Sicor Inc.                           218,960          1,273
    Geon Co.                                     71,000          1,660
    Georgia Gulf Corp.                          107,300          3,286
-   Geotek Industries, Inc.                     184,400            282
    Gerber Scientific, Inc.                      59,600          1,185
-   Getchell Gold Corp.                          84,813          2,036
    Getty Realty Corp.                           47,000          1,040
-   Gibraltar Steel                              28,150            556
-   Gibson Greetings, Inc.                       35,700            781
-   Gilead Sciences, Inc.                        93,100          3,561
    P.H. Glatfelter Co.                          79,800          1,486
    Gleason Corp.                                28,300            762
-   Glenayre Technologies, Inc.                 187,325          1,850
    Glenborough Realty Trust,
        Inc. REIT                                79,200          2,346
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                                                                MARKET
SMALL CAPITALIZATION                                            VALUE*
STOCK PORTFOLIO                                  SHARES          (000)
-----------------------------------------------------------------------
    Glimcher Realty Trust REIT                   74,900    $     1,690
-   Global DirectMail Corp.                      41,400            717
-   Global Industrial
        Technologies, Inc.                       63,800          1,081
-   Global Industries Ltd.                      164,800          2,802
-   Golden Books Family
        Entertainment, Inc.                     108,100          1,115
    Graco, Inc.                                  44,150          1,647
-   Graham-Field Health Products Inc.            85,400          1,425
-   Grand Casinos, Inc.                          99,400          1,354
    Grand Premier Financial, Inc.                33,323            475
    Granite Construction Co.                     12,000            276
    Great Atlantic & Pacific Tea
        Co., Inc.                                61,700          1,832
    Great Financial Corp.                        44,800          2,285
    Great Lakes REIT, Inc.                       55,700          1,083
    Grief Brothers Corp. Class A                 44,600          1,511
    Grey Advertising, Inc.                        3,000            984
-   Grey Wolf, Inc.                             222,900          1,198
-   Greyhound Lines, Inc.                       195,100            719
-   Griffon Corp.                               105,300          1,540
-   Grubb & Ellis Co.                            24,900            341
    Guarantee Life Cos., Inc.                    43,700          1,245
-   Guess ?, Inc.                                63,100            434
    Guilford Mills, Inc.                         58,500          1,601
-   Guilford Pharmaceuticals, Inc.               45,700            920
-   Guitar Center, Inc.                          23,200            534
-   Gulf South Medical Supply, Inc.              48,950          1,823
-   Gymboree Corp.                               79,000          2,163
-   HA-LO Industries, Inc.                       49,150          1,278
    HCC Insurance Holdings, Inc.                105,350          2,239
-   HCIA, Inc.                                   35,300            419
    HFNC Financial Corp.                         65,200            945
-   HMT Technology Corp.                        112,400          1,461
-   HNC Software, Inc.                           49,200          2,116
-   HS Resources Inc.                            19,100            264
    HSB Group Inc.                               62,200          3,433
    HUBCO, Inc.                                  73,204          2,864
-   Hadco Corp.                                  31,200          1,412
-   Haemonetics Corp.                            61,250            857
-   Hambrecht & Quist Group                      54,000          1,971
-   Hamilton Bancorp, Inc.                       22,900            667
    Hancock Fabrics, Inc.                         3,500             51
    Hancock Holding Co.                          28,807          1,743
-   Handleman Co.                               132,800            921
    Handy & Harman                               59,500          2,053
    M.A. Hanna Co.                              140,800          3,555
-   Harbinger Corp.                              55,500          1,561
    Harbor Federal Savings Bank                   8,500            563
-   Harken Energy Corp.                         317,200          2,220
    John H. Harland Co.                          96,100          2,018
    Harleysville National Corp.                  14,298            601
    Harman International
        Industries, Inc.                         57,725          2,450
    Harris Financial, Inc.                        8,100            161
    Hartford Life, Inc.                          81,700          3,702
-   Hartmarx Corp.                              133,100          1,015
    Hawaiian Electric Industries Inc.            97,900          4,002
-   Hayes Lemmerz International, Inc.            81,700          2,288
    Health Care Properties Investors             89,900          3,399
    Healthcare Realty Trust Inc.                 53,100          1,537
    HealthPlan Services Corp.                    53,600          1,126
-   Heartport Inc.                               61,500          1,253
    Health Care REIT, Inc.                       71,300          2,005
-   Healthdyne Technologies, Inc.                45,001            917
-   Heartland Express, Inc.                      50,308          1,352
-   Hecla Mining Co.                            189,700            937
-   Heftel Broadcasting Corp.                    64,400          3,011
    Heilig-Meyers Co.                           180,600          2,167
    Helix Technology Corp.                       58,800          1,147
    Herbalife International Class A              16,067            337
-   Herbalife International Class B              32,134            691
    Heritage Financial Services, Inc.            54,600          1,583
-   Hexcel Corp.                                 63,000          1,571
-   Highlands Insurance Group                    62,930          1,786
-   Highwaymaster
        Communications, Inc.                     70,700            402
    Highwood Properties, Inc. REIT              134,900          5,017
    Hilb, Rogal and Hamilton Co.                 38,100            736
-   Hirsch International Corp. Class A           38,600            849
    Holly Corp.                                  28,300            782
-   Hollywood Entertainment Corp.                81,600            867
-   Hollywood Park, Inc.                         74,900          1,648
-   Hologic, Inc.                                46,000            952
-   Holophane Corp.                              53,900          1,334
    Home Properties of New York,
        Inc. REIT                                41,800          1,136
-   Homebase Inc.                                89,700            706
-   Homeside, Inc.                               70,300          1,938
-   Homestead Village, Inc.                      43,900            661
    Horizon Group, Inc. REIT                     92,964          1,017
-   Host Marriott Services Corp.                108,540          1,615
    Hospitality Properties Trust REIT            72,200          2,374
    Houghton Mifflin Co.                         95,000          3,646
    Hudson Foods Inc. Class A                    84,950          1,747
    Huffy Corp.                                  60,600            818
    Hughes Supply, Inc.                          54,650          1,909
-   Hugoton Energy Corp.                         44,100            405
-   Human Genome Sciences, Inc.                  70,400          2,798
    Hunt Corp.                                   49,300          1,168
    J.B. Hunt Transport Services, Inc.           57,700          1,082
-   Hutchinson Technology, Inc.                  61,900          1,354
-   Hvide Marine, Inc. Class A                   44,800          1,154
-   Hyperion Software Corp.                      62,300          2,227
    IBS Financial Corp.                          26,300            465
    ICN Pharmaceuticals, Inc.                   118,335          5,776
-   ICOS Corp.                                  102,600          1,879
-   IDEC Pharmaceuticals Corp.                   58,800          2,021
    IDEX Corp.                                   91,600          3,195
-   IDEXX Laboratories Corp.                    107,400          1,712
-   IDX Systems Corp.                            23,480            869
    IES Industries, Inc.                         92,900          3,420
-   IHOP Corp.                                   36,000          1,170
    IMC Global Inc.                              68,667          2,249
-   IMC Global Inc.
        Warrants Exp. 12/22/2000                 25,432             99
-   IMC Mortgage Co.                             44,900            533
    INMC Mortgage Holdings Inc.                 161,400          3,783
    IRT Property Co. REIT                       106,198          1,254
-   I-STAT Corp.                                 26,900            425
-   IXC Communications, Inc.                     54,900          1,722
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
-   Identix, Inc.                                86,500    $       833
-   Imation Corp.                               130,400          2,086
-   Imperial Bancorp                             72,064          3,554
-   Imperial Credit                              76,364          1,565
    Imperial Holly Corp.                         31,801            346
-   Imatron, Inc.                               246,000            569
-   In Focus Systems, Inc.                       35,300          1,072
-   Imnet Systems, Inc.                          15,400            250
-   Inacom Corp.                                 40,500          1,137
-   INCYTE Pharmaceuticals, Inc.                 62,400          2,808
    Indiana Energy, Inc.                         71,900          2,368
-   Industri-Matematik
        International Corp.                      71,000          2,094
-   Information Resources, Inc.                  93,400          1,249
-   Infinity Financial Technology, Inc.          67,200          1,407
-   Inhale Therapeutic Systems                   51,100          1,329
    Innovex, Inc.                                41,100            943
-   Input/Output, Inc.                          128,000          3,800
-   Insilco Corp.                                24,500            808
-   INSO Corp.                                   62,100            718
    Innkeepers USA Trust REIT                    97,300          1,508
-   Insignia Financial Group                     78,300          1,801
-   Integrated Device
        Technology Inc.                         250,900          2,368
-   Integrated Circuit Systems, Inc.             29,738            848
    Integrated Health Services, Inc.            127,212          3,967
-   Integrated Process
        Equipment Corp.                          51,200            806
-   Integrated Systems, Inc.                     60,500            832
-   Inter-Tel, Inc.                              72,800          1,410
    Interface, Inc.                              63,900          1,853
-   Interdigital Communications
        Corp.                                   236,300            724
-   Intergraph Corp.                            130,200          1,302
-   Interim Services, Inc.                      126,406          3,271
-   Intermedia Communications Inc.               51,200          3,110
    Intermet Corp.                               65,100          1,139
-   International Dairy Queen, Inc.
        Class A                                  57,400          1,537
    International Multifoods Corp.               57,700          1,634
-   International Network Services               53,300          1,233
-   International Rectifier Corp.               158,200          1,869
-   Interneuron Pharmaceutical, Inc.             84,200            800
    Interpool, Inc.                              62,150            921
    Interra Financial, Inc.                      41,200          2,843
-   Intersolv                                    69,400          1,405
-   Interstate Hotels Co.                        67,300          2,360
    InterWest Bancorp Inc.                       30,700          1,159
    Interstate Power Co.                         35,200          1,318
-   InterVoice, Inc.                             98,000            735
-   Intevac, Inc.                                32,700            319
    Invacare Corp.                               89,300          1,942
-   Investment Technology
        Group, Inc.                              31,100            871
    Investors Financial Services Corp.            8,300            382
    Investors Financial Services Corp.
        Class A                                     877             40
-   Ionics, Inc.                                 50,100          1,960
-   Iron Mountain, Inc.                          13,500            486
    Irvine Apartment Communities,
        Inc. REIT                                55,600          1,769
    Irwin Financial Corp.                        32,700          1,369
-   ISIS Pharmaceuticals, Inc.                   81,400          1,002
-   Itron, Inc.                                  55,400            997
-   i2 Technologies, Inc                         32,600          1,720
    J & L Specialty Steel Inc.                   42,500            428
    JDN Realty Corp. REIT                        49,100          1,590
    JLG Industries, Inc.                        135,100          1,908
-   JPM Co.                                      22,000            467
-   JP Foodservice, Inc.                        102,331          3,780
    JP Realty Inc. REIT                          59,300          1,538
    JSB Financial                                29,200          1,462
-   Jacobs Engineering Group Inc.                66,300          1,682
-   Jacor Communications, Inc.                  141,600          7,523
-   Jacor Communications, Inc.
        Warrants Exp. 9/19/2001                  33,100            203
    Jefferies Group, Inc.                        63,232          2,589
    John Alden Financial Corp.                   80,800          1,939
    John Nuveen Co. Class A                      30,300          1,060
-   Jones Intercable Inc.                        28,400            483
-   Jones Intercable Inc. Class A                 4,700             83
    Jones Medical Industries, Inc.               71,100          2,720
    Jostens Inc.                                120,600          2,781
-   Journal Register Co.                        147,800          3,104
    Juno Lighting, Inc.                          82,800          1,449
-   Just for Feet, Inc.                          60,550            795
    Justin Industries, Inc.                      68,750            937
    KCS Energy, Inc.                             81,600          1,693
    K2 Inc.                                      39,410            897
-   K-V Pharmaceutical Co. Class B               45,900            967
-   Kaiser Aluminum &
        Chemical Corp.                           89,400            788
    Kaman Corp. Class A                          30,600            501
    Kansas City Life Insurance Co.               12,330          1,221
    Kaufman & Broad Home Corp.                  123,000          2,760
    Kaydon Corp.                                103,800          3,386
    Kellwood Co.                                 65,950          1,979
-   Kelly Oil Corp.                             278,100            608
    Kelly Services, Inc. Class A                 50,300          1,509
-   KEMET Corp.                                 121,500          2,354
    Kennametal, Inc.                             82,600          4,280
-   Kent Electronics Corp.                       88,400          2,221
-   Key Energy Group                             39,800            863
    Keystone Financial, Inc.                    161,953          6,519
    Kimball International, Inc.
        Class B                                 113,600          2,094
    Kilroy Realty Corp.                          66,000          1,897
-   Kirby Corp.                                  77,000          1,487
-   Kitty Hawk, Inc.                             31,100            599
-   Knoll, Inc.                                  31,100            999
-   Knight Transportation, Inc.                  25,200            699
    Koger Equity, Inc. REIT                      67,900          1,490
    Kuhlman Corp.                                49,600          1,941
-   Kulicke & Soffa Industries, Inc.             72,100          1,343
-   LCA-Vision, Inc.                             22,425             25
-   LCI International, Inc.                      47,653          1,465
-   LHS Group, Inc.                              14,500            866
    LNR Property Corp.                           81,550          1,927
    LTC Properties, Inc.                         68,100          1,413
-   LTX Corp.                                   135,100            600
    La-Z-Boy Inc.                                49,100          2,117
    Lab Holdings, Inc.                           22,900            532





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                                                                MARKET
SMALL CAPITALIZATION                                            VALUE*
STOCK PORTFOLIO                                  SHARES          (000)
-----------------------------------------------------------------------
-   Laboratory Corp. of America                 196,352    $       331
    Laclede Gas Co.                              53,500          1,501
-   Laidlaw Environmental
        Services, Inc.                          285,937          1,394
-   Lamar Advertising Co.                        46,500          1,848
    Lance, Inc.                                  49,800          1,310
    Landauer, Inc.                               46,600          1,305
-   Lands' End, Inc.                             48,300          1,694
-   Landry's Seafood
        Restaurants, Inc.                        67,100          1,610
-   Landstar System                              51,500          1,358
    Lawson Products, Inc.                        29,600            881
    Lawter International Inc.                   138,566          1,507
-   Layne Christensen Co.                        28,100            365
-   Learning Co., Inc.                          118,400          1,902
-   Learning Tree International, Inc.            23,400            676
-   Legato Systems, Inc.                         62,000          2,728
    Legg Mason Inc.                              66,566          3,724
    Lennar Corp.                                 86,250          1,860
-   Level One Communications                     66,150          1,869
    Libbey, Inc.                                 54,500          2,064
    Liberty Corp.                                39,300          1,837
    Liberty Property Trust REIT                 144,300          4,122
-   Life USA Holding, Inc.                       92,800          1,566
    Life Bancorp Inc.                            12,000            439
    Life Re Corp.                                27,700          1,806
    Life Technologies, Inc.                      37,950          1,262
-   Ligand Pharmaceuticals Class B               76,600            986
    Lilly Industries Inc. Class A                66,350          1,368
    Lincoln Electric Co.                         36,100          1,408
    Lincoln Electric Co. Class A                 39,600          1,426
    Lindsay Manufacturing Co.                    37,330          1,619
-   Linens 'n Things, Inc.                       43,600          1,902
-   Liposome Co., Inc.                          137,600            636
    Liqui-Box Corp.                              24,500            986
-   Littelfuse, Inc.                             60,600          1,507
-   Lo-Jack Corp.                                93,200          1,375
    Lomak Petroleum, Inc.                        34,500            561
    Lone Star Industries, Inc.                   33,400          1,774
-   Lone Star Steakhouse &
        Saloon, Inc.                            113,200          1,981
-   Lone Star Technologies, Inc.                 65,900          1,870
-   Long Beach Financial Corp.                   75,100            873
    Long Island Bancorp, Inc.                    75,400          3,742
    Longs Drug Stores, Inc.                      95,100          3,055
    Longview Fibre Co.                          161,900          2,459
-   Louis Dreyfus Natural Gas Corp.              60,596          1,132
    Luby's Cafeterias, Inc.                      74,000          1,300
    Lukens, Inc.                                 52,400          1,497
-   Lycos, Inc.                                  42,000          1,738
-   Lydall, Inc.                                 65,600          1,279
    MAF Bancorp, Inc.                            56,434          1,996
    MDU Resources Group, Inc.                    89,725          2,838
    MGI Properties, Inc. REIT                    56,400          1,354
    ML Bancorp Inc.                              57,300          1,719
    MMI Cos., Inc.                                9,600            241
-   MRV Communications Inc.                      61,000          1,456
    MTS Systems Corp.                            37,900          1,421
-   MacFrugal's Bargains Close
        Outs, Inc.                               77,700          3,195
    MacDermid, Inc.                              22,800          1,935
    The Macerich Co. REIT                        72,400          2,063
    Mack-Cali Realty Corp.                      157,200          6,445
-   Macromedia                                   55,800            464
    Madison Gas & Electric Co.                   42,275            972
-   Magellan Health Services, Inc.               91,700          1,972
    Magna Group                                 103,900          4,753
-   Magnatek                                     76,500          1,492
-   Mail-Well, Inc.                              47,000          1,903
    Mainstreet Bankgroup, Inc.                   39,900          1,112
-   Malibu Entertainment Worldwide                6,500             21
    Manitowac Co., Inc.                          56,700          1,843
    Manufactured Home
        Communities, Inc. REIT                   68,300          1,844
-   Manugistics Group, Inc.                      51,800          2,312
    Marcus Corp.                                 18,600            343
-   Marine Drilling Co., Inc.                   168,200          3,490
-   Mariner Health Group, Inc.                   88,750          1,442
-   Markel Corp.                                 13,200          2,061
-   Marquette Medical Systems Inc.               51,200          1,363
-   Marshall Industries                          52,200          1,566
-   Martek Biosciences Corp.                     84,100            694
-   Marvel Entertainment Group                   34,100             17
    MascoTech Inc.                               77,900          1,431
-   Mastec Inc.                                  32,900            753
-   Material Sciences Corp.                      80,300            979
    Matthews International Corp.                 15,700            691
-   May & Speh, Inc.                             40,100            541
-   Maxicare Health Plans Inc.                   71,317            776
-   Maxxam Inc.                                  25,300          1,104
    McClatchy Newspapers, Inc.                   54,800          1,490
    McDonald and Co. Investments                 63,320          1,797
-   McLeod, Inc.                                100,900          3,229
-   McWorter Technologies Inc.                   39,650          1,021
    Meadowbrook Insurance
        Group, Inc.                              30,100            784
-   Medaphis Corp.                              226,750          1,474
    Media General, Inc. Class A                  37,600          1,572
-   Medical Assurance, Inc.                      65,990          1,856
-   Medicis Pharmaceutical Corp.                 44,100          2,255
-   MedImmune Inc.                               70,600          3,027
-   MEDIQ, Inc.                                  54,100            602
-   MedQuist, Inc.                               50,850          1,767
    Medusa Corp.                                 53,650          2,243
-   MemberWorks, Inc.                            20,800            437
-   Men's Wearhouse, Inc.                        42,000          1,459
    Mentor Corp.                                 78,800          2,876
-   Mentor Graphics Corp.                       184,500          1,787
    Merchants New York
        Bancorporation                            3,900            164
-   Mercury Interactive Corp.                    72,600          1,942
-   The Meridian Resource Corp.                  47,844            458
    Merrill Corp.                                63,200          1,469
    Merry Land & Investment Co.,
        Inc. REIT                               122,518          2,803
-   Mesaba Holdings, Inc.                        35,700            928
-   Mestek, Inc.                                  4,000             75
    Methode Electronics, Inc. Class A            86,800          1,410
    Metris Cos., Inc.                            28,900            990
-   Metro Information Services, Inc.              4,400            122
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
-   Metromedia International                               $
        Group, Inc.                             135,200          1,284
-   Michaels Stores, Inc.                        74,818          2,188
-   Micrel, Inc.                                 35,500          1,021
-   Micro Linear Corp.                           95,300            750
-   MICROS Systems, Inc.                         27,800          1,251
-   Microage, Inc.                               59,100            890
-   Micro Warehouse Inc.                        104,800          1,461
-   MicroProse, Inc.                            171,200            374
-   Microtouch Systems, Inc.                     34,300            540
    Mid Am Inc.                                  74,369          1,915
    Mid-America Apartment
        Communities, Inc. REIT                   43,000          1,228
-   Mid Atlantic Medical
        Services, Inc.                          150,900          1,924
-   Midwest Express Holdings, Inc.               40,400          1,568
-   Midway Games Inc.                            52,700            958
-   Millennium Pharmaceuticals, Inc.             87,300          1,659
-   Miller Industries, Inc.                      81,250            873
    Mills Corp. REIT                             68,700          1,683
    Mine Safety Appliances Co.                   16,000          1,048
    Minerals Technologies, Inc.                  70,100          3,185
-   MiniMed, Inc.                                22,200            863
    Minnesota Power & Light Co.                 105,200          4,583
-   Miravant Medical Technology                  30,250          1,210
    Mississippi Chemical Corp.                   87,965          1,605
-   Mobile Telecommunications
        Technologies Corp.                      154,900          3,408
    Modine Manufacturing Co.                     69,800          2,382
-   Mohawk Industries, Inc.                     103,350          2,267
-   MoneyGram Payment
        Systems, Inc.                            69,200            744
-   Robert Mondavi Corp.                         29,300          1,428
    Morrison Health Care Inc.                    39,916            798
-   MotivePower Industries Inc.                  53,400          1,242
-   Mueller Industries Inc.                      55,000          3,245
-   Mycogen Corp.                                44,900            842
    Myers Industries, Inc.                       58,597          1,000
-   Mylex Corp.                                  81,700            735
-   NABI                                         71,100            242
    NAC Re Corp.                                 44,750          2,184
    NACCO Industries, Inc. Class A               21,395          2,293
-   NBTY, Inc.                                   75,400          2,516
-   NCI Building Systems, Inc.                   29,200          1,037
-   NCO Group, Inc.                              22,050            568
-   NCS HealthCare, Inc.                         49,500          1,306
-   NFO Worldwide, Inc.                          67,800          1,420
-   NHP, INC.                                    11,600            319
-   N L Industries, Inc.                         50,200            684
    NN Ball and Roller                           56,700            503
-   NPC International Class A                    79,000            958
-   NTL Inc.                                     89,667          2,499
    NUI Corp.                                    23,900            686
    NYMAGIC, Inc.                                35,100            967
    Nash-Finch Co.                               43,800            832
    National Bankcorp of Alaska Inc.              9,900          1,252
    National City Bancshares, Inc.                5,335            239
    National Computer Systems, Inc.              41,600          1,466
    National Golf Properties, Inc. REIT          33,900          1,112
    National Health Investors REIT               72,000          3,015
-   National Media Corp.                        112,300            365
-   National-Oilwell, Inc.                      112,600          3,850
    National Penn Bancshares Inc.                39,626          1,308
    National Presto Industries, Inc.             19,400            768
-   National Steel Corp. Class B                 69,200            800
-   National Surgery Centers, Inc.               30,500            801
-   National Western Life Insurance
        Co. Class A                               9,500            964
    Nationwide Health
        Properties, Inc.                        132,700          3,384
-   Natural Microsystems Corp.                   32,200          1,497
    Nature's Sunshine Inc.                       55,382          1,440
-   Nautica Enterprises Inc.                    106,614          2,479
    Thomas Nelson, Inc.                          60,500            700
-   Neopath, Inc.                                33,400            434
-   Network Equipment
        Technologies, Inc.                       69,500          1,016
-   Network Appliance, Inc.                      91,000          3,230
-   Network Computing Devices, Inc.              75,100            704
-   Neurex Corp.                                 51,900            720
-   Neurogen Corp.                               41,800            564
-   Neuromedical Systems, Inc.                  155,900            438
    Nevada Power Co.                            155,700          4,136
    New England Business
        Service, Inc.                            50,300          1,698
    New Jersey Resources Corp.                   55,800          2,235
    New York Bancorp Inc.                        58,166          2,308
-   Newfield Exploration Co.                    101,600          2,369
-   Newpark Resources, Inc.                     200,400          3,507
    Newport News Shipbuilding Inc.              110,600          2,813
-   NeXstar Pharmaceuticals Inc.                 93,900          1,068
-   Nimbus CD International, Inc.                72,100            775
-   99 Cents Only Stores                         12,500            369
    Nordson Corp.                                46,100          2,115
    Norrell Corp.                                42,100            837
    North Carolina Natural Gas Corp.             36,135          1,256
-   The North Face, Inc.                         20,000            440
    North Pittsburgh Systems, Inc.                3,000             55
    Northwest Natural Gas Co.                    68,150          2,113
    Northwestern Public Service Co.              75,200          1,730
-   Nova Corp. (Georgia)                         62,600          1,565
-   NovaCare, Inc.                              189,000          2,469
-   Nu Skin Asia Pacific Inc.                    39,800            726
-   Nuevo Energy Co.                             61,900          2,522
-   OAO Technology                               16,360            151
    OEA, Inc.                                    50,600          1,464
-   OEC Medical Systems, Inc.                    48,500            967
-   ODS Networks, Inc.                           52,600            339
-   OHM Corp.                                    92,500            705
-   OIS Optical Imaging
        Systems, Inc.                           127,900            156
    OM Group, Inc.                               69,400          2,542
-   OMI Corp.                                   133,000          1,222
-   Oak Industries, Inc.                         54,000          1,603
-   Oak Technology, Inc.                         88,700            576
    Oakwood Homes Corp.                         145,200          4,819
    Oasis Residential, Inc. REIT                 68,800          1,535
-   Object Design, Inc.                          94,800            794
-   Objective Systems
        Integrators, Inc.                        17,200            144
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                                                                MARKET
SMALL CAPITALIZATION                                            VALUE*
STOCK PORTFOLIO                                  SHARES          (000)
-----------------------------------------------------------------------
-   Ocean Energy, Inc.                           41,800    $     2,061
    Ocean Financial Corp.                        39,500          1,471
-   Oceaneering International, Inc.              74,000          1,461
    Ocwen Asset Investment Corp.                 61,300          1,257
-   Ocwen Financial Corp.                        83,600          2,127
-   Offshore Logistics, Inc.                     68,700          1,468
    Ogden Corp.                                 156,600          4,414
    Old National Bancorp                         80,779          3,908
    Omega Healthcare Investors,
        Inc. REIT                                60,600          2,341
    OmniQuip International, Inc.                 30,800            614
    Omega Financial Corp.                        34,800          1,166
-   Omnipoint Corp.                              98,200          2,283
-   On Assignment, Inc.                          24,600            652
    Onbancorp Inc.                               39,200          2,764
    One Valley Bancorp of
        West Virginia Inc.                       85,244          3,303
    Oneida Ltd.                                  64,335          1,717
    ONEOK, Inc.                                  75,500          3,048
-   Open Market, Inc.                            39,900            384
    Orange & Rockland Utilities, Inc.            43,400          2,021
-   Orbital Sciences Corp.                      102,500          3,049
-   Oregon Metallurgical Corp.                   70,900          2,366
-   Organogenesis, Inc.                          79,594          2,099
    Oregon Steel Mills, Inc.                     75,800          1,615
-   O'Reilly Automotive, Inc.                    37,300            979
    Oriental Financial Group                     34,800          1,029
    Orion Capital Corp.                          87,150          4,047
-   Orthodontic Centers of
        America, Inc.                           111,800          1,859
-   Osmonics, Inc.                               52,200            825
    Otter Tail Power Co.                         41,000          1,553
-   Outdoor Systems, Inc.                        50,100          1,923
    Overseas Shipholding Group Inc.              85,600          1,867
    Owens & Minor, Inc. Holding Co.              75,537          1,095
    Oxford Industries, Inc.                      22,800            741
-   Oxigene, Inc.                                18,000            315
-   P-Com, Inc.                                 114,100          1,968
-   PFF Bancorp, Inc.                            79,500          1,580
-   PHP Healthcare Corp.                         51,700            779
-   PMC Sierra Inc.                              91,300          2,830
-   PMT Services Inc                            117,000          1,623
-   PRI Automation, Inc.                         37,300          1,077
    PXRE Corp.                                   44,833          1,488
-   Pacific Gateway Exchange, Inc.               30,400          1,636
    Pacific Gulf Properties, Inc. REIT           45,300          1,076
-   Pacific Sunwear of California                34,350          1,015
-   PageMart Wireless, Inc.                      31,500            248
-   Paging Network, Inc.                        320,900          3,450
-   Palm Harbor Homes, Inc.                      16,743            473
-   Panavision Inc.                              48,100          1,242
-   Papa John's International, Inc.              57,450          2,004
-   Paracelsus Healthcare Corp.                  53,800            182
-   Paragon Health Network, Inc.                101,796          1,991
-   Paragon Trade Brands, Inc.                   45,500            586
-   PAREXEL International Corp.                  61,300          2,268
    Park Electrochemical Corp.                   34,200            970
    Park National Corp.                          20,300          1,789
-   Parker Drilling Co.                         214,400          2,613
-   PathoGenesis Corp.                           47,500          1,763
-   Patterson Dental Co.                         42,900          1,941
-   Patterson Energy, Inc.                       39,400          1,524
-   Paul Harris Stores, Inc.                     26,900            271
-   Paxar Corp.                                  94,456          1,399
-   Paxson Communications Corp.                  85,300            629
-   PEC Israel Economic Corp.                    33,100            716
-   Pediatrix Medical Group, Inc.                29,700          1,270
-   Pegasystems Inc.                             43,300            874
    Penn Engineering &
        Manufacturing Corp.                      16,800            403
    Penn Engineering &
        Manufacturing Corp. Class A              18,300            456
-   Penn National Gaming, Inc.                   54,300            529
    Penncorp Financial Group Inc.                86,300          3,080
    Pennsylvania REIT                            43,200          1,061
-   Penske Motorsports, Inc.                     18,300            455
    Peoples First                                 7,700            299
    Peoples Heritage Financial
        Group Inc.                               87,200          4,011
-   Perclose, Inc.                               29,800            574
-   Perception, Inc.                             27,700            599
-   Performance Food Group Co.                   43,950          1,044
-   Periphonics Corp.                            35,500            311
-   Perrigo Co.                                 208,500          2,789
-   Personnel Group of America, Inc.             46,600          1,538
-   Petco Animal Supplies, Inc.                  57,500          1,380
-   Pharmaceutical Product
        Development, Inc.                        57,371            882
-   PharMerica, Inc.                             68,200            708
-   Philadelphia Consolidated
        Holding Corp.                            28,000            497
    Philadelphia Suburban Corp.                  47,100          1,387
    Phillips-Van Heusen Corp.                    86,300          1,230
    Phoenix Duff & Phelps Corp.                 193,400          1,547
-   Phymatrix Corp.                              43,500            685
-   Phoenix Technologies LTD.                    63,100            765
-   Photronics Labs Inc.                         54,200          1,314
-   Physician Sales & Service, Inc.             120,800          2,597
-   Physicians Resource Group, Inc.              79,700            349
-   Physio-Control International Corp.           45,300            719
-   PictureTel Corp.                             76,700            499
    Piedmont Natural Gas, Inc.                   95,143          3,419
    Pier 1 Imports Inc.                         211,588          4,787
-   Pinkerton's, Inc.                            42,300            994
    Pioneer Group, Inc.                          69,600          1,957
    Pioneer Standard Electronics Inc.            93,450          1,425
    Piper Jaffray Cos., Inc.                     56,900          2,073
    Pittston Burlington Group                    63,400          1,664
-   Pixar, Inc.                                  30,600            662
-   Plains Resources                             70,000          1,203
-   Plantronics, Inc.                            56,300          2,252
-   PLATINUM technology, Inc.                   193,777          5,474
-   Playboy Enterprises Inc. Class B             44,200            693
-   Playtex Products, Inc.                      133,600          1,369
-   Plexus Corp.                                 63,300            942
    Poe & Brown, Inc.                            28,900          1,290
    Polaris Industries, Inc.                     82,900          2,534
-   Policy Management
        Systems Corp.                            49,100          3,416
-   Polymer Group, Inc.                          75,700            719
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
-   Pool Energy Service Co.                      65,400    $     1,455
    Pope & Talbot, Inc.                          58,600            883
-   Possis Medical Inc.                          60,000            660
    Post Properties, Inc. REIT                   99,626          4,047
-   Powertel Inc.                                50,000            837
-   Pre-Paid Legal Services, Inc.                75,900          2,595
-   Precision Response Corp.                     37,700            384
-   Premier Parks Inc.                           33,900          1,373
-   Premisys Communications, Inc.                80,900          2,114
-   Premiere Technologies, Inc.                  67,400          1,862
    Prentiss Properties Trust REIT               71,700          2,003
    Presidential Life Corp.                      74,300          1,505
    Price Enterprises, Inc.                      58,000          1,058
-   PriCellular Corp.                            83,897            876
-   Primadonna Resorts, Inc.                     34,300            572
    Prime Retail, Inc. REIT                     112,500          1,596
-   Primark Corp.                                81,400          3,312
-   Prime Hospitality Corp.                     127,900          2,606
-   Primus Telecommunications
        Group, Inc.                              29,900            482
-   Pride International Inc.                    136,900          3,457
-   Proffitt's, Inc.                            143,000          4,067
-   Progress Software Corp.                      60,200          1,302
-   Project Software &
        Development, Inc.                        30,500            717
-   Protein Design Labs                          48,300          1,932
    Provident Bankshares Corp.                   27,900          1,782
-   PSINet, Inc.                                135,900            696
    Public Service Co. of
        New Mexico                              130,700          3,096
    Public Service Co. of
        North Carolina, Inc.                     59,200          1,354
    Pulitzer Publishing Co.                      33,249          2,088
    Pulte Corp.                                  47,600          1,990
    Quaker State Corp.                          110,000          1,568
-   Quality Food Centers Inc.                    40,488          2,713
    Quanex Corp.                                 43,100          1,212
    Queens County Bancorp, Inc.                  42,848          1,735
-   Quest Diagnostics, Inc.                      90,600          1,529
    Quick & Reilly Group, Inc.                   64,525          2,775
-   QuickResponse Services, Inc.                 33,700          1,247
-   Quiksilver, Inc.                             34,100            976
-   Quintel Entertainment, Inc.                  39,500            215
-   RCN Corp.                                    44,800          1,534
    RFS Hotel Investors, Inc. REIT               65,000          1,296
    R.L.I. Corp.                                  9,800            488
-   RMI Titanium Co.                             64,600          1,292
    RPC Inc.                                     93,600          1,106
-   Radiant Systems, Inc.                        23,200            661
-   RadiSys Corp.                                23,400            872
-   Rainforest Cafe, Inc.                        46,500          1,535
-   Rambus Inc.                                  38,100          1,743
-   Ralcorp Holdings, Inc.                      102,300          1,733
-   Raptor Systems, Inc.                         40,100            531
-   Rational Software Corp.                     240,479          2,735
    Raymond James Financial, Inc.                75,750          3,006
-   Read Rite Corp.                             136,500          2,150
    Realty Income Corp. REIT                     77,800          1,979
    Reckson Associates Realty
        Corp. REIT                               94,100          2,388
-   Red Roof Inns, Inc.                         106,200          1,626
    Redwood Trust, Inc.                          43,100            878
    Regal-Beloit Corp.                           64,800          1,916
-   Regeneron Pharmaceuticals, Inc.              76,900            658
    Regis Corp.                                  10,000            251
    Regency Realty Corp. REIT                    68,100          1,886
-   The Registry, Inc.                           20,600            945
    Reinsurance Group of
        America, Inc.                           121,300          5,163
    Reliance Steel & Aluminum Co.                18,800            559
-   Remec, Inc.                                  19,100            430
-   Remedy Corp.                                 65,100          1,367
-   Renal Treatment Centers, Inc.                74,400          2,688
-   Renal Care Group, Inc.                       71,700          2,294
-   Rental Service Corp.                         35,300            867
-   Renters Choice, Inc.                         39,200            804
    Republic Bancorp, Inc.                       87,700          1,875
    Republic Group Inc.                          12,800            210
-   Res-Care, Inc.                               38,400          1,114
-   Respironics, Inc.                            60,600          1,356
-   Response Oncology, Inc.                      17,805            149
-   Rexall Sundown, Inc.                         99,700          3,010
    Richfood Holdings, Inc.                     148,900          4,206
    Riggs National Corp.                         69,500          1,868
-   Rightchoice Managed Care, Inc.               51,200            493
-   Risk Capital Holdings, Inc.                  43,900            977
    Roadway Express Inc.                         47,700          1,055
    Robbins & Myers, Inc.                        36,478          1,445
-   Roberts Pharmaceuticals                      54,500            521
-   Robotic Vision Systems, Inc.                 79,200            911
    Rochester Gas and Electric Corp.            122,300          4,158
    Rock-Tenn Co.                               109,060          2,236
-   Rockshox, Inc.                               24,400            226
-   Rofin-Sinar Technologies Inc.                17,200            209
-   Rogers Corp.                                 28,500          1,165
    Rohn Industries  Inc.                       111,300            574
    Rollins, Inc.                                59,800          1,215
    Rollins Truck Leasing                       108,525          1,940
-   Romac International, Inc.                    56,600          1,383
    Roper Industries Inc.                        95,600          2,701
    Roslyn Bancorp, Inc.                        135,556          3,152
    Rouge Industries Inc.                        39,400            478
-   Royal Appliance
        Manufacturing Co.                       119,100            789
-   Ruby Tuesday, Inc.                           48,875          1,259
    Ruddick Corp.                                78,000          1,360
-   Rural/Metro Corp.                            39,800          1,328
    Russ Berrie, Inc.                            48,800          1,281
-   Rutherford-Moran Oil Corp.                   40,200            719
-   Ryan's Family Steak Houses, Inc.            136,700          1,170
-   Ryerson Tull, Inc. Class A                   45,000            624
    Ryland Group, Inc.                           72,200          1,706
    S & T Bancorp, Inc.                          37,700          1,631
    SCPIE Holdings Inc.                          56,100          1,623
-   SDL, Inc.                                    23,700            344
    SEI Corp.                                    41,100          1,726
    Semco Energy Inc.                             1,700             31
-   SPS Technologies, Inc.                       34,900          1,523
-   SPS Transaction Services                     38,400            866
-   SPSS, Inc.                                   26,400            508
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                                                                MARKET
SMALL CAPITALIZATION                                            VALUE*
STOCK PORTFOLIO                                  SHARES          (000)
-----------------------------------------------------------------------
    SPX Corp.                                    42,300    $     2,919
-   S3, Inc.                                    153,500            767
-   Sabratek Corp.                               36,000          1,035
-   The SABRE Group Holdings, Inc.               72,700          2,099
-   Safeguard Scientifics, Inc.                  86,400          2,711
-   Safeskin Corp.                               53,500          3,036
    Safety-Kleen Corp.                          183,000          5,021
-   Saga Communications, Inc.                    42,300            899
    St. Francis Capital Corp.                    20,600          1,040
    St. John Knits, Inc.                         51,300          2,052
    St. Mary Land & Exploration Co.              33,240          1,163
    St. Paul Bancorp, Inc.                      108,305          2,843
-   Samsonite Corp.                              49,700          1,572
    Sanderson Farms, Inc.                        20,500            297
-   SanDisk Corp.                                51,200          1,040
-   Sanmina Corp.                                54,300          3,679
-   Sangstat Medical Corp.                       51,900          2,102
    Santa Barbara Bancorp                        26,100          1,230
-   Santa Cruz Operation, Inc.                   20,900             86
-   Sapient Corp.                                11,000            674
    Saul Centers, Inc. REIT                      54,700            995
-   Sawtek Inc.                                  33,200            876
    Sbarro, Inc.                                 53,800          1,416
-   Henry Schein, Inc.                           27,000            945
-   Scholastic Corp.                             39,100          1,466
    A. Schulman Inc.                            113,700          2,857
    Schweitzer-Mauduit
        International, Inc.                      49,600          1,848
-   Scientific Games Holdings Corp.              28,600            579
-   Scios, Inc.                                 121,835          1,218
-   Scopus Technology, Inc.                      58,000            696
    Scotsman Industries, Inc.                    48,700          1,190
-   Scotts Co.                                   65,300          1,975
    SEABOARD Corp.                                   50             22
-   SEACOR SMIT Inc.                             43,900          2,645
-   Seattle FilmWorks, Inc.                      83,277            926
    Security Capital Atlantic, Inc. REIT         76,200          1,610
-   Security Capital Group Inc.
        Warrants Exp. 9/18/1998                   4,992             26
-   Seitel, Inc.                                 70,200          1,202
    Selective Insurance Group                    90,800          2,452
-   Semtech Corp.                                21,200            829
-   Sepracor Inc.                                87,400          3,501
-   Sequa Corp. Class A                          28,600          1,861
-   Sequent Computer Systems, Inc.              124,300          2,486
-   SEQUUS Pharmaceuticals, Inc.                 76,400            568
-   Serologicals Corp.                           58,500          1,521
-   Service Experts Inc.                         13,300            381
-   Service Merchandise Co., Inc.               247,412            526
-   Sheldahl, Inc.                               44,800            627
-   Shiva Corp.                                 109,000            933
-   Shopko Stores, Inc.                          64,000          1,392
-   Shoney's Inc.                               122,400            390
-   Shorewood Packaging Corp.                    50,000          1,337
-   ShowBiz Pizza Time, Inc.                     64,500          1,483
    Showboat, Inc.                               59,600          1,751
    Shurgard Storage Centers, Inc.
        Class A REIT                             87,700          2,543
-   Siebel Systems, Inc.                         64,526          2,698
-   Sierra Health Services                       47,800          1,607
    Sierra Pacific Resources                     96,200          3,607
-   Signature Resorts, Inc.                      47,850          1,047
    SIG Corp.                                    73,799          2,168
-   Silgan Holdings, Inc.                        58,200          1,891
-   Silicon Valley Bancshares                    33,300          1,873
-   Silicon Valley Group, Inc.                   95,900          2,170
-   Siliconix, Inc.                              28,300          1,217
    Simpson Industries, Inc.                     87,200          1,025
-   Simpson Manufacturing Co.                     9,600            320
-   SITEL Corp.                                 138,200          1,261
-   Sipex Corp.                                   5,100            154
    Skyline Corp.                                35,400            973
-   SMART Modular
        Technologies, Inc.                       75,200          1,730
-   SmarTalk Teleservices, Inc.                  11,600            264
    A.O. Smith Corp.                             39,600          1,673
    Charles E. Smith Residential
        Realty, Inc. REIT                        84,300          2,993
-   Smithfield Foods, Inc.                       93,600          3,089
    J.M. Smucker Co. Class A                     70,900          1,675
    J.M. Smucker Co. Class B                      1,000             23
-   Snyder Communications, Inc.                  48,200          1,759
    Snyder Oil Corp.                             80,700          1,473
-   Sodak Gaming, Inc.                           65,500            418
-   Sola International, Inc.                     75,900          2,467
-   Sonic Corp.                                  48,600          1,367
    Sotheby's Holdings Class A                  131,500          2,433
    South Jersey Industries, Inc.                36,836          1,117
    Southdown, Inc.                              70,000          4,130
    Southern California Water Co.                46,300          1,163
-   Southern Pacific Funding Corp.               47,600            625
-   Southern Union Co.                           41,564            992
-   Southwest Bancorporation of
        Texas, Inc.                              42,900          1,335
    Southwest Gas Corp.                          83,200          1,555
    Southwestern Energy Co.                      99,300          1,278
    Sovereign Bancorp, Inc.                     279,980          5,810
    Sovran Self Storage, Inc. REIT                4,700            152
-   SpaceLabs Medical, Inc.                      39,800            756
-   Spectrian Corp.                              30,900            595
-   Speedfam International, Inc.                 26,500            702
-   Spiegel, Inc. Class A                         3,600             18
-   Splash Technology Holdings, Inc.             37,359            841
    Spine-Tech, Inc.                             29,300          1,507
-   The Sports Authority, Inc.                   99,100          1,462
    Springs Industries Inc. Class A              39,900          2,075
-   STAAR Surgical Co.                           58,200          1,000
-   StaffMark, Inc.                              40,800          1,290
-   Stage Stores, Inc.                           86,100          3,218
    Standard Motor Products, Inc.                43,400            979
    Standard Products Co.                        60,025          1,538
    The Standard Register Co.                    38,000          1,320
    Standex International Corp.                  37,800          1,332
-   Stanford Telecommunications, Inc.            40,200            681
    Stanhome, Inc.                               53,500          1,374
    L. S. Starrett Co. Class A                   32,200          1,177
-   Station Casinos, Inc.                        72,500            739
-   Steck-Vaughn Publishing Corp.                38,500            568
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
-   Steel Dynamics, Inc.                        113,000    $     1,808
-   Stein Mart, Inc.                             35,550            951
    Sterling Bancshares, Inc.                    43,000            871
    Stewart & Stevenson
        Services, Inc.                           95,310          2,430
-   Stillwater Mining Co.                        59,300            993
    Stone & Webster, Inc.                        30,800          1,444
-   Stone Energy Corp.                           34,500          1,156
    Storage USA, Inc. REIT                       86,800          3,467
    Storage Trust Realty REIT                    65,400          1,721
-   Stratus Computer, Inc.                       86,000          3,252
    Strayer Education, Inc.                       9,150            302
    Stride Rite Corp.                           153,300          1,840
-   Structural Dynamics
        Research Corp.                          110,606          2,489
    Student Loan Corp.                           16,200            800
    Sturm, Ruger & Co., Inc.                     84,500          1,558
-   Suburban Lodges of America, Inc.             39,100            521
-   Suiza Foods Corp.                            65,795          3,919
    Sumitomo Bank of California                  13,884            758
    Summit Properties, Inc. REIT                 54,900          1,160
-   Summit Technology, Inc.                      78,000            353
    Sun Communities, Inc. REIT                   50,300          1,808
-   Sun Healthcare Group, Inc.                  130,800          2,534
-   Sunburst Hospitality Corp                    50,633            500
-   Sunglass Hut International, Inc.            118,600            749
-   Sunrise Assisted Living, Inc.                32,900          1,419
-   Sunrise Medical, Inc.                        73,000          1,127
    Sunstone Hotel Investors,
        Inc. REIT                               101,400          1,749
    Superior Industries
        International, Inc.                      64,700          1,735
-   Superior Services Inc.                       59,200          1,709
-   Superior Telecom Inc.                        32,300          1,116
-   Supertex, Inc.                               47,900            521
    Susquehanna Bancshares, Inc.                 67,350          2,576
-   Swift Energy Co.                             68,420          1,441
-   Swift Transportation Co., Inc.               36,200          1,172
-   Sykes Enterprises, Inc.                      47,700            930
-   Sylvan Learning Systems, Inc.                60,300          2,352
-   Symantec Corp.                              177,940          3,904
-   Symmetricom Inc.                             58,700            682
-   Synetic, Inc.                                55,600          2,029
-   System Software Associates, Inc.             84,500            739
-   Systems & Computer
        Technology Corp.                         55,400          2,749
-   Synthetic Industries, Inc.                    8,700            215
-   Systemsoft Corp.                             72,800            464
-   TBC Corp.                                   128,200          1,226
    TCA Cable Television, Inc.                   51,000          2,346
-   TCI Satellite Entertainment, Inc.
        Class A                                 204,890          1,409
    TJ International, Inc.                       52,100          1,289
-   TMP Worldwide, Inc.                          36,000            828
    TNP Enterprises, Inc.                        47,700          1,586
    TR Financial Corp.                           54,200          1,802
    Talbots Inc.                                 30,600            555
    Tanger Factory Outlet
        Centers, Inc.                            36,100          1,103
    Taubman Co. REIT                            104,900          1,364
-   Tech-Sym Corp.                               28,049            714
-   Techne                                       76,928          1,346
    Technitrol, Inc.                             42,400          1,272
-   Technology Solutions Co.                     78,250          2,064
-   Tejas Gas Corp.                              52,765          3,232
    Tejon Ranch Co.                              47,400          1,152
-   Tekelec                                      48,100          1,467
-   Tel-Save Holdings, Inc.                     107,200          2,131
-   TeleSpectrum Worldwide Inc.                  80,900            293
-   Telxon Corp.                                 39,900            953
    Tennant Co.                                  40,800          1,484
-   TEREX Corp.                                  46,400          1,090
    Terra Industries, Inc.                      124,200          1,622
-   Tesoro Petroleum Corp.                       97,900          1,517
-   TETRA Technologies, Inc.                     55,800          1,175
-   Tetra Tech, Inc.                             66,358          1,327
    Texas Industries, Inc.                       66,420          2,989
    Texas Regional Bancshares, Inc.              13,300            406
-   Theragenics Corp.                            38,600          1,390
-   TheraTech, Inc.                              68,750            550
-   Thermadyne Holdings Corp.                    24,100            711
-   Thermo Cardiosystems Inc.                    54,700          1,463
-   Thermo Optek Corp.                            6,700            103
-   Thermo TerraTech, Inc.                       46,900            381
-   Thermo Vision Corp.                             938              8
-   ThermoLase Corp.                              6,300             66
-   ThermoQuest Corp.                            50,200            910
-   ThermoSpectra Corp.                          32,500            325
-   Thermotrex Corp.                             42,600            943
    Thomas Industries, Inc.                      60,750          1,200
    Thornburg Mortgage Asset Corp.               84,100          1,388
-   Ticketmaster Group, Inc.                        200              5
-   Timberland Co.                               28,900          1,678
-   Titan Exploration, Inc.                      17,000            161
    Titan International, Inc.                    62,500          1,254
-   Titanium Metals Corp.                        52,400          1,513
-   Toll Brothers, Inc.                          68,500          1,832
-   The Topps Co., Inc.                         177,425            394
    The Toro Co.                                 36,500          1,556
-   Total Renal Care Holdings, Inc.             124,467          3,423
-   Tower Automotive, Inc.                       51,200          2,154
    Town & Country Trust REIT                    70,000          1,238
-   Toy Biz                                      68,400            530
-   Tracor, Inc.                                 57,359          1,742
    Trans Financial, Inc.                        49,400          1,920
-   Trans World Airlines                        113,100          1,145
-   Transaction Network
        Services, Inc.                           36,850            636
-   Transition Systems, Inc.                     79,800          1,766
-   Transkaryotic Therapies, Inc.                58,400          2,051
-   TransMontaigne Oil Co.                       40,200            603
    Tredegar Industries Inc.                     24,600          1,621
-   Tremont Corp.                                22,065          1,153
    Trenwick Group Inc.                          32,850          1,236
-   Trex Medical Corp.                           15,000            209
    Triangle Bancorp, Inc.                       32,600          1,153
-   Triangle Pacific Corp.                       45,365          1,537
-   Triangle Pharmaceuticals, Inc.               14,000            205
-   Trident Microsystems, Inc.                   35,100            318
-   Triad Guaranty, Inc.                         37,700          1,093
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                                                                MARKET
SMALL CAPITALIZATION                                            VALUE*
STOCK PORTFOLIO                                  SHARES          (000)
-----------------------------------------------------------------------
-   Triarc Cos., Inc. Class A                    88,200    $     2,403
-   Trico Marine Services, Inc.                  50,400          1,480
-   Trigon Healthcare, Inc.                     131,700          3,441
    TriMas Corp.                                 55,000          1,891
-   Trimble Navigation Ltd.                      74,900          1,634
    Trinet Corporate Realty Trust,
        Inc. REIT                                56,200          2,174
-   TriQuint Semiconductor, Inc.                 32,200            652
-   Triumph Group, Inc.                          19,800            658
    True North Communications                    62,800          1,554
-   Trump Hotels & Casino
        Resorts, Inc.                            94,900            635
    The Trust Co. of New Jersey                  73,070          1,827
    Trustco Bank                                 69,278          1,888
    Trustmark Corp.                             101,900          4,713
-   Tuboscope Inc.                              138,300          3,328
-   Tucson Electric Power Co.                    98,960          1,794
-   Tultex Corp.                                130,300            529
-   TurboChef, Inc.                              28,400            206
-   Twinlab Corp.                                71,800          1,777
    UGI Corp. Holding Co.                       103,200          3,025
    UMB Financial Corp.                          50,238          2,738
-   USA Detergents, Inc.                         56,200            457
-   United States Can Co.                        42,100            710
-   USCS International, Inc.                     51,640            878
    UST Corp.                                    81,200          2,253
-   Ugly Duckling Corp.                          45,000            383
-   Ultratech Stepper, Inc.                      60,200          1,196
    UniFirst Corp.                               50,400          1,414
-   Uniphase Corp.                              105,400          4,361
-   Unit Corp.                                   39,700            382
    United Cos. Finance Corp.                    78,602          1,218
    United Bankshares, Inc.                      45,500          2,173
    United Fire & Casualty Co.                   27,825          1,231
    United Illuminating Co.                      43,950          2,019
-   United International Holdings,
        Inc. Class A                            121,800          1,401
-   United Natural Foods, Inc.                    3,100             81
-   U.S. Bioscience                              83,800            759
-   U.S. Home Corp.                              48,900          1,919
-   U.S. Office Products Co.                    395,763          7,767
-   U.S. Satellite Broadcasting Co.,
        Inc. Class A                             61,500            488
    U.S. Trust Corp.                             61,400          3,845
-   United Stationers, Inc.                      45,800          2,204
    United Television, Inc.                      11,929          1,239
-   United Video Satellite Group, Inc.           38,700          1,113
    United Water Resources, Inc.                 77,768          1,521
    United Wisconsin Services, Inc.              30,900            796
-   Unitrode Corp.                               71,400          1,535
    Universal Foods Corp.                        81,100          3,426
    Universal Health Realty Income               44,200            967
-   Universal Outdoor Holdings, Inc.             49,300          2,564
    USFreightways Corp.                          82,100          2,668
-   Urban Outfitters, Inc.                        4,500             82
    Urban Shopping Centers,
        Inc. REIT                                51,800          1,807
    US Bancorp, Inc.                             13,200            964
-   Vail Resorts Inc.                            80,700          2,093
    Valhi, Inc.                                  73,500            694
-   Valence Technology                           14,800             75
    Valmont Industries, Inc.                     67,900          1,324
-   Value City Department Stores, Inc.           71,200            632
    Value Line, Inc.                             14,100            557
-   Vanguard Cellular Systems, Inc.
        Class A                                 110,350          1,407
-   Vanstar Corp.                               132,500          1,499
-   Vantive Corp.                                51,000          1,288
-   Varco International, Inc.                   111,400          2,388
-   Veeco Instruments, Inc.                      25,400            559
-   Veritas DGC Inc.                             68,500          2,706
-   Veritas Software Corp.                       84,250          4,297
    Vermont Financial Services Corp.              8,800            244
-   Vertex Pharmaceuticals, Inc.                 79,500          2,623
    Vesta Insurance Group, Inc.                  42,750          2,538
-   Veterinary Centers of
        America, Inc.                            52,600            707
-   VIASOFT, Inc.                                58,500          2,472
-   Vical, Inc.                                  45,600            547
-   Vicor Corp.                                  97,800          2,653
-   VideoServer, Inc.                            75,700          1,202
-   Vincam Group, Inc.                            6,300            168
    Vintage Petroleum, Inc.                     102,500          1,947
-   Visio Corp.                                  73,100          2,805
-   VISIX Inc.                                   43,100            954
    Vital Signs, Inc.                            25,800            503
-   Vitalink Pharmacy Services, Inc.             66,283          1,599
-   Vivus, Inc.                                 105,600          1,122
-   Volt Information Sciences Inc.               24,600          1,325
    WD-40 Co.                                    49,700          1,441
-   WFS Financial, Inc.                          33,517            377
    Wicor, Inc.                                  57,100          2,652
-   WMF Group Ltd.                                3,867             48
-   WMS Industries, Inc.                         62,550          1,321
    WPL Holdings, Inc.                           96,500          3,197
    WPS Resources Corp.                          74,900          2,533
-   WSFS Financial Corp.                         57,900          1,158
    Wabash National Corp.                        60,800          1,729
    Wackenhut Corp.                              45,100          1,046
    Wackenhut Corp. Class B                       3,656             77
    Walden Residential Properties,
        Inc. REIT                                45,600          1,163
-   Walker Interactive Systems, Inc.             16,000            220
-   Wall Data Inc.                               39,750            542
-   Walter Industries, Inc.                     114,100          2,353
-   Wang Laboratories, Inc.                     120,850          2,674
    Washington Gas Light Corp.                  136,700          4,229
    Washington REIT                             109,850          1,840
    Washington Water Power Co.                  176,700          4,296
-   Waters Corp.                                 80,400          3,025
    Watkins-Johnson Co.                          30,700            796
    Watsco, Inc.                                 53,100          1,311
    Watts Industries Class A                     55,600          1,574
    Wausau-Mosinee Paper Corp.                  166,011          3,341
    Del Webb Corp.                               70,296          1,828
    Webster Financial Corp.                      41,700          2,773
    Weeks Corp. REIT                             53,800          1,722
    Wellman, Inc.                                84,900          1,656
    Werner Enterprises, Inc.                     65,850          1,350
    Westbanco Inc.                               41,925          1,258
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
-   Wesley Jessen VisionCare, Inc.               26,200    $     1,022
    West Coast Bancorp                           34,750            877
    West Co., Inc.                               54,500          1,621
-   West Marine, Inc.                            40,100            897
-   West TeleServices Corp.                      75,600            907
    WestAmerica Bancorporation                   44,900          4,591
-   Westell Technologies, Inc.                   66,300            845
    Western Gas Resources, Inc.                  64,000          1,416
    Western Investment Real Estate
        Trust REIT                               89,900          1,236
-   Western Wireless Corp.                      221,400          3,847
    Westernbank Puerto Rico                      94,700          2,249
    Westinghouse Air Brake Co.                   50,000          1,281
-   Westwood One, Inc.                           77,300          2,870
-   WetSeal, Inc. Class A                        15,000            442
-   White River                                  17,426          1,385
    Whitney Holdings                             65,750          3,748
-   Whittman-Hart, Inc.                          34,300          1,175
-   Whole Foods Market, Inc.                     64,500          3,298
    John Wiley & Sons Class A                    39,400          2,137
-   Williams Sonoma, Inc.                        61,062          2,557
-   Wind River Systems                           61,600          2,445
    Windmere-Durable Holdings Inc.               71,767          1,619
    Winnebago Industries, Inc.                  104,300            926
-   Winstar Communications, Inc.                105,000          2,618
-   Wolverine Tube, Inc.                         51,400          1,593
-   Wonderware Corp.                             69,400            980
-   World Access, Inc.                           57,400          1,370
-   World Color Press, Inc.                     118,600          3,150
-   Wyman-Gordon Corp.                           61,900          1,215
-   Wyndham Hotel Corp.                          39,300          1,587
    Wynn's International Inc.                    51,700          1,648
    X-Rite Inc.                                  61,400          1,121
-   Xircom, Inc.                                 96,800            974
    XTRA Corp.                                   48,200          2,826
-   Xylan Corp.                                  99,861          1,510
-   Yahoo!, Inc.                                 70,700          4,896
    Yankee Energy Systems                        26,400            705
-   Yellow Corp.                                 82,150          2,064
-   Young Broadcasting Inc.                      48,800          1,891
-   Yurie Systems, Inc.                          30,900            624
-   Zale Corp.                                  109,500          2,519
-   Zebra Technologies Class A                   56,300          1,675
    Zeigler Coal Holding Co.                     60,900            993
-   Zenith Electronics Corp.                     63,121            343
    Zenith National Insurance Corp.              31,100            801
    Zero Corp.                                   55,600          1,647
-   Zila, Inc.                                   93,500            555
-   Zilog Inc.                                   84,350          1,608
-   Zitel Corp.                                  68,000            646
-   Zoran Corp.                                  39,600            478
-   Zoltek Cos., Inc.                            32,400            903
    Zurn Industries, Inc.                        52,400          1,647
-   Zygo Corp.                                   34,600            649
-----------------------------------------------------------------------
TOTAL COMMON STOCKS (97.0%)(1)
    (COST $2,137,125)                                        2,704,320
-----------------------------------------------------------------------

                                                   FACE         MARKET
                                                 AMOUNT          VALUE
                                                  (000)          (000)
-----------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (8.4%)
-----------------------------------------------------------------------
U.S. TREASURY BILL
(2)5.02%, 1/22/1998                          $    3,500     $    3,490
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
    Obligations in a Pooled
    Cash Account
    6.54%, 1/2/1998                              92,503         92,503
    6.50%, 1/2/1998--Note F                     140,228        140,228
-----------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
    (COST $236,221)                                            236,221
-----------------------------------------------------------------------
TOTAL INVESTMENTS (105.4%)
    (COST $2,373,346)                                        2,940,541
-----------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-5.4%)
-----------------------------------------------------------------------
Other Assets--Note B                                            19,748
Security Lending Collateral Payable
    to Brokers--Note F                                        (140,228)
Other Liabilities                                              (30,767)
                                                            -----------
                                                              (151,247)
-----------------------------------------------------------------------
NET ASSETS (100%)                                           $2,789,294
=======================================================================

  *See Note A in Notes to Financial Statements.

  -Non-Income-Producing Security.

(1)The combined market value of common stocks, S&P Midcap 400 Index futures contracts, and Russell 2000 Index futures contracts represents 99.9% of net assets.

(2)Security segregated as initial margin for open futures contracts.

REIT--Real Estate Investment Trust.

-----------------------------------------------------------------------
AT DECEMBER 31, 1997, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------
                                                                AMOUNT
                                                                 (000)
-----------------------------------------------------------------------
Paid in Capital                                             $2,203,109
Overdistributed Net Investment Income                             (381)
Accumulated Net Realized Gains                                  18,730
Unrealized Appreciation--Note E
    Investment Securities                                      567,195
    Futures Contracts                                              641
-----------------------------------------------------------------------
NET ASSETS                                                  $2,789,294
=======================================================================

Investor Shares--Net Assets
    Applicable to 111,667,683
    outstanding shares of
    beneficial interest
    (unlimited authorization)                               $2,652,430
-----------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
    INVESTOR SHARES                                             $23.75
=======================================================================

Institutional Shares--Net Assets
    Applicable to 5,762,257
    outstanding shares of
    beneficial interest
    (unlimited authorization)                                 $136,864
-----------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
    INSTITUTIONAL SHARES                                        $23.75
=======================================================================





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
-----------------------------------------------------------------------
                                                                MARKET
                                                                VALUE*
TOTAL STOCK MARKET PORTFOLIO                     SHARES          (000)
-----------------------------------------------------------------------
COMMON STOCKS
-----------------------------------------------------------------------
    AAR Corp.                                    20,800   $        806
-   ABC Rail Products Corp.                      23,000            460
-   ABR Information Services, Inc.               24,100            575
-   ACC Corp.                                    18,250            922
-   ADC Telecommunications, Inc.                 80,700          3,369
-   AER Energy Resources, Inc.                   83,400             94
    AFLAC, Inc.                                  83,746          4,281
    AGCO Corp.                                   37,900          1,108
    AGL Resources Inc.                           34,300            701
-   AES Corp.                                   106,952          4,987
-   AES Corp.
        Warrants Exp. 7/31/2000                       9              1
    AK Steel Corp.                               32,900            582
-   AMBI, Inc.                                   37,900             73
    AMB Property Corp.                           23,800            598
-   AMR Corp.                                    56,561          7,268
-   APAC Teleservices, Inc.                      23,511            317
    ARCO Chemical Co.                            59,192          2,763
-   APS Holding Corp.                            50,600            126
    AT&T Corp.                                1,000,417         61,275
-   ATL Ultrasound, Inc.                         16,439            756
    AVX Corp.                                    54,500          1,005
-   Aavid Thermal Technologies                   22,100            530
    Aames Financial Corp.                        43,050            557
-   Abacus Direct Corp.                          14,800            607
    Abbott Laboratories                         473,915         31,071
-   Acceptance Insurance Cos. Inc.               24,300            588
-   Access Health Marketing, Inc.                23,367            686
-   Acclaim Entertainment Inc.                   91,700            332
-   AccuStaff, Inc.                              60,753          1,397
-   Ace Cash Express, Inc.                       36,750            418
    The Ackerley Group, Inc.                     34,500            584
-   Acme Metals, Inc.                            15,100            149
-   ACNielson Corp.                              35,555            867
-   Action Performance Cos., Inc.                21,968            832
-   Acuson Corp.                                 22,012            364
-   Acxiom Corp.                                 31,478            606
-   ADAC Laboratories                            28,300            559
-   Adaptec, Inc.                                69,100          2,565
    Adobe Systems, Inc.                          44,120          1,820
-   Adtran, Inc.                                 24,000            660
-   Advance Paradigm, Inc.                       20,700            657
-   Advanced Magnetics, Inc.                     22,300            195
-   Advanced Fibre Communications                43,400          1,264
-   Advanced Polymer Systems                     56,400            374
-   Advanced Tissue Sciences Inc.                46,258            572
-   ADVO, Inc.                                   30,800            601
-   Advanced Micro Devices, Inc.                 86,510          1,552
    Advanta Corp. Class A                        26,650            699
-   Aerial Communications Inc.                   46,700            333
    Aeroquip-Vickers Inc.                        17,033            836
    Aetna Inc.                                   92,341          6,516
    Aetna Inc. 6.25% Cvt. Pfd. Series C           4,509            322
-   Aetrium, Inc.                                21,600            389
    Affiliated Community Bancorp                 16,450            621
-   Affiliated Computer Services, Inc.           36,281            955
-   Affymetrix, Inc.                             13,200            411
-   Aftermarket Technology Corp.                 24,900            451
-   Agouron Pharmaceuticals, Inc.                18,000            529
    H.F. Ahmanson & Co.                          59,582          3,988
-   Aid Auto Stores, Inc.                         3,100              6
-   Air and Water Technologies Corp.
        Class A                                 105,400            118
    Air Express International Corp.              20,800            634
    Air Products & Chemicals, Inc.               67,476          5,550
    Airborne Freight Corp.                       14,990            931
-   Airgas, Inc.                                 40,600            568
-   AirTran Holdings, Inc.                       85,800            343
-   AirTouch Communications, Inc.               309,468         12,862
    AirTouch Communications, Inc.
        6.00% Cvt. Pfd.                           4,242            151
    AirTouch Communications, Inc.
        4.25% Pfd. Series C                       2,724            170
    Alamo Group, Inc.                            23,600            512
-   Alanco Environmental
        Resources Corp.                          12,100              7
    Albank Financial Corp.                       15,180            781
    Albemarle Corp.                              33,615            802
    Alberto-Culver Co. Class B                   34,746          1,114
    Albertson's, Inc.                           151,398          7,172
    Alexander & Baldwin, Inc.                    26,700            729
-   Alexander's, Inc.                             6,923            629
    Alfa Corp.                                    6,400            110
    Aliant Communications, Inc.                  21,700            681
    Alico, Inc.                                  16,000            372
-   All American Semiconductor, Inc.             37,200             53
-   Alleghany Corp.                               4,364          1,243
    Allegheny Energy, Inc.                       75,600          2,457
    Allegheny Teledyne Inc.                     107,867          2,791
    Allegiance Corp.                             34,852          1,235
-   Allen Telecom Inc.                           27,000            498
    Allergan, Inc.                               39,618          1,330
    Alliance Bancorp Inc.                        18,562            492
-   Alliance Entertainment                       82,400              2
-   Alliance Pharmaceutical Corp.                43,102            312
-   Alliance Semiconductor Corp.                 57,200            261
-   Alliant Techsystems, Inc.                     8,600            479
    Allied Capital Corp.                         61,000          1,357
    Allied Group, Inc.                           17,550            502
-   Allied Holdings, Inc.                        24,400            467
    Allied Products Corp.                        19,898            477
    AlliedSignal Inc.                           347,784         13,542
-   Allied Waste Industries, Inc.                58,300          1,359
    Allmerica Financial Corp.                    43,715          2,183
    Allstate Corp.                              267,991         24,354
    ALLTEL Corp.                                114,471          4,700
-   Altera Corp.                                 54,520          1,806
-   Altron, Inc.                                 29,900            396
-   Alumax, Inc.                                 33,241          1,130
    Aluminum Co. of America                     106,633          7,504
-   Alyn Corp.                                   40,100            421
-   ALZA Corp.                                   52,084          1,657
-   Amax Gold, Inc.                              82,194            190
-   Amazon.com, Inc.                             14,200            855
    AMBAC Financial Group Inc.                   43,044          1,980
    Amcast Industrial Corp.                      18,096            415
    AMCOL International Corp.                    40,950            650
    Amerada Hess Corp.                           56,576          3,105
-   Amerco, Inc.                                 14,100            361





                                       44
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
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
-   America Online, Inc.                         59,900    $     5,342
-   America West Holdings Corp.
        Class B                                  27,700            516
    American Annuity Group Inc.                  25,817            568
    American Bankers Insurance
        Group                                    25,100          1,153
-   American Business Information,
        Inc. Class A                             25,416            267
-   American Business Information,
        Inc. Class B                             25,416            260
-   American Classic Voyager Co.                 30,500            553
    American Electric Power
        Co., Inc.                               115,942          5,985
    American Express Co.                        288,775         25,773
    American Financial Group, Inc.               36,500          1,471
-   American Freightways                         21,104            208
    American General Corp.                      153,002          8,272
    American Greetings Corp.
        Class A                                  45,608          1,784
    American Health Properties, Inc.             27,300            752
    American Health Properties
    Psychiatric Group                             1,510             22
    American Home Products Corp.                399,491         30,561
    American International
        Group, Inc.                             431,871         46,966
-   American Management
        Systems, Inc.                            24,900            485
-   American Media Class A                       75,400            584
    American National Insurance Co.              13,800          1,283
-   American Oncology
        Resources, Inc.                          39,100            626
-   American Power
        Conversion Corp.                         57,400          1,356
-   American Radio Systems Corp.
        Class A                                  14,800            789
-   American Standard Cos., Inc.                 44,300          1,697
    American Stores Co.                         167,754          3,449
    American Water Works Co., Inc.               49,000          1,338
-   AmeriCredit Corp.                            30,800            853
    Ameron International Corp.                    6,600            417
-   AmeriSource Health Corp.                     10,396            611
    AmerUs Life Holdings, Inc.                   12,103            446
-   Ames Department Stores, Inc.                 39,500            691
    Ameritech Corp.                             338,719         27,267
    AmeriGas Partners, LP                         4,400            111
    Ametek Aerospace Products Inc.               17,800            481
-   AMF Bowling, Inc.                             1,500             37
-   Amgen, Inc.                                 162,448          8,793
    AMP, Inc.                                   134,994          5,670
    Amoco Corp.                                 302,324         25,735
-   Amresco, Inc.                                22,000            666
-   Ampal-American Israel Corp.                  80,400            412
    Ampco-Pittsburgh Corp.                       20,435            400
-   Ampex Corp. Class A                         164,000            410
-   Amphenol Corp.                               26,300          1,465
    AmSouth Bancorp                              49,281          2,677
-   Amtech Corp.                                 57,775            231
-   Amylin Pharmaceuticals, Inc.                 67,900            369
    Anadarko Petroleum Corp.                     36,600          2,221
-   Analog Devices, Inc.                         98,105          2,716
    Anchor Bancorp Wisconsin Inc.                17,000            618
-   Anchor Gaming                                 7,699            429
-   Andrea Radio Corp.                           28,000            502
-   Andrew Corp.                                 54,945          1,319
    Angelica Corp.                               22,400            507
    Anheuser-Busch Cos., Inc.                   302,140         13,294
-   Anixter International Inc.                   25,100            414
-   AnnTaylor Stores Corp.                       39,600            530
    Aon Corp.                                   102,827          6,028
    Apache Corp.                                 54,869          1,924
    Apogee Enterprises, Inc.                     26,700            317
-   Aphton Corp.                                 33,839            343
-   Apogee, Inc.                                 25,900             65
-   Apollo Group, Inc. Class A                   30,775          1,454
-   Apple Computer, Inc.                         77,283          1,014
    Apple South, Inc.                            16,974            223
    Applebee's International, Inc.               16,482            298
-   Applied Innovation Inc.                      56,600            311
-   Apria Healthcare                             27,400            368
-   Applied Microsystems Corp.                   28,000            157
-   Applied Graphics
        Technologies, Inc.                       16,600            884
-   Applied Digital Access, Inc.                 54,600            321
-   Applied Magnetics Corp.                      13,200            147
-   Applied Materials, Inc.                     223,228          6,725
    Applied Power, Inc.                          14,700          1,014
-   Applix, Inc.                                 40,021            210
    Aptargroup Inc.                              10,500            583
    Aquarion Co.                                 15,700            543
    Arbor Drugs, Inc.                            45,487            842
-   Arbor Software Corp.                         17,900            725
-   Arcadia Financial Ltd.                       64,900            483
    Arch Coal, Inc.                              23,700            649
    Archer-Daniels-Midland Co.                  345,020          7,483
    Arden Realty Group, Inc. REIT                21,400            658
    AREA Bancshares Corp.                        25,745            618
    Argent Bank                                  14,000            529
    Argonaut Group, Inc.                         10,881            369
-   Argosy Gaming Co.                            95,500            328
-   Armco, Inc.                                 112,900            557
    Armstrong World Industries Inc.              24,720          1,848
    Arnold Industries, Inc.                      30,100            519
-   Arrow Electronics, Inc.                      59,698          1,936
    Arrow Financial Corp.                        14,416            483
    Arrow International, Inc.                     4,300            159
-   Arterial Vascular Engineering, Inc.          19,900          1,294
-   ArthroCare Corp.                             34,200            449
-   Artisoft, Inc.                               28,104             55
    Arvin Industries, Inc.                       15,000            500
    ASA Holdings Inc.                            18,100            515
    ASARCO, Inc.                                 25,302            568
-   Ascend Communications, Inc.                 115,166          2,822
-   Ascent Entertainment Group, Inc.             36,877            383
-   Ascent Pediatrics, Inc.                      16,700             98
    Ashland, Inc.                                46,174          2,479
-   Aspect Telecommunications Corp.              29,400            614
-   Aspen Technologies, Inc.                      8,600            295
    Associated Banc-Corp.                        30,767          1,696
    Associated Estates Realty
        Corp. REIT                               25,800            611





                                       45
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
-----------------------------------------------------------------------
                                                                MARKET
                                                                VALUE*
TOTAL STOCK MARKET PORTFOLIO                     SHARES          (000)
-----------------------------------------------------------------------
-   Associated Group, Inc.                       26,992    $       800
-   Associated Group, Inc. Class B                4,000            117
-   At Home Corp. Series A                       52,400          1,317
    Associates First Capital Corp.               55,500          3,947
-   Astea International, Inc.                    35,700             68
    Astoria Financial Corp.                      15,800            881
    Astro-Med, Inc.                              26,800            214
-   Asyst Technologies, Inc.                     20,444            445
    Atlanta Sosnoff Capital                      32,300            388
    Atlantic Richfield Co.                      197,170         15,798
    Atlantic Energy, Inc.                        31,000            657
-   Atlantic Tele-Network, Inc.                   9,120             99
-   Atlas Air, Inc.                              17,500            420
-   Atmel Corp.                                  59,700          1,108
    Atmos Energy Corp.                           18,350            555
-   Atrix Laboratories, Inc.                     29,089            429
-   Atwood Oceanics, Inc.                        17,934            850
-   Aura Systems, Inc.                          191,781            629
-   Auspex Systems, Inc.                         25,500            255
    Authentic Fitness Corp.                      36,600            675
    Autodesk, Inc.                               29,343          1,086
    Automatic Data Processing, Inc.             180,421         11,073
-   AutoZone Inc.                                93,234          2,704
    Avalon Properties, Inc. REIT                 23,800            736
-   Avant! Corp.                                 27,500            461
-   Avatar Holding, Inc.                         15,100            429
-   Avatex Corp.                                 13,062             24
    Avery Dennison Corp.                         63,190          2,828
-   Aviall Inc.                                  35,219            526
-   Avis Rent A Car, Inc.                        21,000            671
    Avnet, Inc.                                  26,158          1,726
    Avon Products, Inc.                          81,356          4,993
-   Axiohm Transaction
        Solutions, Inc.                          12,289            209
-   Aztar Corp.                                  64,700            404
    BB&T Corp.                                   82,910          5,311
-   BA Merchant Services, Inc.
        Class A                                  31,100            552
    BHC Communications, Inc.
        Class A                                  14,285          1,861
-   BISYS Group, Inc.                            13,300            442
-   BJ Services Co.                              23,692          1,704
-   BJ Services Co.
        Warrants Exp. 4/13/2000                     353             16
-   BJ's Wholesale Club, Inc.                    23,100            725
    BMC Industries, Inc.                         17,163            277
-   BMC Software, Inc.                           62,300          4,088
-   BOK Financial Corp.                          20,605            800
-   BPI Packaging Technologies Inc.              28,900             33
-   BRC Holdings Inc.                             9,300            356
    BRE Properties Inc. Class A REIT             22,540            634
    BSB Bancorp, Inc.                            16,149            577
-   Badger Paper Mills, Inc.                      9,300             72
    Baker Hughes, Inc.                          103,213          4,503
    J. Baker, Inc.                               49,691            280
    Baldor Electric Co.                           9,840            213
-   Baldwin Technology Class A                   75,800            379
    Ball Corp.                                   18,301            646
    Ballard Medical Products                     22,266            540
-   Bally Total Fitness Holding Corp.            39,400            862
    Baltimore Gas & Electric Co.                 90,364          3,078
    Banc One Corp.                              358,090         19,449
-   Banctec, Inc.                                18,800            504
    Bandag, Inc.                                 12,938            691
    Bandag, Inc. Class A                            538             26
-   Bangor Hydro-Electric Co.                    24,800            153
    The Bank of New York Co., Inc.              233,172         13,480
    Bank United Corp. Class A                    20,600          1,008
    BankAtlantic Bancorp, Inc.
        Class A                                  17,420            284
    BankAtlantic Bancorp, Inc.
        Class B                                  23,501            394
    BankAmerica Corp.                           430,150         31,401
    BankBoston Corp.                             89,596          8,416
    Bankers Trust New York Corp.                 61,081          6,868
    Bank North Group                             10,500            675
-   Banner Aerospace                             52,600            582
-   BankUnited Financial Corp.                   33,900            522
    Banta Corp.                                  15,200            410
-   Banyan Systems, Inc.                         44,900            132
    C.R. Bard, Inc.                              34,881          1,092
-   Barnes & Noble, Inc.                         40,252          1,343
    Barnes Group, Inc.                           17,100            389
    Barnett Banks, Inc.                         122,156          8,780
-   Barr Labs Inc.                               22,800            778
-   Barrett Resources Corp.                      18,200            551
-   Base Ten Systems Class A                     35,300            364
-   Basin Exploration Inc.                       34,000            604
    Bassett Furniture Industries, Inc.           17,763            533
    Battle Mountain Gold Co. Class A            135,800            798
    Bausch & Lomb, Inc.                          34,101          1,351
    Baxter International, Inc.                  172,135          8,682
    Bay Apartment Communities,
        Inc. REIT                                15,000            585
-   Bay Networks, Inc.                          129,221          3,303
-   BE Avionics Inc.                             11,700            313
-   BEA Systems, Inc.                            49,000            848
    Bear Stearns Co., Inc.                       72,059          3,423
    BeautiControl Cosmetics                      39,600            292
    Beckman Instruments, Inc.                    16,868            675
    Becton, Dickinson & Co.                      75,264          3,763
-   Bed Bath & Beyond, Inc.                      41,752          1,607
-   Bel Fuse, Inc.                               20,500            392
-   Belco Oil & Gas Corp.                        35,700            672
    Belden, Inc.                                 16,400            578
-   Bell & Howell Co.                            28,700            694
    Bell Atlantic Corp.                         478,044         43,502
-   Bell Sports Corp.                            12,200            103
-   Bell Industries, Inc.                        26,403            363
    BellSouth Corp.                             610,608         34,385
-   Belmont Homes, Inc.                          40,750            313
    A. H. Belo Corp. Class A                     38,356          2,153
    Bemis Co., Inc.                              32,829          1,447
-   Ben & Jerry's Homemade, Inc.
        Class A                                  29,800            462
-   Benchmark
        Microelectronics, Inc.                   22,800            311
    Beneficial Corp.                             32,914          2,736
-   Berg Electronics Corp.                       23,600            537
    Bergen Brunswig Corp. Class A                30,901          1,302





                                       46
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
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
    W.R. Berkley Corp.                           16,050    $       704
-   Berkshire Hathaway Class A                      748         34,408
    Berkshire Realty Co., Inc. REIT              51,500            618
-   Berlitz International, Inc.                  16,727            445
    Berry Petroleum Class A                      32,200            561
-   Bertucci's Holding Corp.                     55,761            355
-   Best Buy Co., Inc.                           38,500          1,420
-   BET Holdings Inc. Class A                    13,200            721
-   Bethlehem Steel Corp.                        69,796            602
    BetzDearborn Inc.                            17,400          1,062
-   Beverly Enterprises, Inc.                    67,679            880
-   Big Flower Holdings, Inc.                    21,300            514
-   Billing Information Concepts                 18,164            872
-   Bio-Rad Laboratories, Inc. Class A           18,553            485
-   Biotechnology General                        55,300            594
-   Biofield Corp.                               16,600             43
-   Biogen, Inc.                                 44,900          1,633
-   Biomatrix, Inc.                              18,533            556
    Biomet, Inc.                                 66,947          1,716
    Birmingham Steel Corp.                       35,900            565
    Black & Decker Corp.                         58,201          2,273
-   Black Hawk Gaming &
        Development Co., Inc.                    13,300             86
    Black Hills Corp.                            17,400            613
    Blair Corp.                                  25,300            436
    E.W. Blanch Holdings, Inc.                   17,900            616
    Blimpie International, Inc.                  27,400             94
    Block Drug Co. Class A                       13,608            589
    H & R Block, Inc.                            63,745          2,857
    Blount International, Inc.                   22,800            608
-   Blyth Industries, Inc.                       29,700            889
    Bob Evans Farms, Inc.                        11,500            254
    Boddie-Noell Properties Inc.                 13,800            191
    The Boeing Co.                              616,678         30,179
    Boise Cascade Corp.                          33,556          1,015
-   Boise Cascade Office
        Products Corp.                           40,024            598
-   Borders Group, Inc.                          46,500          1,456
    Borg-Warner Automotive, Inc.                 14,600            759
-   Borland International, Inc.                  46,200            338
-   Boston Beer Co., Inc. Class A                43,900            343
-   Boston Chicken, Inc.                         38,900            250
    Boston Edison Co.                            29,800          1,129
    Boston Properties, Inc.                      23,000            760
-   Boston Scientific Corp.                     119,363          5,476
-   Boston Technology, Inc.                      21,000            528
    Bowater Inc.                                 24,800          1,102
    Bowne & Co., Inc.                            18,200            726
-   Boyd Gaming Corp.                            26,700            177
    W.H. Brady Class A                            9,400            291
    Breed Technological Inc.                     13,600            248
-   C. Brewer Homes, Inc. Class A                10,000             21
    Briggs & Stratton Corp.                      15,154            736
-   Brightpoint, Inc.                            29,200            405
-   Brinker International, Inc.                  47,529            760
-   Bristol Hotel Co.                            26,750            777
    Bristol-Myers Squibb Co.                    613,824         58,083
-   Brite Voice Systems, Inc.                    35,286            344
-   BroadBand Technologies, Inc.                 59,000            243
-   BroadVision, Inc.                            66,900            435
-   Broderbund Software, Inc.                     7,488            192
-   Brooks Fiber Properties, Inc.                30,000          1,650
-   Brothers Gourmet Coffees, Inc.               59,500             67
    Brown-Forman Corp. Class B                   41,851          2,312
    Brown Group, Inc.                            30,015            400
    Browning-Ferris Industries, Inc.            124,202          4,595
    Brunswick Corp.                              60,198          1,825
-   Brylane, Inc.                                10,500            517
    Bryn Mawr Bank Corp.                          8,700            444
-   Budget Group, Inc.                           16,700            577
    Burlington Coat Factory
        Warehouse Corp.                          43,410            714
-   Burlington Industries, Inc.                  28,397            392
    Burlington Northern
    Santa Fe Corp.                               95,670          8,891
    Burlington Resources, Inc.                  108,372          4,856
    Burnham Pacific Properties,
        Inc. REIT                                36,400            557
-   Burr-Brown Corp.                             17,850            573
    Bush Industries, Inc.                        19,383            504
-   CAI Wireless Systems, Inc.                   54,300             61
    CB Bancshares Inc./Hawaii                    10,900            477
    CBL & Associates Properties,
        Inc. REIT                                29,600            731
    CBS Corp.                                   433,697         12,767
    CBT Corp.                                    14,700            456
    CCB Financial Corp.                          12,883          1,385
    CFSB Bancorp, Inc.                           25,256            663
-   C-Cube Microsystems, Inc.                    20,900            341
-   CDI Corp.                                    12,400            567
-   CDW Computer Centers, Inc.                   12,950            675
-   CFI ProServices, Inc.                        24,969            306
    C.H. Robinson Worldwide, Inc.                40,400            904
-   CHS Electronics, Inc.                        28,100            481
    CIGNA Corp.                                  45,476          7,870
    CIPSCO, Inc.                                 20,400            903
-   The CIT Group, Inc.                          69,100          2,228
    CKE Restaurants Inc.                         24,800          1,045
-   CKS Group, Inc.                              35,900            507
    CMAC Investment Corp.                        13,426            811
-   CMG Information Services, Inc.               21,624            654
-   CML Group, Inc.                             125,000            414
    CMS Energy Corp.                             59,161          2,607
    CPB, Inc.                                    22,200            456
    CPI Corp.                                    19,700            446
    CTG Resources Inc.                           16,472            429
-   CNA Financial Corp.                          37,928          4,845
-   CNA Surety Corp.                             28,490            440
    CNB Bancshares, Inc.                         10,594            511
    CNF Transportation, Inc.                     28,599          1,097
    CPC International, Inc.                      88,263          9,510
    CRI Liquidating REIT, Inc.                   26,200              4
-   CSG Systems International, Inc.              15,700            628
    CSX Corp.                                   133,588          7,214
-   CUNO Inc.                                    31,100            474
    CVS Corp.                                   105,952          6,788
-   Cable Michigan, Inc.                          3,825             88
-   Cablevision Systems Corp.
        Class B                                   8,300            795
-   Cabletron Systems, Inc.                      96,808          1,452





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                                                                MARKET
                                                                VALUE*
TOTAL STOCK MARKET PORTFOLIO                     SHARES          (000)
-----------------------------------------------------------------------
-   Cable Design Technologies                    18,452    $       717
    Cabot Corp.                                  41,968          1,159
    Cabot Oil & Gas Corp. Class A                31,100            605
-   Cadence Design Systems, Inc.                123,838          3,034
-   Cadiz Land Co., Inc.                         68,700            588
    Cadmus Communications                        20,800            426
-   Caldor Corp.                                 81,300             25
-   CalEnergy Co.                                49,500          1,423
    Calgon Carbon Corp.                          36,400            391
    Caliber System Inc.                          24,016          1,169
-   California Amplifier, Inc.                   64,860            138
-   California Federal Bank Goodwill
        Participation Certificates                2,540             61
-   California Federal Bank-
        Secondary Contingent Litigation
        Recovery Participation Interests          2,150             61
    Callaway Golf Co.                            44,500          1,271
-   Calypte Biomedical Corp.                     47,200            183
    CAM Designs, Inc.                            11,600             39
-   Cambridge Technology Partners                30,100          1,253
    Camco International, Inc.                    23,760          1,513
    Camden Property Trust REIT                   19,800            614
-   Cameron Ashley Building
        Products                                 30,108            504
    Campbell Soup Co.                           283,448         16,475
-   Canandaigua Brands, Inc.
        Class A                                  11,408            632
-   Cannondale Corp.                             22,300            485
    Capital One Financial Corp.                  40,784          2,210
-   Capital Pacific Holdings, Inc.               10,900             31
    Capital Re Corp.                             12,100            751
    CapMAC Holdings Inc.                         22,700            789
    Capstead Mortgage Corp.                      33,950            677
    Caraustar Industries, Inc.                   25,400            870
-   CapStar Hotel Co.                            15,100            518
-   Cardima, Inc.                                 7,500             33
    Cardinal Health, Inc.                        66,989          5,033
-   CareAdvantage Inc.                            7,166              2
-   Caribiner International, Inc.                14,400            641
    Carlisle Co., Inc.                           17,854            763
-   Carmike Cinemas, Inc. Class A                18,389            528
    Carnegie Bancorp                              8,000            275
    Carnival Corp. Class A                      182,647         10,114
-   Carriage Services, Inc.                      22,700            431
    Carolina Power & Light Co.                   93,114          3,952
    Carpenter Technology Corp.                   11,700            562
    CarrAmerica Realty Corp. REIT                35,700          1,131
-   Carrington Labs Inc.                         45,128            195
    Carter-Wallace, Inc.                         26,700            451
    Case Corp.                                   45,926          2,776
-   Casino Magic Corp.                           57,800             67
    A.M. Castle & Co.                            23,631            541
-   Castle & Cooke Inc.                          32,200            543
-   Catalina Lighting, Inc.                      10,000             36
-   Catalina Marketing Corp.                     10,860            502
-   Catellus Development Corp.                   64,900          1,298
    Caterpillar, Inc.                           231,316         11,233
-   Catherines Stores                            37,400            262
-   Cellstar Corp.                               17,700            352
-   Cellular Technical Services Co.              80,454            256
-   Celtrix Pharmaceuticals                     123,500            224
-   Cendant Corp.                               478,877         16,461
-   Centennial Technologies, Inc.                11,200             14
    Centex Corp.                                 17,429          1,097
-   Centigram Communications                     27,000            457
-   Centocor, Inc.                               42,648          1,418
    Central & South West Corp.                  130,020          3,519
    Central Hudson Gas &
        Electric Corp.                           12,800            562
    Central Louisiana Electric Co.               26,908            871
    Central Maine Power Co.                      17,400            265
    Central Newspapers Inc.                      13,450            994
    Central Parking Corp.                        16,200            734
-   Central Reserve Life Corp.                   14,900             76
-   Central Sprinkler Corp.                      15,318            282
    Central Vermont Public
        Service Corp.                            32,800            500
    Centura Banks, Inc.                          15,600          1,076
-   Centura Software Corp.                       47,388             53
    Century Bancorp, Inc. Class A                13,700            245
-   Century Communications Corp.
        Class A                                  52,300            510
    Century Telephone
        Enterprises, Inc.                        36,480          1,817
-   Ceridian Corp.                               48,431          2,219
-   Cerner Corp.                                 28,770            608
-   Chalone Wine Group Ltd.                      27,840            327
-   Champion Enterprises, Inc.                   28,469            585
    Champion International Corp.                 58,521          2,652
-   Chancellor Media Corp.                       36,278          2,707
-   Chantal Pharmaceutical Corp.                 48,300              5
    Charter One Financial                        38,324          2,419
-   Charming Shoppes, Inc.                      110,379            517
-   Chartwell Leisure Corp.                      26,737            446
    Chase Manhattan Corp.                       260,886         28,567
-   Checkers Drive-In Restaurant                119,550            105
-   Checkfree Holdings Corp.                     33,100            894
    Checkpoint Systems, Inc.                     22,074            386
    Chelsea GCA Realty, Inc. REIT                18,200            695
    Chemed Corp.                                 15,400            638
    ChemFirst Inc.                               22,700            641
-   Chemical Fabrics Corp.                       19,511            400
    Chemical Finance                              8,741            391
    Chesapeake Corp. of Virginia                 24,317            836
    Chesapeake Energy Corp.                      88,000            666
    Chester Valley Bancorp                        1,366             40
    Chevron Corp.                               403,250         31,050
-   Chic By H.I.S., Inc.                         51,280            375
-   Chicago Miniature Lamp, Inc.                 21,900            739
-   Chico's Fas, Inc.                            30,614            207
-   Choice Hotel International, Inc.             38,341            613
    Chiquita Brands International, Inc.          35,935            586
-   Chirex, Inc.                                 29,100            513
-   Chiron Corp.                                105,332          1,791
    Chittenden Corp.                             19,215            673
-   ChoicePoint Inc.                             17,887            854
-   Chris-Craft Industries, Inc.                 18,840            986
-   Christiana Cos., Inc.                        10,100            400
    Chrysler Corp.                              415,586         14,623
    The Chubb Corp.                             106,062          8,021
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
    Church & Dwight, Inc.                        22,400    $       629
    Churchill Downs, Inc.                         8,200            360
-   Ciber, Inc.                                  14,700            853
-   Cidco, Inc.                                  26,600            519
-   CIENA Corp.                                  60,300          3,686
    Cilcorp, Inc.                                13,300            650
    Cincinnati Bell, Inc.                        83,500          2,589
    Cincinnati Financial Corp.                   33,537          4,720
    Cincinnati Milacron, Inc.                    23,883            619
    CINergy Corp.                                96,198          3,686
    Circle International Group, Inc.             14,100            323
-   Circon Corp.                                 27,941            426
    Circuit City Stores, Inc.                    60,669          2,158
-   Circuit City Stores, Inc.-
        CarMax Group                              3,000             27
-   Cirrus Logic                                 38,700            411
-   Cisco Systems, Inc.                         614,429         34,254
    Cintas Corp.                                 59,100          2,305
-   Circus Circus Enterprises Inc.               57,141          1,171
    Citicorp                                    282,109         35,669
    Citizens Corp.                               21,700            624
-   Citizens Utilities Co. Class B              152,021          1,463
-   Citrix Systems, Inc.                         16,800          1,277
    City National Corp.                          28,087          1,037
-   Cityscape Financial Corp.                    52,400             26
    Claire's Stores, Inc.                        28,900            562
    Clarcor Inc.                                  6,800            201
-   Clarify, Inc.                                24,800            288
    Clayton Homes Inc.                           71,676          1,290
-   Clear Channel Communications                 60,324          4,792
-   Cliffs Drilling Co.                          21,902          1,092
-   Clintrials Research, Inc.                    54,200            427
    The Clorox Co.                               63,276          5,003
    Coachmen Industries, Inc.                    27,596            595
-   Coast Savings Financial, Inc.                15,000          1,028
    Coastal Corp.                                64,853          4,017
-   Coastal Physician Group, Inc.                98,500             80
    Coca-Cola Bottling Co.                        9,100            628
    The Coca-Cola Co.                         1,527,444        101,766
    Coca-Cola Enterprises, Inc.                 237,335          8,440
-   Coeur D'Alene Mines Corp.                    40,600            365
-   Cognex Corp.                                 24,200            659
    Cognizant Corp.                             100,677          4,486
-   Coherent Communications
        Systems Corp.                            20,000            558
-   Coherent, Inc.                                9,200            323
-   Cohr, Inc.                                   22,300            284
-   Kenneth Cole Productions, Inc.                2,400             39
-   Coleman Inc.                                 29,132            468
    Colgate-Palmolive Co.                       181,916         13,371
-   Collins & Aikman Corp.                       63,300            546
    Colonial BancGroup, Inc.                     25,730            886
-   Colonial Downs Holdings, Inc.                34,500            121
    Colonial Gas Co.                             18,200            524
-   Colorado Casino Resorts, Inc.                95,500             96
-   Coltec Inc.                                  39,600            918
    Columbia Gas Systems, Inc.                   34,060          2,676
    Columbia/HCA Healthcare Corp.               401,803         11,903
    ComAir Holdings, Inc.                        39,613            956
    Comcast Corp. Class A                        12,860            410
    Comcast Corp. Class A Special               199,729          6,304
-   Comdial Corp.                                40,666            376
    Comdisco, Inc.                               45,025          1,506
    Comerica, Inc.                               65,094          5,875
-   COMFORCE Corp.                                6,573             50
-   Commander Aircraft Co.                       28,600             68
    Commerce Bancshares, Inc.                    23,732          1,608
    Commerce Group, Inc.                         21,400            698
    Commercial Federal Corp.                     19,800            704
    Commercial Intertech Corp.                   26,500            550
    Commercial Metals Co.                        18,800            593
-   CommNet Cellular Inc.                        16,300            580
-   Commonwealth Telephone
        Enterprises, Inc.                        10,800            279
-   CommScope, Inc.                              60,205            809
    Community First Bankshares                   15,300            815
    Compaq Computer Corp.                       465,563         26,275
    Compass Bancshares Inc.                      38,916          1,703
-   CompuServe Corp.                             54,900            666
    Computer Associates
        International, Inc.                     336,181         17,776
-   CompUSA, Inc.                                55,700          1,727
-   Computer Sciences Corp.                      47,453          3,962
    Computer Task Group, Inc.                    24,592            875
-   Computervision Corp.                         86,900            331
-   Compuware Corp.                             105,800          3,386
    COMSAT Corp.                                 29,800            723
-   Comverse Technology, Inc.                    14,600            569
    ConAgra, Inc.                               290,568          9,534
-   Concentra Managed Care                       23,000            776
-   Computer Horizons Corp.                      21,444            965
-   Comshare                                     17,300            107
-   Concord EFS, Inc.                            37,625            936
-   Cone Mills Corp.                             57,200            443
-   Conmed Corp.                                 23,368            613
    Connecticut Energy Corp.                     17,800            536
    Connecticut Water Services, Inc.             12,200            397
    Conseco Inc.                                115,458          5,246
-   Consilium, Inc.                              24,300             61
-   Consolidated Cigar Holdings Inc.             17,900            493
    Consolidated Edison Co. of
        New York, Inc.                          144,822          5,938
-   Consolidated Freightways Corp.               35,899            489
    Consolidated Natural Gas Co.                 58,437          3,535
    Consolidated Papers                          27,400          1,462
-   Consolidated Stores, Inc.                    51,966          2,283
    Consolidated-Tomoka Land Co.                 17,700            321
-   Consumer Portfolio Services, Inc.            41,100            396
-   ContiFinancial Corp.                         29,000            730
-   Continental Airlines, Inc. Class B           32,200          1,550
    Continental Mortgage &
        Equity Trust                              2,650             42
-   Continucare Corp.                            50,300            280
-   Converse Inc.                                56,300            338
-   Cooper Cameron Corp.                         32,200          1,964
    Cooper Industries, Inc.                      75,343          3,692
    Cooper Tire & Rubber Co.                     48,355          1,179
    Adolph Coors Co. Class B                     22,236            739
-   Coram Healthcare Corp.                      113,708            384
-   COREStaff, Inc.                              19,325            512
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                                                                MARKET
                                                                VALUE*
TOTAL STOCK MARKET PORTFOLIO                     SHARES          (000)
-----------------------------------------------------------------------
    CoreStates Financial Corp.                  124,742    $     9,987
    Cornerstone Properties,
        Inc. REIT                                50,300            965
-   Cornerstone Imaging, Inc.                    26,800            136
    Corning, Inc.                               142,254          5,281
-   Corporate Express, Inc.                      78,800          1,015
-   Correctional Services Corp.                  36,200            378
-   Corrections Corp. of America                 47,272          1,752
-   Cort Business Services Corp.                 16,600            661
    Corus Bankshares Inc.                         7,100            281
-   CorVel Corp.                                 10,900            411
-   Costco Cos., Inc.                           129,561          5,782
    Countrywide Credit
        Industries, Inc.                         65,217          2,796
    Cousins Properties, Inc. REIT                40,400          1,184
-   Covance, Inc.                                35,113            698
-   Coventry Corp.                               31,455            480
-   Cox Communications Class A                  157,735          6,319
    Cracker Barrel Old Country
        Stores, Inc.                             36,954          1,233
-   Craig Corp.                                  21,077            428
-   Jenny Craig Inc.                             58,600            443
    Crane Co.                                    27,522          1,194
    Crawford & Co. Class B                       30,200            617
-   Creative Technology                          12,733              6
-   Credence Systems Corp.                       12,900            382
-   Credit Acceptance Corp.                      21,500            167
-   Cree Research, Inc.                          25,748            483
-   Crescendo Pharmaceuticals Corp.               2,379             28
    Crescent Real Estate, Inc. REIT              69,400          2,733
-   Crescent Operating, Inc. REIT                13,520            331
    Crestar Financial Corp.                      74,959          4,273
    CRIIMI MAE, Inc. REIT                        46,500            698
    Crompton & Knowles Corp.                     44,551          1,181
    Cross Timbers Oil Co.                        30,450            759
    Crown American Realty
        Trust REIT                               53,400            497
-   Crown Books Corp.                            25,937            165
    Crown Cork & Seal Co., Inc.                  78,539          3,937
    Crown Crafts, Inc.                           31,000            484
-   Crown Vantage, Inc.                          40,824            286
-   Cryomedical Sciences                        118,700             22
    Cullen/Frost Bankers, Inc.                   13,100            795
-   Culligan Water Technologies                  15,090            758
    Cummins Engine Co., Inc.                     23,302          1,376
-   Curative Health Services Inc.                19,800            601
    Curtiss-Wright Corp.                          9,800            356
-   Cyberguard Corp.                             34,255            193
-   Cybex Computer Products Corp.                15,100            370
-   Cygne Designs, Inc.                          59,800             17
-   Cygnus Inc.                                  28,412            565
-   Cymer, Inc.                                  18,100            272
-   Cypress Semiconductor Corp.                  55,600            473
    Cyprus Amax Minerals Co.                     57,252            880
-   Cytec Industries, Inc.                       28,554          1,340
-   Cytrx Corp.                                   5,900             17
-   DII Group, Inc.                              26,514            723
-   DBT Online Inc.                              22,700            566
    DPL, Inc.                                    64,450          1,853
    DQE Inc.                                     46,707          1,641
-   DSC Communications Corp.                     71,984          1,728
    D. R. Horton, Inc.                           44,080            766
-   DSP Group Inc.                               20,600            412
-   DSP Communications, Inc.                     44,100            529
-   DST Systems, Inc.                            30,100          1,285
    DTE Energy Co.                               88,527          3,071
    DT Industries, Inc.                          19,300            656
-   DVI, Inc.                                    25,600            474
-   Daily Journal Corp.                           7,800            289
-   Daisytek International Corp.                  7,800            271
-   Dal-Tile International Inc.                  32,900            403
    Dallas Semiconductor Corp.                   16,200            660
    Dames & Moore Group                          25,300            335
    Dana Corp.                                   63,668          3,024
    Danaher Corp.                                35,900          2,266
    Daniel Industries, Inc.                      29,828            574
    Darden Restaurants Inc.                      91,693          1,146
-   Darling International, Inc.                  43,200            367
-   Data Broadcasting Corp.                      68,400            385
-   Data General Corp.                           27,326            477
-   Data Race, Inc.                              37,022            120
-   Dataware Technologies, Inc.                  35,500             93
-   DataWorks Corp.                               3,000             60
-   Data Transmission Network Corp.              19,200            538
-   Datastream Systems, Inc.                     14,400            446
-   Davel Communications
        Group, Inc.                              19,843            506
-   Dave & Busters                               30,532            687
-   Davox Corp.                                  15,800            515
    Dayton-Hudson Corp.                         134,103          9,052
    Dean Foods Corp.                             24,867          1,480
-   DecisionOne Holdings Corp.                   12,014            300
    Deere & Co.                                 155,009          9,039
    DEKALB Genetics Corp. Class B                21,000            824
-   Dell Computer Corp.                         202,564         17,015
    Delmarva Power & Light Co.                   37,100            856
-   Delphi Information Systems Inc.              35,900             34
    Delta & Pine Land Co.                        22,474            685
    Delta Air Lines, Inc.                        45,188          5,377
    Deltic Timber Corp.                           5,428            149
    Deluxe Corp.                                 50,131          1,730
-   Dendrite International, Inc.                 24,100            467
    DENTSPLY International Inc.                  32,300            985
-   Department 56 Inc.                           23,495            675
    Deposit Guaranty Corp.                       25,000          1,422
-   DepoTech Corp.                               31,600            113
    DePuy, Inc.                                  59,500          1,711
-   Designs, Inc.                                70,900            213
-   Detroit Diesel Corp.                         23,800            565
    Developers Diversified Realty
        Corp. REIT                               16,200            620
    Devon Energy Corp.                           19,833            764
-   Devon Group, Inc.                             2,100             97
-   Devry, Inc.                                  20,600            657
    Dexter Corp.                                 14,800            639
    Diagnostic Products Corp.                    20,523            570
    Dial Corp.                                   62,163          1,294
-   Dialogic Corp.                               15,200            665
-   Diamond Multimedia
        Systems, Inc.                            57,600            511
    Diamond Offshore Drilling, Inc.              85,900          4,134
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
-   Diamond Technology
        Partners Inc.                            27,789    $       431
    Diebold, Inc.                                42,396          2,146
-   Digene Corp.                                 44,100            380
-   Digi International, Inc.                     30,800            524
-   Digital Equipment Corp.                      94,133          3,483
-   Digital Microwave Corp.                      31,254            453
    Dillard's Inc.                               68,436          2,412
    Dime Bancorp, Inc.                           86,360          2,612
    Dimon Inc.                                   26,750            702
-   Dionex Corp.                                  8,500            427
    The Walt Disney Co.                         415,849         41,195
    Dole Food Co.                                36,300          1,661
    Dollar General Corp.                         70,227          2,546
-   Dollar Thrifty Automotive Group              13,000            267
-   Dollar Tree Stores, Inc.                     23,175            959
    Dominion Resources, Inc.                    114,295          4,865
    Donaldson Co., Inc.                          14,800            667
    Donaldson, Lufkin & Jenrette, Inc.           34,300          2,727
    R.R. Donnelley & Sons Co.                    89,480          3,333
    Donnelly Corp.                               24,825            417
    Doral Financial Corp.                        26,200            665
-   Dove Audio, Inc.                             19,000             24
    Dover Corp.                                 136,956          4,948
    Dow Chemical Co.                            140,086         14,219
    Dow Jones & Co., Inc.                        59,897          3,216
-   Dravo Corp.                                  43,639            480
-   The Dress Barn, Inc.                         13,400            380
    Dresser Industries, Inc.                    107,297          4,500
-   Drexler Technology Corp.                     33,289            341
    Dreyer's Grand Ice Cream, Inc.               24,200            584
-   Drug Emporium, Inc.                          72,042            284
    E.I. du Pont de Nemours & Co.               696,448         41,830
    Duke Energy Corp.                           221,092         12,243
    Duke Realty Investments,
        Inc. REIT                                44,800          1,086
    The Dun & Bradstreet Corp.                  104,877          3,245
-   DuPont Photomasks, Inc.                       8,900            310
-   Dura Pharmaceuticals, Inc.                   26,986          1,238
-   Dynatech Corp.                                7,600            356
-   EEX Corp.                                    78,899            715
    EG&G, Inc.                                   26,736            556
-   EMC Corp.                                   303,944          8,339
    ENSCO International, Inc.                    87,024          2,915
-   ESC Medical Systems Ltd.                     21,300            825
-   ESSEF Corp.                                  36,960            591
-   ESS Technology, Inc.                         47,900            364
-   ETEC Systems, Inc.                           12,800            595
-   E*TRADE Group, Inc.                          23,700            545
-   EVI Inc.                                     28,500          1,475
-   Eagle Hardware & Garden, Inc.                22,500            436
-   Eagle USA Airfreight, Inc.                   21,300            607
    Earthgrains Co.                              18,086            850
    Eastern Enterprises                          11,415            514
    Eastern Utilities Associates                  9,071            238
    Eastman Chemical Co.                         48,280          2,876
    Eastman Kodak Co.                           200,212         12,175
    Eaton Corp.                                  47,338          4,225
    Eaton Vance Corp.                            21,800            823
-   Echelon International Corp., Inc.            23,363            524
    Echlin, Inc.                                 38,518          1,394
-   Echo Bay Mines Ltd.                         227,384            554
    Ecolab, Inc.                                 40,040          2,220
-   Edison Brothers Stores, Inc.                 57,371            316
-   Edison Brothers Stores, Inc.
        Warrants Exp. 9/26/2005                   5,788              7
    Edison International                        243,903          6,631
-   Education Alternatives, Inc.                 44,400            197
    EDO Corp.                                    42,800            375
-   J.D. Edwards & Co.                           56,200          1,658
    A.G. Edwards & Sons, Inc.                    58,749          2,335
-   Egghead, Inc.                                51,531            335
-   Einstein/Noah Bagel Corp.                    39,500            220
    El Paso Natural Gas                          36,318          2,415
-   Elan Corp. PLC ADR                            2,304            118
    Elcor Corp.                                  23,100            554
-   Electric Fuel Corp.                          57,500            208
-   Electro Scientific Industries, Inc.          13,500            513
-   Electroglas, Inc.                            30,000            463
-   Electromagnetic Sciences, Inc.               23,786            482
-   Electronic Arts Inc.                         35,400          1,339
    Electronic Data Systems Corp.               301,855         13,263
-   Electronic Retailing Systems
        International, Inc.                      17,200             75
-   Electronics for Imaging, Inc.                31,900            530
-   Eltron International Inc.                    13,600            411
    Emerging Communications                      22,800            182
    Emerson Electric Co.                        272,494         15,379
-   Emmis Broadcasting Corp.
        Class A                                  11,700            534
    Empire District Electric Co.                 28,100            551
-   Empire of Carolina, Inc.                      8,900             13
-   Employee Solutions, Inc.                     77,800            336
-   Emulex Corp.                                 24,550            338
-   Energy Conversion Devices, Inc.              31,275            379
    Energen Corp.                                13,100            521
    Engelhard Corp.                              88,923          1,545
    Enhance Financial Services
        Group, Inc.                              11,400            678
    Enova Corp.                                  68,900          1,865
    Enron Corp.                                 201,927          8,393
    Enron Oil & Gas Co.                          95,124          2,015
    Entergy Corp.                               148,433          4,444
-   Epitope Inc.                                 48,300            242
    Equifax, Inc.                                92,570          3,280
    The Equitable Cos.                          126,091          6,273
    Equitable Resources, Inc.                    20,800            736
    Equity Office Properties
        Trust REIT                              146,611          4,627
    Equity Residential Properties
        Trust REIT                               47,500          2,402
    Erie Indemnity Co. Class A                   37,100          1,094
-   Essex International, Inc.                    18,400            547
    Essex Property Trust, Inc. REIT              18,734            656
-   Esterline Technologies Corp.                 15,345            552
    Ethan Allen Interiors, Inc.                  27,360          1,055
    Ethyl Corp.                                  66,330            510
-   Euroweb International Corp.                  12,000              5
    Everest Reinsurance
        Holdings, Inc.                           30,300          1,250
-   Evergreen Resources, Inc.                    29,600            459
-   Exabyte Corp.                                42,900            276
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                                                                MARKET
                                                                VALUE*
TOTAL STOCK MARKET PORTFOLIO                     SHARES          (000)
-----------------------------------------------------------------------
    Excel Industries, Inc.                       24,600            444
-   EXCEL Communications, Inc.                   81,919          1,188
    Excel Realty Trust, Inc. REIT                24,200            762
-   Excel Switching Corp.                        33,800            604
    Executive Risk, Inc.                         11,933            833
-   FAC Realty Inc. REIT                         47,900            371
    Exide Corp.                                  27,500            712
    Expeditors International of
        Washington, Inc.                         20,200            778
-   Express Scripts                              12,400            744
-   Extended Stay America, Inc.                  72,978            908
    Exxon Corp.                               1,520,180         93,016
-   EZCORP, Inc.                                 37,000            430
    F & M Bancorp                                 9,805            373
    FFY Financial Corp.                          13,400            444
-   FLIR Systems, Inc.                           19,400            403
-   FMC Corp.                                    22,837          1,537
-   FM Properties Inc.                           50,900            264
    F.N.B. Corp.                                 13,259            499
-   FPA Medical Management, Inc.                 19,000            354
    FPL Group, Inc.                             111,611          6,606
-   FSI International, Inc.                      36,400            428
-   FTP Software, Inc.                           53,000            119
    Fair Issac & Co.                             16,000            533
-   Fairfield Communities, Inc.                  22,200            980
-   Falcon Drilling Co., Inc.                    48,800          1,711
    Family Dollar Stores, Inc.                   67,800          1,987
    Farmer Brothers, Inc.                         2,700            505
    Fannie Mae                                  653,438         37,287
-   Fastcomm Communications Corp.                50,400            120
    Fastenal Co.                                 23,000            880
-   Faulding Inc.                                33,700            453
-   FaxSav Inc.                                  30,200             77
    Fedders Corp.                                46,645            292
    Fedders Corp. Class A                        15,226             93
-   Federal Express Corp.                        70,700          4,317
    Freddie Mac                                 428,004         17,949
    Federal-Mogul Corp.                          21,600            875
    Federal Realty Investment
        Trust REIT                               23,700            610
    Federal Signal Corp.                         27,462            594
-   Federated Department Stores                 128,844          5,548
    Felcor Suite Hotels, Inc. REIT               22,100            785
    Ferro Corp.                                  22,500            547
    Fifth Third Bancorp                          93,927          7,679
-   Figgie International Inc. Class A            21,100            277
-   Figgie International Inc. Class B               900             11
-   Filene's Basement Corp.                      66,605            266
-   FileNet Corp.                                25,700            774
-   Film Roman, Inc.                              8,300             14
    FINA Inc.                                    18,100          1,158
    Financial Security Assurance
        Holdings Ltd.                            19,000            917
    Fingerhut Co.                                28,354            606
    FINOVA Group, Inc.                           33,204          1,650
-   First Alert, Inc.                            83,600            178
    First American Financial Corp.               11,200            827
    First American Corp. (Tenn.)                 36,400          1,811
    First American Bank Corp.                    54,300          4,188
    First Brands Corp.                           24,200            652
    First Chicago NBD Corp.                     181,650         15,168
    First Citizens BancShares
        Class A                                   5,900            614
    First Federal Savings Bank
        of Colorado                              26,000            618
    First Commerce Bancshares Inc.
        Class A                                  12,600            365
    First Commerce Corp.                         23,417          1,575
    First Commercial Corp.                       18,632          1,092
    First Commonwealth
        Financial Corp.                          27,500            964
    First Data Corp.                            273,358          7,996
    First Empire State Corp.                      4,000          1,860
    First Financial Bancorp                      12,936            624
    First Financial Holdings, Inc.               12,500            664
    First Hawaiian, Inc.                         19,200            763
    First Industrial Realty Trust REIT           18,600            672
    First Midwest Bancorp                        18,925            828
    First Palm Beach Bancorp                     12,400            535
    First Security Corp.                         70,055          2,934
    First Source Corp.                           20,746            661
    First Tennessee National Corp.               38,800          2,590
    First Union Corp.                           386,692         19,818
    First Union Real Estate                      40,600            660
    First Virginia Banks, Inc.                   31,660          1,636
    First Western Bancorp                        18,583            530
    Firstbank of Illinois Co.                    18,850            694
    Firstar Corp.                                88,426          3,753
    FirstBank Puerto Rico                        19,225            655
-   FIRSTPLUS Financial Group, Inc.              20,300            779
-   FIserv, Inc.                                 31,762          1,560
-   First Federal Financial Corp.                16,734            648
    First Bancorp of Ohio                        37,200          1,056
-   FirstEnergy Corp.                           142,000          4,118
    Fisher Scientific
        International Inc.                       11,900            568
    Fleet Financial Group, Inc.                 154,024         11,542
    Fleetwood Enterprises, Inc.                  22,358            949
    Fleming Cos., Inc.                           18,339            246
    Florida East Coast Railway Co.                5,200            500
    Florida Progress Corp.                       59,250          2,326
    Florida Rock Industries, Inc.                22,400            510
    Flowers Industries, Inc.                     53,825          1,107
    Flowserve Corp.                              30,242            845
    Fluor Corp.                                  51,367          1,920
-   Fluor Daniel/GTI, Inc.                       13,561            129
    Flushing Financial Corp.                     21,100            504
-   Foamex International, Inc.                   34,500            375
    Food Lion Inc. Class A                      280,400          2,366
    Food Lion Inc. Class B                        7,694             63
-   Foodmaker, Inc.                              39,700            598
-   Footstar Inc.                                28,870            776
-   Forcenergy Inc.                              28,027            734
    Ford Motor Co.                              735,572         35,813
-   FORE Systems, Inc.                           61,000            930
-   Foreland Corp.                                  900              4
    Foremost Corp. of America                    11,200            781
    Forest City Enterprise Class A               10,050            584
-   Forest Laboratories, Inc.                    24,992          1,232
-   Forest Oil Corp.                             36,300            599
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
    Fort James Corp.                            116,622    $     4,461
    Fort Wayne National Corp.                    15,900            731
-   Forte Software, Inc.                         45,400            346
    Fortress Group, Inc.                         57,700            245
    Fortune Brands, Inc.                        105,093          3,895
    Foster Wheeler Corp.                         24,654            667
-   Foundation Health Systems
        Class A                                  74,778          1,673
-   Fourth Shift Corp.                           30,000             90
    Franchise Finance Corp. of
        America REIT                             25,700            694
    Franklin Electric, Inc.                       8,100            520
-   Franklin Electronic Publishers, Inc.         28,900            361
    Franklin Resources Corp.                     77,330          6,723
    Freeport-McMoRan Copper &
        Gold, Inc. Class A                       11,512            176
    Freeport-McMoRan Copper &
        Gold, Inc. Class B                      111,351          1,754
-   Freeport-McMoRan
        Sulphur Inc.                              4,930             58
    Fremont General Corp.                        19,497          1,067
-   Fresenius National Medical
        Care Pfd.                                40,354              2
-   Fresh Choice, Inc.                           44,800            146
-   Fresh America Corp.                          19,000            366
-   Friede Goldman International, Inc.           26,600            795
-   Fritz Cos., Inc.                             18,600            259
    Frontier Corp.                              100,956          2,429
    Frontier Insurance Group, Inc.               19,400            444
-   Fruit of the Loom, Inc.                      44,366          1,137
    H.B. Fuller Co.                               5,000            248
    Fulton Financial Corp.                       24,647            801
    Fund American Enterprise
        Holding Co.                               7,085            857
-   Furniture Brands International Inc.          31,700            650
-   Fusion Systems Corp.-Contigent
        Value Rights Exp. 3/31/1999              10,500              7
    G & L Realty Corp.                           20,296            430
    GATX Corp.                                   15,100          1,096
-   GC Cos.                                      12,991            615
-   GRC International, Inc.                      49,000            300
    GPU, Inc.                                    74,624          3,144
    GTE Corp.                                   588,870         30,768
-   GT Interactive Software Corp.                58,000            370
-   Gadzooks, Inc.                               20,600            433
    Gainsco, Inc.                                52,246            444
    Galileo International, Inc.                  63,700          1,760
    Arthur J. Gallagher & Co.                    14,600            503
    Gannett Co., Inc.                           174,600         10,792
    The Gap, Inc.                               247,098          8,757
-   Gardner Denver Machinery, Inc.               34,554            875
-   Gargoyles, Inc.                              49,000            196
-   Gartner Group, Inc. Class A                  58,500          2,179
-   GateField Corp.                              40,612             56
-   Gateway 2000, Inc.                           94,800          3,093
-   Gaylord Container Corp.                      69,600            400
    Gaylord Entertainment Co.
        Class A                                  21,653            692
-   GelTex Pharmaceuticals, Inc.                 16,200            429
    GenCorp, Inc.                                24,700            618
-   Genentech, Inc. Special
        Common Stock                             75,383          4,570
    General Binding Corp.                        16,572            497
-   General Cigar Holdings, Inc.                  2,000             43
-   General DataComm
        Industries, Inc.                         77,100            361
    General Dynamics Corp.                       38,301          3,311
    General Electric Co.                      2,016,294        147,946
    General Growth Properties
        Inc. REIT                                21,200            766
    General Mills, Inc.                          98,383          7,047
    General Motors Corp.                        449,041         27,223
    General Motors Corp. Class H                 61,853          2,285
-   General Nutrition Cos., Inc.                 48,900          1,663
    General Re Corp.                             49,043         10,397
-   General Semiconductor, Inc.                  52,089            602
    General Signal Corp.                         30,758          1,298
-   Gentex Corp.                                 15,124            406
-   Genesis Health Ventures Inc.                 20,000            528
-   Geneva Steel Class A                         68,100            140
-   Genrad, Inc.                                 27,188            821
-   Gensia Sicor Inc.                            92,014            535
    Genuine Parts Co.                           110,222          3,741
-   Genzyme Corp.                                46,678          1,295
-   Genzyme Corp. (Tissue Repair)                 1,160              8
    Georgia Gulf Corp.                           19,668            602
    Georgia-Pacific Corp.                        55,998          3,402
-   Georgia-Pacific (Timber Group)               55,498          1,259
-   Geotek Industries, Inc.                      99,700            153
-   Geoworks                                     35,100            338
-   Getchell Gold Corp.                          15,816            380
-   Giant Cement Holding, Inc.                   17,800            412
    Giant Food, Inc. Class A                     36,369          1,225
    Giant Industries, Inc.                       24,700            469
-   Gibson Greetings, Inc.                       23,000            503
-   Gilead Sciences, Inc.                        18,200            696
    Gillette Co.                                344,734         34,624
    P.H. Glatfelter Co.                          27,300            508
-   Glenayre Technologies, Inc.                  34,225            338
-   Global Motorsport Group Inc.                 20,200            235
-   Global DirectMail Corp.                      26,200            454
-   Global Industrial
        Technologies, Inc.                       32,991            559
-   Global Industries Ltd.                       54,400            925
-   Global Marine, Inc.                         104,600          2,563
-   Global Village Communication                 15,900             19
-   Global Payment Tech Inc.                     20,800            187
-   Globe Business Resources, Inc.               19,100            403
-   Go Video, Inc.                               37,500             84
-   Gold Reserve Corp.                           36,900            134
-   Golden State Bancorp Inc.                    30,343          1,134
    Golden West Financial Corp.                  34,607          3,385
-   The Good Guys, Inc.                          48,600            371
    The BFGoodrich Co.                           51,160          2,120
    The Goodyear Tire & Rubber Co.               95,903          6,102
-   Goody's Family Clothing                      19,550            532
    Gorman-Rupp Co.                              24,325            514
    W.R. Grace & Co.                             44,654          3,592
    Graco, Inc.                                  18,298            683
-   Gradall Industries, Inc.                     27,700            457
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                                                                MARKET
                                                                VALUE*
TOTAL STOCK MARKET PORTFOLIO                     SHARES          (000)
-----------------------------------------------------------------------
-   Graham-Field Health
        Products Inc.                            32,184    $       537
    W.W. Grainger, Inc.                          30,611          2,975
-   Grand Casinos, Inc.                          44,900            612
    Granite Construction Co.                     25,700            591
    Great Atlantic & Pacific Tea
        Co., Inc.                                23,301            692
    Great Lakes Chemical Corp.                   36,379          1,633
-   Great Bay Casino Corp.                        7,083              9
    Green Mountain Power Corp.                   21,500            394
    Green Street Financial Corp.                 20,900            381
    Green Tree Financial Corp.                   82,791          2,168
    Green Point Financial Corp.                  26,200          1,901
    Grief Brothers Corp. Class A                  4,200            142
-   Grey Wolf, Inc.                             100,500            540
-   Greyhound Lines, Inc.                       117,100            432
-   GTech Holdings Corp.                         24,900            795
    Guidant Corp.                                91,056          5,668
    Guilford Mills, Inc.                         27,450            751
-   Gulf South Medical Supply, Inc.              22,000            820
-   Gulfstream Aerospace Corp.                   45,500          1,331
-   Gymboree Corp.                               14,940            409
-   HCIA, Inc.                                   35,400            420
-   HF Bancorp, Inc.                             23,900            418
-   HMT Technology Corp.                         18,500            241
    HBO & Co.                                   120,706          5,794
    HCC Insurance Holdings, Inc.                 34,900            742
    HF Financial Corp.                            5,400            143
-   HMN Financial, Inc.                          15,500            504
-   HNC Software, Inc.                           16,700            718
    HRE Properties                               21,700            427
    HSB Group Inc.                               11,957            660
-   HS Resources Inc.                            32,401            448
-   HSN, Inc.                                    31,712          1,633
    HUBCO, Inc.                                  18,055            706
-   Hadco Corp.                                  12,949            586
-   Haemonetics Corp.                            28,500            399
    Halliburton Co.                             156,146          8,110
-   Halter Marine Group, Inc.                    16,402            474
-   Hambrecht & Quist Group                      15,000            548
    Hancock Fabrics, Inc.                        36,300            526
-   Handleman Co.                                75,261            522
    M.A. Hanna Co.                               30,850            779
    Hannaford Brothers Co.                       25,500          1,108
-   Harbinger Corp.                              23,650            665
    Harbor Federal Savings Bank                   2,300            152
    Harcourt General, Inc.                       43,611          2,388
-   Harken Energy Corp.                         131,700            922
    John H. Harland Co.                          14,687            308
    Harley-Davidson, Inc.                        93,992          2,573
    Harleysville National Corp.                  12,509            525
    Harman International
        Industries, Inc.                         10,881            462
    Harmon Industries, Inc.                      16,200            450
    Harnischfeger Industries Inc.                30,635          1,082
-   Harrah's Entertainment, Inc.                 61,316          1,157
    Harris Corp.                                 48,546          2,227
-   Harry's Farmers Market, Inc.                  3,000              4
    Harsco Corp.                                 29,668          1,279
    Harte-Hanks Communications Co.               22,500            835
    The Hartford Financial Services
        Group Inc.                               72,554          6,788
    Hartford Life, Inc.                          21,500            974
-   Hartmarx Corp.                               13,100            100
    Harveys Casino Resorts                       23,400            486
    Hasbro, Inc.                                 77,379          2,437
-   Hauser, Inc.                                 42,500            255
    Haven Bancorp, Inc.                          20,600            464
    Hawaiian Electric Industries Inc.            19,165            783
-   Hayes Lemmerz International, Inc.            21,340            598
    Health Care Properties Investors             17,400            658
-   HEALTHSOUTH Corp.                           238,671          6,623
-   Health Management Associates
        Class A                                  99,788          2,520
-   Healthcare & Retirement Corp.                26,800          1,079
-   HealthCare COMPARE Corp.                     20,133          1,029
    Healthcare Realty Trust Inc.                 23,200            671
-   Health Systems Design Corp.                  29,600            303
    Health and Retirement
        Properties Trust                         59,700          1,194
    Health Care REIT, Inc.                       28,300            796
-   Health Management
        Systems, Inc.                            64,097            381
-   Healthdyne Information
        Enterprises, Inc.                       107,600            192
-   Healthdyne Technologies, Inc.                27,946            569
-   Heartland Express, Inc.                      21,592            580
-   Heartland Technology, Inc                     7,700            127
-   Heartport Inc.                               16,500            336
-   Hecla Mining Co.                             85,800            424
-   Heftel Broadcasting Corp.                    18,200            851
    HEICO Corp.                                  21,108            596
    Heilig-Meyers Co.                            35,157            422
    H.J. Heinz Co.                              227,505         11,560
    Helmerich & Payne, Inc.                      15,393          1,045
    Herbalife International Class A               8,300            174
-   Herbalife International Class B              16,600            357
    Hercules, Inc.                               60,581          3,033
    Hershey Foods Corp.                          87,864          5,442
    Hertz Corp. Class A                          24,600            990
    Hewlett-Packard Co.                         640,600         40,038
-   Hexcel Corp.                                 22,200            554
    Hibernia Corp. Class A                       78,422          1,475
-   Highlands Insurance Group                    14,554            413
    Highwood Properties, Inc. REIT               21,600            803
    Hilb, Rogal and Hamilton Co.                 20,100            388
    Hillenbrand Industries, Inc.                 42,200          2,160
-   Hills Stores Co.                              9,900             32
    Hilton Hotels Corp.                         153,798          4,575
    Hollinger International, Inc.                53,200            745
    Holly Corp.                                  17,400            481
-   Hollywood Casino Corp.                       98,500            182
-   Hollywood Entertainment Corp.                62,229            661
-   Hollywood Park, Inc.                         32,300            711
-   Hologic, Inc.                                21,300            441
    Home Depot, Inc.                            449,593         26,470
-   Home Health Corp. of America                 41,600            432
-   Homebase Inc.                                17,600            139
-   Homeside, Inc.                               29,100            802
    Homestake Mining Co.                         87,993            781
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
-   Homestead Village, Inc.                      40,187    $       605
    HON Industries, Inc.                         17,900          1,056
    Honeywell, Inc.                              78,479          5,376
    Horace Mann Educators Corp.                  27,400            779
    Horizon Financial Corp.                      24,598            437
    Horizontal Ventures, Inc.                       163              2
    Hormel Foods Corp.                           45,700          1,497
    Hospitality Properties Trust REIT            15,700            516
-   Host Marriott Corp.                         125,724          2,467
-   Host Marriott Services Corp.                 42,984            639
-   Hot Topic, Inc.                              22,200            505
    Houghton Mifflin Co.                         17,900            687
    Household International, Inc.                65,712          8,382
    Houston Industries, Inc.                    174,480          4,656
-   Hovnanian Enterprises Class A                53,750            393
-   Hovnanian Enterprises Class B                 9,650             71
-   Howmet International Inc.                    20,400            306
    Hubbell Inc. Class A                          7,600            358
    Hubbell Inc. Class B                         33,200          1,637
    Hudson Foods Inc. Class A                    35,200            724
    Hughes Supply, Inc.                          17,739            620
-   Humana, Inc.                                101,080          2,097
-   HumaScan, Inc.                               36,500            310
-   Human Genome Sciences, Inc.                  13,700            545
    Hunt Corp.                                   16,900            400
    J.B. Hunt Transport
        Services, Inc.                           15,147            284
    Huntington Bancshares Inc.                  116,511          4,194
-   Hutchinson Technology, Inc.                  18,300            400
-   Hyperion Software Corp.                      20,648            738
-   IA Corp.                                     20,100             39
    IBP, Inc.                                    56,400          1,181
    ICN Pharmaceuticals, Inc.                    26,694          1,303
-   IDX Systems Corp.                             8,400            311
-   IEC Electronics Corp.                        33,718            459
    IES Industries, Inc.                         18,900            696
-   IGI, Inc.                                    17,090             64
-   IHOP Corp.                                   15,500            504
    IMC Global Inc.                              78,807          2,581
-   IMC Global Inc.
        Warrants Exp. 12/22/2000                  7,778             30
    INMC Mortgage Holdings Inc.                  33,100            776
-   IPC Information Systems, Inc.                19,900            399
-   I-Link, Inc.                                 55,300            339
    IRT Property Co. REIT                        49,100            580
-   I-STAT Corp.                                 13,600            215
-   ITT Corp.                                    71,595          5,933
-   ITT Educational Services, Inc.               32,900            734
    ITT Industries, Inc.                         72,773          2,283
-   IXC Communications, Inc.                     18,900            593
    Idaho Power Co.                              22,200            835
    IDEX Corp.                                   17,925            625
-   IDEXX Laboratories Corp.                     34,800            555
    IKON Office Solutions                        81,683          2,297
    Illinois Central Corp.                       37,850          1,289
-   Identix, Inc.                                37,900            365
    Illinois Tool Works, Inc.                   153,606          9,236
    Illinova Corp.                               46,700          1,258
-   Imagyn Medical
        Technologies, Inc.                       74,771            185
-   Imation Corp.                                22,867            366
-   ImClone Systems, Inc.                        66,200            538
-   Immucor Inc.                                 39,146            338
-   Immunex Corp.                                24,000          1,296
-   ImmuLogic Pharmaceutical Corp.               88,500            166
-   Immune Response                              51,317            571
-   Imperial Bancorp                             20,794          1,025
-   Impath, Inc.                                 15,600            511
-   Impco Technologies Inc.                      11,000            119
-   Imperial Credit                              26,526            544
    Imperial Holly                               15,910            173
-   Immunomedics Inc.                            89,400            324
-   Inacom Corp.                                 15,500            435
-   INCYTE Pharmaceuticals, Inc.                 18,400            828
    Indiana Energy, Inc.                          9,600            316
-   Industri-Matematik
        International Corp.                      34,900          1,030
-   Informix Corp.                               88,600            421
    Ingersoll-Rand Co.                          102,263          4,142
-   Information Management
        Associates, Inc.                         37,100            348
-   Information Resources, Inc.                  36,235            485
-   Ingram Micro, Inc.                           18,000            524
    Inland Steel Industries, Inc.                29,924            512
-   Innovative Gaming Corp.                      10,050             23
-   Input/Output, Inc.                           26,200            778
-   Insilco Corp.                                10,800            356
-   Insituform Technologies Class A              50,500            391
-   INSO Corp.                                   37,000            428
-   Insurance Auto Auctions, Inc.                30,200            347
-   Insignia Financial Group                     35,100            807
-   Integrated Device
        Technology Inc.                          45,900            433
    Integrated Health Services, Inc.             25,900            808
-   Integrated Process
        Equipment Corp.                          26,324            415
-   Integrated Silicon Solution, Inc.            44,100            336
-   Integrated Systems Consulting
        Group Inc.                               35,084            390
-   Integrated Systems, Inc.                     30,100            414
    Intel Corp.                               1,000,326         70,273
-   Intelidata Technologies Corp.                83,400            154
-   Intelligent Electronics Inc.                 42,798            238
-   Intelligent Medical Imaging, Inc.            53,500            194
    Inter-Tel, Inc.                              28,200            546
    Intercargo Corp.                             30,700            407
    Interface, Inc.                              26,200            760
-   Interdigital Communications Corp.            52,500            161
-   Intergraph Corp.                             41,440            414
-   Interim Services, Inc.                       24,290            629
-   Interleaf, Inc.                              76,600            263
    International Business
        Machines Corp.                          604,932         63,253
-   International Dairy Queen, Inc.
        Class A                                  17,788            476
-   International Dairy Queen, Inc.
        Class B                                   2,300             62
    International Flavors &
    Fragrances, Inc.                             67,474          3,475
-   International Home Foods, Inc.                3,500             98
-   International Lottery & Totalizator
        Systems Inc.                             54,900             45





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                                                                MARKET
                                                                VALUE*
TOTAL STOCK MARKET PORTFOLIO                     SHARES          (000)
-----------------------------------------------------------------------
    International Game Technology                70,702    $     1,785
    International Multifoods Corp.               21,781            617
-   International Network Services               15,400            356
-   International Murex
        Technologies Corp.                       35,300            355
    International Paper Co.                     185,846          8,015
-   International Rectifier Corp.                30,300            358
    International Shipholding Corp.              11,100            191
-   International Specialty
        Products, Inc.                           58,900            880
-   International Technology                     46,825            351
-   Interneuron Pharmaceutical, Inc.             19,000            181
    Interpublic Group of Cos., Inc.              76,218          3,797
-   Intersolv Inc.                               33,700            682
    Interstate Bakeries Corp.                    45,300          1,693
-   Interstate Hotels Co.                        21,500            754
-   InterVoice, Inc.                             41,213            309
    Intimate Brands, Inc.                       155,200          3,735
-   Intuit, Inc.                                 28,100          1,159
    Invacare Corp.                               12,557            273
-   Invision Technologies, Inc.                  50,500            385
    Investors Financial Services
        Corp. Class A                            11,900            547
-   Iomega Corp.                                158,000          1,965
-   Ionics, Inc.                                  7,500            293
    IPALCO Enterprises, Inc.                     27,350          1,147
    Irvine Apartment Communities,
        Inc. REIT                                16,100            512
    Irwin Financial Corp.                        15,200            637
    ISCO, Inc.                                   22,485            200
-   ISIS Pharmaceuticals, Inc.                   35,926            442
-   Itron, Inc.                                  27,900            502
-   i2 Technologies, Inc.                        17,700            934
-   IVAX Corp.                                   71,600            483
    JDN Realty Corp. REIT                        19,000            615
-   JTS Corp.                                    79,144             20
    JLG Industries, Inc.                         21,000            297
-   JMC Group Inc.                                5,200              3
-   JP Foodservice, Inc.                         13,700            506
    JP Realty Inc. REIT                          23,800            617
    JSB Financial                                13,601            681
-   Jabil Circuit, Inc.                          22,500            894
-   Jackpot Enterprises, Inc.                    34,700            393
-   Jacobs Engineering Group Inc.                17,100            434
-   Jacor Communications, Inc.                   25,200          1,339
-   Jan Bell Marketing Inc.                     133,400            334
-   Jayhawk Acceptance Corp.                     30,100             41
    Jefferson Savings Bancorp, Inc.              21,600            443
    Jefferson-Pilot Corp.                        43,477          3,386
-   Jefferson Smurfit Corp.                      67,900            959
    John Alden Financial Corp.                   25,500            612
    John Nuveen Co. Class A                      19,700            690
    Johns Manville Corp.                         97,600            982
    Johnson & Johnson                           817,582         53,858
    Johnson Controls, Inc.                       51,394          2,454
-   Johnstown America Industries                 47,000            452
-   Jones Apparel Group, Inc.                    31,400          1,350
    Jones Medical Industries, Inc.               17,400            666
    Jostens Inc.                                 23,340            538
-   Journal Register Co.                         27,600            580
-   JumboSports Inc.                            104,750            157
    Juno Lighting, Inc.                          29,400            515
-   Just for Feet, Inc.                          15,576            204
    Justin Industries, Inc.                      37,560            512
-   KLA-Tencor Corp.                             51,300          1,981
-   Kmart Corp.                                 299,877          3,467
    KN Energy, Inc.                              19,006          1,026
    K2 Inc.                                      17,062            388
    K U Energy Corp.                             22,500            883
-   K-V Pharmaceutical Co. Class A                8,700            181
-   Kaiser Aluminum &
        Chemical Corp.                           43,700            385
-   Kaneb Services, Inc.                        113,316            588
    Kansas City Life Insurance Co.                4,400            436
    Kansas City Power & Light Co.                38,200          1,129
    Kansas City Southern
        Industries, Inc.                         65,392          2,076
    Katy Industries, Inc.                        23,600            481
    Kaufman & Broad Home Corp.                   36,742            824
    Kaydon Corp.                                 20,100            656
-   Keane, Inc.                                  40,600          1,649
    Kellogg Co.                                 253,586         12,584
    Kelly Services, Inc. Class A                 23,137            694
-   KEMET Corp.                                  22,900            444
    Kennametal, Inc.                             15,400            798
-   Kensey Nash Corp.                            26,400            439
-   Kent Electronics Corp.                       19,800            497
    Kerr-McGee Corp.                             29,053          1,839
-   Kevco, Inc.                                  12,100            200
    KeyCorp                                     133,140          9,428
    KeySpan Energy Corp.                         30,050          1,106
-   Keystone Consolidated
        Industries, Inc.                         12,690            152
    Keystone Financial, Inc.                     31,543          1,270
    Kimball International, Inc.
        Class B                                  22,200            409
    Kimberly-Clark Corp.                        344,756         17,001
    Kimco Realty Corp. REIT                      24,450            862
    King World Productions, Inc.                 22,686          1,310
-   Knoll, Inc.                                  26,200            842
    Knight-Ridder, Inc.                          53,826          2,799
    Koger Equity, Inc. REIT                      30,700            673
-   Kohls Corp.                                  47,800          3,256
-   Komag, Inc.                                  32,000            476
-   The Kroger Co.                              156,794          5,792
    Kuhlman Corp.                                25,376            993
-   Kulicke & Soffa Industries, Inc.             13,300            248
-   LCA-Vision, Inc.                             19,493             22
-   LCI International, Inc.                      72,266          2,222
    LG&E Energy Corp.                            40,200            995
-   LHS Group, Inc.                              14,600            872
    LNR Property Corp.                           37,700            891
-   LS Capital Corp.                              1,996              1
-   LSI Logic Corp.                              87,045          1,719
    LSI Industries Inc.                          24,318            444
    LTC Properties, Inc.                         30,700            637
    LTV Corp.                                    61,000            595
-   LTX Corp.                                    53,388            237
    La Quinta Inns Inc.                          46,838            905
    La-Z-Boy Inc.                                 1,200             52
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
-   Laboratory Corp. of America                 161,648    $       273
-   Ladd Furniture Inc.                          26,800            402
    Lafarge Corp.                                39,100          1,156
-   Laidlaw Environmental
        Services, Inc.                          125,674            613
-   LAM Research Corp.                           31,939            934
    Lancaster Colony Corp.                       17,788          1,003
    Lance, Inc.                                  21,721            572
-   Lancer Corp.                                 39,285            452
    Landauer, Inc.                               18,200            510
-   Lands' End, Inc.                             19,700            691
-   Landry's Seafood
        Restaurants, Inc.                        19,700            473
-   Landstar System                              20,500            541
-   Lanvision Systems, Inc.                      13,400             60
-   Larscom, Inc. Class A                        37,500            356
-   LaSalle Partners Inc.                        20,300            723
-   Laser Mortgage
        Management, Inc.                         13,000            189
-   Lason Holdings, Inc.                         18,100            482
-   Lattice Semiconductor Corp.                  14,250            675
    Estee Lauder Cos. Class A                    37,971          1,953
-   Lawrence Savings Bank                        12,400            203
    Lawter International Inc.                    16,534            180
-   Layne Christensen Co.                        16,200            211
-   Lazare Kaplan International, Inc.            26,300            355
-   Lear Corp.                                   40,600          1,929
-   Learning Co., Inc.                           39,537            635
-   Learning Tree International, Inc.            19,300            557
-   Lechters Corp.                               79,800            404
-   LecTec Corp.                                  3,500             18
    Lee Enterprises, Inc.                        28,000            828
-   Legal Research Center, Inc.                   6,100              1
-   Legato Systems, Inc.                         23,700          1,043
    Leggett & Platt, Inc.                        58,300          2,441
    Legg Mason Inc.                              15,000            839
    Lehman Brothers Holdings, Inc.               72,399          3,692
    Lennar Corp.                                 21,300            459
    Leucadia National Corp.                      38,800          1,339
-   Level One Communications                     12,300            347
-   Level 8 Systems Inc.                         25,900            353
    Leviathan Gas Pipeline Co.                   22,200            680
-   Lexington Global Asset
        Managers, Inc.                           11,000            100
-   Lexmark International Group, Inc.
        Class A                                  43,700          1,661
    Libbey, Inc.                                 15,800            598
    Liberty Corp.                                12,400            580
    Liberty Financial Cos., Inc.                 26,400            997
    Liberty Property Trust REIT                  31,400            897
-   Life USA Holding, Inc.                       32,900            555
    Life Re Corp.                                10,000            652
-   Lifecore Biomedical Inc.                     25,000            547
    Lillian Vernon Corp.                         26,000            432
    Eli Lilly & Co.                             683,470         47,587
    Lilly Industries Inc. Class A                23,268            480
    The Limited, Inc.                           166,391          4,243
-   Lin Television                               18,416          1,004
-   Lincare Holdings, Inc.                       17,300            986
    Lincoln Electric Co. Class A                 12,024            433
    Lincoln National Corp.                       62,425          4,877
    Lindsay Manufacturing Co.                    13,525            587
    Linear Technology Corp.                      45,796          2,639
-   Liposome Co., Inc.                           58,661            271
    Litchfield Financial Corp.                   19,530            378
-   Littelfuse, Inc.                             13,800            343
-   Litton Industries, Inc.                      29,369          1,689
    Liz Claiborne, Inc.                          42,387          1,772
    Lockheed Martin Corp.                       119,257         11,747
    Loews Corp.                                  70,471          7,479
-   Logan's Roadhouse, Inc.                      23,132            359
-   Lone Star Steakhouse &
        Saloon, Inc.                             24,300            425
-   Lone Star Technologies, Inc.                 11,700            332
    Long Island Bancorp, Inc.                    14,000            695
    Long Island Lighting Co.                     73,935          2,227
    Longs Drug Stores, Inc.                      23,490            755
    Longview Fibre Co.                           45,130            685
-   Loral Space & Communications                122,684          2,630
-   Loronix Information Systems                  27,100             49
-   Louis Dreyfus Natural Gas Corp.              51,260            958
    Louisiana-Pacific Corp.                      66,964          1,272
    Lowe's Cos., Inc.                           106,337          5,071
    Lubrizol Corp.                               35,667          1,315
    Luby's Cafeterias, Inc.                       6,559            115
    Lucent Technologies, Inc.                   395,242         31,570
-   Lumisys, Inc.                                45,000            214
-   Lycos, Inc.                                  21,101            873
-   Lydall, Inc.                                 28,000            546
-   Lynx Therapeutics Inc.                          226              4
    Lyondell Petrochemical Co.                   48,846          1,294
-   M&F Worldwide Corp.                          48,479            476
    MAF Bancorp, Inc.                            20,089            711
    MBIA, Inc.                                   54,900          3,668
    MBNA Corp.                                  307,051          8,386
    MCI Communications Corp.                    423,499         18,131
    MCN Corp.                                    48,100          1,942
-   MEMC Electronic Materials, Inc.              24,300            371
    MGIC Investment Corp.                        69,930          4,650
    M/A/R/C, Inc.                                18,100            326
-   MGM Grand, Inc.                              35,361          1,275
    ML Bancorp Inc.                              27,100            813
    MMI Cos., Inc.                               10,800            271
-   MRV Communications Inc.                      20,686            494
-   MTL, Inc.                                    16,448            420
-   MTR Gaming Group Inc.                        36,700             73
    MTS Systems Corp.                            17,590            660
    MacDermid, Inc.                               2,187            186
-   MacFrugal's Bargains Close
        Outs, Inc.                               15,100            621
    The Macerich Co. REIT                        28,800            821
    Mack-Cali Realty Corp.                       30,000          1,230
-   Macromedia                                   56,323            468
    Madison Gas & Electric Co.                   26,200            603
-   Mafco Consolidated Group Inc.
        Rights Exp. 1/1/1999                     29,279             10
-   Magellan Health Services, Inc.               27,500            591
    Magna Group                                  20,113            920
-   Mail-Well, Inc.                              29,850          1,209
    Maine Public Service Co.                     12,000            146
    Mainstreet Bankgroup, Inc.                   19,600            546
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                                                                MARKET
                                                                VALUE*
TOTAL STOCK MARKET PORTFOLIO                     SHARES          (000)
-----------------------------------------------------------------------
    Mallinckrodt, Inc.                           44,392    $     1,687
    Manor Care Inc.                              38,891          1,361
    Manpower Inc.                                50,200          1,770
    Manufactured Home
        Communities, Inc. REIT                   28,100            759
-   Mapics Inc.                                  40,100            436
-   Manugistics Group, Inc.                      19,300            861
    Mapco Inc.                                   32,900          1,522
-   Marcam Solutions, Inc.                       23,650            171
-   Marine Drilling Co., Inc.                    31,800            660
    Marion Capital Holdings                       4,600            125
    Mark IV Industries, Inc.                     39,389            862
-   Markel Corp.                                  4,400            687
-   Marquette Medical
        Systems Inc.                             18,204            485
    Marsh & McLennan Cos., Inc.                 103,104          7,688
    Marshall & Ilsley Corp.                      62,891          3,907
    Marriott International                       78,187          5,414
-   Marshall Industries                          13,628            409
-   Martek Biosciences Corp.                     38,600            318
    Martin Marietta Materials, Inc.              28,126          1,028
-   Marvel Entertainment Group                   53,774             27
    Masco Corp.                                 100,853          5,131
    MascoTech Inc.                               27,815            511
-   Mastec Inc.                                  14,667            336
-   Material Sciences Corp.                      35,850            437
-   Matria Healthcare, Inc.                      66,900            376
    Mattel, Inc.                                177,984          6,630
-   Maxim Integrated Products, Inc.              79,200          2,732
-   Maxicare Health Plans Inc.                   38,600            420
-   Maxxam Inc.                                  12,200            532
-   Maverick Tube Corp.                          30,500            772
    May Department Stores Co.                   142,498          7,508
    Maytag Corp.                                 59,888          2,235
    McClatchy Newspapers, Inc.                   23,075            627
    McCormick & Co., Inc.                        45,517          1,274
    McDermott International, Inc.                34,307          1,256
-   J. Ray McDermott SA                          24,800          1,066
    McDonald's Corp.                            422,719         20,185
    The McGraw-Hill Cos., Inc.                   60,670          4,490
    McKesson Corp.                               28,297          3,061
-   McLeod, Inc.                                 32,100          1,027
-   McMoRan Oil and Gas                         264,053            850
-   McWorter Technologies Inc.                   19,800            510
    The Mead Corp.                               63,940          1,790
-   Medaphis Corp.                               49,416            321
-   Medar, Inc.                                  49,058            264
-   MedCath Inc.                                 27,800            420
-   Medco Research, Inc.                         29,300            410
    Medford Bancorp, Inc.                        11,799            463
    Media General, Inc. Class A                  15,700            656
-   Medialink Worldwide, Inc.                    22,500            304
-   Medical Alliance, Inc.                        5,000             20
-   Medicis Pharmaceutical Corp.                 13,575            694
-   MedImmune Inc.                               14,000            600
    Meditrust Corp.                              64,356          2,357
-   MedPartners, Inc.                           112,948          2,527
-   Medplus, Inc.                                20,900            154
    Medtronic, Inc.                             287,300         15,029
-   Mego Mortgage Corp.                          42,400            172
    Mellon Bank Corp.                           154,206          9,349
-   Men's Wearhouse, Inc.                        13,950            485
    Mentor Corp.                                 21,281            777
-   Mentor Graphics Corp.                        59,400            575
    Mercantile Bancorp, Inc.                     80,074          4,925
    Mercantile Bankshares Corp.                  43,500          1,702
    Mercantile Stores Co., Inc.                  22,664          1,380
    Merck & Co., Inc.                           742,117         78,850
-   Mercury Finance Co.                          75,977             47
    Mercury General Corp.                        33,400          1,845
-   Mercury Interactive Corp.                    24,100            645
    Meredith Corp.                               32,000          1,142
    Meridian Diagnostics, Inc.                   41,429            419
-   Merisel, Inc.                                94,400            413
-   Meridian Gold Co.                           104,800            308
    Meritor Automotive, Inc.                     41,522            875
-   Merix Corp.                                  26,100            395
    Merrill Corp.                                27,200            632
    Merrill Lynch & Co., Inc.                   203,596         14,850
    Merry Land & Investment Co.,
        Inc. REIT                                37,900            867
-   Mesa Air Group Inc.                          74,800            369
    Met-Pro Corp.                                21,545            355
-   MetaCreations Corp.                          39,325            437
    Methode Electronics, Inc. Class A             6,251            102
-   Metra Biosystems, Inc.                       57,800            210
-   Metro-Goldwyn-Mayer Inc.                     45,000            900
-   Metrocall, Inc.                              70,400            348
-   Metromail Corp.                              30,500            545
-   Metromedia International
        Group, Inc.                              33,900            322
-   Metzler Group, Inc.                          15,500            622
-   Fred Meyer Inc.                              70,927          2,580
    Michael Foods Group, Inc.                    25,400            619
-   Michaels Stores, Inc.                        17,400            509
-   Micrion Corp.                                28,000            413
-   MICROS Systems, Inc.                         11,400            513
-   Microsoft Corp.                             734,544         94,940
    Mid Am Inc.                                  21,304            549
-   Microchip Technology, Inc.                   32,750            983
-   Micro Warehouse Inc.                         38,800            541
-   Microfield Graphics, Inc.                    13,700             53
-   Micrografx, Inc.                             39,800            348
-   Micron Electronics, Inc.                     57,400            524
-   Micron Technology, Inc.                     129,927          3,378
-   MicroProse, Inc.                             86,700            190
-   Microtouch Systems, Inc.                     20,899            329
-   Microwave Systems Corp.                      62,800            338
-   Microwave Power Devices, Inc.                49,900            349
    Mid-America Realty Investments               36,400            369
-   Mid-American Waste
        Systems, Inc.                            60,300              2
    MidAmerican Energy Co.                       61,200          1,346
    Mid Atlantic Realty Trust                    30,950            455
-   Mid Atlantic Medical
        Services, Inc.                           29,800            380
    Middlesex Water Co.                          20,300            457
-   Midway Games Inc.                            32,500            591
    Millenium Chemicals, Inc.                    46,182          1,088
-   Millenia, Inc.                                2,675              8
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
    Herman Miller, Inc.                          27,558    $     1,504
-   Miller Industries, Inc.                      61,600            662
    Millipore Corp.                              26,389            896
    Mine Safety Appliances Co.                    7,200            472
    Minerals Technologies, Inc.                  13,900            632
-   MiniMed, Inc.                                16,200            630
    Minnesota Mining &
        Manufacturing Co.                       255,279         20,949
    Minnesota Power & Light Co.                  20,200            880
-   Mirage Resorts, Inc.                        109,600          2,493
-   Miravant Medical Technology                  14,000            560
    Mississippi Chemical Corp.                   12,941            236
    Mitchell Energy & Development
        Corp. Class A                            28,700            843
    Mitchell Energy & Development
        Corp. Class B                               500             15
    Mobil Corp.                                 482,908         34,860
-   Mobile Telecommunications
        Technologies Corp.                       41,800            920
-   MobileMedia Corp.                            25,900              6
    Modine Manufacturing Co.                     17,362            592
-   Mohawk Industries, Inc.                      31,700            695
-   Molecular Biosystems, Inc.                   42,900            365
    Molex, Inc.                                  94,987          3,051
-   Molten Metal Technology                      78,600              7
    The Money Store                              35,359            743
    Monsanto Co.                                362,182         15,212
    Montana Power Co.                            33,800          1,075
    J.P. Morgan & Co., Inc.                     109,936         12,409
-   Morgan Products Ltd.                         41,600            221
    Morgan Stanley, Dean Witter,
        Discover and Co.                        360,701         21,326
    Morrison Health Care Inc.                    26,525            531
    Morrison Restaurants Inc.                     2,718              7
    Morton International, Inc.                   83,808          2,881
-   Mortons Restaurant Group                     22,344            452
-   Mosaix Inc.                                  38,295            337
-   Mossimo, Inc.                                32,200            115
    Motorola, Inc.                              365,792         20,873
    Mueller (Paul) Co.                            7,400            285
-   Mueller Industries Inc.                      14,184            837
-   Multigraphics Inc.                           17,600             52
    Murphy Oil Corp.                             27,200          1,474
-   Musicland Stores Corp.                       96,100            703
-   Mycogen Corp.                                17,700            332
    Myers Industries, Inc.                       31,880            544
    Mylan Laboratories, Inc.                     74,350          1,557
    NAC Re Corp.                                 10,300            503
    NCH Corp.                                     7,200            472
-   NCI Building Systems, Inc.                   12,700            451
-   NCO Group, Inc.                              22,300            574
-   NCR Corp.                                    62,632          1,742
-   NFO Worldwide, Inc.                          30,478            638
    NGC Corp.                                    92,000          1,610
    NIPSCO Industries, Inc.                      38,730          1,915
-   N L Industries, Inc.                         44,400            605
-   NPC International Class A                    36,400            441
-   NRG Generating U.S. Inc.                      2,838             56
-   NS Group Inc.                                31,800            545
-   NTL Inc.                                     19,500            544
    NUI Corp.                                    12,500            359
    NYMAGIC, Inc.                                16,600            458
    Nabisco Holdings Corp. Class A               31,700          1,535
-   Nabors Industries, Inc.                      61,400          1,930
    NACCO Industries, Inc. Class A               10,165          1,090
    Nalco Chemical Co.                           40,621          1,607
    Nash-Finch Co.                               23,100            439
-   Nashua Corp.                                 29,614            348
    National Bankcorp of Alaska Inc.              5,800            734
-   National Auto Credit Inc.                    51,632            274
-   National City Bancorporation                 17,037            503
    National City Corp.                         131,886          8,672
    National Community Bancorp                   29,904          1,054
    National Data Corp.                          16,211            586
    National Fuel Gas Co.                        23,100          1,125
    National Health Investors REIT               15,000            628
-   National Instruments Corp.                   12,000            348
-   National Medical Financial
        Services Corp.                           51,800             10
-   National-Oilwell, Inc.                       30,900          1,056
    National Presto Industries, Inc.             12,937            512
-   National Processing, Inc.                    61,600            608
-   National Semiconductor Corp.                 98,868          2,564
    National Service Industries, Inc.            27,793          1,377
-   National Steel Corp. Class B                 41,200            476
    NationsBank Corp.                           438,482         26,665
    Nationwide Financial
        Services, Inc.                           26,600            961
    Nationwide Health
        Properties, Inc.                         25,400            648
-   Navigators Group, Inc.                       16,400            308
-   Nautica Enterprises Inc.                     22,749            529
-   Navistar International Corp.                 43,617          1,082
-   Neiman Marcus Group Inc.                     29,945            906
    Thomas Nelson, Inc.                          40,850            472
-   Neoprobe Corp.                               58,600            352
-   Neostar Retail Group                         33,300              1
-   Network Associates, Inc.                     40,026          2,116
-   NETCOM On-Line Communication
        Services, Inc.                           34,300            823
-   NetManage, Inc.                              99,800            281
-   Netscape Communications Corp.                38,375            935
-   Network Appliance, Inc.                      24,400            866
-   Neurogen Corp.                               21,020            284
    Nevada Power Co.                             29,348            780
    New Century Energies, Inc.                   63,845          3,061
    New England Electric System                  39,800          1,701
    New Jersey Resources Corp.                    4,600            184
-   New Mexico & Arizona Land Co.                21,968            321
    New Plan Realty Trust REIT                   36,050            919
    New York Bancorp Inc.                        20,580            817
    New York State Electric &
        Gas Corp.                                41,000          1,456
    New York Times Co. Class A                   58,717          3,883
-   Newcare Health Corp.                            252              1
    Newell Co.                                   97,008          4,123
-   Newfield Exploration Co.                     36,600            853
    Newhall Land & Farming Co.                   23,100            693
    Newmont Gold Co.                            109,632          3,268





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                                                                MARKET
                                                                VALUE*
TOTAL STOCK MARKET PORTFOLIO                     SHARES          (000)
-----------------------------------------------------------------------
    Newmont Mining Corp.                         96,038    $     2,821
-   Newpark Resources, Inc.                      38,200            669
    Newport News Shipbuilding Inc.               31,957            813
-   News Communications, Inc.                       500              1
    NewSouth Bancorp, Inc.                       12,100            351
-   NextLevel Systems, Inc.                      89,858          1,606
-   NEXTEL Communications, Inc.                 174,692          4,542
-   NeXstar Pharmaceuticals Inc.                 35,841            408
-   NEXTLINK Communications, Inc.                 3,000             64
-   Niagara Mohawk Power Corp.                   86,102            904
    NICOR, Inc.                                  29,952          1,264
    NIKE, Inc. Class B                          176,932          6,945
-   Nine West Group, Inc.                        21,200            550
    Noble Affiliates, Inc.                       34,164          1,204
-   Noble Drilling Corp.                         80,300          2,459
-   Nord Resources Corp.                        144,900            263
    Nordson Corp.                                 9,300            427
    Nordstrom, Inc.                              47,125          2,845
    Norfolk Southern Corp.                      230,957          7,116
    Norrell Corp.                                25,200            501
-   Norstan, Inc.                                20,800            494
-   Nortek, Inc.                                 18,200            483
-   North American Vaccine, Inc.                 22,061            550
    North Carolina Natural Gas Corp.             14,700            511
    North Fork Bancorp, Inc.                     42,630          1,431
    Northeast Utilities                          78,700            930
    Northern States Power Co.                    44,994          2,621
    Northern Trust Corp.                         68,500          4,778
    Northrop Grumman Corp.                       40,825          4,695
-   Northwest Airlines Corp. Class A             62,700          3,002
    Northwest Natural Gas Co.                     5,000            155
    Northwest Savings Bank                       55,200            780
    Norwest Corp.                               460,616         17,791
-   Nova Corp. (Georgia)                         28,000            700
-   Nu Horizons Electronics Corp.                42,500            266
-   NovaCare, Inc.                               35,688            466
-   Nu-Kote Holding, Inc. Class A                23,300             14
-   Novavax, Inc.                                60,190            301
-   Novell, Inc.                                213,732          1,603
-   Novellus Systems, Inc.                       20,000            646
-   Noxso Corp.                                  36,200             10
    Nucor Corp.                                  53,981          2,608
-   Nuevo Energy Co.                             19,900            811
-   Numerex Corp.                                45,700            286
    OEA, Inc.                                    20,900            605
-   OAO Technology                                3,419             32
    OGE Energy Corp.                             24,200          1,323
-   OHM Corp.                                    16,800            128
-   OIS Optical Imaging Systems, Inc.            95,300            116
-   Oak Technology, Inc.                         59,100            384
-   Oakley, Inc.                                 52,200            473
    Oakwood Homes Corp.                          28,500            946
-   Object Design, Inc.                          55,400            464
-   Objective Systems
        Integrators, Inc.                        54,800            459
-   ObjectShare, Inc.                            22,600             14
    Occidental Petroleum Corp.                  202,536          5,937
-   Ocean Energy, Inc.                           18,500            912
    Ocean Financial Corp.                        14,100            525
-   Oceaneering International, Inc.              27,490            543
-   Ocwen Financial Corp.                        36,100            918
-   Office Depot, Inc.                           96,225          2,303
-   OfficeMax, Inc.                              74,050          1,055
    Ogden Corp.                                  29,945            844
    Ohio Casualty Corp.                          18,544            828
    Oil-Dri Corp. of America                     23,275            384
-   Old Dominion Freight Line, Inc.              24,315            371
    Old Kent Financial Corp.                     52,934          2,098
    Old National Bancorp                         13,523            654
    Old Republic International Corp.             53,200          1,978
    Olin Corp.                                   31,000          1,453
    Olsten Corp.                                 49,125            737
    Omnicare, Inc.                               48,700          1,510
    Omnicom Group Inc.                           99,800          4,229
    Omega Healthcare Investors,
        Inc. REIT                                12,500            483
    Omega Financial Corp.                        14,912            500
-   Omnipoint Corp.                              30,200            702
-   On Assignment, Inc.                          18,800            498
    Onbancorp Inc.                                6,100            430
-   ONCOR Inc.                                   92,131            426
    One Valley Bancorp of
        West Virginia Inc.                       49,250          1,908
-   Oneita Industries                            39,530             10
    ONEOK, Inc.                                  18,906            763
-   ONSALE, Inc.                                 30,800            554
-   Open Market, Inc.                            51,600            497
-   Optical Cable Corp.                          48,800            400
    Optical Coating Laboratory, Inc.             32,181            442
-   Oracle Corp.                                599,775         13,382
    Orange-Co, Inc.                              48,000            387
-   OraVax, Inc.                                 26,900             47
-   Orbital Sciences Corp.                       18,000            536
-   Oregon Metallurgical Corp.                   23,725            792
-   Organogenesis, Inc.                          29,687            783
    Oregon Steel Mills, Inc.                     30,200            644
    Orion Capital Corp.                          16,900            785
-   Ortel Corp.                                  25,800            406
-   Orthodontic Centers of
        America, Inc.                            23,600            392
-   Oryx Energy Co.                              63,729          1,625
    Otter Tail Power Co.                          5,502            208
-   Outback Steakhouse                           28,600            822
-   Outdoor Systems, Inc.                        48,935          1,878
    Overseas Shipholding Group Inc.              23,000            502
    Owens & Minor, Inc. Holding Co.              33,950            492
    Owens Corning                                32,781          1,119
-   Owens-Illinois, Inc.                         86,028          3,264
-   Oxford Health Plan                           47,600            741
    Oxford Industries, Inc.                      15,900            517
-   Oxigene, Inc.                                20,339            356
    PCA International, Inc.                      17,895            376
-   P-Com, Inc.                                  23,900            412
    PECO Energy Corp.                           137,374          3,331
    PG&E Corp.                                  268,651          8,177
-   PFF Bancorp, Inc.                            29,800            592
-   PHP Healthcare Corp.                         29,000            437
-   PICO Holdings Inc.                           70,602            455
-   PMC Sierra Inc.                              27,046            838
    The PMI Group Inc.                           20,300          1,468
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
-   PMT Services Inc.                            28,635    $       397
    PNC Bank Corp.                              188,690         10,767
    PP&L Resources Inc.                         101,649          2,433
    PPG Industries, Inc.                        110,194          6,295
-   PRI Automation, Inc.                         21,100            609
    PXRE Corp.                                    8,988            298
    PACCAR, Inc.                                 47,112          2,473
    Pacific Century Financial Corp.              48,600          1,203
    Pacific Enterprises                          51,357          1,932
-   Pacificare Health Systems Inc.
        Class A                                   5,574            280
-   Pacificare Health Systems Inc.
        Class B                                  14,862            778
    PacifiCorp                                  181,423          4,955
-   Paging Network, Inc.                         61,900            665
    PaineWebber Group, Inc.                      84,050          2,905
-   Pairgain Technologies, Inc.                  41,000            794
    Pall Corp.                                   78,458          1,623
-   PanAmSat Corp.                                6,930            299
-   Papa John's International, Inc.              17,000            593
-   Paragon Health Network, Inc.                 39,047            764
-   Paradigm Technology, Inc.                    18,800              6
-   Parametric Technology Corp.                  77,700          3,681
    Park National Corp.                             500             44
-   Park-Ohio Industries, Inc.                   24,300            443
-   Parker Drilling Co.                          47,500            579
    Parker Hannifin Corp.                        68,418          3,139
-   ParkerVision, Inc.                           24,600            446
    Parkway Properties Inc.                      16,250            558
-   PathoGenesis Corp.                           17,400            646
    Patriot American Hospitality,
        Inc. REIT                                40,499          1,167
-   Patterson Dental Co.                          2,700            122
    Paychex, Inc.                                66,443          3,364
-   Payless ShoeSource, Inc.                     22,944          1,540
-   Paymentech, Inc.                             43,233            638
-   PEC Israel Economic Corp.                    27,500            595
-   Pediatrix Medical Group, Inc.                 1,700             73
-   Pegasystems Inc.                             35,200            711
    Penford Corp.                                16,491            577
-   The Penn Traffic Co.                         44,700            369
    Penn Virginia Corp.                          13,400            395
    Penncorp Financial Group Inc.                27,600            985
    J.C. Penney Co., Inc.                       152,487          9,197
    Pennsylvania Enterprises Inc.                19,434            491
    Pentair, Inc.                                22,900            823
    Pennzoil Co.                                 28,814          1,925
    Peoples Bank of Bridgeport                   37,050          1,408
    Peoples Energy Corp.                         21,713            855
    Peoples First                                12,935            503
    Peoples Heritage Financial
        Group Inc.                               19,141            880
-   PeopleSoft, Inc.                            134,800          5,257
    Pep Boys (Manny, Moe & Jack)                 37,673            899
    PepsiCo, Inc.                               940,372         34,265
-   Perclose, Inc.                               21,700            418
-   Performance Food Group Co.                   20,050            476
    Perkin-Elmer Corp.                           26,901          1,912
-   Perrigo Co.                                  45,800            613
-   PerSeptive Biosystems, Inc.                   9,500            120
-   Personnel Group of America, Inc.             19,102            630
-   Pete's Brewing Co.                           31,700            129
-   Petrocorp, Inc.                              40,978            338
    Petroleum Heat & Power Co.                  108,900            252
-   PETsMART, Inc.                               66,352            481
    Pfizer, Inc.                                794,198         59,217
-   Pharmaceutical Markets                       41,200            422
-   Pharmaceutical Product
        Development, Inc.                        35,670            548
-   PharMerica, Inc.                             54,408            564
-   Pharmacopeia, Inc.                           24,600            394
    Phelps Dodge Corp.                           36,853          2,294
-   Philadelphia Consolidated
        Holding Corp.                            24,200            430
    Philip Morris Cos., Inc.                  1,492,113         67,611
-   Philip Services Corp.                        35,987            517
    Phillips Petroleum Co.                      162,003          7,877
    Phillips-Van Heusen Corp.                    39,700            566
-   Phoenix Network, Inc.                        11,200              4
-   Physicians' Specialty Corp.                  27,500            285
-   Phoenix International Ltd., Inc.             19,800            292
-   Photronics Labs Inc.                         29,804            723
-   PhyCor, Inc.                                 38,500          1,040
-   Physician Reliance Network, Inc.             57,800            603
-   Physician Sales & Service, Inc.              22,600            486
-   Physio-Control International Corp.           15,600            248
-   PictureTel Corp.                             14,600             95
    Piedmont Natural Gas, Inc.                   20,000            719
    Pier 1 Imports Inc.                          41,000            928
-   Pilgrim America Cap Corp.                    20,200            412
    Pinnacle Bancorp Group Inc.                  18,550            538
-   Pinnacle Micro Inc.                          22,600              4
    Pinnacle West Capital Corp.                  52,000          2,204
    Pioneer Group, Inc.                          25,700            723
    Pioneer Hi-Bred International, Inc.          12,856          1,379
    Pioneer Natural Resources Co.                45,100          1,305
    Pioneer Standard Electronics Inc.            26,400            403
    Piper Jaffray Cos., Inc.                     23,900            871
    Pitney Bowes, Inc.                           88,485          7,958
    Pitt Des Moines, Inc.                         6,800            250
    Pittsburgh & West Virginia
        Railroad                                  3,000             23
    Pittston Brink's Group                       25,400          1,022
    Pittston Burlington Group                    24,250            637
    Pittway Corp. Class A                        12,834            894
-   Pixar, Inc.                                  25,400            549
-   PJ America Inc.                              27,500            413
-   Plains Resources                             30,383            522
-   Planet Hollywood International,
        Inc. Class A                             58,200            771
-   Plantronics, Inc.                            20,800            832
-   Platinum Software Co.                        56,200            660
-   PLATINUM technology, Inc.                    37,600          1,062
-   Playboy Enterprises Inc. Class B             27,500            431
-   Playtex Products, Inc.                       44,000            451
    Plenum Publishing Corp.                       9,000            416
-   Pluma, Inc.                                  16,000            137
    Poe & Brown, Inc.                            14,100            629
    Pogo Producing Co.                           19,500            575
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                                                                MARKET
                                                                VALUE*
TOTAL STOCK MARKET PORTFOLIO                     SHARES          (000)
-----------------------------------------------------------------------
    Polaris Industries, Inc.                     14,100    $       431
    Polaroid Corp.                               27,858          1,356
-   Policy Management
        Systems Corp.                            10,670            742
-   Polo Ralph Lauren Corp.                      20,200            491
    Popular, Inc.                                41,578          2,058
    Post Properties, Inc. REIT                   19,400            788
    Potash Corp. of
        Saskatchewan, Inc.                        3,170            263
    Potlatch Corp.                               17,896            770
    Potomac Electric Power Co.                   71,500          1,846
    Poughkeepsie Financial Corp.                 47,400            551
-   PowerCerv Corp.                               4,600             10
-   Powertel Inc.                                25,200            422
    Praxair, Inc.                                96,833          4,357
    Precision Castparts Corp.                    14,650            884
-   Precision Response Corp.                     44,100            449
    Premark International, Inc.                  38,167          1,107
    Premier Farnell PLC ADR                       9,318            125
    Premier Farnell PLC
        $1.35 Cvt. Pfd. ADR                       7,507            145
-   Premisys Communications, Inc.                22,200            580
-   Premiere Technologies, Inc.                  18,400            508
-   Presstek, Inc.                               19,700            507
    T. Rowe Price                                35,000          2,201
    Price REIT, Inc. REIT                        16,200            663
-   Primadonna Resorts, Inc.                     19,462            325
    Prime Retail, Inc. REIT                      39,500            560
-   PRIMEDIA Inc.                                77,700            981
-   Prime Energy Corp.                            3,000             27
    Primex Technologies, Inc.                    13,180            445
-   Primark Corp.                                 9,369            381
    Prime Bancorp Inc.                           12,830            478
-   Prime Hospitality Corp.                      15,400            314
-   Pride International Inc.                     28,300            715
    Procter & Gamble Co.                        831,908         66,397
-   Proffitt's, Inc.                             37,000          1,052
-   Progress Software Corp.                      16,900            365
    Progressive Corp. of Ohio                    44,100          5,286
-   Project Software &
        Development, Inc.                        16,700            392
-   Promus Hotel Corp.                           53,230          2,236
    Protective Life Corp.                        18,500          1,105
-   Protein Design Labs                          11,000            440
-   Proteon Inc.                                 36,100             42
-   Protocol Systems, Inc.                       38,500            387
-   Provident American Corp.                     33,800             80
    Provident Cos., Inc.                         82,646          3,192
    Provident Financial Group, Inc.              30,350          1,472
    Providian Financial Corp.                    57,799          2,612
-   Proxim, Inc.                                 26,600            301
-   Proxymed Pharmacy, Inc.                      45,750            323
-   PSINet, Inc.                                 63,500            325
    Public Service Co. of New Mexico             20,480            485
    Public Service Co. of
        North Carolina, Inc.                     17,100            391
    Public Service Enterprise
        Group, Inc.                             141,825          4,494
    Public Storage Properties XI
        Class A                                     800             18
    Public Storage, Inc. REIT                    63,600          1,868
    Puerto Rican Cement Co., Inc.                11,400            572
    Puget Sound Energy Inc.                      51,263          1,548
    Pulitzer Publishing Co.                      13,666            858
    Pulte Corp.                                  17,008            711
-   QLogic Corp.                                 24,327            718
    Quaker Chemical Corp.                        22,500            426
-   Quaker City Bancorp, Inc.                    19,018            416
    The Quaker Oats Co.                          84,110          4,437
-   QUALCOMM, Inc.                               41,700          2,106
-   Quality Food Centers Inc.                    13,068            876
-   Quality Systems, Inc.                        16,300            118
-   Quantum Corp.                                80,800          1,621
    Queens County Bancorp, Inc.                   3,900            158
-   Quest Diagnostics, Inc.                      37,556            634
    Questar Corp.                                24,585          1,097
    Quick & Reilly Group, Inc.                   23,631          1,016
-   QuickResponse Services, Inc.                 11,500            426
-   Quiksilver, Inc.                             10,000            286
-   Quickturn Design Systems, Inc.               41,900            492
-   Quintel Entertainment, Inc.                  65,800            358
-   Quintiles Transnational Corp.                44,500          1,702
-   Quorum Health Group, Inc.                    45,700          1,194
-   Qwest Communications
        International Inc.                       63,300          3,766
-   RCN Corp.                                    15,300            524
    RFS Hotel Investors, Inc. REIT               30,900            616
    R.L.I. Corp.                                  9,700            483
    RJR Nabisco Holdings Corp.                  199,419          7,478
    RPM Inc. (Ohio)                              58,062            885
-   RWD Technologies, Inc.                       25,500            459
-   Racotek, Inc.                                23,800             36
-   RailTex, Inc.                                27,606            395
-   Rainbow Technologies, Inc.                   20,400            592
-   Rainforest Cafe, Inc.                        17,650            582
-   Rambus Inc.                                  13,800            631
-   Ralcorp Holdings, Inc.                       30,257            512
    Ralston-Ralston Purina Group                 65,535          6,091
-   Ramtron International Corp.                  73,500            409
-   Rare Hospitality International Inc.          41,000            369
-   Raster Graphics, Inc.                        43,400            201
-   Rational Software Corp.                      49,163            559
    Raychem Corp.                                52,930          2,279
    Raymond James Financial, Inc.                25,275          1,003
    Rayonier Inc.                                17,275            735
    Raytheon Co. Class A                         62,772          3,095
    Raytheon Co. Class B                        143,122          7,228
-   Read Rite Corp.                              28,031            441
    Reader's Digest Assn., Inc.
        Class A                                  62,900          1,486
    Reader's Digest Assn., Inc.
        Class B                                   1,500             37
-   Reading & Bates Corp.                        44,195          1,851
    Realty Income Corp. REIT                     28,200            717
    Reckson Associates Realty
        Corp. REIT                               20,400            518
-   Recovery Engineering, Inc.                   20,400            500
-   Redhook Ale Brewery, Inc.                    17,000             89
    Redwood Trust, Inc.                          22,400            456
-   Reebok International Ltd.                    34,108            983
    Regal-Beloit Corp.                           16,300            482
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
-   Regal Cinemas, Inc.                          21,200    $       591
    Regis Corp.                                  34,794            874
    Regions Financial Corp.                      83,820          3,536
-   The Registry, Inc.                           12,900            592
    Reinsurance Group of
        America, Inc.                            15,550            662
    Reliable Life Insurance Co.
        Class A                                   3,000            341
    Reliance Acceptance Group Inc.               62,100             19
    Reliance Bancorp, Inc.                       15,400            564
    Reliance Group Holdings                      69,586            983
    Reliastar Financial Corp.                    55,992          2,306
-   Remedy Corp.                                 17,400            365
-   Renal Treatment Centers, Inc.                21,400            773
-   Republic Industries, Inc.                   262,058          6,109
    Republic New York Corp.                      33,431          3,817
-   ReSound Corp.                                71,800            395
-   Retirement Care Associates, Inc.             49,300            419
-   Retix                                        79,809            374
-   Revlon, Inc. Class A                         11,300            399
-   Rexall Sundown, Inc.                         39,806          1,202
    Reynolds & Reynolds Class A                  47,600            878
    Reynolds Metals Co.                          44,874          2,692
    Richfood Holdings, Inc.                      28,750            812
    Riggs National Corp.                         27,800            747
-   Right Management Consultants                 25,300            323
-   Rightchoice Managed Care, Inc.               14,800            142
-   Rio Hotel and Casino, Inc.                   27,700            582
    Rite Aid Corp.                               75,723          4,444
    Roadway Express Inc.                         11,958            265
-   Robert Half International, Inc.              55,900          2,236
    Rochester Gas and Electric Corp.             23,652            804
-   Rochester Medical Corp.                      17,950            242
    Rockwell International Corp.                127,667          6,671
-   Rocky Mountain Chocolate
        Factory, Inc.                            15,400             85
-   Rogers Corp.                                 13,000            531
    Rohm & Haas Co.                              37,758          3,615
    Rohn Industries  Inc.                        73,500            379
    Rollins, Inc.                                13,550            275
    Rollins Truck Leasing                        14,600            261
    Roper Industries Inc.                        17,828            504
    Roslyn Bancorp, Inc.                         25,500            593
    Ross Stores, Inc.                            29,612          1,077
-   Ross Technology, Inc.                       118,600            119
    Rouge Industries Inc.                        16,300            198
    Rouse Co.                                    39,900          1,307
-   Rowan Cos., Inc.                             53,072          1,619
-   Royal Appliance
        Manufacturing Co.                        71,186            472
    Royal Caribbean Cruises, Ltd.                38,900          2,074
-   Royal Precision Inc.                          5,800             39
    Rubbermaid, Inc.                             92,267          2,307
-   Ruby Tuesday, Inc.                           22,837            588
    Ruddick Corp.                                31,700            553
    Russell Corp.                                22,150            588
-   Rutherford-Moran Oil Corp.                   32,400            579
-   Ryan's Family Steak Houses, Inc.             46,115            395
    Ryder System, Inc.                           47,966          1,571
-   S&K Famous Brands Inc.                        6,200             82
    SBC Communications Inc.                     561,575         41,135
-   SCI Systems, Inc.                            36,016          1,569
-   SDL, Inc.                                    19,650            285
    SEI Corp.                                    20,700            869
    SJW Corp.                                     7,500            454
    SLM Holding Corp.                            35,497          4,939
-   SMC Corp.                                    21,200            175
-   SPS Technologies, Inc.                       12,952            565
-   SPS Transaction Services                     32,800            740
    SPX Corp.                                     9,800            676
-   S3, Inc.                                     81,700            409
-   Sabratek Corp.                               15,700            451
    SAFECO Corp.                                 85,035          4,145
-   Safeguard Health Enterprises, Inc.           16,035            216
-   Safeguard Scientifics, Inc.                  18,494            580
-   Safeskin Corp.                               22,700          1,288
    Safety-Kleen Corp.                           35,509            974
-   Safeway, Inc.                               143,864          9,099
    St. Francis Capital Corp.                    11,700            591
    St. Joe Corp.                                18,600          1,683
    St. John Knits, Inc.                          8,900            356
-   St. Jude Medical, Inc.                       56,359          1,719
    St. Mary Land & Exploration Co.              18,728            655
    St. Paul Bancorp, Inc.                       34,656            910
    St. Paul Cos., Inc.                          51,382          4,217
-   Saks Holdings, Inc.                          38,500            796
    Salient 3 Communications Class A             29,600            366
-   Samsonite Corp.                              12,100            383
-   Sanchez Computer
        Associates, Inc.                         31,060            905
-   SanDisk Corp.                                32,100            652
-   Sanmina Corp.                                12,500            847
-   Santa Fe Energy Resources, Inc.              62,062            698
    Santa Fe International Corp.                 10,700            435
    Santa Monica Bank                            19,400            540
    Sara Lee Corp.                              295,097         16,618
-   Satcon Technology Corp.                      32,993            433
-   Sawtek Inc.                                  11,900            314
    Sbarro, Inc.                                 18,709            492
    SCANA Corp.                                  64,600          1,934
-   Henry Schein, Inc.                           30,679          1,074
-   R. P. Scherer Corp.                          14,674            895
    Schering-Plough Corp.                       450,162         27,966
    Schlumberger Ltd.                           304,208         24,489
    Schnitzer Steel Industries, Inc.
        Class A                                   5,500            154
-   Scholastic Corp.                             16,900            634
-   Schuler Homes Inc.                           59,600            384
    A. Schulman Inc.                             20,293            510
    Charles Schwab Corp.                        161,804          6,786
    Schweitzer-Mauduit
        International, Inc.                      19,337            720
-   Sciclone Pharmaceuticals                     80,100            275
    Scientific-Atlanta, Inc.                     47,692            799
-   Scientific Games Holdings Corp.              10,500            213
-   Scios, Inc.                                  45,700            457
-   Scopus Technology, Inc.                      29,900            359
-   Scotts Co.                                   21,400            647
    E.W. Scripps Co. Class A                     49,476          2,396





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                                                                MARKET
                                                                VALUE*
TOTAL STOCK MARKET PORTFOLIO                     SHARES          (000)
-----------------------------------------------------------------------
    Seacoast Banking Corp. of Florida
        Class A                                  12,900    $       497
-   Seagate Technology                          149,802          2,884
-   SEACOR SMIT Inc.                              8,200            494
-   Seagull Energy Corp.                         38,656            797
-   Sealed Air Corp.                             26,200          1,618
-   Sealright Co.                                31,800            394
    Sears, Roebuck & Co.                        240,587         10,887
-   Seattle FilmWorks, Inc.                      43,900            488
-   Secure Computing Corp.                       38,700            457
    Security Capital Atlantic, Inc. REIT         28,975            612
    Security Capital Industrial
        Trust REIT                               65,517          1,630
-   Security Capital Group Inc.
        Warrants Exp. 9/18/1998                   6,953             37
-   Security Capital Group Inc.
        Class B                                  13,500            439
    Security Capital Pacific, Inc. REIT          55,793          1,353
-   Security Dynamics
        Technologies, Inc.                       23,100            826
-   Security First Network Bank                  35,564            258
    Sensormatic Electronics Corp.                45,338            745
-   Sepracor Inc.                                16,300            653
-   Sequa Corp. Class A                          12,344            803
-   Sequana Therapeutics, Inc.                   32,900            362
-   Sequent Computer Systems, Inc.               28,100            562
-   SEQUUS Pharmaceuticals, Inc.                 32,200            239
    Service Corp. International                 154,556          5,709
-   Service Merchandise Co., Inc.               137,950            293
    Shared Medical Systems Corp.                 30,563          2,017
    Shaw Industries, Inc.                        80,500            936
    Sherwin-Williams Co.                        106,160          2,946
-   Shiva Corp.                                  41,400            354
-   Shoe Carnival, Inc.                          43,400            353
-   Shopko Stores, Inc.                          23,445            510
-   Shoney's Inc.                               106,806            340
-   Shorewood Packaging Corp.                    16,900            452
-   ShowBiz Pizza Time, Inc.                     20,100            462
    Showboat, Inc.                               24,784            728
-   Shuffle Master, Inc.                         47,817            335
    Shurgard Storage Centers, Inc.
        Class A REIT                             12,800            371
-   Siebel Systems, Inc.                         21,241            888
    Sierra Pacific Resources                     18,800            705
    Sigma-Aldrich Corp.                          60,954          2,423
-   Signal Technology Corp.                      41,653            213
-   Signature Resorts, Inc.                      21,450            469
    SIG Corp.                                    12,600            370
-   Silicon Gaming, Inc.                         31,800            332
-   Silicon Graphics, Inc.                      107,138          1,333
-   Silicon Valley Bancshares                    12,300            692
-   Silicon Valley Group, Inc.                   18,400            416
-   Silicon Valley Research, Inc.                12,100              8
    Simmons First National                       13,050            563
    Simon DeBartolo Group, Inc. REIT             60,972          1,993
-   Sirco International Corp.                    74,600            187
-   SITEL Corp.                                  76,400            697
    Sirrom Capital Corp.                         17,100            891
    Sizzlers Property Investors, Inc.            39,000            410
-   Sizzler International                       129,725            349
    Skaneateles Bancorp, Inc.                    22,200            473
-   SMART Modular
        Technologies, Inc.                       24,200            557
    A.O. Smith Corp.                             16,400            693
-   Smith International, Inc.                    24,400          1,498
-   Smithfield Foods, Inc.                       22,800            752
    J.M. Smucker Co. Class A                     23,700            560
    J.M. Smucker Co. Class B                      2,500             58
-   Snyder Communications, Inc.                  31,949          1,166
    Snap-On Inc.                                 37,818          1,650
-   Software Spectrum, Inc.                      16,100            191
-   Software Publishing Corp.
        Holdings, Inc.                            6,352              5
-   Sofamor Danek Group, Inc.                    15,200            989
-   Sola International, Inc.                     11,300            367
-   Solectron Corp.                              69,600          2,893
    Solutia, Inc.                                71,396          1,905
-   Solv-Ex Corp.                                32,466             24
    Sonat, Inc.                                  52,860          2,418
-   Sonic Corp.                                  20,150            567
    Sonoco Products                              58,760          2,038
    Sotheby's Holdings Class A                   32,800            607
    Southdown, Inc.                              14,900            879
    Southern California Water Co.                20,300            510
    Southern Co.                                421,823         10,915
    Southern New England
        Telecommunications Corp.                 40,900          2,058
-   Southern Union Co.                           25,799            616
-   Southland Corp.                             231,800            493
    SouthTrust Corp.                             60,589          3,844
    Southwest Airlines Co.                      134,234          3,306
    Southwest Bancshares, Inc.                   16,474            490
    Southwest Gas Corp.                          28,100            525
    Southwestern Energy Co.                      44,400            572
    Sovereign Bancorp, Inc.                      64,211          1,332
    Sovran Self Storage, Inc. REIT               19,300            626
-   SpaceLabs Medical, Inc.                      21,439            407
-   Spacetec IMC Corp.                           17,900             54
-   Spaghetti Warehouse, Inc.                     4,400             25
    Spartan Motors, Inc.                         40,400            250
-   Specialty Chemical
        Resources, Inc.                          29,400             31
-   SpecTran Corp.                               33,500            322
-   Spectranetics Corp.                          80,700            250
-   Speedfam International, Inc.                 22,200            588
-   Speedway Motorsports, Inc.                   24,700            613
-   Spelling Entertainment                       66,700            467
-   Spiegel, Inc. Class A                        47,100            233
    Spieker Properties, Inc. REIT                33,400          1,432
-   The Sports Authority, Inc.                   17,400            257
    Springs Industries Inc. Class A              12,265            638
    Sprint Corp.                                265,146         15,544
-   Spyglass, Inc.                               51,500            254
-   Stac, Inc.                                   55,130            255
-   Stage Stores, Inc.                           16,200            605
-   Standard Commercial
        Tobacco Co.                              32,371            536
-   Standard Microsystem                         39,300            341
    Standard Motor Products, Inc.                22,400            505
    Standard Products Co.                        23,600            605
    The Standard Register Co.                    16,713            581
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                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
    Stanhome, Inc.                               22,000    $       565
    The Stanley Works                            54,862          2,589
-   Staples, Inc.                                99,177          2,752
    Star Banc Corp.                              52,688          3,023
-   Starbucks Corp.                              48,400          1,857
    L. S. Starrett Co. Class A                   11,800            431
-   Starter Corp.                                73,800            226
    State Auto Financial Corp.                   15,150            489
    Starwood Lodging Trust REIT                  32,550          1,884
    State Street Corp.                           98,684          5,742
-   Station Casinos, Inc.                        22,500            229
-   Steel Dynamics, Inc.                         28,900            462
-   Stein Mart, Inc.                             25,350            678
    Stepan Co.                                   14,500            430
    Stephan Co.                                  17,650            235
-   STERIS Corp.                                 20,749          1,001
-   Sterling Commerce, Inc.                      54,685          2,102
-   Sterling Software, Inc.                      23,100            947
    Stewart & Stevenson
        Services, Inc.                           17,818            454
    Stewart Enterprises, Inc. Class A            29,100          1,357
-   Stone Container Corp.                        61,013            637
-   Stone Energy Corp.                           20,700            693
    Storage USA, Inc. REIT                       16,600            663
    Storage Trust Realty REIT                    23,800            626
-   Storage Technology Corp.                     36,855          2,283
-   Strategic Distribution, Inc.                 84,078            378
-   Stratosphere Corp.                           75,400              5
-   Strattec Strategy Corp.                      18,605            474
-   Stratus Computer, Inc.                       15,700            594
    Stride Rite Corp.                            41,726            501
-   Structural Dynamics
        Research Corp.                           17,800            401
    Stryker Corp.                                59,200          2,205
    Student Loan Corp.                           18,600            918
-   Styling Technology Corp.                      9,000            146
-   Submicron Systems Corp.                      48,900            110
-   Suiza Foods Corp.                             3,000            179
    Sumitomo Bank of California                  16,800            918
-   Summit Care Corp.                            26,900            440
    Summit Bancorp.                             107,765          5,738
-   Summit Technology, Inc.                      69,000            313
-   Sun Coast Industries, Inc.                    6,300             37
    Sun Communities, Inc. REIT                   19,900            715
    Sun Co., Inc.                                44,514          1,872
-   Sun Microsystems, Inc.                      225,804          9,004
-   Sunbelt Nursery Group, Inc.                   3,500              3
    SunAmerica Inc.                             119,300          5,100
-   Sun Healthcare Group, Inc.                   30,700            595
-   Sunburst Hospitality Corp.                   11,213            111
    Sunbeam Corp.                                51,900          2,186
    Sundstrand Corp.                             36,800          1,854
-   SunGard Data Systems, Inc.                   52,800          1,637
-   Sunglass Hut International, Inc.             72,626            458
-   Sunrise Medical, Inc.                        34,600            534
    SunTrust Banks, Inc.                        131,039          9,353
-   SuperGen, Inc.                               29,400            441
    Superior Industries
        International, Inc.                      11,550            310
    Superior Surgical Manufacturing
        Co., Inc.                                24,300            389
    SuperValu Inc.                               36,549          1,530
-   Supreme International Corp.                  26,000            325
    Susquehanna Bancshares, Inc.                 19,650            752
-   Swift Energy Co.                             25,000            527
-   Swift Transportation Co., Inc.               16,700            541
-   Swing-n-Slide Corp.                          31,911            128
-   Sybase, Inc.                                 46,620            621
-   Sybron International Corp.                   29,396          1,380
-   Sykes Enterprises, Inc.                      25,200            491
-   Sylvan Learning Systems, Inc.                16,200            632
-   Symantec Corp.                               32,988            724
    Symbol Technologies, Inc.                    23,850            900
-   Symmetricom Inc.                             36,400            423
-   Syms Corp.                                   36,600            435
-   Synagro Technologies Inc.                     8,046             21
    Synalloy Corp.                               12,000            177
-   Syncor International Corp.                   28,300            456
-   Synopsys, Inc.                               48,786          1,744
-   Synetic, Inc.                                 7,900            288
    Synovus Financial Corp.                     106,975          3,503
    Sysco Corp.                                 106,654          4,859
-   System Software
        Associates, Inc.                         39,200            343
-   TBC Corp.                                    38,450            368
    TCA Cable Television, Inc.                   15,800            727
    TCF Financial Corp.                          63,662          2,161
-   TCI Satellite Entertainment, Inc.
        Class A                                  57,955            398
-   TCI Satellite Entertainment, Inc.
        Class B                                     420              3
-   TCI Music, Inc. Class A                      32,925            251
-   TCSI Corp.                                   68,721            550
    TECO Energy, Inc.                            79,600          2,239
    TIG Holdings, Inc.                           31,500          1,045
    TJX Cos., Inc.                              100,368          3,450
    TNP Enterprises, Inc.                        21,200            705
-   TRO Learning, Inc.                           22,400            115
    TRW, Inc.                                    75,606          4,035
-   TST Impreso, Inc.                            32,800            262
    Talbots Inc.                                 17,200            312
    Tandy Corp.                                  64,396          2,483
    Tanger Factory Outlet
        Centers, Inc.                            16,111            492
    Taubman Co. REIT                             63,600            827
-   Tech Data Corp.                              29,322          1,140
    Tech/Ops Sevcon, Inc.                         5,000             63
-   Tech-Sym Corp.                               16,302            415
-   Techne                                       29,400            515
-   Technical Chemicals and
        Products, Inc.                           35,200            400
-   Technology Solutions Co.                     22,917            604
    Tecumseh Products Co. Class A                11,700            570
-   Telco Systems, Inc.                          39,600            384
-   Tejas Gas Corp.                              12,470            764
-   Tekelec                                      15,100            461
    Tektronix, Inc.                              30,080          1,194
-   Tel-Save Holdings, Inc.                      39,500            785
-   Tele-Communications
        International, Inc. Series A             67,100          1,208
-   Tele-Communications, Inc.
        Class A                                 309,905          8,658
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                                                                MARKET
                                                                VALUE*
TOTAL STOCK MARKET PORTFOLIO                     SHARES          (000)
-----------------------------------------------------------------------
-   Tele-Communications, Inc.
        Class B                                     143    $         4
-   Tele-Communications TCI
        Ventures Group Series A                 129,865          3,677
-   Tele-Communications TCI
        Ventures Group Series B                   4,057            116
    Teleflex Inc.                                22,226            839
    Telephone & Data Systems, Inc.               35,900          1,672
-   Teleport Communications
        Group Inc.                               16,500            905
-   Tellabs, Inc.                               110,388          5,837
-   Telxon Corp.                                 22,700            542
-   Telular Corp.                               125,300            305
    Temple-Inland Inc.                           34,626          1,811
-   Teletech Holdings Inc.                       31,700            361
-   Tenet Healthcare Corp.                      185,145          6,133
    Tenneco, Inc.                               104,235          4,117
-   Teradyne, Inc.                               51,029          1,633
    Terra Industries, Inc.                       44,150            577
    Texaco Inc.                                 342,540         18,626
    Texas Industries, Inc.                       22,000            990
    Texas Instruments, Inc.                     235,602         10,602
    Texas Regional Bancshares, Inc.              20,250            618
    Texas Utilities Co.                         147,027          6,111
    Textron, Inc.                               101,412          6,338
-   Theragenics Corp.                            31,342          1,128
-   Thermedics Detection Inc.                    40,295            413
-   Thermo Cardiosystems Inc.                    22,850            611
-   Thermo Electron Corp.                        92,362          4,110
-   Thermo Ecotek Corp.                          21,650            395
-   Thermo Fibertek, Inc.                        66,725            813
-   Thermo Instrument Systems, Inc.              74,872          2,578
    Thermo Remediation, Inc.                     37,700            233
-   Thermo TerraTech, Inc.                       54,400            442
-   Thermo VolTek                                30,950            162
-   ThermoLase Corp.                             42,900            450
-   ThermoQuest Corp.                             4,000             73
-   Thermotrex Corp.                             26,800            593
-   Thermedics, Inc.                             15,950            261
    Thiokol Corp.                                11,100            902
    Thomas & Betts Corp.                         33,927          1,603
    Thor Industries, Inc.                        14,000            480
    Thornburg Mortgage Asset Corp.               29,400            485
-   3Com Corp.                                  211,009          7,372
-   360 Communications Co.                       74,349          1,501
    Tidewater, Inc.                              36,700          2,023
    Tiffany & Co.                                20,968            756
    Timberline Software Corp.                    62,290            767
    Time Warner, Inc.                           343,953         21,325
    The Times Mirror Co.                         20,009            508
    The Times Mirror Co. Class A                 58,716          3,611
    The Timken Co.                               38,090          1,309
-   Titan Exploration, Inc.                      31,122            296
    Titan International, Inc.                    26,250            527
-   Titanium Metals Corp.                        19,000            549
    Toastmaster, Inc.                            10,300             43
-   Today's Man Inc.                             38,300            120
-   Todd Shipyards Corp.                         48,747            204
-   Todhunter International, Inc.                19,300            200
-   Toll Brothers, Inc.                          28,700            768
    Tootsie Roll Industries, Inc.                11,245            703
-   The Topps Co., Inc.                         128,897            286
    Torch Energy Royalty Trust                   34,700            219
    Torchmark Corp.                              84,396          3,550
    The Toro Co.                                 15,700            669
    Tosco Corp.                                  95,958          3,628
-   Total Control Products, Inc.                 32,300            396
-   Total Renal Care Holdings, Inc.              26,800            737
-   Total-Tel USA
        Communications, Inc.                     11,240            332
-   Tower Automotive, Inc.                       14,300            601
    Total System Services, Inc.                  79,224          1,961
    Town & Country Trust REIT                    28,300            501
-   Toy Biz                                      54,000            419
-   Toys R Us, Inc.                             174,501          5,486
-   Tractor Supply Co.                           21,600            319
-   Trak Auto Corp.                              17,500            197
-   Trans World Airlines                         76,597            776
-   Transaction Systems
        Architects, Inc.                         15,800            600
    Transamerica Corp.                           38,807          4,133
    Transatlantic Holdings, Inc.                 21,300          1,523
    Transocean Offshore, Inc.                    62,400          3,007
    TransPro Inc.                                25,725            232
-   TransTexas Gas Corp.                         38,700            573
    Travelers Property Casualty Corp.            49,900          2,196
-   Transworld Healthcare Inc.                   36,826            258
    Travelers Group Inc.                        702,959         37,872
    Tredegar Industries Inc.                      8,800            580
-   Tremont Corp.                                10,246            535
    Trenwick Group Inc.                           8,400            316
-   Triangle Pacific Corp.                       15,800            535
-   Triad Guaranty, Inc.                         20,700            600
-   Triarc Cos., Inc. Class A                    13,400            365
-   Tricon Global Restaurants, Inc.              94,087          2,734
    Tribune Co.                                  75,394          4,693
-   Trigon Healthcare, Inc.                      26,200            684
    TriMas Corp.                                 25,000            859
-   Trimble Navigation Ltd.                      29,900            652
    Trinity Industries, Inc.                     26,450          1,180
-   TriQuint Semiconductor, Inc.                 22,100            448
    True North Communications                    30,200            747
-   Trump Hotels & Casino
        Resorts, Inc.                            23,800            159
    The Trust Co. of New Jersey                  29,100            728
    Trustco Bank                                 27,613            752
    Trustmark Corp.                              19,900            920
-   Tuboscope Inc.                               25,500            614
    Tupperware Corp.                             37,482          1,045
-   Tucson Electric Power Co.                    38,380            696
    20th Century Industries of CA                31,900            829
-   Tyler Corp.                                 123,000            677
    Tyson Foods, Inc.                           131,369          2,693
-   UAL Corp.                                    35,780          3,310
-   UCAR International, Inc.                     27,500          1,098
    UGI Corp. Holding Co.                        19,900            583
-   UICI                                         27,200            949
    UMB Financial Corp.                          11,048            602
    UST Corp.                                    27,900            774
    USX-Marathon Group                          176,146          5,945
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
    UST, Inc.                                   112,946    $     4,172
-   USA Waste Service                           132,505          5,201
-   U.S. Rentals, Inc.                           17,100            402
    U.S. Bancorp                                150,372         16,832
    UNUM Corp.                                   85,654          4,657
-   URS Corp.                                    29,700            462
-   United States Can Co.                        28,009            473
    USF&G Corp.                                  66,983          1,478
-   USG Corp.                                    28,500          1,397
    USX Delhi Group                              29,400            603
    USX-U.S. Steel Group, Inc.                   52,587          1,643
-   Ultrafem, Inc.                               39,467             37
    Ultramar Diamond
        Shamrock Corp.                           58,068          1,851
-   Ultratech Stepper, Inc.                      17,700            352
    Unifi, Inc.                                  37,550          1,528
    UniFirst Corp.                               19,100            536
-   Unigene                                     102,000            268
-   Unilab Corp.                                 19,400             36
    Unicom Corp.                                132,509          4,075
    Union Camp Corp.                             42,629          2,289
    Union Carbide Corp.                          76,046          3,265
    Union Electric Co.                           62,772          2,715
    Union Pacific Corp.                         151,397          9,453
    Union Pacific Resources
        Group, Inc.                             154,658          3,750
    Union Planters Corp.                         47,380          3,219
    Union Texas Petroleum
        Holdings, Inc.                           52,400          1,091
    UnionBanCal Corp.                            31,000          3,333
-   Uniphase Corp.                               20,400            844
-   Uniroyal Technology Corp.                    49,500            312
    Unisource Worldwide, Inc.                    39,841            568
-   Unisys Corp.                                105,480          1,464
-   Unit Corp.                                   41,600            400
    United Asset Management Corp.                42,200          1,031
    United Cos. Finance Corp.                    13,617            211
-   United Capital Corp.                         24,900            660
    United Dominion Industries Ltd.              27,600            699
    United Dominion Realty
        Trust REIT                               53,200            741
    United Healthcare Corp.                     115,246          5,726
    United Illuminating Co.                      14,100            648
-   United International Holdings,
        Inc. Class A                             52,600            605
-   United Meridian Corp.                        20,800            585
    United National Bancorp                      18,881            510
    United Mobile Homes, Inc.                    32,100            377
-   United Payors & United
        Providers, Inc.                          25,900            499
-   US Airways Group, Inc.                       55,863          3,491
-   U.S. Bioscience                              50,987            462
-   U.S. Cellular Corp.                          52,900          1,640
-   U.S. Energy Corp.                            32,460            288
-   U.S. Filter Corp.                            49,384          1,478
-   U.S. Home Corp.                              16,300            640
    U.S. Industries, Inc.                        45,350          1,366
-   U.S. Office Products Co.                     75,750          1,487
-   U.S. Satellite Broadcasting Co.,
        Inc. Class A                             44,600            354
    U.S. Surgical Corp.                          45,165          1,324
    U S WEST Communications
        Group                                   294,501         13,289
-   U S WEST Media Group                        371,464         10,726
    U.S. Trust Corp.                             15,102            946
    United Technologies Corp.                   144,718         10,537
    United Television, Inc.                       5,500            571
    United Wisconsin Services, Inc.              12,400            319
    Unitrin, Inc.                                22,800          1,473
-   Unitrode Corp.                               26,822            577
    Universal Corp.                              20,900            860
-   Universal Electronics, Inc.                  18,400            184
    Universal Foods Corp.                        15,513            655
-   Universal Outdoor Holdings, Inc.             16,400            853
-   Universal Health Services Class B            19,800            997
-   Univision Communications Inc.                14,900          1,040
    Unocal Corp.                                151,017          5,861
-   UNOVA, Inc.                                  31,338            515
-   Uranium Resources, Inc.                      64,132            249
    Urban Shopping Centers,
        Inc. REIT                                18,800            656
-   Urocor, Inc.                                 45,700            283
-   UroQuest Medical Corp.                       57,700            151
    US Bancorp, Inc.                              7,900            577
-   USDATA Corp., Inc.                           21,803            101
    UtiliCorp United, Inc.                       32,900          1,277
    VF Corp.                                     76,888          3,532
-   VLSI Technology, Inc.                        27,600            652
-   V-One Corp.                                  50,300            176
-   VTEL Corp.                                   25,438            156
-   VWR Scientific Products Corp.                21,600            610
-   Vail Resorts Inc.                             1,900             49
-   Valassis Communications, Inc.                24,900            921
    Valhi, Inc.                                  68,900            650
-   Valence Technology                           63,800            323
    Valero Energy Corp.                          32,400          1,019
    Valley National Bancorp                      25,706          1,011
    Valspar Corp.                                27,000            861
-   Value City Department Stores, Inc.           60,500            537
    Value Line, Inc.                             14,500            573
-   Vanguard Cellular Systems, Inc.
        Class A                                  46,313            590
-   Vanstar Corp.                                51,500            583
-   Vantive Corp.                                27,800            702
-   Varco International, Inc.                    43,144            925
    Varian Associates, Inc.                      18,100            915
    Vastar Resources, Inc.                       59,800          2,138
-   Vencor, Inc.                                 42,063          1,028
-   Venture Stores, Inc.                         70,663             62
-   Veritas Software Corp.                       18,050            921
-   Verity, Inc.                                 40,700            204
    Vermont Financial Services Corp.             20,658            573
-   Versant Object Technology Corp.              36,300            501
-   Vertex Pharmaceuticals, Inc.                 14,400            475
    Vesta Insurance Group, Inc.                  11,500            683
-   Veterinary Centers of
        America, Inc.                            32,760            440
-   Viacom Inc. Class A                           4,953            202
-   Viacom Inc. Class B                         205,118          8,500
    Viad Corp.                                   58,063          1,121
-   VIASOFT, Inc.                                10,048            425

-----------------------------------------------------------------------
                                                                MARKET
                                                                VALUE*
TOTAL STOCK MARKET PORTFOLIO                     SHARES          (000)
-----------------------------------------------------------------------
-   Vicor Corp.                                  25,319    $       687
-   Vicorp Restaurants, Inc.                     26,800            469
-   Viking Office Products                       49,900          1,088
-   Video Lottery Technologies, Inc.             35,000            416
-   VideoServer, Inc.                            33,100            525
    Vintage Petroleum, Inc.                      38,200            726
    Virginia Beach Federal
        Financial Corp.                          16,900            311
-   Visio Corp.                                  16,500            633
-   Vishay Intertechnology, Inc.                 38,686            914
-   VISIX Inc.                                   23,371            517
-   Vitalink Pharmacy Services, Inc.              9,741            235
-   Vitesse Semiconductor Corp.                  21,250            802
-   Vivus, Inc.                                  18,900            201
-   VMARK Software, Inc.                         42,414            339
-   Volt Information Sciences Inc.               25,500          1,374
    Vornado Realty Trust REIT                    31,900          1,497
    Vulcan Materials Co.                         20,790          2,123
-   WFS Financial, Inc.                          43,250            487
-   WHX Corp.                                    23,300            277
-   WHG Resorts & Casino Inc.                     4,175             93
    Wicor, Inc.                                  10,500            488
-   WMS Industries, Inc.                         23,000            486
    WPL Holdings, Inc.                           18,200            603
    WPS Resources Corp.                           9,021            305
-   WSFS Financial Corp.                         27,000            540
    Wabash National Corp.                        10,450            297
    Wachovia Corp.                              127,920         10,378
    Wackenhut Corp.                              17,692            410
    Wackenhut Corp. Class B                       6,350            134
-   Wackenhut Corrections Corp.                  24,100            648
-   Wahlco Environmental                         38,500             14
    Wainwright Bank & Trust Co.                   4,600             47
    Wal-Mart Stores, Inc.                     1,391,384         54,873
    Walbro Corp.                                 27,700            372
    Walgreen Co.                                301,560          9,461
-   Walker Interactive Systems, Inc.             34,400            473
-   Wall Data Inc.                               27,596            376
    Wallace Computer Services, Inc.              25,800          1,003
-   Walter Industries, Inc.                       4,500             93
-   Wang Laboratories, Inc.                      17,200            381
    The Warnaco Group, Inc.
        Class A                                  46,092          1,446
    Warner-Lambert Co.                          166,817         20,685
    Washington Federal Inc.                      28,944            910
    Washington Gas Light Corp.                   26,998            835
    Washington Mutual, Inc.                     153,362          9,786
    Washington Post Co. Class B                   6,600          3,211
    Washington REIT                              41,600            697
    Washington Water Power Co.                   34,100            829
    Waste Management Inc.                       278,613          7,662
-   Waters Corp.                                 17,700            666
    Watkins-Johnson Co.                          17,700            459
-   Watson Pharmaceuticals, Inc.                 53,728          1,743
    Watts Industries Class A                     17,000            481
    Wausau-Mosinee Paper Corp.                   70,824          1,425
    Waverly, Inc.                                10,818            508
-   Weatherford Enterra, Inc.                    33,254          1,455
-   Webco Industries, Inc.                       18,800            132
    Weeks Corp. REIT                             21,400            685
    Weingarten Realty Investors REIT             16,500            739
-   Weirton Steel                               123,400            332
    Weis Markets, Inc.                           25,500            893
-   Wellcare Management
        Group, Inc.                              16,100             32
    Wellman, Inc.                                17,945            350
-   Wellpoint Health Networks Inc.
        Class A                                  42,635          1,801
    Wells Fargo & Co.                            54,107         18,366
-   Wellsford Real Properties
        Inc. REIT                                 4,600             72
    Wendy's International, Inc.                  79,497          1,913
    Werner Enterprises, Inc.                     22,600            463
    Westbanco Inc.                               11,850            356
    Wesco Financial Corp.                         4,342          1,303
-   West TeleServices Corp.                      36,800            442
    WestAmerica Bancorporation                    2,500            256
-   Western Atlas, Inc.                          32,938          2,437
    Westcorp, Inc.                               38,007            641
-   Western Digital Corp.                        52,200            838
    Western Gas Resources, Inc.                  25,200            558
    Western Investment Real Estate
        Trust REIT                               36,500            502
    Western National Corp.                       42,600          1,262
    Western Resources, Inc.                      39,700          1,707
-   Western Wireless Corp.                       28,500            495
    Westfield America, Inc. REIT                 43,900            746
    Westinghouse Air Brake Co.                   28,400            728
-   Westpoint Stevens, Inc.                      18,243            862
    Westvaco Corp.                               61,947          1,947
-   Westwood One, Inc.                           24,100            895
-   WetSeal, Inc. Class A                        22,200            655
    Weyerhaeuser Co.                            122,885          6,029
    Wheelabrator Technologies, Inc.              95,062          1,527
    Whirlpool Corp.                              45,344          2,494
-   White River                                   8,442            671
    Whitman Corp.                                62,725          1,635
    Whitney Holdings                              9,370            534
-   Whole Foods Market, Inc.                     22,000          1,125
    Willamette Industries, Inc.                  68,364          2,200
    Williams Cos., Inc.                         195,348          5,543
-   Clayton Williams Energy, Inc.                29,700            446
-   Williams Sonoma, Inc.                        19,308            809
    Wilmington Trust Corp.                       18,200          1,135
-   Wind River Systems                           15,688            623
    Windmere-Durable Holdings Inc.               25,399            573
    Winn-Dixie Stores, Inc.                      91,075          3,979
-   Wireless One, Inc.                            2,700              5
-   Wisconsin Central
        Transportation Corp.                     30,500            713
    Wisconsin Energy Corp.                       69,538          1,999
    Wiser Oil Co.                                27,200            384
    Witco Chemical Corp.                         35,000          1,428
    Wolohan Lumber Co.                           29,578            399
    Wolverine World Wide, Inc.                   26,770            606
-   Wonderware Corp.                             17,300            244
-   Woolworth Corp.                              82,892          1,689
-   World Acceptance Corp.                       79,600            428
-   World Color Press, Inc.                      22,300            592
    World Fuel Services Corp.                    27,661            581
-   WorldCom, Inc.                              552,155         16,703

-----------------------------------------------------------------------
                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
    Worthington Foods                            25,688    $       360
    Worthington Industries, Inc.                 59,689            985
-   World Corp.                                  36,600             41
    Wrigley, (Wm.) Jr. Co.                       71,488          5,688
-   Wyman-Gordon Corp.                           28,100            551
-   Wyndham Hotel Corp.                          12,900            521
    X-Rite Inc.                                  19,100            349
-   Xoma Corp.                                   59,156            329
-   Xilinx, Inc.                                 45,100          1,581
    Xerox Corp.                                 199,833         14,750
    XTRA Corp.                                    8,100            475
-   Xylan Corp.                                  25,900            392
-   Yahoo!, Inc.                                 26,150          1,811
-   Yellow Corp.                                 27,347            687
    York International Corp.                     26,000          1,029
-   York Research Corp.                          36,600            309
-   Young Broadcasting Inc.                      16,300            632
-   Zale Corp.                                   14,800            340
-   Zebra Technologies Class A                   10,500            312
    Zeigler Coal Holding Co.                     38,800            633
-   Zenith Electronics Corp.                     33,382            182
    Zenith National Insurance Corp.              16,600            427
    Ziegler Cos., Inc.                            3,800             80
-   Zilog Inc.                                   30,800            587
    Zions Bancorp                                39,188          1,778
-   Zoll Medical Corp.                           36,000            191
-   Zoltek Cos., Inc.                            16,200            452
    Zurn Industries, Inc.                        14,400            453
-----------------------------------------------------------------------
TOTAL COMMON STOCKS (95.0%)(1)
    (COST $4,407,479)                                        6,267,225
-----------------------------------------------------------------------

                                                   FACE
                                                 AMOUNT
                                                  (000)
-----------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (6.5%)
-----------------------------------------------------------------------
U.S. TREASURY BILLS
(2)4.90%, 1/8/1998                           $    6,000          5,996
(2)5.02%, 1/22/1998                               8,100          8,077
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
    Obligations in a Pooled
    Cash Account
    6.54%, 1/2/1998                             342,896        342,896
    6.50%, 1/2/1998--Note F                      69,205         69,205
-----------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
    (COST $426,171)                                            426,174
-----------------------------------------------------------------------
TOTAL INVESTMENTS (101.5%)
    (COST $4,833,650)                                        6,693,399
-----------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.5%)
-----------------------------------------------------------------------
Other Assets--Note B                                            34,782
Liabilities--Note F                                           (131,724)
                                                            -----------
                                                               (96,942)
-----------------------------------------------------------------------
NET ASSETS (100%)                                           $6,596,457
-----------------------------------------------------------------------

  *See Note A in Notes to Financial Statements.

  -Non-Income-Producing Security.

(1)The combined market value of common stocks, S&P 500 Index futures contracts, S&P Midcap 400 Index futures contracts, and Russell 2000 Index futures contracts represents 100.1% of net assets.

(2)Securities with an aggregate value of $14,073,000 have been segregated as initial margin for open futures contracts.

ADR--American Depositary Receipt.

REIT--Real Estate Investment Trust.

-----------------------------------------------------------------------
AT DECEMBER 31, 1997, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------
                                                                AMOUNT
                                                                 (000)
-----------------------------------------------------------------------
Paid in Capital                                             $4,724,429
Overdistributed Net Investment Income                             (956)
Accumulated Net Realized Gains                                  12,235
Unrealized Appreciation--Note E
    Investment Securities                                    1,859,749
    Futures Contracts                                            1,000
-----------------------------------------------------------------------
NET ASSETS                                                  $6,596,457
=======================================================================

Investor Shares--Net Assets
    Applicable to 224,899,050
    outstanding shares of
    beneficial interest
    (unlimited authorization)                               $5,092,666
-----------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
    INVESTOR SHARES                                             $22.64
=======================================================================

Institutional Shares--Net Assets
    Applicable to 66,413,490
    outstanding shares of
    beneficial interest
    (unlimited authorization)                               $1,503,791
-----------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
    INSTITUTIONAL SHARES                                        $22.64
=======================================================================

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and
Board of Trustees of
Vanguard Index Trust

In our opinion, the accompanying statements of net assets (and statements of assets and liabilities for Growth Portfolio and Value Portfolio) and the related statements of operations and of changes in net assets and the financial highlights appearing in the Annual Report to Shareholders present fairly, in all material respects, the financial position of Growth Portfolio, Value Portfolio, Extended Market Portfolio, Small Capitalization Stock Portfolio, and Total Stock Market Portfolio (separate portfolios of Vanguard Index Trust, hereafter referred to as the "Trust") at December 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been settled, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Thirty South Seventeenth Street
Philadelphia, Pennsylvania 19103

February 6, 1998

                                                                    F400-12/1997